UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31st

Date of reporting period: March 31, 2014

Item 1: Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments
As of March 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (12.0%)
	Walt Disney Co.	16,052,254	1,285,304
*	Amazon.com Inc.	3,664,815	1,233,284
	Comcast Corp. Class A	24,373,764	1,219,176
	Home Depot Inc.	13,873,215	1,097,788
	McDonald's Corp.	9,751,882	955,977
*	priceline.com Inc.	513,680	612,250
	Twenty-First Century Fox Inc. Class A	19,119,930	611,264
	Ford Motor Co.	38,852,605	606,101
	Time Warner Inc.	8,794,147	574,522
	Starbucks Corp.	7,446,776	546,444
	NIKE Inc. Class B	7,327,714	541,225
	Lowe's Cos. Inc.	10,303,061	503,820
	General Motors Co.	12,842,770	442,048
	TJX Cos. Inc.	7,006,385	424,937
	Target Corp.	6,227,086	376,801
	Time Warner Cable Inc.	2,733,326	374,958
*	DIRECTV	4,667,777	356,712
	CBS Corp. Class B	5,436,521	335,977
	Viacom Inc. Class B	3,925,833	333,657
	Yum! Brands Inc.	4,363,620	328,973
	Johnson Controls Inc.	6,541,745	309,555
	Macy's Inc.	3,630,181	215,233
	VF Corp.	3,470,899	214,779
*	Netflix Inc.	589,193	207,414
	Delphi Automotive plc	2,746,954	186,408
	Omnicom Group Inc.	2,543,797	184,680
*	Discovery Communications Inc. Class A	2,191,302	181,221
*	AutoZone Inc.	332,112	178,377
	Wynn Resorts Ltd.	797,703	177,210
*	Chipotle Mexican Grill Inc. Class A	305,650	173,624
*	Michael Kors Holdings Ltd.	1,767,209	164,828
	Carnival Corp.	4,317,917	163,476
*	Dollar General Corp.	2,902,932	161,055
*	O'Reilly Automotive Inc.	1,047,926	155,502
	Ross Stores Inc.	2,116,897	151,464
	Starwood Hotels & Resorts Worldwide Inc.	1,890,413	150,477
	Harley-Davidson Inc.	2,167,418	144,372
*	Bed Bath & Beyond Inc.	2,097,328	144,296
	BorgWarner Inc.	2,245,626	138,039
	L Brands Inc.	2,402,257	136,376
	Coach Inc.	2,734,147	135,778
	Mattel Inc.	3,352,502	134,469
	Genuine Parts Co.	1,514,480	131,533
	Marriott International Inc.	2,178,337	122,030
	Whirlpool Corp.	763,187	114,066
	Kohl's Corp.	1,983,032	112,636
*	Dollar Tree Inc.	2,050,133	106,976
	Gap Inc.	2,609,642	104,542
*	CarMax Inc.	2,199,127	102,919

PVH Corp.	803,934	100,307
* TripAdvisor Inc.	1,093,020	99,017
Tractor Supply Co.	1,374,991	97,116
Ralph Lauren Corp. Class A	582,679	93,771
Tiffany & Co.	1,084,877	93,462
Wyndham Worldwide Corp.	1,262,511	92,454
Nordstrom Inc.	1,409,208	88,005
* News Corp. Class A	4,904,135	84,449
Newell Rubbermaid Inc.	2,746,766	82,128
Scripps Networks Interactive Inc. Class A	1,080,633	82,031
* Mohawk Industries Inc.	601,782	81,830
H&R Block Inc.	2,700,635	81,532
Expedia Inc.	1,007,278	73,028
Staples Inc.	6,408,993	72,678
Interpublic Group of Cos. Inc.	4,176,635	71,588
Best Buy Co. Inc.	2,692,475	71,108
Harman International Industries Inc.	667,887	71,063
PetSmart Inc.	1,022,128	70,414
Lennar Corp. Class A	1,732,226	68,631
^ Garmin Ltd.	1,211,268	66,935
Darden Restaurants Inc.	1,293,489	65,657
PulteGroup Inc.	3,380,587	64,873
Hasbro Inc.	1,148,513	63,880
Goodyear Tire & Rubber Co.	2,443,740	63,855
Comcast Corp.	1,304,720	63,618
Gannett Co. Inc.	2,240,585	61,840
DR Horton Inc.	2,805,977	60,749
* Fossil Group Inc.	473,697	55,238
Family Dollar Stores Inc.	940,894	54,581
GameStop Corp. Class A	1,140,328	46,867
Leggett & Platt Inc.	1,367,708	44,642
* Urban Outfitters Inc.	1,073,595	39,154
Cablevision Systems Corp. Class A	2,109,031	35,579
International Game Technology	2,430,043	34,166
* AutoNation Inc.	621,625	33,089
Graham Holdings Co. Class B	42,936	30,216
		19,824,104
Consumer Staples (9.6%)
Procter & Gamble Co.	26,711,514	2,152,948
Coca-Cola Co.	37,328,120	1,443,105
Philip Morris International Inc.	15,616,576	1,278,529
PepsiCo Inc.	14,998,633	1,252,386
Wal-Mart Stores Inc.	15,938,680	1,218,193
CVS Caremark Corp.	11,648,708	872,022
Altria Group Inc.	19,632,673	734,851
Mondelez International Inc. Class A	16,757,190	578,961
Walgreen Co.	8,611,820	568,639
Colgate-Palmolive Co.	8,600,405	557,908
Costco Wholesale Corp.	4,332,015	483,799
Kimberly-Clark Corp.	3,737,792	412,092
Kraft Foods Group Inc.	5,874,595	329,565
General Mills Inc.	6,152,647	318,830
Archer-Daniels-Midland Co.	6,485,992	281,427
Kroger Co.	5,088,630	222,119
Sysco Corp.	5,762,917	208,214
Lorillard Inc.	3,568,273	192,972
Whole Foods Market Inc.	3,664,517	185,828

Estee Lauder Cos. Inc. Class A	2,518,122	168,412
Mead Johnson Nutrition Co.	1,986,307	165,142
Reynolds American Inc.	3,068,389	163,913
Kellogg Co.	2,529,352	158,616
Hershey Co.	1,477,413	154,242
Brown-Forman Corp. Class B	1,596,988	143,234
* Constellation Brands Inc. Class A	1,647,749	140,009
Beam Inc.	1,629,739	135,757
* Keurig Green Mountain Inc.	1,272,370	134,350
ConAgra Foods Inc.	4,141,658	128,516
Tyson Foods Inc. Class A	2,648,411	116,557
Clorox Co.	1,279,885	112,643
Coca-Cola Enterprises Inc.	2,341,530	111,831
Dr Pepper Snapple Group Inc.	1,943,537	105,845
JM Smucker Co.	1,021,607	99,341
McCormick & Co. Inc.	1,292,405	92,717
* Monster Beverage Corp.	1,331,811	92,494
Molson Coors Brewing Co. Class B	1,560,167	91,831
Safeway Inc.	2,268,110	83,784
Campbell Soup Co.	1,762,059	79,081
Hormel Foods Corp.	1,326,761	65,370
Avon Products Inc.	4,276,224	62,604
		15,898,677
Energy (10.1%)
Exxon Mobil Corp.	42,570,825	4,158,318
Chevron Corp.	18,807,836	2,236,440
Schlumberger Ltd.	12,879,268	1,255,729
ConocoPhillips	12,079,058	849,762
Occidental Petroleum Corp.	7,829,491	746,072
EOG Resources Inc.	2,690,732	527,841
Halliburton Co.	8,382,326	493,635
Phillips 66	5,789,069	446,106
Anadarko Petroleum Corp.	4,962,908	420,656
National Oilwell Varco Inc.	4,221,632	328,738
Apache Corp.	3,888,643	322,563
Baker Hughes Inc.	4,307,049	280,044
Valero Energy Corp.	5,246,075	278,566
Williams Cos. Inc.	6,742,576	273,614
Pioneer Natural Resources Co.	1,407,964	263,486
Marathon Petroleum Corp.	2,901,996	252,590
Devon Energy Corp.	3,772,769	252,511
Noble Energy Inc.	3,545,668	251,884
Spectra Energy Corp.	6,602,266	243,888
Marathon Oil Corp.	6,866,040	243,882
Hess Corp.	2,692,154	223,126
Kinder Morgan Inc.	6,599,935	214,432
* Southwestern Energy Co.	3,477,183	159,985
EQT Corp.	1,486,548	144,150
Cabot Oil & Gas Corp.	4,158,851	140,902
Transocean Ltd.	3,342,722	138,188
Range Resources Corp.	1,612,596	133,797
* Cameron International Corp.	2,135,661	131,920
Chesapeake Energy Corp.	4,988,117	127,795
* FMC Technologies Inc.	2,325,094	121,579
Ensco plc Class A	2,300,849	121,439
ONEOK Inc.	2,047,370	121,307
Helmerich & Payne Inc.	1,059,473	113,957

Murphy Oil Corp.	1,696,363	106,633
CONSOL Energy Inc.	2,257,899	90,203
Noble Corp. plc	2,502,889	81,944
Tesoro Corp.	1,298,510	65,692
Nabors Industries Ltd.	2,571,228	63,381
Denbury Resources Inc.	3,508,033	57,532
QEP Resources Inc.	1,765,704	51,982
Peabody Energy Corp.	2,671,579	43,654
* Newfield Exploration Co.	1,342,526	42,102
* Rowan Cos. plc Class A	1,223,603	41,211
^ Diamond Offshore Drilling Inc.	684,898	33,396
		16,696,632
Financials (16.3%)
Wells Fargo & Co.	47,171,763	2,346,324
JPMorgan Chase & Co.	37,306,034	2,264,849
* Berkshire Hathaway Inc. Class B	16,206,132	2,025,280
Bank of America Corp.	104,112,094	1,790,728
Citigroup Inc.	29,913,722	1,423,893
American Express Co.	9,002,458	810,491
US Bancorp	17,954,959	769,550
American International Group Inc.	14,423,335	721,311
Goldman Sachs Group Inc.	4,148,138	679,672
MetLife Inc.	11,068,594	584,422
Simon Property Group Inc.	3,095,931	507,733
PNC Financial Services Group Inc.	5,261,414	457,743
Capital One Financial Corp.	5,643,129	435,424
Morgan Stanley	13,819,000	430,738
Bank of New York Mellon Corp.	11,181,997	394,613
BlackRock Inc.	1,237,670	389,222
Prudential Financial Inc.	4,561,294	386,114
ACE Ltd.	3,316,667	328,549
American Tower Corporation	3,891,567	318,603
Charles Schwab Corp.	11,513,616	314,667
State Street Corp.	4,252,355	295,751
Travelers Cos. Inc.	3,470,973	295,380
Aflac Inc.	4,490,469	283,079
BB&T Corp.	7,003,394	281,326
Discover Financial Services	4,639,087	269,948
Marsh & McLennan Cos. Inc.	5,402,327	266,335
Aon plc	2,966,382	250,007
Allstate Corp.	4,404,674	249,216
Crown Castle International Corp.	3,291,114	242,818
Public Storage	1,424,355	239,990
CME Group Inc.	3,108,790	230,082
IntercontinentalExchange Group Inc.	1,132,625	224,067
Chubb Corp.	2,419,576	216,068
Franklin Resources Inc.	3,977,543	215,503
T. Rowe Price Group Inc.	2,581,827	212,613
SunTrust Banks Inc.	5,267,387	209,589
Ameriprise Financial Inc.	1,880,410	206,977
McGraw Hill Financial Inc.	2,669,780	203,704
Prologis Inc.	4,922,032	200,967
Fifth Third Bancorp	8,388,189	192,509
Equity Residential	3,308,186	191,842
* Berkshire Hathaway Inc. Class A	1,019	190,910
Ventas Inc.	2,899,370	175,615
HCP Inc.	4,504,102	174,714

Boston Properties Inc.	1,507,080	172,606
Health Care REIT Inc.	2,856,923	170,273
Vornado Realty Trust	1,716,155	169,144
Weyerhaeuser Co.	5,759,149	169,031
Invesco Ltd.	4,267,658	157,903
AvalonBay Communities Inc.	1,198,584	157,398
M&T Bank Corp.	1,290,682	156,560
Regions Financial Corp.	13,986,065	155,385
Hartford Financial Services Group Inc.	4,397,662	155,106
Host Hotels & Resorts Inc.	7,456,028	150,910
Moody's Corp.	1,852,329	146,927
Northern Trust Corp.	2,197,194	144,048
Loews Corp.	3,014,539	132,790
Lincoln National Corp.	2,597,933	131,637
Progressive Corp.	5,394,460	130,654
KeyCorp	8,761,971	124,770
Principal Financial Group Inc.	2,707,205	124,504
General Growth Properties Inc.	5,136,391	113,001
SLM Corp.	4,223,378	103,388
Comerica Inc.	1,793,782	92,918
Unum Group	2,556,247	90,261
Kimco Realty Corp.	4,037,444	88,339
* Genworth Financial Inc. Class A	4,880,826	86,537
Leucadia National Corp.	3,084,070	86,354
Macerich Co.	1,384,266	86,281
XL Group plc Class A	2,718,723	84,960
Huntington Bancshares Inc.	8,186,172	81,616
* CBRE Group Inc. Class A	2,746,472	75,336
Plum Creek Timber Co. Inc.	1,744,380	73,334
Cincinnati Financial Corp.	1,449,591	70,537
Torchmark Corp.	872,386	68,657
* E*TRADE Financial Corp.	2,839,655	65,369
Zions Bancorporation	1,820,235	56,391
Legg Mason Inc.	1,032,026	50,611
Hudson City Bancorp Inc.	4,682,761	46,032
Assurant Inc.	705,405	45,823
People's United Financial Inc.	3,054,891	45,426
Apartment Investment & Management Co. Class A	1,438,709	43,478
NASDAQ OMX Group Inc.	1,151,257	42,527
		27,045,758
Health Care (13.3%)
Johnson & Johnson	27,868,994	2,737,571
Pfizer Inc.	62,881,476	2,019,753
Merck & Co. Inc.	28,969,574	1,644,603
* Gilead Sciences Inc.	15,154,163	1,073,824
Amgen Inc.	7,438,008	917,404
Bristol-Myers Squibb Co.	16,196,357	841,401
AbbVie Inc.	15,649,393	804,379
UnitedHealth Group Inc.	9,745,076	798,999
* Biogen Idec Inc.	2,328,847	712,324
Medtronic Inc.	9,859,556	606,757
Abbott Laboratories	15,201,622	585,415
* Express Scripts Holding Co.	7,645,112	574,071
Eli Lilly & Co.	9,707,222	571,367
* Celgene Corp.	3,999,973	558,396
Thermo Fisher Scientific Inc.	3,859,828	464,106
McKesson Corp.	2,267,149	400,311

Baxter International Inc.	5,351,307	393,749
Allergan Inc.	2,940,372	364,900
* Actavis plc	1,716,139	353,267
Covidien plc	4,440,558	327,092
* Alexion Pharmaceuticals Inc.	1,948,980	296,498
WellPoint Inc.	2,782,700	277,018
Aetna Inc.	3,573,168	267,880
Stryker Corp.	2,903,685	236,563
Cardinal Health Inc.	3,378,050	236,396
* Regeneron Pharmaceuticals Inc.	775,837	232,968
Cigna Corp.	2,695,125	225,663
Becton Dickinson and Co.	1,901,578	222,637
* Forest Laboratories Inc.	2,349,474	216,786
Perrigo Co. plc	1,317,730	203,800
Agilent Technologies Inc.	3,284,878	183,690
St. Jude Medical Inc.	2,795,967	182,828
* Mylan Inc.	3,669,415	179,178
* Boston Scientific Corp.	13,045,558	176,376
Humana Inc.	1,517,677	171,073
* Intuitive Surgical Inc.	376,080	164,719
* Vertex Pharmaceuticals Inc.	2,323,011	164,283
* Cerner Corp.	2,914,245	163,926
Zimmer Holdings Inc.	1,667,689	157,730
AmerisourceBergen Corp. Class A	2,257,582	148,075
Zoetis Inc.	4,924,850	142,525
* DaVita HealthCare Partners Inc.	1,743,347	120,029
CR Bard Inc.	764,369	113,111
* Waters Corp.	838,882	90,943
* Varian Medical Systems Inc.	1,019,899	85,661
* CareFusion Corp.	2,052,300	82,544
* Laboratory Corp. of America Holdings	840,087	82,505
Quest Diagnostics Inc.	1,421,216	82,317
* Edwards Lifesciences Corp.	1,056,299	78,346
* Hospira Inc.	1,639,791	70,921
DENTSPLY International Inc.	1,397,105	64,323
PerkinElmer Inc.	1,111,225	50,072
* Tenet Healthcare Corp.	955,235	40,894
Patterson Cos. Inc.	808,693	33,771
		21,995,738
Industrials (10.6%)
General Electric Co.	98,841,552	2,559,008
United Technologies Corp.	8,295,193	969,210
Boeing Co.	6,737,866	845,535
3M Co.	6,202,106	841,378
Union Pacific Corp.	4,483,051	841,289
Honeywell International Inc.	7,724,918	716,563
United Parcel Service Inc. Class B	7,000,881	681,746
Caterpillar Inc.	6,283,552	624,397
Emerson Electric Co.	6,925,493	462,623
Danaher Corp.	5,917,827	443,837
Lockheed Martin Corp.	2,659,967	434,213
FedEx Corp.	2,736,609	362,765
Precision Castparts Corp.	1,430,724	361,630
Eaton Corp. plc	4,682,432	351,744
General Dynamics Corp.	3,203,175	348,890
Deere & Co.	3,642,202	330,712
Illinois Tool Works Inc.	3,850,772	313,183

Raytheon Co.	3,098,453	306,096
Norfolk Southern Corp.	3,051,227	296,488
Delta Air Lines Inc.	8,367,698	289,941
CSX Corp.	9,926,329	287,566
Northrop Grumman Corp.	2,135,215	263,443
Cummins Inc.	1,710,384	254,830
PACCAR Inc.	3,490,446	235,396
Tyco International Ltd.	4,534,750	192,273
Waste Management Inc.	4,258,931	179,173
Parker Hannifin Corp.	1,468,910	175,843
Rockwell Automation Inc.	1,366,983	170,258
Southwest Airlines Co.	6,916,244	163,292
Pentair Ltd.	1,944,343	154,264
WW Grainger Inc.	603,285	152,426
Ingersoll-Rand plc	2,546,811	145,779
Dover Corp.	1,674,965	136,928
Fastenal Co.	2,689,822	132,662
Roper Industries Inc.	980,764	130,942
Nielsen Holdings NV	2,799,370	124,936
Stanley Black & Decker Inc.	1,532,984	124,540
AMETEK Inc.	2,414,364	124,316
Fluor Corp.	1,579,701	122,790
Kansas City Southern	1,086,140	110,851
Textron Inc.	2,783,146	109,350
Flowserve Corp.	1,355,510	106,191
Rockwell Collins Inc.	1,331,841	106,108
L-3 Communications Holdings Inc.	845,774	99,928
Pall Corp.	1,081,528	96,764
* Stericycle Inc.	839,030	95,331
Republic Services Inc. Class A	2,664,665	91,025
* Jacobs Engineering Group Inc.	1,299,104	82,493
Equifax Inc.	1,201,929	81,767
* Quanta Services Inc.	2,144,570	79,135
Expeditors International of Washington Inc.	1,995,793	79,093
Masco Corp.	3,510,100	77,959
CH Robinson Worldwide Inc.	1,462,122	76,601
Xylem Inc.	1,819,822	66,278
Snap-on Inc.	572,779	64,999
Cintas Corp.	992,152	59,142
Joy Global Inc.	986,007	57,188
Robert Half International Inc.	1,354,795	56,834
ADT Corp.	1,804,924	54,057
Pitney Bowes Inc.	1,994,168	51,828
Iron Mountain Inc.	1,678,331	46,272
Allegion plc	883,649	46,100
Ryder System Inc.	526,012	42,039
Dun & Bradstreet Corp.	370,364	36,796
		17,527,034
Information Technology (18.5%)
Apple Inc.	8,787,441	4,716,571
* Google Inc. Class A	2,780,923	3,099,367
Microsoft Corp.	74,414,992	3,050,271
International Business Machines Corp.	9,643,340	1,856,247
Oracle Corp.	34,115,830	1,395,679
QUALCOMM Inc.	16,659,787	1,313,791
Intel Corp.	48,981,745	1,264,219
Cisco Systems Inc.	50,747,973	1,137,262

Visa Inc. Class A	4,993,674	1,077,935
* Facebook Inc. Class A	16,829,671	1,013,819
MasterCard Inc. Class A	10,052,819	750,946
* eBay Inc.	11,478,909	634,095
Hewlett-Packard Co.	18,669,811	604,155
EMC Corp.	19,955,571	546,982
Texas Instruments Inc.	10,681,167	503,617
Accenture plc Class A	6,275,388	500,274
Automatic Data Processing Inc.	4,746,782	366,736
* Yahoo! Inc.	9,247,973	332,002
* Salesforce.com Inc.	5,529,605	315,685
* Cognizant Technology Solutions Corp. Class A	5,984,132	302,857
* Adobe Systems Inc.	4,576,086	300,832
Corning Inc.	13,714,595	285,538
* Micron Technology Inc.	10,451,321	247,278
Applied Materials Inc.	11,930,873	243,628
TE Connectivity Ltd.	4,041,483	243,338
Intuit Inc.	2,791,123	216,954
Western Digital Corp.	2,071,599	190,214
Seagate Technology plc	3,238,966	181,900
SanDisk Corp.	2,221,817	180,389
Broadcom Corp. Class A	5,437,970	171,187
Analog Devices Inc.	3,079,143	163,626
Fidelity National Information Services Inc.	2,863,004	153,028
Motorola Solutions Inc.	2,225,400	143,071
Amphenol Corp. Class A	1,558,584	142,844
* Alliance Data Systems Corp.	523,739	142,693
Xilinx Inc.	2,628,497	142,649
* Fiserv Inc.	2,506,696	142,105
Paychex Inc.	3,193,441	136,041
Symantec Corp.	6,811,635	136,028
* Juniper Networks Inc.	4,936,842	127,173
Xerox Corp.	10,973,115	123,996
NetApp Inc.	3,263,620	120,428
KLA-Tencor Corp.	1,641,110	113,466
Altera Corp.	3,128,575	113,380
Linear Technology Corp.	2,324,218	113,166
* Autodesk Inc.	2,238,141	110,072
* Citrix Systems Inc.	1,810,269	103,964
* Akamai Technologies Inc.	1,758,928	102,387
* Red Hat Inc.	1,867,307	98,930
CA Inc.	3,176,097	98,364
NVIDIA Corp.	5,460,128	97,791
Microchip Technology Inc.	1,961,957	93,703
* Electronic Arts Inc.	3,050,378	88,491
Western Union Co.	5,398,560	88,320
* Lam Research Corp.	1,599,408	87,967
Computer Sciences Corp.	1,435,437	87,303
* F5 Networks Inc.	743,000	79,226
* Teradata Corp.	1,567,946	77,127
Harris Corp.	1,052,261	76,983
* VeriSign Inc.	1,237,732	66,726
LSI Corp.	5,501,918	60,906
FLIR Systems Inc.	1,387,134	49,937
Total System Services Inc.	1,627,751	49,500
* First Solar Inc.	695,742	48,556

Jabil Circuit Inc.	1,848,684	33,276
		30,656,991
Materials (3.5%)
EI du Pont de Nemours & Co.	9,132,853	612,815
Monsanto Co.	5,170,863	588,289
Dow Chemical Co.	11,977,838	582,003
Praxair Inc.	2,896,117	379,305
LyondellBasell Industries NV Class A	4,253,660	378,321
Freeport-McMoRan Copper & Gold Inc.	10,230,003	338,306
Ecolab Inc.	2,666,803	287,988
PPG Industries Inc.	1,364,589	263,993
Air Products & Chemicals Inc.	2,085,385	248,244
International Paper Co.	4,322,893	198,334
Mosaic Co.	3,340,256	167,013
Sherwin-Williams Co.	839,945	165,578
Nucor Corp.	3,136,668	158,527
CF Industries Holdings Inc.	546,321	142,393
Alcoa Inc.	10,614,842	136,613
Eastman Chemical Co.	1,502,046	129,491
Newmont Mining Corp.	4,905,254	114,979
Sigma-Aldrich Corp.	1,176,804	109,890
FMC Corp.	1,309,219	100,234
Vulcan Materials Co.	1,285,851	85,445
International Flavors & Fragrances Inc.	800,585	76,592
Ball Corp.	1,384,226	75,869
Airgas Inc.	655,941	69,864
MeadWestvaco Corp.	1,720,315	64,753
Sealed Air Corp.	1,933,379	63,550
* Owens-Illinois Inc.	1,622,284	54,882
Avery Dennison Corp.	945,275	47,897
Allegheny Technologies Inc.	1,063,204	40,062
United States Steel Corp.	1,425,003	39,344
Bemis Co. Inc.	1,001,670	39,306
^ Cliffs Natural Resources Inc.	1,508,318	30,860
		5,790,740
Telecommunication Services (2.4%)
Verizon Communications Inc.	40,796,513	1,940,690
AT&T Inc.	51,295,348	1,798,928
CenturyLink Inc.	5,693,761	186,983
^ Frontier Communications Corp.	9,850,436	56,148
^ Windstream Holdings Inc.	5,868,253	48,354
		4,031,103
Utilities (3.1%)
Duke Energy Corp.	6,959,724	495,672
NextEra Energy Inc.	4,289,254	410,138
Dominion Resources Inc.	5,728,529	406,668
Southern Co.	8,747,618	384,370
Exelon Corp.	8,446,884	283,477
American Electric Power Co. Inc.	4,805,366	243,440
Sempra Energy	2,239,248	216,670
PPL Corp.	6,213,607	205,919
PG&E Corp.	4,508,737	194,777
Public Service Enterprise Group Inc.	4,986,589	190,188
Edison International	3,209,938	181,715
Consolidated Edison Inc.	2,885,938	154,831
Xcel Energy Inc.	4,909,550	149,054

	Northeast Utilities			3,107,047	141,371
	FirstEnergy Corp.			4,124,339	140,351
	DTE Energy Co.			1,744,608	129,607
	Entergy Corp.			1,759,218	117,604
	NiSource Inc.			3,093,332	109,906
	Wisconsin Energy Corp.			2,225,919	103,616
	NRG Energy Inc.			3,203,924	101,885
	CenterPoint Energy Inc.			4,224,807	100,086
	Ameren Corp.			2,390,384	98,484
	AES Corp.			6,490,260	92,681
	CMS Energy Corp.			2,626,961	76,917
	SCANA Corp.			1,390,770	71,374
	Pinnacle West Capital Corp.			1,085,030	59,308
	AGL Resources Inc.			1,171,811	57,372
	Pepco Holdings Inc.			2,466,587	50,516
	Integrys Energy Group Inc.			787,443	46,971
	TECO Energy Inc.			2,019,153	34,628
					5,049,596
Total Common Stocks (Cost $91,445,474)					164,516,373
		Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund		0.122%		1,046,684,138	1,046,684

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	Fannie Mae Discount Notes	0.095%	4/9/14	2,700	2,700
[5,6] Federal Home Loan Bank Discount Notes		0.056%	4/9/14	7,000	7,000
[5,6] Federal Home Loan Bank Discount Notes		0.062%	4/21/14	15,100	15,098
[5,6] Federal Home Loan Bank Discount Notes		0.073%	5/2/14	3,800	3,800
[5,6] Federal Home Loan Bank Discount Notes		0.120%	5/28/14	10,000	9,998
[5,6] Federal Home Loan Bank Discount Notes		0.070%	6/4/14	2,000	2,000
5	Federal Home Loan Bank Discount Notes	0.065%	6/27/14	4,000	3,999
5	Federal Home Loan Bank Discount Notes	0.093%	7/18/14	14,000	13,996
5	Federal Home Loan Bank Discount Notes	0.090%	8/6/14	700	700
					59,291
Total Temporary Cash Investments (Cost $1,105,976)					1,105,975
Total Investments (100.1%) (Cost $92,551,450)					165,622,348
Other Assets and Liabilities-Net (-0.1%)[3]					(161,443)
Net Assets (100%)					165,460,905

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $47,300,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $48,763,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

6 Securities with a value of $45,293,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	164,516,373	—	—
Temporary Cash Investments	1,046,684	59,291	—
Futures Contracts—Assets[1]	7,293	—	—
Total	165,570,350	59,291	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

500 Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2014	2,043	952,345	6,877
E-mini S&P 500 Index	June 2014	57	5,314	37
				6,914

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2014, the cost of investment securities for tax purposes was $92,551,450,000. Net unrealized appreciation of investment securities for tax purposes was $73,070,898,000, consisting of unrealized gains of $76,581,557,000 on securities that had risen in value since their purchase and $3,510,659,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Market Index Fund

Schedule of Investments
As of March 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (15.5%)
	Las Vegas Sands Corp.	3,547,956	286,604
*	Liberty Global plc	5,063,751	206,145
*,^ Tesla Motors Inc.		756,336	157,658
*	Liberty Media Corp. Class A	921,895	120,519
*	DISH Network Corp. Class A	1,932,214	120,203
	Autoliv Inc.	880,481	88,356
*	Sirius XM Holdings Inc.	27,570,201	88,225
*	TRW Automotive Holdings Corp.	1,057,826	86,340
	Advance Auto Parts Inc.	668,811	84,605
*	Under Armour Inc. Class A	737,585	84,557
	Polaris Industries Inc.	602,724	84,207
	Royal Caribbean Cruises Ltd.	1,501,186	81,905
*	MGM Resorts International	3,057,935	79,078
*	Charter Communications Inc. Class A	632,706	77,949
	Signet Jewelers Ltd.	735,661	77,877
*	Liberty Global plc Class A	1,844,548	76,733
*	LKQ Corp.	2,763,831	72,827
	Hanesbrands Inc.	912,169	69,763
*	Jarden Corp.	1,134,709	67,890
	Foot Locker Inc.	1,345,754	63,224
	Lear Corp.	740,661	62,008
*	Ulta Salon Cosmetics & Fragrance Inc.	589,048	57,420
	Williams-Sonoma Inc.	804,252	53,595
*	Toll Brothers Inc.	1,466,581	52,650
*,^ Lululemon Athletica Inc.		985,388	51,822
	Dick's Sporting Goods Inc.	934,397	51,027
	Dunkin' Brands Group Inc.	978,281	49,090
*	NVR Inc.	37,713	43,257
*	Panera Bread Co. Class A	241,531	42,623
	Gentex Corp.	1,338,731	42,210
*	Kate Spade & Co.	1,131,648	41,973
*	AMC Networks Inc. Class A	543,635	39,734
*	Visteon Corp.	446,158	39,458
	Domino's Pizza Inc.	511,123	39,341
	Service Corp. International	1,947,612	38,719
	Tupperware Brands Corp.	461,809	38,681
	Brunswick Corp.	847,510	38,384
	GNC Holdings Inc. Class A	871,207	38,351
	Carter's Inc.	492,005	38,204
*	Sally Beauty Holdings Inc.	1,278,777	35,039
	Six Flags Entertainment Corp.	872,499	35,031
	Dana Holding Corp.	1,454,023	33,835
*	Tenneco Inc.	557,850	32,394
	Brinker International Inc.	617,070	32,365
*	Madison Square Garden Co. Class A	564,477	32,051
*	Apollo Education Group Inc.	909,494	31,141
*	Lamar Advertising Co. Class A	601,392	30,665
*	Hyatt Hotels Corp. Class A	531,297	28,589
*	Live Nation Entertainment Inc.	1,303,656	28,355

*	Tempur Sealy International Inc.	556,170	28,181
*	Cabela's Inc.	427,639	28,015
	Sotheby's	634,573	27,636
	Cinemark Holdings Inc.	952,326	27,627
*	Starz	852,413	27,516
*	Groupon Inc. Class A	3,483,466	27,310
*	Norwegian Cruise Line Holdings Ltd.	846,042	27,302
	Abercrombie & Fitch Co.	702,199	27,035
	Wolverine World Wide Inc.	926,668	26,456
*	Buffalo Wild Wings Inc.	172,533	25,690
*	Deckers Outdoor Corp.	318,214	25,371
	Pool Corp.	412,775	25,311
	Allison Transmission Holdings Inc.	843,445	25,253
	Thor Industries Inc.	411,482	25,125
	John Wiley & Sons Inc. Class A	428,033	24,672
*,^ JC Penney Co. Inc.		2,799,927	24,135
	DSW Inc. Class A	672,998	24,134
*	Hilton Worldwide Holdings Inc.	1,082,060	24,065
*	Bally Technologies Inc.	359,309	23,811
*	Lumber Liquidators Holdings Inc.	251,991	23,637
	Chico's FAS Inc.	1,459,556	23,397
	Vail Resorts Inc.	333,079	23,216
*	Jack in the Box Inc.	384,247	22,648
	DeVry Education Group Inc.	523,141	22,176
	Wendy's Co.	2,431,222	22,173
*	HomeAway Inc.	587,303	22,124
	CST Brands Inc.	694,818	21,706
	Cracker Barrel Old Country Store Inc.	218,914	21,287
	Cheesecake Factory Inc.	434,491	20,695
*	Ascena Retail Group Inc.	1,184,513	20,468
*	Big Lots Inc.	535,724	20,288
	Men's Wearhouse Inc.	413,555	20,256
	Dillard's Inc. Class A	218,550	20,194
	Aaron's Inc.	661,543	20,005
	New York Times Co. Class A	1,153,800	19,753
*	Grand Canyon Education Inc.	419,460	19,589
*	Steven Madden Ltd.	533,381	19,191
*,^ Sears Holdings Corp.		400,502	19,128
	American Eagle Outfitters Inc.	1,556,844	19,056
	Hillenbrand Inc.	583,571	18,867
*	Office Depot Inc.	4,454,133	18,396
*	Restoration Hardware Holdings Inc.	249,761	18,380
	HSN Inc.	307,704	18,379
*	Five Below Inc.	432,370	18,367
	Sinclair Broadcast Group Inc. Class A	671,209	18,183
	Pier 1 Imports Inc.	942,339	17,791
*	DreamWorks Animation SKG Inc. Class A	664,936	17,654
*	Iconix Brand Group Inc.	445,402	17,491
*	ANN Inc.	421,359	17,478
	Ryland Group Inc.	433,536	17,311
*	Life Time Fitness Inc.	355,374	17,094
*	Helen of Troy Ltd.	244,850	16,951
	Penske Automotive Group Inc.	388,938	16,631
*	Murphy USA Inc.	407,467	16,539
*	Jos A Bank Clothiers Inc.	257,161	16,535
*	Bloomin' Brands Inc.	684,624	16,499
*	Dorman Products Inc.	278,394	16,442

* Genesco Inc.	219,065	16,336
Meredith Corp.	340,893	15,828
Monro Muffler Brake Inc.	277,777	15,800
* Asbury Automotive Group Inc.	284,522	15,737
Morningstar Inc.	194,727	15,387
* Marriott Vacations Worldwide Corp.	274,226	15,332
SeaWorld Entertainment Inc.	503,565	15,223
* Shutterfly Inc.	355,067	15,154
Guess? Inc.	545,188	15,047
Choice Hotels International Inc.	323,713	14,891
Papa John's International Inc.	284,310	14,815
Burger King Worldwide Inc.	548,826	14,571
Texas Roadhouse Inc. Class A	545,446	14,225
* Meritage Homes Corp.	335,488	14,050
Lithia Motors Inc. Class A	210,527	13,992
KB Home	818,965	13,914
Regal Entertainment Group Class A	742,066	13,862
* Outerwall Inc.	187,988	13,629
Cooper Tire & Rubber Co.	556,964	13,534
* Vitamin Shoppe Inc.	284,569	13,523
* Skechers U.S.A. Inc. Class A	363,800	13,293
* Pinnacle Entertainment Inc.	552,653	13,098
La-Z-Boy Inc.	481,069	13,037
Rent-A-Center Inc.	485,071	12,903
Group 1 Automotive Inc.	193,529	12,707
* Crocs Inc.	812,594	12,676
* Hibbett Sports Inc.	237,273	12,547
* Express Inc.	783,324	12,439
Finish Line Inc. Class A	449,924	12,188
^ Buckle Inc.	257,631	11,800
* American Axle & Manufacturing Holdings Inc.	635,446	11,768
* Orient-Express Hotels Ltd. Class A	816,065	11,760
DineEquity Inc.	148,463	11,591
* Standard Pacific Corp.	1,376,463	11,438
Bob Evans Farms Inc.	226,482	11,331
* Gentherm Inc.	324,646	11,272
* Sonic Corp.	489,550	11,157
Drew Industries Inc.	204,798	11,100
* G-III Apparel Group Ltd.	154,479	11,058
* iRobot Corp.	269,116	11,047
* Krispy Kreme Doughnuts Inc.	613,875	10,884
^ Sturm Ruger & Co. Inc.	180,917	10,819
Churchill Downs Inc.	118,139	10,786
* LifeLock Inc.	625,609	10,704
Jones Group Inc.	696,859	10,432
MDC Holdings Inc.	367,154	10,383
Oxford Industries Inc.	132,741	10,380
* Fiesta Restaurant Group Inc.	226,680	10,334
Matthews International Corp. Class A	251,099	10,247
* Tumi Holdings Inc.	450,969	10,205
Children's Place Retail Stores Inc.	204,354	10,179
Nexstar Broadcasting Group Inc. Class A	269,670	10,118
Brown Shoe Co. Inc.	378,488	10,045
Columbia Sportswear Co.	120,249	9,939
ARAMARK Holdings Corp.	337,400	9,758
Interval Leisure Group Inc.	364,211	9,520
* Cooper-Standard Holding Inc.	132,571	9,366

*	Boyd Gaming Corp.	706,967	9,332
	World Wrestling Entertainment Inc. Class A	319,133	9,217
*	Quiksilver Inc.	1,221,426	9,173
*,^ Smith & Wesson Holding Corp.		622,333	9,099
*	Select Comfort Corp.	502,464	9,085
*,^ Conn's Inc.		231,597	8,998
*	Popeyes Louisiana Kitchen Inc.	220,823	8,974
*	Ascent Capital Group Inc. Class A	118,317	8,939
	International Speedway Corp. Class A	262,518	8,923
*	Loral Space & Communications Inc.	124,370	8,797
*	Red Robin Gourmet Burgers Inc.	120,487	8,637
	National CineMedia Inc.	565,057	8,476
	Scholastic Corp.	241,363	8,322
*	Multimedia Games Holding Co. Inc.	281,557	8,176
*	Biglari Holdings Inc.	16,494	8,041
	Movado Group Inc.	176,238	8,028
	Core-Mark Holding Co. Inc.	109,940	7,982
*	BJ's Restaurants Inc.	242,915	7,946
*	Penn National Gaming Inc.	641,356	7,902
	Capella Education Co.	124,349	7,853
	Stage Stores Inc.	319,130	7,803
*	Barnes & Noble Inc.	373,241	7,801
*	Francesca's Holdings Corp.	427,837	7,761
*	Bright Horizons Family Solutions Inc.	195,558	7,648
*	Rentrak Corp.	122,774	7,401
*	Winnebago Industries Inc.	270,004	7,395
	Sonic Automotive Inc. Class A	321,713	7,232
*	Caesars Entertainment Corp.	379,995	7,224
	Cato Corp. Class A	261,126	7,061
	Fred's Inc. Class A	383,848	6,913
	Regis Corp.	499,415	6,842
	Standard Motor Products Inc.	190,366	6,809
*	Pep Boys-Manny Moe & Jack	518,894	6,600
*	Modine Manufacturing Co.	448,806	6,575
	Ethan Allen Interiors Inc.	256,532	6,529
*	Scientific Games Corp. Class A	468,105	6,427
	Arctic Cat Inc.	133,664	6,388
*	Federal-Mogul Corp.	335,976	6,286
*	Denny's Corp.	961,297	6,181
*	Steiner Leisure Ltd.	133,561	6,177
*	American Public Education Inc.	173,713	6,094
	Callaway Golf Co.	592,377	6,054
*	Taylor Morrison Home Corp. Class A	249,183	5,856
*	Beazer Homes USA Inc.	290,152	5,826
*	Vera Bradley Inc.	213,506	5,763
	Haverty Furniture Cos. Inc.	194,011	5,762
*,^ Mattress Firm Holding Corp.		119,964	5,738
*	FTD Cos. Inc.	179,818	5,720
*	Universal Electronics Inc.	148,736	5,710
*	EW Scripps Co. Class A	322,022	5,706
*	K12 Inc.	251,585	5,698
*	Zale Corp.	262,559	5,490
*	Cumulus Media Inc. Class A	791,379	5,468
*	Strayer Education Inc.	116,095	5,390
*	Carmike Cinemas Inc.	180,101	5,378
*	Libbey Inc.	206,370	5,366
^	Weight Watchers International Inc.	260,095	5,342

*	Zumiez Inc.	217,092	5,262
*	Del Frisco's Restaurant Group Inc.	186,138	5,193
*	Chuy's Holdings Inc.	113,828	4,911
*	M/I Homes Inc.	211,603	4,744
	Superior Industries International Inc.	228,473	4,681
	Nutrisystem Inc.	309,965	4,671
*	Tuesday Morning Corp.	327,140	4,629
	Ruth's Hospitality Group Inc.	375,716	4,542
*	Blue Nile Inc.	130,259	4,533
*	Unifi Inc.	193,092	4,455
*	ITT Educational Services Inc.	153,648	4,407
*	Career Education Corp.	588,819	4,393
*	Cavco Industries Inc.	55,450	4,350
*	Hovnanian Enterprises Inc. Class A	901,979	4,266
	Harte-Hanks Inc.	481,884	4,260
*	Gray Television Inc.	393,391	4,079
	Entravision Communications Corp. Class A	581,230	3,894
	Destination Maternity Corp.	140,599	3,852
*	Tile Shop Holdings Inc.	248,943	3,846
*	RetailMeNot Inc.	118,842	3,803
*	Overstock.com Inc.	192,215	3,787
	Clear Channel Outdoor Holdings Inc. Class A	407,698	3,714
*	Aeropostale Inc.	733,870	3,684
	Strattec Security Corp.	50,676	3,660
	Stein Mart Inc.	257,969	3,614
^	PetMed Express Inc.	267,421	3,586
	Big 5 Sporting Goods Corp.	221,315	3,552
*	Journal Communications Inc. Class A	399,909	3,543
*	McClatchy Co. Class A	544,895	3,498
	NACCO Industries Inc. Class A	64,247	3,483
*	VOXX International Corp. Class A	253,845	3,473
*	Ruby Tuesday Inc.	600,255	3,367
*,^ Container Store Group Inc.		98,938	3,359
	Speedway Motorsports Inc.	178,042	3,335
*,^ Media General Inc.		178,936	3,287
*	Noodles & Co. Class A	83,150	3,282
	Marcus Corp.	192,064	3,207
	AH Belo Corp. Class A	272,851	3,160
*	LeapFrog Enterprises Inc.	420,856	3,156
*	MarineMax Inc.	202,834	3,081
*	Motorcar Parts of America Inc.	114,571	3,044
*	Tower International Inc.	108,370	2,950
*	Kirkland's Inc.	155,873	2,882
*	Burlington Stores Inc.	96,341	2,844
*	Sizmek Inc.	264,252	2,809
	Saga Communications Inc. Class A	55,722	2,769
	Shoe Carnival Inc.	118,575	2,732
*	William Lyon Homes Class A	97,700	2,698
	Universal Technical Institute Inc.	207,347	2,685
*	America's Car-Mart Inc.	71,914	2,641
*	Morgans Hotel Group Co.	328,130	2,638
*	Stoneridge Inc.	231,241	2,597
*	Famous Dave's of America Inc.	105,960	2,594
*	Nautilus Inc.	262,423	2,527
*	AMC Entertainment Holdings Inc.	103,600	2,512
^	Collectors Universe Inc.	124,595	2,345
*	Citi Trends Inc.	138,199	2,251

	ClubCorp Holdings Inc.	119,078	2,251
	Flexsteel Industries Inc.	59,627	2,243
*	Dixie Group Inc.	132,074	2,169
*	Sears Hometown and Outlet Stores Inc.	91,123	2,155
*	Bridgepoint Education Inc.	141,997	2,114
*	Jamba Inc.	176,103	2,112
	Carriage Services Inc. Class A	112,028	2,043
*	Christopher & Banks Corp.	309,051	2,043
	bebe stores inc	323,484	1,980
*,^ RadioShack Corp.		922,324	1,955
	Lifetime Brands Inc.	108,496	1,938
	Spartan Motors Inc.	376,428	1,935
	Marine Products Corp.	251,452	1,891
*	Houghton Mifflin Harcourt Co.	92,900	1,889
*	Fuel Systems Solutions Inc.	169,985	1,829
*	New Media Investment Group Inc.	119,300	1,792
*	Diamond Resorts International Inc.	99,153	1,681
	Culp Inc.	84,945	1,677
	CSS Industries Inc.	61,983	1,674
*	Tandy Leather Factory Inc.	173,075	1,672
	JAKKS Pacific Inc.	228,559	1,650
*	Orbitz Worldwide Inc.	209,855	1,645
	Remy International Inc.	68,936	1,628
	Bassett Furniture Industries Inc.	107,354	1,594
*	ValueVision Media Inc. Class A	324,464	1,577
*	Bravo Brio Restaurant Group Inc.	109,850	1,550
*	TRI Pointe Homes Inc.	94,965	1,541
*,^ hhgregg Inc.		159,657	1,534
*	Lee Enterprises Inc.	339,843	1,519
*	Destination XL Group Inc.	268,787	1,516
	Cherokee Inc.	108,760	1,515
*	Black Diamond Inc.	123,361	1,509
*	Central European Media Enterprises Ltd. Class A	507,938	1,493
	Town Sports International Holdings Inc.	175,126	1,487
	Escalade Inc.	110,334	1,478
*	Gaiam Inc. Class A	198,738	1,441
	RG Barry Corp.	76,093	1,437
*	Crown Media Holdings Inc. Class A	374,035	1,436
*	Monarch Casino & Resort Inc.	75,403	1,397
	Weyco Group Inc.	50,898	1,375
*	Isle of Capri Casinos Inc.	179,095	1,374
*	MTR Gaming Group Inc.	266,954	1,369
*	Entercom Communications Corp. Class A	134,221	1,352
	Hooker Furniture Corp.	84,550	1,324
*,^ Wet Seal Inc. Class A		978,948	1,292
	Rocky Brands Inc.	89,284	1,285
^	Blyth Inc.	119,605	1,283
*	1-800-Flowers.com Inc. Class A	225,149	1,268
*	West Marine Inc.	110,084	1,252
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		129,056	1,249
*	Nathan's Famous Inc.	24,865	1,218
*	Systemax Inc.	80,771	1,204
*	SFX Entertainment Inc.	170,602	1,203
	Beasley Broadcasting Group Inc. Class A	131,564	1,197
*	Perry Ellis International Inc.	86,892	1,194
*	Corinthian Colleges Inc.	837,494	1,156
*	Kona Grill Inc.	56,567	1,152

*	Carrols Restaurant Group Inc.	159,997	1,147
*	Century Casinos Inc.	158,058	1,133
	Winmark Corp.	14,918	1,129
*	Emmis Communications Corp. Class A	348,385	1,115
*	Ambassadors Group Inc.	269,686	1,068
*	Radio One Inc.	224,571	1,064
*	Shiloh Industries Inc.	59,757	1,060
*	ZAGG Inc.	227,679	1,052
*	Rick's Cabaret International Inc.	93,202	1,050
*	Luby's Inc.	169,582	1,045
	Ark Restaurants Corp.	46,300	1,019
*	Vince Holding Corp.	37,998	1,002
*	Martha Stewart Living Omnimedia Inc. Class A	213,803	969
*	Education Management Corp.	193,883	944
	Bon-Ton Stores Inc.	85,107	934
*	UQM Technologies Inc.	349,913	924
	Einstein Noah Restaurant Group Inc.	54,326	894
*	Ballantyne Strong Inc.	188,977	886
*	Insignia Systems Inc.	291,212	879
*	Delta Apparel Inc.	50,959	834
*	Potbelly Corp.	44,581	797
*	Tilly's Inc. Class A	68,074	796
	Frisch's Restaurants Inc.	32,865	778
*	Joe's Jeans Inc.	612,767	735
*	Red Lion Hotels Corp.	123,596	721
	Trans World Entertainment Corp.	195,751	711
*	Lakes Entertainment Inc.	138,612	693
*	Gaming Partners International Corp.	74,766	690
	Lincoln Educational Services Corp.	179,484	677
*	Parametric Sound Corp.	46,374	652
*	CBS Outdoor Americas Inc.	21,957	642
*	Vitacost.com Inc.	88,049	624
	Dover Motorsports Inc.	244,223	611
*	Skullcandy Inc.	64,134	589
*	Dex Media Inc.	63,827	587
	Johnson Outdoors Inc. Class A	22,580	574
	Extended Stay America Inc.	24,890	567
*	Geeknet Inc.	39,271	551
*	New York & Co. Inc.	119,454	524
*	Charles & Colvard Ltd.	179,886	514
*	Emerson Radio Corp.	246,030	512
*	Cache Inc.	155,257	511
*	ReachLocal Inc.	51,383	506
*	Full House Resorts Inc.	227,501	494
*	Pacific Sunwear of California Inc.	158,221	470
*	Intrawest Resorts Holdings Inc.	34,500	450
*	Reading International Inc. Class A	60,697	445
*	Perfumania Holdings Inc.	64,749	438
*	Spanish Broadcasting System Inc.	73,134	429
*	Dover Downs Gaming & Entertainment Inc.	247,196	381
*	Forward Industries Inc.	190,865	374
	Gordmans Stores Inc.	64,647	353
*	Malibu Boats Inc. Class A	15,875	353
*,^ dELiA*s Inc.		418,385	351
*,^ Pizza Inn Holdings Inc.		57,776	349
*	Learning Tree International Inc.	107,307	348
*	Skyline Corp.	56,914	344

*,^ You On Demand Holdings Inc.		63,643	312
*	Summer Infant Inc.	135,595	283
	Superior Uniform Group Inc.	18,311	269
*	Cambium Learning Group Inc.	117,787	253
*	Books-A-Million Inc.	101,558	244
*	2U Inc.	15,685	214
*	Ignite Restaurant Group Inc.	15,098	212
*	Stanley Furniture Co. Inc.	76,192	209
*	Cobra Electronics Corp.	62,713	208
*	WCI Communities Inc.	10,500	207
*	CafePress Inc.	33,950	206
*,^ Comstock Holding Cos. Inc. Class A		122,728	196
*	Coupons.com Inc.	7,867	194
*	Fox Factory Holding Corp.	10,080	191
*	NTN Buzztime Inc.	287,989	187
*	Premier Exhibitions Inc.	185,197	173
*	UCP Inc.	9,228	139
*	Build-A-Bear Workshop Inc.	13,600	131
*	Empire Resorts Inc.	16,107	114
*,^ American Apparel Inc.		222,453	111
*	Lakeland Industries Inc.	17,187	109
*	US Auto Parts Network Inc.	29,615	91
*	Daily Journal Corp.	500	86
*	Appliance Recycling Centers of America Inc.	24,098	73
*	SPAR Group Inc.	33,227	65
*	Cosi Inc.	48,560	57
*	Wells-Gardner Electronics Corp.	29,185	53
	Salem Communications Corp. Class A	5,200	52
*	Hemisphere Media Group Inc.	2,976	37
*	EveryWare Global Inc.	8,008	37
*	Nevada Gold & Casinos Inc.	30,913	36
*	Sport Chalet Inc. Class A	27,740	34
*	Diversified Restaurant Holdings Inc.	6,100	31
*,^ Coldwater Creek Inc.		187,221	30
*	Body Central Corp.	26,200	28
*	JTH Holding Inc. Class A	1,000	28
*	Hallwood Group Inc.	1,737	21
*	Entertainment Gaming Asia Inc.	22,710	20
*	Digital Cinema Destinations Corp. Class A	400	2
*	Hastings Entertainment Inc.	603	2
*	Here Media Inc.	12,670	—
			5,938,858
Consumer Staples (3.1%)
	Bunge Ltd.	1,352,599	107,545
	Church & Dwight Co. Inc.	1,258,146	86,900
	Energizer Holdings Inc.	574,299	57,855
*	Rite Aid Corp.	8,154,615	51,129
	Ingredion Inc.	683,133	46,508
*	WhiteWave Foods Co. Class A	1,591,465	45,420
	Nu Skin Enterprises Inc. Class A	545,511	45,196
^	Herbalife Ltd.	761,370	43,604
	Hillshire Brands Co.	1,122,729	41,833
*	Hain Celestial Group Inc.	457,330	41,832
	Flowers Foods Inc.	1,606,997	34,470
*	United Natural Foods Inc.	455,942	32,335
*	Darling International Inc.	1,506,736	30,165
*	TreeHouse Foods Inc.	335,392	24,145

Casey's General Stores Inc.	353,678	23,905
* Boston Beer Co. Inc. Class A	81,855	20,032
* Post Holdings Inc.	346,646	19,107
Lancaster Colony Corp.	178,091	17,706
* Sprouts Farmers Market Inc.	457,749	16,493
PriceSmart Inc.	158,073	15,954
Spectrum Brands Holdings Inc.	198,282	15,803
B&G Foods Inc.	498,115	14,998
Pinnacle Foods Inc.	502,096	14,993
Sanderson Farms Inc.	187,359	14,706
Andersons Inc.	247,020	14,633
Dean Foods Co.	881,675	13,631
J&J Snack Foods Corp.	133,973	12,857
Snyder's-Lance Inc.	449,922	12,683
* SUPERVALU Inc.	1,847,663	12,638
* Fresh Market Inc.	375,838	12,628
Vector Group Ltd.	554,909	11,953
Universal Corp.	213,019	11,906
* Pilgrim's Pride Corp.	551,345	11,534
* Susser Holdings Corp.	165,111	10,314
WD-40 Co.	132,599	10,286
* Boulder Brands Inc.	535,226	9,431
Fresh Del Monte Produce Inc.	335,933	9,262
Cal-Maine Foods Inc.	139,165	8,737
Coty Inc. Class A	538,726	8,070
Spartan Stores Inc.	343,325	7,969
* Diamond Foods Inc.	221,703	7,744
* Seaboard Corp.	2,874	7,534
* Elizabeth Arden Inc.	244,053	7,202
Tootsie Roll Industries Inc.	220,536	6,603
* Annie's Inc.	157,700	6,338
Weis Markets Inc.	117,595	5,791
Inter Parfums Inc.	147,032	5,324
* Chiquita Brands International Inc.	425,973	5,303
* Medifast Inc.	162,264	4,720
* USANA Health Sciences Inc.	59,623	4,492
Calavo Growers Inc.	124,901	4,444
* Central Garden and Pet Co. Class A	485,392	4,014
Coca-Cola Bottling Co. Consolidated	47,015	3,995
* Revlon Inc. Class A	148,422	3,792
* National Beverage Corp.	179,752	3,507
* Pantry Inc.	214,157	3,285
* Chefs' Warehouse Inc.	148,439	3,177
* Natural Grocers by Vitamin Cottage Inc.	71,281	3,112
Ingles Markets Inc. Class A	123,914	2,952
* Harbinger Group Inc.	237,911	2,910
* Alliance One International Inc.	880,374	2,571
* Nutraceutical International Corp.	91,360	2,374
* Omega Protein Corp.	180,282	2,176
* Seneca Foods Corp. Class A	68,150	2,145
John B Sanfilippo & Son Inc.	92,466	2,129
Oil-Dri Corp. of America	52,994	1,830
Roundy's Inc.	263,772	1,815
United-Guardian Inc.	56,614	1,656
Limoneira Co.	71,446	1,620
* Farmer Bros Co.	79,219	1,561
Female Health Co.	186,353	1,446

	Alico Inc.	37,251	1,404
	Orchids Paper Products Co.	44,635	1,366
*	Inventure Foods Inc.	95,637	1,337
	Rocky Mountain Chocolate Factory Inc.	111,705	1,311
	Village Super Market Inc. Class A	48,708	1,286
	Lifeway Foods Inc.	86,865	1,277
*	S&W Seed Co.	155,550	1,153
*	Craft Brew Alliance Inc.	74,177	1,133
*,^ Star Scientific Inc.		1,337,607	1,050
	MGP Ingredients Inc.	153,708	1,037
*	Lifevantage Corp.	732,711	960
*	Synutra International Inc.	120,640	807
*	IGI Laboratories Inc.	137,048	774
	Nature's Sunshine Products Inc.	53,862	742
*	Fairway Group Holdings Corp.	96,827	740
*	Natural Alternatives International Inc.	112,367	610
^	Liberator Medical Holdings Inc.	145,331	571
*	Primo Water Corp.	58,242	226
*	Castle Brands Inc.	131,589	158
*	Reed's Inc.	23,306	133
*	Mannatech Inc.	7,432	129
	Reliv International Inc.	44,259	116
*	Coffee Holding Co. Inc.	8,500	65
*	Crumbs Bake Shop Inc.	97,703	59
*	Crystal Rock Holdings Inc.	42,584	39
	Griffin Land & Nurseries Inc.	300	9
			1,177,220
Energy (6.3%)
*	Concho Resources Inc.	964,387	118,137
*	Weatherford International Ltd.	6,615,842	114,851
*	Cheniere Energy Inc.	2,015,844	111,577
	Cimarex Energy Co.	797,961	95,045
	HollyFrontier Corp.	1,824,694	86,819
	Core Laboratories NV	415,996	82,550
*	Whiting Petroleum Corp.	1,088,119	75,505
	Oceaneering International Inc.	992,243	71,303
*	Gulfport Energy Corp.	785,085	55,882
	Energen Corp.	666,819	53,886
*	Cobalt International Energy Inc.	2,715,755	49,753
*	Continental Resources Inc.	391,775	48,686
*	Oil States International Inc.	489,213	48,236
	Superior Energy Services Inc.	1,454,597	44,743
	SM Energy Co.	614,945	43,839
	Patterson-UTI Energy Inc.	1,322,790	41,906
*	Dril-Quip Inc.	373,027	41,816
*	Dresser-Rand Group Inc.	699,614	40,864
*,^ Ultra Petroleum Corp.		1,403,116	37,730
*	Oasis Petroleum Inc.	877,278	36,609
*	WPX Energy Inc.	1,847,500	33,310
*	Kodiak Oil & Gas Corp.	2,439,629	29,617
	World Fuel Services Corp.	659,306	29,075
*	Atwood Oceanics Inc.	531,080	26,761
*	Unit Corp.	403,171	26,359
*	Rosetta Resources Inc.	563,828	26,263
	Targa Resources Corp.	263,944	26,199
	SemGroup Corp. Class A	389,552	25,586
	CARBO Ceramics Inc.	182,551	25,190

	Bristow Group Inc.	332,619	25,119
	Exterran Holdings Inc.	539,222	23,661
*	Diamondback Energy Inc.	331,571	22,318
	Tidewater Inc.	454,764	22,111
*	Antero Resources Corp.	336,568	21,069
*	Helix Energy Solutions Group Inc.	903,755	20,768
*,^ SandRidge Energy Inc.		3,321,868	20,396
*	PDC Energy Inc.	327,143	20,368
*	Carrizo Oil & Gas Inc.	380,304	20,331
*	Stone Energy Corp.	457,589	19,205
	Western Refining Inc.	490,182	18,921
*	McDermott International Inc.	2,171,033	16,977
	PBF Energy Inc. Class A	641,516	16,551
*	SEACOR Holdings Inc.	176,282	15,234
	Energy XXI Bermuda Ltd.	645,470	15,214
*	Forum Energy Technologies Inc.	484,554	15,011
*	Laredo Petroleum Inc.	536,654	13,878
*	Hornbeck Offshore Services Inc.	303,746	12,700
*	Magnum Hunter Resources Corp.	1,491,176	12,675
*	Sanchez Energy Corp.	421,788	12,498
*	Matador Resources Co.	508,834	12,461
*	C&J Energy Services Inc.	422,911	12,332
*	Cloud Peak Energy Inc.	570,378	12,058
*	EPL Oil & Gas Inc.	312,021	12,044
*	Bill Barrett Corp.	459,361	11,760
*	Bonanza Creek Energy Inc.	262,470	11,654
*	Athlon Energy Inc.	320,884	11,375
	RPC Inc.	543,573	11,100
*	Key Energy Services Inc.	1,192,902	11,022
*	Rice Energy Inc.	408,721	10,786
	Gulfmark Offshore Inc.	231,165	10,389
*	Kosmos Energy Ltd.	931,203	10,243
	Delek US Holdings Inc.	349,564	10,151
*,^ Halcon Resources Corp.		2,324,522	10,065
	Arch Coal Inc.	1,951,141	9,405
	Comstock Resources Inc.	408,939	9,344
*	Newpark Resources Inc.	815,290	9,335
*	TETRA Technologies Inc.	724,089	9,268
*	Alpha Natural Resources Inc.	2,071,980	8,806
^	EXCO Resources Inc.	1,565,533	8,767
*	Matrix Service Co.	243,816	8,236
*	Penn Virginia Corp.	469,283	8,208
*	Parker Drilling Co.	1,157,344	8,206
*	Northern Oil and Gas Inc.	553,314	8,089
*	Geospace Technologies Corp.	121,489	8,039
*	Pioneer Energy Services Corp.	613,398	7,944
*	Basic Energy Services Inc.	282,209	7,735
*	Rex Energy Corp.	408,135	7,636
	Green Plains Renewable Energy Inc.	233,469	6,995
*	Clayton Williams Energy Inc.	61,831	6,988
*	Hercules Offshore Inc.	1,500,829	6,889
*	Contango Oil & Gas Co.	143,767	6,863
*	Approach Resources Inc.	327,756	6,853
*	Willbros Group Inc.	500,042	6,311
	Frank's International NV	251,571	6,234
	CVR Energy Inc.	145,096	6,130
	W&T Offshore Inc.	342,148	5,923

*,^ Clean Energy Fuels Corp.		643,533	5,753
*	Synergy Resources Corp.	511,095	5,494
*	ION Geophysical Corp.	1,184,054	4,985
*	Era Group Inc.	168,484	4,938
*,^ Goodrich Petroleum Corp.		311,018	4,920
*,^ Solazyme Inc.		421,555	4,894
*	VAALCO Energy Inc.	553,215	4,730
*	Swift Energy Co.	424,868	4,572
*	EP Energy Corp. Class A	232,965	4,559
*	Triangle Petroleum Corp.	552,592	4,553
*	Abraxas Petroleum Corp.	1,144,924	4,534
*	Tesco Corp.	242,682	4,490
*,^ Quicksilver Resources Inc.		1,651,940	4,345
*,^ BPZ Resources Inc.		1,334,817	4,245
*	Rentech Inc.	2,198,491	4,177
*	RigNet Inc.	71,193	3,832
*	RSP Permian Inc.	131,100	3,787
*	Westmoreland Coal Co.	119,899	3,571
	Gulf Island Fabrication Inc.	155,682	3,364
*	Warren Resources Inc.	681,364	3,271
*	Resolute Energy Corp.	443,363	3,192
*	PHI Inc. Voting	75,566	3,172
*	PetroQuest Energy Inc.	549,829	3,134
*	Vantage Drilling Co.	1,728,955	2,957
*	Emerald Oil Inc.	425,141	2,857
*	REX American Resources Corp.	49,305	2,813
*,^ Nuverra Environmental Solutions Inc.		135,812	2,756
*	Callon Petroleum Co.	327,873	2,744
	Alon USA Energy Inc.	182,424	2,725
*	Natural Gas Services Group Inc.	88,583	2,670
*	Gastar Exploration Inc.	466,001	2,549
*,^ Miller Energy Resources Inc.		407,403	2,396
	Evolution Petroleum Corp.	175,565	2,235
*	Forest Oil Corp.	1,159,231	2,214
	Dawson Geophysical Co.	76,393	2,140
	Panhandle Oil and Gas Inc. Class A	47,137	2,056
*	Mitcham Industries Inc.	136,679	1,905
*	Renewable Energy Group Inc.	158,907	1,904
	Bolt Technology Corp.	93,804	1,855
*,^ Cal Dive International Inc.		1,075,921	1,829
*,^ Endeavour International Corp.		525,810	1,709
*,^ Pacific Ethanol Inc.		102,692	1,598
*	FX Energy Inc.	464,745	1,552
*	Harvest Natural Resources Inc.	399,826	1,503
*,^ CAMAC Energy Inc.		1,741,661	1,359
*	US Energy Corp. Wyoming	269,858	1,285
*	PHI Inc. NV	27,058	1,197
*	Apco Oil and Gas International Inc.	80,609	1,165
*,^ Midstates Petroleum Co. Inc.		210,769	1,130
*	Jones Energy Inc.	73,671	1,115
*	Ring Energy Inc.	65,200	995
	Adams Resources & Energy Inc.	17,153	994
*,^ Uranium Energy Corp.		728,904	962
*,^ ZaZa Energy Corp.		1,264,013	951
*	Isramco Inc.	7,045	934
*,^ Amyris Inc.		238,984	891
*	Royale Energy Inc.	291,305	868

*,^ James River Coal Co.		939,531	705
*,^ Hyperdynamics Corp.		395,059	687
*	Saratoga Resources Inc.	501,406	677
*	CHC Group Ltd.	90,900	672
*,^ Uranerz Energy Corp.		385,267	670
	Hallador Energy Co.	69,452	594
*	TGC Industries Inc.	95,618	569
*	Synthesis Energy Systems Inc.	280,660	550
*	Forbes Energy Services Ltd.	130,816	517
*,^ Uranium Resources Inc.		183,701	507
*	Magellan Petroleum Corp.	344,949	490
*	Gevo Inc.	402,933	471
*,^ Zion Oil & Gas Inc.		234,790	448
*	Syntroleum Corp.	111,323	438
*,^ BioFuel Energy Corp.		51,681	377
*	Pyramid Oil Co.	56,343	350
*	Double Eagle Petroleum Co.	116,717	334
*	Tengasco Inc.	558,194	279
*	American Eagle Energy Corp.	28,376	203
*	Lucas Energy Inc.	233,203	175
*	FieldPoint Petroleum Corp.	35,776	168
*	Lilis Energy Inc.	44,772	151
*	PrimeEnergy Corp.	2,726	147
*	Ceres Inc.	161,449	142
*	Barnwell Industries Inc.	46,909	139
*,^ GreenHunter Resources Inc.		142,231	138
*	PostRock Energy Corp.	45,606	57
*	PEDEVCO Corp.	16,800	35
*	KiOR Inc.	58,450	34
*	FieldPoint Petroleum Corp. Warrants Exp 03/23/2017	33,558	29
			2,418,824
Financials (22.6%)
*	Affiliated Managers Group Inc.	488,424	97,709
	Annaly Capital Management Inc.	8,611,920	94,473
	American Realty Capital Properties Inc.	6,462,123	90,599
	CIT Group Inc.	1,810,322	88,742
	SL Green Realty Corp.	871,683	87,709
	Realty Income Corp.	2,015,023	82,334
	Fidelity National Financial Inc. Class A	2,534,074	79,671
*	Markel Corp.	128,219	76,431
	American Capital Agency Corp.	3,523,053	75,710
	TD Ameritrade Holding Corp.	2,174,760	73,833
	Willis Group Holdings plc	1,640,277	72,385
	Federal Realty Investment Trust	612,728	70,292
	Everest Re Group Ltd.	434,484	66,498
	New York Community Bancorp Inc.	4,054,962	65,163
	Raymond James Financial Inc.	1,135,824	63,527
^	Digital Realty Trust Inc.	1,178,009	62,529
*	Alleghany Corp.	153,222	62,420
*	Arch Capital Group Ltd.	1,076,187	61,924
	First Republic Bank	1,136,993	61,386
	Essex Property Trust Inc.	355,239	60,408
	UDR Inc.	2,305,873	59,561
	Arthur J Gallagher & Co.	1,225,755	58,321
*	Realogy Holdings Corp.	1,340,606	58,249
	Waddell & Reed Financial Inc. Class A	778,166	57,289
*	Signature Bank	433,729	54,472

* SVB Financial Group	420,573	54,161
Rayonier Inc.	1,159,568	53,236
Camden Property Trust	783,318	52,749
Lazard Ltd. Class A	1,118,243	52,658
Reinsurance Group of America Inc. Class A	649,001	51,680
Duke Realty Corp.	2,999,159	50,626
Liberty Property Trust	1,344,366	49,688
Extra Space Storage Inc.	1,008,931	48,943
NorthStar Realty Finance Corp.	3,007,010	48,533
Jones Lang LaSalle Inc.	408,092	48,359
East West Bancorp Inc.	1,313,288	47,935
Alexandria Real Estate Equities Inc.	657,024	47,674
Mid-America Apartment Communities Inc.	687,519	46,937
ING US Inc.	1,272,169	46,142
* MSCI Inc. Class A	1,069,429	46,007
CBOE Holdings Inc.	793,131	44,891
PartnerRe Ltd.	431,911	44,703
Axis Capital Holdings Ltd.	973,710	44,645
BRE Properties Inc.	708,954	44,508
Kilroy Realty Corp.	752,924	44,106
DDR Corp.	2,668,604	43,979
SEI Investments Co.	1,305,708	43,885
Regency Centers Corp.	846,794	43,237
Eaton Vance Corp.	1,126,225	42,977
Starwood Property Trust Inc.	1,792,983	42,296
* Ocwen Financial Corp.	1,071,228	41,971
HCC Insurance Holdings Inc.	915,257	41,635
Taubman Centers Inc.	578,915	40,981
* Howard Hughes Corp.	286,769	40,925
WR Berkley Corp.	954,831	39,740
Hospitality Properties Trust	1,372,948	39,431
LPL Financial Holdings Inc.	740,473	38,904
Senior Housing Properties Trust	1,725,674	38,776
National Retail Properties Inc.	1,118,816	38,398
Omega Healthcare Investors Inc.	1,142,808	38,307
American Financial Group Inc.	657,090	37,921
Protective Life Corp.	720,800	37,907
Cullen/Frost Bankers Inc.	485,765	37,661
Assured Guaranty Ltd.	1,485,226	37,606
RenaissanceRe Holdings Ltd.	382,070	37,290
CNO Financial Group Inc.	2,036,133	36,854
Old Republic International Corp.	2,221,439	36,432
BioMed Realty Trust Inc.	1,766,037	36,186
American Campus Communities Inc.	960,987	35,893
Spirit Realty Capital Inc.	3,226,741	35,430
Commerce Bancshares Inc.	748,062	34,725
Prosperity Bancshares Inc.	523,445	34,626
City National Corp.	437,209	34,417
Two Harbors Investment Corp.	3,346,762	34,304
Brown & Brown Inc.	1,093,691	33,642
Corrections Corp. of America	1,063,350	33,304
Douglas Emmett Inc.	1,190,113	32,300
Validus Holdings Ltd.	856,337	32,292
WP Carey Inc.	535,417	32,162
Highwoods Properties Inc.	824,666	31,675
FirstMerit Corp.	1,513,634	31,529
Home Properties Inc.	524,327	31,523

Allied World Assurance Co. Holdings AG	304,850	31,457
Columbia Property Trust Inc.	1,142,814	31,142
Weingarten Realty Investors	1,028,959	30,869
First Niagara Financial Group Inc.	3,245,625	30,671
Tanger Factory Outlet Centers Inc.	875,739	30,651
White Mountains Insurance Group Ltd.	51,090	30,649
Synovus Financial Corp.	8,937,986	30,300
RLJ Lodging Trust	1,125,193	30,088
LaSalle Hotel Properties	953,708	29,861
Gaming and Leisure Properties Inc.	814,180	29,685
Equity Lifestyle Properties Inc.	725,932	29,509
* Popular Inc.	948,268	29,387
BankUnited Inc.	831,719	28,919
Chimera Investment Corp.	9,424,378	28,839
CBL & Associates Properties Inc.	1,562,982	27,743
Hancock Holding Co.	756,187	27,714
* Forest City Enterprises Inc. Class A	1,448,104	27,659
* Stifel Financial Corp.	554,197	27,577
CommonWealth REIT	1,020,753	26,846
StanCorp Financial Group Inc.	400,912	26,781
First Horizon National Corp.	2,167,814	26,751
Associated Banc-Corp	1,476,876	26,672
* Portfolio Recovery Associates Inc.	457,829	26,490
Federated Investors Inc. Class B	866,882	26,475
* MGIC Investment Corp.	3,097,667	26,392
CapitalSource Inc.	1,805,443	26,341
MFA Financial Inc.	3,364,465	26,075
First American Financial Corp.	973,994	25,860
Webster Financial Corp.	828,813	25,743
EPR Properties	481,976	25,733
* Texas Capital Bancshares Inc.	392,105	25,463
TCF Financial Corp.	1,518,380	25,296
Hanover Insurance Group Inc.	403,277	24,777
Bank of Hawaii Corp.	408,436	24,755
ProAssurance Corp.	554,752	24,703
Post Properties Inc.	498,165	24,460
Piedmont Office Realty Trust Inc. Class A	1,414,379	24,257
Primerica Inc.	506,850	23,878
Financial Engines Inc.	469,969	23,865
Radian Group Inc.	1,587,526	23,861
Aspen Insurance Holdings Ltd.	597,448	23,719
DCT Industrial Trust Inc.	2,953,327	23,272
Retail Properties of America Inc.	1,713,063	23,195
Sunstone Hotel Investors Inc.	1,680,819	23,078
UMB Financial Corp.	344,528	22,291
Fulton Financial Corp.	1,755,173	22,080
Washington Federal Inc.	947,070	22,067
Sovran Self Storage Inc.	298,596	21,932
Endurance Specialty Holdings Ltd.	406,848	21,901
Corporate Office Properties Trust	803,548	21,407
Geo Group Inc.	662,589	21,362
Healthcare Realty Trust Inc.	882,287	21,307
DiamondRock Hospitality Co.	1,796,598	21,110
Brandywine Realty Trust	1,440,649	20,832
Wintrust Financial Corp.	423,931	20,628
MarketAxess Holdings Inc.	346,758	20,535
Bank of the Ozarks Inc.	301,517	20,521

Lexington Realty Trust	1,872,229	20,426
CubeSmart	1,187,292	20,374
FNB Corp.	1,520,371	20,373
Medical Properties Trust Inc.	1,561,272	19,969
Glacier Bancorp Inc.	684,084	19,886
Ryman Hospitality Properties Inc.	463,643	19,714
Susquehanna Bancshares Inc.	1,722,962	19,625
Pebblebrook Hotel Trust	577,298	19,495
BancorpSouth Inc.	771,809	19,264
Iberiabank Corp.	274,531	19,258
Umpqua Holdings Corp.	1,031,334	19,224
Artisan Partners Asset Management Inc. Class A	298,569	19,183
Valley National Bancorp	1,837,561	19,129
Cousins Properties Inc.	1,650,718	18,934
* Altisource Portfolio Solutions SA	155,211	18,883
Invesco Mortgage Capital Inc.	1,133,653	18,671
Healthcare Trust of America Inc. Class A	1,621,501	18,469
Kemper Corp.	468,367	18,346
PrivateBancorp Inc.	599,039	18,277
* MBIA Inc.	1,305,543	18,265
Colony Financial Inc.	829,563	18,209
EastGroup Properties Inc.	285,444	17,957
First Industrial Realty Trust Inc.	917,913	17,734
United Bankshares Inc.	579,123	17,733
Symetra Financial Corp.	893,221	17,704
Evercore Partners Inc. Class A	318,231	17,582
Cathay General Bancorp	689,220	17,361
First Financial Bankshares Inc.	279,396	17,264
* Strategic Hotels & Resorts Inc.	1,683,739	17,157
Mack-Cali Realty Corp.	824,895	17,150
* Western Alliance Bancorp	695,816	17,117
Chambers Street Properties	2,169,989	16,861
* Santander Consumer USA Holdings Inc.	699,932	16,854
Alexander & Baldwin Inc.	393,047	16,728
Hatteras Financial Corp.	885,956	16,700
* St. Joe Co.	850,016	16,363
National Health Investors Inc.	267,145	16,152
Altisource Residential Corp.	510,916	16,125
First Citizens BancShares Inc. Class A	66,749	16,070
Erie Indemnity Co. Class A	227,471	15,868
Trustmark Corp.	620,713	15,735
MB Financial Inc.	504,365	15,615
Platinum Underwriters Holdings Ltd.	259,716	15,609
Capitol Federal Financial Inc.	1,242,999	15,600
PS Business Parks Inc.	185,064	15,475
PacWest Bancorp	359,760	15,473
PennyMac Mortgage Investment Trust	646,558	15,453
Redwood Trust Inc.	759,792	15,409
Sun Communities Inc.	340,029	15,332
EverBank Financial Corp.	776,460	15,320
American Equity Investment Life Holding Co.	645,816	15,254
Janus Capital Group Inc.	1,400,905	15,228
Newcastle Investment Corp.	3,218,500	15,127
Mercury General Corp.	335,373	15,119
Home BancShares Inc.	437,014	15,042
New Residential Investment Corp.	2,318,700	15,002
Investors Bancorp Inc.	541,111	14,956

Community Bank System Inc.	378,240	14,759
* Hilltop Holdings Inc.	616,171	14,659
DuPont Fabros Technology Inc.	606,068	14,588
Washington REIT	610,465	14,578
Potlatch Corp.	374,967	14,507
RLI Corp.	320,306	14,170
Kennedy-Wilson Holdings Inc.	629,130	14,162
First Financial Holdings Inc.	224,846	14,080
ARMOUR Residential REIT Inc.	3,409,198	14,046
CVB Financial Corp.	874,407	13,903
Acadia Realty Trust	519,895	13,715
Old National Bancorp	918,516	13,695
* First Cash Financial Services Inc.	269,450	13,596
Columbia Banking System Inc.	470,542	13,420
Glimcher Realty Trust	1,331,312	13,353
BOK Financial Corp.	192,860	13,317
International Bancshares Corp.	529,887	13,290
Westamerica Bancorporation	242,200	13,098
Equity One Inc.	581,905	13,000
* Ambac Financial Group Inc.	412,948	12,814
Home Loan Servicing Solutions Ltd.	592,984	12,808
* PHH Corp.	493,913	12,763
Greenhill & Co. Inc.	245,375	12,755
Government Properties Income Trust	502,115	12,653
Northwest Bancshares Inc.	866,219	12,647
BBCN Bancorp Inc.	728,968	12,495
* Credit Acceptance Corp.	87,364	12,419
CYS Investments Inc.	1,482,750	12,248
* WisdomTree Investments Inc.	931,607	12,223
Parkway Properties Inc.	662,942	12,099
First Midwest Bancorp Inc.	705,366	12,048
Selective Insurance Group Inc.	516,172	12,037
LTC Properties Inc.	319,821	12,035
Chesapeake Lodging Trust	465,571	11,979
Montpelier Re Holdings Ltd.	394,661	11,745
Hudson Pacific Properties Inc.	506,126	11,676
Pinnacle Financial Partners Inc.	308,776	11,576
Pennsylvania REIT	638,079	11,517
Argo Group International Holdings Ltd.	247,787	11,373
* Enstar Group Ltd.	83,414	11,370
* Virtus Investment Partners Inc.	65,451	11,334
Empire State Realty Trust Inc.	744,152	11,244
Union First Market Bankshares Corp.	438,885	11,156
Capstead Mortgage Corp.	878,830	11,126
Horace Mann Educators Corp.	378,901	10,988
* Capital Bank Financial Corp.	434,763	10,917
Astoria Financial Corp.	772,191	10,672
National Penn Bancshares Inc.	1,021,060	10,670
* iStar Financial Inc.	720,994	10,642
American Assets Trust Inc.	314,864	10,624
* KCG Holdings Inc. Class A	890,066	10,618
CNA Financial Corp.	247,979	10,594
^ AmTrust Financial Services Inc.	281,325	10,581
Hersha Hospitality Trust Class A	1,799,009	10,488
* Starwood Waypoint Residential Trust	363,414	10,463
Education Realty Trust Inc.	1,053,061	10,394
* Walter Investment Management Corp.	346,078	10,323

	HFF Inc. Class A	305,207	10,258
	BGC Partners Inc. Class A	1,564,545	10,232
	Cash America International Inc.	264,169	10,229
	Ramco-Gershenson Properties Trust	626,645	10,214
	Franklin Street Properties Corp.	799,374	10,072
	Blackstone Mortgage Trust Inc. Class A	349,334	10,043
*	Encore Capital Group Inc.	218,609	9,990
	STAG Industrial Inc.	413,005	9,953
	Boston Private Financial Holdings Inc.	735,117	9,946
	Sabra Health Care REIT Inc.	354,208	9,879
	NBT Bancorp Inc.	403,126	9,860
*	BofI Holding Inc.	112,884	9,680
	ViewPoint Financial Group Inc.	332,906	9,604
	Interactive Brokers Group Inc.	441,214	9,561
	First Financial Bancorp	527,483	9,484
	Provident Financial Services Inc.	501,282	9,209
	FelCor Lodging Trust Inc.	1,015,414	9,179
*	TFS Financial Corp.	737,375	9,166
	Sterling Bancorp	723,416	9,158
	Select Income REIT	302,163	9,146
	Park National Corp.	118,755	9,131
	Associated Estates Realty Corp.	538,416	9,121
	American Capital Mortgage Investment Corp.	485,405	9,111
	Chemical Financial Corp.	277,518	9,005
*	Eagle Bancorp Inc.	248,682	8,977
*	Greenlight Capital Re Ltd. Class A	269,412	8,837
	Investors Real Estate Trust	982,842	8,826
	Retail Opportunity Investments Corp.	589,831	8,812
*	eHealth Inc.	173,125	8,795
	Independent Bank Corp.	222,549	8,762
	WesBanco Inc.	274,737	8,745
	First Commonwealth Financial Corp.	945,995	8,552
	Inland Real Estate Corp.	806,905	8,513
	Renasant Corp.	288,412	8,378
	Alexander's Inc.	23,148	8,356
	Wilshire Bancorp Inc.	747,868	8,301
	National Bank Holdings Corp. Class A	412,292	8,275
	Nelnet Inc. Class A	201,312	8,234
	Hanmi Financial Corp.	351,783	8,197
	Brixmor Property Group Inc.	378,588	8,075
	AMERISAFE Inc.	183,456	8,056
	Sterling Financial Corp.	240,704	8,023
*	Investment Technology Group Inc.	392,050	7,919
*	ICG Group Inc.	386,653	7,895
	American Homes 4 Rent Class A	469,589	7,847
	Infinity Property & Casualty Corp.	115,395	7,804
*,^ World Acceptance Corp.		103,406	7,764
	First Potomac Realty Trust	600,872	7,763
	OFG Bancorp	445,687	7,661
	City Holding Co.	169,580	7,607
	Banner Corp.	182,836	7,535
	Ashford Hospitality Trust Inc.	660,783	7,447
*	United Community Banks Inc.	379,111	7,359
*	Piper Jaffray Cos.	159,326	7,297
*	Bancorp Inc.	382,018	7,186
	S&T Bancorp Inc.	297,800	7,058
	Summit Hotel Properties Inc.	756,228	7,018

	Cohen & Steers Inc.	174,685	6,961
	Safety Insurance Group Inc.	129,065	6,950
	Anworth Mortgage Asset Corp.	1,396,328	6,926
	Kite Realty Group Trust	1,153,552	6,921
	Resource Capital Corp.	1,237,971	6,895
	Maiden Holdings Ltd.	539,624	6,735
	Flushing Financial Corp.	319,296	6,728
	United Fire Group Inc.	219,941	6,675
	Saul Centers Inc.	140,384	6,649
*	Ameris Bancorp	283,516	6,606
	First Merchants Corp.	302,951	6,556
	TrustCo Bank Corp. NY	930,526	6,551
	Community Trust Bancorp Inc.	157,556	6,535
	Stewart Information Services Corp.	185,641	6,522
	CoreSite Realty Corp.	210,025	6,511
	Brookline Bancorp Inc.	685,183	6,454
*	Navigators Group Inc.	105,087	6,451
	Simmons First National Corp. Class A	172,459	6,428
*,^ Nationstar Mortgage Holdings Inc.		195,040	6,331
	Berkshire Hills Bancorp Inc.	243,135	6,292
	Southside Bancshares Inc.	198,996	6,244
	American National Insurance Co.	55,233	6,244
	Oritani Financial Corp.	393,206	6,217
*	Forestar Group Inc.	341,635	6,081
	Lakeland Financial Corp.	148,737	5,982
	Northfield Bancorp Inc.	463,969	5,967
	Employers Holdings Inc.	294,929	5,966
	State Bank Financial Corp.	336,742	5,957
	Excel Trust Inc.	466,873	5,920
*	PICO Holdings Inc.	222,799	5,791
	Apollo Residential Mortgage Inc.	355,166	5,764
	Getty Realty Corp.	304,860	5,759
	Sandy Spring Bancorp Inc.	229,334	5,729
*	Customers Bancorp Inc.	271,216	5,660
	Central Pacific Financial Corp.	277,076	5,597
*	Safeguard Scientifics Inc.	251,808	5,585
	Universal Health Realty Income Trust	131,638	5,560
	FBL Financial Group Inc. Class A	127,603	5,528
	Campus Crest Communities Inc.	629,218	5,462
*	Ezcorp Inc. Class A	506,055	5,460
	Urstadt Biddle Properties Inc. Class A	263,121	5,436
	National Western Life Insurance Co. Class A	22,108	5,405
	AG Mortgage Investment Trust Inc.	293,278	5,135
	Apollo Commercial Real Estate Finance Inc.	308,042	5,123
	Dime Community Bancshares Inc.	296,144	5,029
	Tompkins Financial Corp.	102,008	4,994
	RAIT Financial Trust	585,570	4,971
	Washington Trust Bancorp Inc.	132,149	4,952
	Silver Bay Realty Trust Corp.	314,636	4,883
	BancFirst Corp.	83,491	4,728
*	Beneficial Mutual Bancorp Inc.	357,052	4,710
*	Tejon Ranch Co.	138,656	4,691
	WSFS Financial Corp.	64,664	4,619
	Rouse Properties Inc.	267,795	4,617
	Cardinal Financial Corp.	258,127	4,602
	Southwest Bancorp Inc.	256,788	4,535
	First Interstate Bancsystem Inc.	160,697	4,535

* Taylor Capital Group Inc.	188,502	4,509
* First BanCorp	825,098	4,489
* Springleaf Holdings Inc.	175,605	4,416
Agree Realty Corp.	145,087	4,412
FXCM Inc. Class A	292,517	4,320
SY Bancorp Inc.	131,361	4,156
* Green Dot Corp. Class A	212,484	4,150
* Phoenix Cos. Inc.	79,925	4,136
Great Southern Bancorp Inc.	137,065	4,116
Yadkin Financial Corp.	192,016	4,111
National Interstate Corp.	152,856	4,098
New York Mortgage Trust Inc.	522,674	4,066
GAMCO Investors Inc.	52,113	4,047
* Ladenburg Thalmann Financial Services Inc.	1,315,630	3,973
* Preferred Bank	152,545	3,960
* Suffolk Bancorp	177,174	3,951
First Financial Corp.	117,104	3,944
Monmouth Real Estate Investment Corp. Class A	412,514	3,935
Chatham Lodging Trust	193,061	3,904
German American Bancorp Inc.	133,064	3,844
Univest Corp. of Pennsylvania	186,283	3,823
TowneBank	245,497	3,808
* Essent Group Ltd.	168,552	3,786
First Bancorp	198,337	3,768
* DFC Global Corp.	419,376	3,703
Winthrop Realty Trust	318,987	3,697
* Metro Bancorp Inc.	173,314	3,664
* Flagstar Bancorp Inc.	162,781	3,617
* Kearny Financial Corp.	243,283	3,596
MainSource Financial Group Inc.	209,289	3,579
Park Sterling Corp.	537,437	3,574
^ Western Asset Mortgage Capital Corp.	228,454	3,573
* NewStar Financial Inc.	253,975	3,520
Arrow Financial Corp.	132,945	3,515
Arlington Asset Investment Corp. Class A	131,939	3,494
Rockville Financial Inc.	252,978	3,438
Guaranty Bancorp	239,803	3,417
Bank Mutual Corp.	536,157	3,399
* Cowen Group Inc. Class A	765,117	3,374
Oppenheimer Holdings Inc. Class A	120,224	3,372
1st Source Corp.	103,703	3,328
CoBiz Financial Inc.	287,878	3,316
OmniAmerican Bancorp Inc.	142,375	3,245
First Busey Corp.	557,380	3,233
Federal Agricultural Mortgage Corp.	96,827	3,219
OneBeacon Insurance Group Ltd. Class A	207,506	3,208
Westwood Holdings Group Inc.	51,115	3,204
OceanFirst Financial Corp.	180,299	3,189
Prospect Capital Corp.	293,730	3,172
Cedar Realty Trust Inc.	518,098	3,166
State Auto Financial Corp.	148,507	3,165
* Walker & Dunlop Inc.	192,148	3,142
Heartland Financial USA Inc.	113,399	3,061
Bryn Mawr Bank Corp.	106,058	3,047
West Bancorporation Inc.	198,401	3,014
Financial Institutions Inc.	130,753	3,010
Diamond Hill Investment Group Inc.	22,864	3,005

HCI Group Inc.	82,536	3,004
* Tree.com Inc.	95,674	2,970
Republic Bancorp Inc. Class A	129,696	2,931
First Connecticut Bancorp Inc.	186,744	2,924
* Citizens Inc. Class A	393,371	2,911
Ares Commercial Real Estate Corp.	216,374	2,902
Meadowbrook Insurance Group Inc.	495,958	2,891
1st United Bancorp Inc.	375,142	2,874
One Liberty Properties Inc.	132,809	2,831
CyrusOne Inc.	133,771	2,786
Seacoast Banking Corp. of Florida	253,048	2,784
Camden National Corp.	67,430	2,778
Terreno Realty Corp.	144,643	2,735
* North Valley Bancorp	113,058	2,734
* HomeTrust Bancshares Inc.	173,206	2,733
Heritage Commerce Corp.	337,959	2,724
United Financial Bancorp Inc.	147,969	2,721
Dynex Capital Inc.	302,600	2,708
Baldwin & Lyons Inc.	103,003	2,708
* Franklin Financial Corp.	138,395	2,707
* Third Point Reinsurance Ltd.	170,513	2,703
Fidelity Southern Corp.	192,465	2,689
Washington Banking Co.	150,957	2,684
* BBX Capital Corp.	137,883	2,682
Gladstone Commercial Corp.	154,301	2,676
* Heritage Oaks Bancorp	331,015	2,675
* INTL. FCStone Inc.	142,043	2,672
Universal Insurance Holdings Inc.	207,595	2,636
* Meridian Interstate Bancorp Inc.	102,316	2,616
* Global Indemnity plc	98,846	2,604
BNC Bancorp	149,108	2,584
Calamos Asset Management Inc. Class A	199,313	2,577
Whitestone REIT	175,647	2,536
Hudson Valley Holding Corp.	132,627	2,527
Lakeland Bancorp Inc.	223,953	2,519
Federated National Holding Co.	137,066	2,511
Aviv REIT Inc.	102,370	2,503
* Intervest Bancshares Corp. Class A	335,925	2,503
* Bridge Capital Holdings	104,037	2,472
Pzena Investment Management Inc. Class A	209,705	2,468
Crawford & Co. Class B	225,436	2,459
First Financial Northwest Inc.	241,916	2,455
* CommunityOne Bancorp	217,063	2,435
* Sun Bancorp Inc.	723,995	2,433
Trico Bancshares	93,268	2,418
Hannon Armstrong Sustainable Infrastructure Capital Inc.	166,831	2,394
Gramercy Property Trust Inc.	456,562	2,356
Mercantile Bank Corp.	114,135	2,353
Peoples Bancorp Inc.	94,679	2,341
* Orrstown Financial Services Inc.	140,635	2,337
* NewBridge Bancorp	325,587	2,325
* Pacific Premier Bancorp Inc.	141,697	2,287
Westfield Financial Inc.	306,546	2,284
Ashford Hospitality Prime Inc.	149,053	2,254
QTS Realty Trust Inc. Class A	89,640	2,249
* RE/MAX Holdings Inc.	77,533	2,235
EMC Insurance Group Inc.	62,845	2,233

GFI Group Inc.	626,329	2,223
^ JAVELIN Mortgage Investment Corp.	164,246	2,203
Macatawa Bank Corp.	428,944	2,162
National Bankshares Inc.	59,087	2,157
Centerstate Banks Inc.	194,928	2,129
First of Long Island Corp.	51,917	2,108
Territorial Bancorp Inc.	97,351	2,103
Heritage Financial Corp.	123,883	2,096
Capital City Bank Group Inc.	157,227	2,088
* BSB Bancorp Inc.	119,629	2,059
Citizens & Northern Corp.	102,399	2,018
Enterprise Financial Services Corp.	99,682	2,001
Meta Financial Group Inc.	44,385	1,991
Consolidated-Tomoka Land Co.	49,401	1,990
* FBR & Co.	76,910	1,987
Center Bancorp Inc.	104,257	1,981
First Community Bancshares Inc.	120,206	1,967
Northrim BanCorp Inc.	76,041	1,953
Kansas City Life Insurance Co.	39,413	1,900
* Pacific Mercantile Bancorp	303,388	1,884
Marlin Business Services Corp.	90,468	1,883
* Independent Bank Corp.	142,803	1,854
BankFinancial Corp.	185,309	1,849
HomeStreet Inc.	94,557	1,849
* MBT Financial Corp.	375,305	1,846
Tower Financial Corp.	73,761	1,831
* United Community Financial Corp.	463,835	1,818
* Hampton Roads Bankshares Inc.	1,143,522	1,818
Simplicity Bancorp Inc.	103,002	1,813
Waterstone Financial Inc.	174,099	1,809
* American Residential Properties Inc.	99,288	1,785
Home Federal Bancorp Inc.	113,141	1,760
Apollo Investment Corp.	211,077	1,754
* Riverview Bancorp Inc.	508,380	1,734
* SWS Group Inc.	229,783	1,719
Donegal Group Inc. Class B	63,194	1,712
CorEnergy Infrastructure Trust Inc.	250,349	1,690
Arbor Realty Trust Inc.	241,944	1,674
First South Bancorp Inc.	192,141	1,670
Cape Bancorp Inc.	150,272	1,653
Penns Woods Bancorp Inc.	33,822	1,650
Gain Capital Holdings Inc.	150,633	1,628
* AV Homes Inc.	89,226	1,614
CNB Financial Corp.	90,812	1,606
American National Bankshares Inc.	67,153	1,579
Merchants Bancshares Inc.	48,277	1,574
AmREIT Inc.	94,648	1,568
First Bancorp Inc.	96,106	1,567
* Regional Management Corp.	62,457	1,540
MutualFirst Financial Inc.	80,909	1,536
Timberland Bancorp Inc.	138,776	1,485
* Republic First Bancorp Inc.	380,930	1,467
AmeriServ Financial Inc.	380,876	1,466
Century Bancorp Inc. Class A	42,768	1,459
Unity Bancorp Inc.	174,680	1,396
Manning & Napier Inc.	82,108	1,377
Fifth Street Finance Corp.	144,731	1,369

Peapack Gladstone Financial Corp.	61,954	1,363
UMH Properties Inc.	139,311	1,362
* Farmers Capital Bank Corp.	60,183	1,352
JMP Group Inc.	188,890	1,343
Peoples Federal Bancshares Inc.	74,276	1,330
MicroFinancial Inc.	168,498	1,326
Pulaski Financial Corp.	125,562	1,325
Bank of Commerce Holdings	193,871	1,305
* PennyMac Financial Services Inc. Class A	77,072	1,282
* Asta Funding Inc.	154,316	1,276
ESB Financial Corp.	96,762	1,265
Provident Financial Holdings Inc.	81,841	1,262
Heritage Financial Group Inc.	63,161	1,241
Physicians Realty Trust	88,518	1,232
* Southcoast Financial Corp.	167,773	1,223
Clifton Savings Bancorp Inc.	103,347	1,211
Nicholas Financial Inc.	76,810	1,208
ESSA Bancorp Inc.	111,135	1,208
* Imperial Holdings Inc.	207,013	1,190
Donegal Group Inc. Class A	80,411	1,172
First Defiance Financial Corp.	42,732	1,159
Old Line Bancshares Inc.	67,143	1,158
Bridge Bancorp Inc.	42,246	1,128
Fox Chase Bancorp Inc.	66,211	1,116
Pacific Continental Corp.	80,217	1,104
Chicopee Bancorp Inc.	61,671	1,092
Peoples Bancorp of North Carolina Inc.	68,148	1,063
Tower Group International Ltd.	388,352	1,049
* United Security Bancshares	185,668	1,030
* Harris & Harris Group Inc.	290,878	1,009
* First United Corp.	132,833	1,004
New Hampshire Thrift Bancshares Inc.	67,166	992
* Security National Financial Corp. Class A	243,823	990
* ZipRealty Inc.	293,133	961
Bank of Marin Bancorp	21,319	960
* Community Bankers Trust Corp.	236,942	958
TF Financial Corp.	31,291	954
Doral Financial Corp.	109,830	953
Rexford Industrial Realty Inc.	66,212	939
Firstbank Corp.	49,394	922
Triangle Capital Corp.	35,141	910
* VantageSouth Bancshares Inc.	127,499	896
* Carolina Bank Holdings Inc.	86,992	890
NASB Financial Inc.	34,883	879
Teche Holding Co.	10,665	843
Banc of California Inc.	67,083	823
* Consumer Portfolio Services Inc.	117,078	801
TICC Capital Corp.	81,255	795
Sierra Bancorp	49,520	788
New Mountain Finance Corp.	52,273	761
Ohio Valley Banc Corp.	34,561	760
Ames National Corp.	34,463	760
BCB Bancorp Inc.	57,260	749
Bank of Kentucky Financial Corp.	19,844	745
Independence Holding Co.	55,094	739
Hawthorn Bancshares Inc.	52,943	709
* Home Bancorp Inc.	33,521	704

	Ocean Shore Holding Co.	49,411	703
	Independent Bank Group Inc.	11,832	695
	Urstadt Biddle Properties Inc.	38,700	686
*	Summit Financial Group Inc.	68,467	685
*	American River Bankshares	73,281	676
*	Maui Land & Pineapple Co. Inc.	105,022	674
	US Global Investors Inc. Class A	208,904	671
	Louisiana Bancorp Inc.	34,271	666
	Citizens Community Bancorp Inc.	83,110	665
	Middleburg Financial Corp.	36,597	644
	Armada Hoffler Properties Inc.	63,592	638
*	Jefferson Bancshares Inc.	81,223	632
	Oak Valley Bancorp	66,347	624
	Medallion Financial Corp.	46,251	611
	Investors Title Co.	8,027	609
	United Insurance Holdings Corp.	41,553	607
	Fidelity & Guaranty Life	25,700	607
*	Shore Bancshares Inc.	62,823	597
*	Hallmark Financial Services Inc.	65,986	548
*	ASB Bancorp Inc.	29,456	524
	C&F Financial Corp.	15,660	519
*	Stratus Properties Inc.	27,859	493
	Golub Capital BDC Inc.	27,329	488
	Preferred Apartment Communities Inc. Class A	60,077	484
*	Colony Bankcorp Inc.	80,138	482
*	Parke Bancorp Inc.	43,170	481
	Norwood Financial Corp.	16,139	469
*	Guaranty Federal Bancshares Inc.	36,149	463
*	Eastern Virginia Bankshares Inc.	71,522	461
*	HMN Financial Inc.	46,647	459
*	1st Constitution Bancorp	43,079	445
*	OBA Financial Services Inc.	23,817	435
	Prudential Bancorp Inc.	40,539	432
	Sotherly Hotels Inc.	67,221	428
	Bar Harbor Bankshares	11,005	422
	Citizens Holding Co.	22,634	419
	PennantPark Investment Corp.	37,306	412
*	Old Second Bancorp Inc.	88,795	408
	MidWestOne Financial Group Inc.	16,028	405
*	First Acceptance Corp.	154,508	385
	Southern National Bancorp of Virginia Inc.	36,675	374
	PMC Commercial Trust	81,171	373
	THL Credit Inc.	26,992	372
	QC Holdings Inc.	158,879	370
*	CU Bancorp	19,930	367
*,^ Cascade Bancorp		62,684	351
	HF Financial Corp.	26,106	350
	Central Valley Community Bancorp	29,772	343
	Hampden Bancorp Inc.	21,407	338
*	Investors Capital Holdings Ltd.	46,740	335
*	First Federal Bancshares of Arkansas Inc.	36,314	333
	Federal Agricultural Mortgage Corp. Class A	12,788	331
*	First NBC Bank Holding Co.	9,289	324
*	Tristate Capital Holdings Inc.	22,690	322
*	Square 1 Financial Inc. Class A	15,686	315
	NGP Capital Resources Co.	45,447	307
	FedFirst Financial Corp.	15,141	304

Monarch Financial Holdings Inc.	24,717	303
First Marblehead Corp.	49,764	301
Premier Financial Bancorp Inc.	20,738	297
* BRT Realty Trust	39,982	285
Codorus Valley Bancorp Inc.	13,006	272
First Citizens Banc Corp.	29,098	266
SB Financial Group Inc.	31,319	262
CIFC Corp.	32,062	261
Horizon Bancorp	11,471	256
* Xenith Bankshares Inc.	40,283	240
First Bancshares Inc.	16,469	239
Ellington Residential Mortgage REIT	14,021	237
Medley Capital Corp.	16,754	228
First Savings Financial Group Inc.	9,746	227
Old Point Financial Corp.	12,862	218
* Marcus & Millichap Inc.	12,119	216
MidSouth Bancorp Inc.	12,704	214
Two River Bancorp	26,479	212
* Anchor Bancorp Inc.	10,700	211
* Atlanticus Holdings Corp.	91,683	210
Union Bankshares Inc.	8,739	206
First Clover Leaf Financial Corp.	21,799	206
Gladstone Capital Corp.	19,193	193
Farmers National Banc Corp.	24,217	186
NB&T Financial Group Inc.	9,807	184
Gleacher & Co. Inc.	16,187	184
Georgetown Bancorp Inc.	12,400	184
Cheviot Financial Corp.	17,498	181
United Bancshares Inc.	11,489	180
* Stonegate Mortgage Corp.	12,069	179
SI Financial Group Inc.	15,247	172
Life Partners Holdings Inc.	59,239	169
Five Oaks Investment Corp.	14,920	166
Valley Financial Corp.	13,798	156
* First Security Group Inc.	74,804	156
* New Century Bancorp Inc.	21,884	153
Enterprise Bancorp Inc.	7,446	151
Impac Mortgage Holdings Inc.	24,416	146
* Southern First Bancshares Inc.	10,419	145
* JGWPT Holdings Inc. Class A	7,300	133
* Royal Bancshares of Pennsylvania Inc.	40,173	133
Wolverine Bancorp Inc.	5,954	129
Garrison Capital Inc.	9,068	128
IF Bancorp Inc.	7,557	123
MVC Capital Inc.	8,990	122
Resource America Inc. Class A	13,900	119
* InterGroup Corp.	6,300	117
Charter Financial Corp.	10,700	116
Glen Burnie Bancorp	9,147	110
* Atlantic Coast Financial Corp.	22,663	102
ZAIS Financial Corp.	6,047	101
* Hamilton Bancorp Inc.	6,700	94
Greene County Bancorp Inc.	3,483	92
Laporte Bancorp Inc.	8,278	89
FS Bancorp Inc.	5,340	88
* Severn Bancorp Inc.	19,055	86
MCG Capital Corp.	22,099	84

* Magyar Bancorp Inc.	10,365	83
* Peoples Financial Corp.	6,186	82
United Community Bancorp	7,174	82
* First Financial Service Corp.	22,276	80
Orchid Island Capital Inc.	6,700	80
United Bancorp Inc.	9,360	79
Independence Realty Trust Inc.	8,534	76
* Naugatuck Valley Financial Corp.	10,037	76
* Sussex Bancorp	8,387	75
* Health Insurance Innovations Inc. Class A	7,100	73
Southwest Georgia Financial Corp.	5,535	73
* Tejon Ranch Co. Warrants Exp. 08/31/2016	17,984	66
Cherry Hill Mortgage Investment Corp.	3,500	66
Bank of South Carolina Corp.	4,282	64
* 1st Century Bancshares Inc.	8,013	63
Access National Corp.	3,896	63
Kentucky First Federal Bancorp	7,514	63
Eagle Bancorp Montana Inc.	5,462	61
Northeast Community Bancorp Inc.	8,054	56
* Atlas Financial Holdings Inc.	3,900	53
* ConnectOne Bancorp Inc.	1,000	49
Owens Realty Mortgage Inc.	3,200	47
Supertel Hospitality Inc.	26,365	47
First Business Financial Services Inc.	932	44
Oconee Federal Financial Corp.	2,383	42
Madison County Financial Inc.	2,107	38
QCR Holdings Inc.	2,200	38
Salisbury Bancorp Inc.	1,341	36
* Fortegra Financial Corp.	5,000	35
First Internet Bancorp	1,543	35
* First Capital Bancorp Inc.	8,224	35
* Malvern Bancorp Inc.	3,103	32
* Community West Bancshares	4,500	31
* Porter Bancorp Inc.	26,941	31
Fauquier Bankshares Inc.	1,931	30
* Jacksonville Bancorp Inc.	2,692	28
Gladstone Land Corp.	2,000	28
Mackinac Financial Corp.	2,200	28
Mid Penn Bancorp Inc.	1,384	21
First West Virginia Bancorp	916	18
River Valley Bancorp	669	18
ACNB Corp.	948	18
Trade Street Residential Inc.	2,257	17
Silvercrest Asset Management Group Inc. Class A	900	16
* State Investors Bancorp Inc.	1,013	16
LCNB Corp.	804	14
* Polonia Bancorp Inc.	1,200	12
Chemung Financial Corp.	400	11
First Capital Inc.	511	11
Elmira Savings Bank	431	10
* Central Federal Corp.	6,416	10
Auburn National Bancorporation Inc.	359	8
Baylake Corp.	655	8
Hingham Institution for Savings	100	8
* Presidential Realty Corp. Class B	46,000	7
CKX Lands Inc.	399	6
* SP Bancorp Inc.	300	6

* Transcontinental Realty Investors Inc.	400	6
* Siebert Financial Corp.	1,836	6
Summit State Bank	400	4
* Patriot National Bancorp Inc.	3,120	4
* Village Bank and Trust Financial Corp.	2,400	3
Oneida Financial Corp.	194	2
LNB Bancorp Inc.	200	2
Stewardship Financial Corp.	400	2
* American Spectrum Realty Inc.	100	—
		8,672,942
Health Care (11.5%)
* Illumina Inc.	1,176,449	174,891
* HCA Holdings Inc.	2,874,743	150,924
* Henry Schein Inc.	783,529	93,530
* BioMarin Pharmaceutical Inc.	1,317,036	89,835
* Endo Health Solutions Inc.	1,260,806	86,554
* Incyte Corp. Ltd.	1,366,191	73,119
* Jazz Pharmaceuticals plc	504,227	69,926
Universal Health Services Inc. Class B	822,913	67,536
* Mettler-Toledo International Inc.	269,538	63,525
* Pharmacyclics Inc.	625,194	62,657
Cooper Cos. Inc.	438,856	60,281
* Salix Pharmaceuticals Ltd.	580,790	60,176
* Alkermes plc	1,319,188	58,163
^ ResMed Inc.	1,299,140	58,059
* MEDNAX Inc.	928,130	57,525
* IDEXX Laboratories Inc.	473,214	57,448
* athenahealth Inc.	342,804	54,931
Omnicare Inc.	915,126	54,606
* Covance Inc.	521,287	54,162
* Hologic Inc.	2,516,303	54,100
* Cubist Pharmaceuticals Inc.	686,358	50,207
* Seattle Genetics Inc.	1,022,202	46,572
* Isis Pharmaceuticals Inc.	1,064,431	45,994
* Medivation Inc.	691,947	44,541
* Community Health Systems Inc.	1,039,730	40,726
Teleflex Inc.	377,957	40,532
* United Therapeutics Corp.	426,805	40,132
* Sirona Dental Systems Inc.	508,112	37,941
* Align Technology Inc.	659,255	34,143
* Mallinckrodt plc	533,439	33,825
* Alnylam Pharmaceuticals Inc.	495,870	33,293
Questcor Pharmaceuticals Inc.	511,168	33,190
* Centene Corp.	528,338	32,889
* Cepheid Inc.	622,139	32,090
* Brookdale Senior Living Inc. Class A	923,787	30,956
* Intercept Pharmaceuticals Inc.	92,236	30,418
* InterMune Inc.	882,484	29,537
HealthSouth Corp.	805,671	28,948
* Team Health Holdings Inc.	643,689	28,805
West Pharmaceutical Services Inc.	645,447	28,432
* PAREXEL International Corp.	520,184	28,137
* Charles River Laboratories International Inc.	437,122	26,376
* Allscripts Healthcare Solutions Inc.	1,462,334	26,366
* NPS Pharmaceuticals Inc.	875,422	26,201
* VCA Antech Inc.	809,317	26,084
Techne Corp.	304,587	26,003

	STERIS Corp.	540,456	25,807
*	DexCom Inc.	623,038	25,769
*	WellCare Health Plans Inc.	402,316	25,555
*	Medidata Solutions Inc.	469,140	25,493
*	Health Net Inc.	741,457	25,217
*	Alere Inc.	707,394	24,299
*	Quintiles Transnational Holdings Inc.	476,273	24,180
*	Insulet Corp.	501,286	23,771
*	Bio-Rad Laboratories Inc. Class A	184,544	23,644
*	LifePoint Hospitals Inc.	432,516	23,594
*,^ Myriad Genetics Inc.		669,364	22,886
*	Bruker Corp.	1,000,968	22,812
*	Theravance Inc.	711,262	22,006
*	Pacira Pharmaceuticals Inc.	313,179	21,919
*	Envision Healthcare Holdings Inc.	638,129	21,588
	Hill-Rom Holdings Inc.	526,996	20,310
	Owens & Minor Inc.	578,738	20,273
*	Puma Biotechnology Inc.	179,412	18,684
*	Thoratec Corp.	520,736	18,648
*,^ OPKO Health Inc.		1,984,328	18,494
*	MWI Veterinary Supply Inc.	117,924	18,351
*	Clovis Oncology Inc.	264,276	18,306
*	ACADIA Pharmaceuticals Inc.	745,443	18,137
*	Air Methods Corp.	322,908	17,253
*	Medicines Co.	596,009	16,939
*	NuVasive Inc.	418,375	16,070
*	Impax Laboratories Inc.	604,770	15,978
*	Haemonetics Corp.	481,043	15,677
*	Synageva BioPharma Corp.	186,210	15,450
*	HMS Holdings Corp.	804,081	15,318
*	Neogen Corp.	339,617	15,266
*	Magellan Health Services Inc.	252,938	15,012
*	Acorda Therapeutics Inc.	385,386	14,610
	Chemed Corp.	162,669	14,551
*	Celldex Therapeutics Inc.	822,519	14,534
*	Acadia Healthcare Co. Inc.	321,782	14,519
*	Cyberonics Inc.	221,569	14,457
*	Akorn Inc.	654,304	14,395
*	MedAssets Inc.	576,516	14,246
*,^ Keryx Biopharmaceuticals Inc.		832,570	14,187
*	Wright Medical Group Inc.	456,448	14,182
*	Nektar Therapeutics	1,166,478	14,138
*	Amsurg Corp. Class A	300,197	14,133
*	ARIAD Pharmaceuticals Inc.	1,733,831	13,975
*	Globus Medical Inc.	513,521	13,655
*	Ironwood Pharmaceuticals Inc. Class A	1,105,641	13,621
*	Prestige Brands Holdings Inc.	482,663	13,153
*	Masimo Corp.	481,360	13,146
*	HeartWare International Inc.	138,058	12,947
*	Ligand Pharmaceuticals Inc.	189,415	12,740
*,^ Arena Pharmaceuticals Inc.		2,008,971	12,657
*	ArthroCare Corp.	252,714	12,178
*	Emeritus Corp.	381,780	12,003
*	ImmunoGen Inc.	796,334	11,889
	Kindred Healthcare Inc.	497,396	11,649
*	Halozyme Therapeutics Inc.	915,683	11,629
*	Auxilium Pharmaceuticals Inc.	427,673	11,624

*	Spectranetics Corp.	383,412	11,621
*	Fluidigm Corp.	256,751	11,315
*	Hanger Inc.	326,615	11,000
	CONMED Corp.	250,060	10,865
*	Sangamo BioSciences Inc.	599,314	10,836
*	Dyax Corp.	1,206,000	10,830
*	Aegerion Pharmaceuticals Inc.	229,360	10,578
*	Neurocrine Biosciences Inc.	654,643	10,540
*	Greatbatch Inc.	227,559	10,449
	Cantel Medical Corp.	307,496	10,369
*	Volcano Corp.	512,447	10,100
*	Integra LifeSciences Holdings Corp.	219,173	10,080
*	Molina Healthcare Inc.	267,508	10,048
*	Omnicell Inc.	333,099	9,533
	Analogic Corp.	114,100	9,369
*	Exact Sciences Corp.	651,831	9,236
*	Depomed Inc.	628,916	9,119
*	Premier Inc. Class A	269,890	8,893
*	ExamWorks Group Inc.	250,671	8,776
*	Lannett Co. Inc.	245,438	8,767
*	ABIOMED Inc.	328,202	8,546
	Meridian Bioscience Inc.	381,921	8,322
*	Cardiovascular Systems Inc.	261,046	8,299
	Ensign Group Inc.	186,345	8,132
*	Endocyte Inc.	337,140	8,027
*	Natus Medical Inc.	311,096	8,026
*	Abaxis Inc.	205,269	7,981
*	Novavax Inc.	1,751,101	7,932
*	IPC The Hospitalist Co. Inc.	159,508	7,829
*,^ MannKind Corp.		1,907,691	7,669
*	PharMerica Corp.	273,036	7,640
*	Endologix Inc.	593,576	7,639
*	Quidel Corp.	278,081	7,592
*	ICU Medical Inc.	125,224	7,498
*,^ Sarepta Therapeutics Inc.		311,530	7,486
*	Idenix Pharmaceuticals Inc.	1,173,587	7,077
	Computer Programs & Systems Inc.	109,261	7,058
*	Prothena Corp. plc	182,764	7,002
	Quality Systems Inc.	410,658	6,932
*	Capital Senior Living Corp.	263,204	6,841
*	BioCryst Pharmaceuticals Inc.	642,623	6,799
*	Furiex Pharmaceuticals Inc.	77,743	6,764
*	Luminex Corp.	371,993	6,737
*	Corvel Corp.	133,525	6,644
*	NxStage Medical Inc.	517,935	6,598
*,^ Accuray Inc.		680,056	6,529
*,^ Horizon Pharma Inc.		431,119	6,519
*,^ Bio-Reference Labs Inc.		231,708	6,414
*	Emergent Biosolutions Inc.	251,360	6,352
*	Orexigen Therapeutics Inc.	959,911	6,239
*	Staar Surgical Co.	327,901	6,165
	Select Medical Holdings Corp.	493,048	6,138
*	AMN Healthcare Services Inc.	444,784	6,111
*	Affymetrix Inc.	839,075	5,983
*	AVANIR Pharmaceuticals Inc.	1,629,393	5,980
*	Vanda Pharmaceuticals Inc.	357,025	5,802
*,^ Raptor Pharmaceutical Corp.		579,708	5,797

	Invacare Corp.	303,638	5,790
*,^ Exelixis Inc.		1,632,847	5,780
*	Dynavax Technologies Corp.	3,190,397	5,743
*	Insmed Inc.	301,342	5,738
*	Anacor Pharmaceuticals Inc.	285,742	5,718
*	Merit Medical Systems Inc.	398,904	5,704
*	Orthofix International NV	189,075	5,701
*,^ Inovio Pharmaceuticals Inc.		1,700,482	5,663
*	Vivus Inc.	948,815	5,636
*	Arrowhead Research Corp.	340,791	5,596
	National Healthcare Corp.	99,810	5,566
*	Healthways Inc.	317,526	5,442
*	Array BioPharma Inc.	1,155,536	5,431
	US Physical Therapy Inc.	154,482	5,340
*	Tornier NV	250,390	5,313
*	Cambrex Corp.	280,352	5,290
*	HealthStream Inc.	195,680	5,225
*	Momenta Pharmaceuticals Inc.	444,238	5,175
*	AngioDynamics Inc.	322,879	5,085
*	Infinity Pharmaceuticals Inc.	424,478	5,047
*	Chelsea Therapeutics International Ltd.	912,063	5,035
*	Lexicon Pharmaceuticals Inc.	2,812,310	4,865
*	Genomic Health Inc.	183,766	4,840
*	OraSure Technologies Inc.	603,708	4,812
*	Albany Molecular Research Inc.	252,356	4,691
*	TherapeuticsMD Inc.	742,996	4,688
*	KYTHERA Biopharmaceuticals Inc.	116,555	4,634
*	TESARO Inc.	156,381	4,610
*	Receptos Inc.	109,348	4,586
*,^ Dendreon Corp.		1,520,201	4,545
*,^ Neuralstem Inc.		1,075,363	4,506
*,^ ZIOPHARM Oncology Inc.		983,747	4,506
*	Anika Therapeutics Inc.	109,617	4,505
*	Antares Pharma Inc.	1,256,860	4,399
*,^ MiMedx Group Inc.		697,649	4,277
*	Amedisys Inc.	285,529	4,252
*,^ Cell Therapeutics Inc.		1,249,357	4,248
	Landauer Inc.	92,656	4,200
*	BioScrip Inc.	599,477	4,184
*	Cynosure Inc. Class A	142,271	4,169
*	XOMA Corp.	797,047	4,153
*	Rigel Pharmaceuticals Inc.	1,063,410	4,126
*	Immunomedics Inc.	959,684	4,040
*,^ Organovo Holdings Inc.		527,743	4,032
*	AMAG Pharmaceuticals Inc.	207,985	4,024
*	Hi-Tech Pharmacal Co. Inc.	92,615	4,013
*	Spectrum Pharmaceuticals Inc.	508,091	3,983
*,^ Merrimack Pharmaceuticals Inc.		765,047	3,856
*,^ Veeva Systems Inc. Class A		142,992	3,818
*	Repligen Corp.	293,921	3,780
*	Zeltiq Aesthetics Inc.	192,516	3,775
*	Sagent Pharmaceuticals Inc.	159,825	3,735
*,^ NewLink Genetics Corp.		130,278	3,700
*,^ Rockwell Medical Inc.		288,646	3,654
*	LHC Group Inc.	162,932	3,594
*	Symmetry Medical Inc.	353,954	3,561
*	Synergy Pharmaceuticals Inc.	668,524	3,550

	Atrion Corp.	11,403	3,491
*	Cerus Corp.	726,265	3,486
*,^ Unilife Corp.		849,471	3,457
*	Alliance HealthCare Services Inc.	102,661	3,442
*	Ophthotech Corp.	95,859	3,426
*	Cytokinetics Inc.	360,121	3,421
*	Vascular Solutions Inc.	128,899	3,376
*	Providence Service Corp.	119,198	3,371
	CryoLife Inc.	337,333	3,360
*	Zogenix Inc.	1,156,328	3,290
*,^ Omeros Corp.		272,057	3,284
*	Repros Therapeutics Inc.	184,509	3,273
*	Corcept Therapeutics Inc.	743,540	3,242
*	Osiris Therapeutics Inc.	246,197	3,233
*	AtriCure Inc.	171,828	3,232
*	PTC Therapeutics Inc.	120,315	3,145
*	Aratana Therapeutics Inc.	168,874	3,134
*	Peregrine Pharmaceuticals Inc.	1,640,793	3,117
*,^ Accelerate Diagnostics Inc.		142,830	3,115
*	Geron Corp.	1,485,120	3,089
*	SurModics Inc.	134,057	3,030
*	GenMark Diagnostics Inc.	293,931	2,922
*	BioDelivery Sciences International Inc.	344,033	2,904
*,^ Cytori Therapeutics Inc.		1,061,609	2,866
	Universal American Corp.	399,909	2,827
*,^ Navidea Biopharmaceuticals Inc.		1,522,951	2,817
*	Triple-S Management Corp. Class B	174,299	2,813
*	Chimerix Inc.	120,505	2,752
*	Curis Inc.	967,297	2,728
*,^ Sequenom Inc.		1,088,231	2,666
*	Idera Pharmaceuticals Inc.	626,023	2,554
*	Gentiva Health Services Inc.	279,299	2,547
*	Progenics Pharmaceuticals Inc.	618,036	2,528
*,^ TG Therapeutics Inc.		364,570	2,516
*	Achillion Pharmaceuticals Inc.	755,499	2,486
*,^ Synta Pharmaceuticals Corp.		557,363	2,402
*	Pain Therapeutics Inc.	429,818	2,364
*	XenoPort Inc.	456,730	2,361
*	Intrexon Corp.	87,857	2,310
*,^ Galena Biopharma Inc.		919,075	2,298
*	AcelRx Pharmaceuticals Inc.	189,754	2,279
*	Pacific Biosciences of California Inc.	424,239	2,270
*	Sunesis Pharmaceuticals Inc.	342,049	2,261
*,^ Ampio Pharmaceuticals Inc.		353,851	2,247
*	Galectin Therapeutics Inc.	145,476	2,227
*	Insys Therapeutics Inc.	53,292	2,208
*	BioTelemetry Inc.	218,186	2,201
*	Vocera Communications Inc.	134,461	2,196
*	Sucampo Pharmaceuticals Inc. Class A	304,887	2,180
*	MEI Pharma Inc.	194,664	2,167
*	Intra-Cellular Therapies Inc.	118,700	2,158
*	Chindex International Inc.	112,790	2,152
*,^ Ohr Pharmaceutical Inc.		156,734	2,133
*	Epizyme Inc.	93,562	2,130
*	Threshold Pharmaceuticals Inc.	444,641	2,116
*	Agios Pharmaceuticals Inc.	53,993	2,114
*	TearLab Corp.	312,204	2,110

*	Cempra Inc.	178,916	2,066
	Psychemedics Corp.	116,094	1,989
*	Sciclone Pharmaceuticals Inc.	435,739	1,983
*,^ Athersys Inc.		611,185	1,980
*	Harvard Bioscience Inc.	410,459	1,946
*	RTI Surgical Inc.	468,383	1,911
*,^ Northwest Biotherapeutics Inc.		263,684	1,909
*	Surgical Care Affiliates Inc.	62,076	1,909
*	Acceleron Pharma Inc.	55,247	1,906
*	Almost Family Inc.	82,058	1,896
*	Arqule Inc.	918,128	1,882
	Simulations Plus Inc.	275,993	1,838
*	Portola Pharmaceuticals Inc.	70,085	1,815
*	Oncothyreon Inc.	604,904	1,809
*	Cutera Inc.	160,876	1,800
*	Five Star Quality Care Inc.	362,338	1,761
*	Targacept Inc.	363,264	1,725
	Pozen Inc.	212,534	1,700
*	Cross Country Healthcare Inc.	207,000	1,670
*,^ Foundation Medicine Inc.		51,104	1,654
*	Durect Corp.	1,205,810	1,604
*	Fonar Corp.	84,467	1,485
*	Five Prime Therapeutics Inc.	74,939	1,473
*	Enanta Pharmaceuticals Inc.	36,627	1,465
*	Stemline Therapeutics Inc.	71,550	1,457
*	Discovery Laboratories Inc.	676,232	1,454
*	Durata Therapeutics Inc.	107,120	1,442
*,^ Catalyst Pharmaceutical Partners Inc.		622,013	1,406
*	Tetraphase Pharmaceuticals Inc.	127,475	1,388
*	Ultragenyx Pharmaceutical Inc.	27,714	1,355
*	Hyperion Therapeutics Inc.	52,107	1,344
*,^ OncoMed Pharmaceuticals Inc.		39,278	1,322
*	ANI Pharmaceuticals Inc.	41,893	1,313
*,^ CytRx Corp.		374,868	1,308
*	Enzo Biochem Inc.	312,437	1,300
*	NeoStem Inc.	181,788	1,282
*	SIGA Technologies Inc.	406,287	1,259
*	Merge Healthcare Inc.	511,380	1,248
	Digirad Corp.	362,665	1,244
*,^ PhotoMedex Inc.		78,196	1,238
*	Hansen Medical Inc.	472,061	1,227
*	Amicus Therapeutics Inc.	580,796	1,202
*,^ Rexahn Pharmaceuticals Inc.		1,110,821	1,200
*	Nanosphere Inc.	555,902	1,195
*	National Research Corp. Class A	71,848	1,192
*	Derma Sciences Inc.	93,764	1,189
*	Supernus Pharmaceuticals Inc.	132,308	1,183
*,^ Cyclacel Pharmaceuticals Inc.		311,112	1,145
*	Sorrento Therapeutics Inc.	88,437	1,134
*	Agenus Inc.	357,100	1,132
*,^ Biolase Inc.		466,211	1,124
*	Esperion Therapeutics Inc.	73,609	1,113
*	Iridex Corp.	124,615	1,113
*	MacroGenics Inc.	39,891	1,110
	Utah Medical Products Inc.	19,174	1,109
*,^ Palatin Technologies Inc.		890,020	1,095
*	Alphatec Holdings Inc.	726,219	1,089

	LeMaitre Vascular Inc.	133,480	1,077
*	Synthetic Biologics Inc.	414,507	1,065
*	RadNet Inc.	373,069	1,060
*	BioTime Inc.	321,572	1,058
*	Mirati Therapeutics Inc.	53,880	1,027
*	Exactech Inc.	45,253	1,021
*	PharmAthene Inc.	556,683	1,019
*	Icad Inc.	110,160	1,009
*	Verastem Inc.	93,291	1,007
*	BioSpecifics Technologies Corp.	36,098	936
*	Harvard Apparatus Regenerative Technology Inc.	102,586	930
*,^ Celsion Corp.		269,349	908
*	Bluebird Bio Inc.	39,788	905
*,^ IsoRay Inc.		409,144	900
*	NanoViricides Inc.	276,138	884
*	Heska Corp.	83,086	876
*,^ ChemoCentryx Inc.		129,787	860
*,^ ImmunoCellular Therapeutics Ltd.		704,322	859
*	pSivida Corp.	208,743	856
*	LDR Holding Corp.	24,803	851
*	Karyopharm Therapeutics Inc.	27,369	845
*	Cancer Genetics Inc.	55,907	844
*	Relypsa Inc.	28,100	838
*	Regulus Therapeutics Inc.	92,546	835
*,^ Alimera Sciences Inc.		100,237	791
*	LCA-Vision Inc.	146,969	786
*	NanoString Technologies Inc.	37,558	776
	Columbia Laboratories Inc.	106,824	771
*	Medgenics Inc.	107,663	751
*	Hemispherx Biopharma Inc.	1,817,169	727
*	OncoGenex Pharmaceutical Inc.	60,967	717
*	Addus HomeCare Corp.	30,220	697
*	Synergetics USA Inc.	223,590	682
*,^ Apricus Biosciences Inc.		314,675	677
*	Medical Action Industries Inc.	96,383	672
*,^ EnteroMedics Inc.		357,925	651
*	Uroplasty Inc.	178,852	649
*	Aerie Pharmaceuticals Inc.	30,613	649
*	Vical Inc.	496,949	641
*	Sunshine Heart Inc.	108,853	636
*	Pernix Therapeutics Holdings	118,747	635
*	Tonix Pharmaceuticals Holding Corp.	60,748	632
*,^ TrovaGene Inc.		108,085	619
*	Biota Pharmaceuticals Inc.	97,283	594
*	Acura Pharmaceuticals Inc.	404,434	590
*,^ Cellular Dynamics International Inc.		38,800	579
*	NeoGenomics Inc.	164,996	573
	Enzon Pharmaceuticals Inc.	549,474	566
*	AdCare Health Systems Inc.	135,530	564
*,^ Coronado Biosciences Inc.		271,409	537
*	Cardica Inc.	526,562	532
*	Stereotaxis Inc.	122,126	519
*	Cleveland Biolabs Inc.	760,155	518
*	BIND Therapeutics Inc.	42,989	514
*	Mast Therapeutics Inc.	752,978	512
*	Bovie Medical Corp.	128,896	496
*	Achaogen Inc.	31,667	490

*	Tandem Diabetes Care Inc.	22,015	486
*,^ Regado Biosciences Inc.		37,600	471
*	Dicerna Pharmaceuticals Inc.	16,079	454
*,^ Cel-Sci Corp.		294,453	448
*,^ Opexa Therapeutics Inc.		240,435	445
*	PDI Inc.	94,976	435
*	Skilled Healthcare Group Inc.	81,667	430
*,^ Bacterin International Holdings Inc.		506,800	426
*	Transcept Pharmaceuticals Inc.	133,039	410
*	ERBA Diagnostics Inc.	158,772	408
*	Inogen Inc.	24,180	399
*,^ BSD Medical Corp.		293,101	378
*	Vision Sciences Inc.	307,620	372
*	Retractable Technologies Inc.	97,255	369
*	Fibrocell Science Inc.	70,216	367
*	Anthera Pharmaceuticals Inc. Class A	108,589	364
*	Sharps Compliance Corp.	78,969	362
*	BG Medicine Inc.	185,274	356
*	StemCells Inc.	256,788	344
*	Alexza Pharmaceuticals Inc.	76,812	340
*	Cumberland Pharmaceuticals Inc.	74,721	336
*	Ambit Biosciences Corp.	36,587	334
	MGC Diagnostics Corp.	29,709	332
*	MediciNova Inc.	156,717	324
*	AVEO Pharmaceuticals Inc.	209,183	313
*	LipoScience Inc.	96,600	308
*	Novabay Pharmaceuticals Inc.	261,141	306
*	Onconova Therapeutics Inc.	47,789	303
*	Veracyte Inc.	17,518	300
*,^ GTx Inc.		189,766	290
*,^ Oculus Innovative Sciences Inc.		76,561	289
*	Oxygen Biotherapeutics Inc.	50,315	279
*	Authentidate Holding Corp.	279,777	277
*	Hooper Holmes Inc.	466,668	271
*	Castlight Health Inc. Class B	12,652	268
*	iBio Inc.	463,895	250
*,^ Venaxis Inc.		90,198	237
*,^ Baxano Surgical Inc.		218,727	236
*	GenVec Inc.	88,782	235
*	Bioanalytical Systems Inc.	91,696	230
*	EntreMed Inc.	119,606	219
*	Conatus Pharmaceuticals Inc.	26,664	217
*,^ Advaxis Inc.		69,051	217
*	Ocera Therapeutics Inc.	19,970	211
*	KaloBios Pharmaceuticals Inc.	75,598	205
*	Kindred Biosciences Inc.	10,800	200
*	Biodel Inc.	69,206	189
*	Zalicus Inc.	154,319	188
*	Cormedix Inc.	74,703	187
*	Delcath Systems Inc.	665,699	186
*	Akebia Therapeutics Inc.	9,460	185
*	InspireMD Inc.	59,530	182
*	Response Genetics Inc.	145,825	174
*,^ Ventrus Biosciences Inc.		134,931	173
*	ProPhase Labs Inc.	72,896	146
*	Cubist Pharmaceuticals Inc. Rights	223,184	145
*	CAS Medical Systems Inc.	66,116	143

*	Versartis Inc.	4,758	143
*	Vermillion Inc.	43,524	128
*,^ Echo Therapeutics Inc.		40,474	121
*,^ Atossa Genetics Inc.		70,607	119
*	Aastrom Biosciences Inc.	25,905	114
*	Concert Pharmaceuticals Inc.	7,950	107
*	American Caresource Holdings Inc.	51,566	102
*	Misonix Inc.	15,828	101
*	Lpath Inc. Class A	21,008	100
*	Evoke Pharma Inc.	11,173	93
*	SunLink Health Systems Inc.	59,900	92
*	Escalon Medical Corp.	59,011	91
*	Fate Therapeutics Inc.	9,100	89
*,^ DARA Biosciences Inc.		29,623	82
*	OvaScience Inc.	9,103	81
*	Ligand Pharmaceuticals Inc. Rights	395,811	71
*,^ Imprimis Pharmaceuticals Inc.		10,494	70
*	Egalet Corp.	4,845	68
*	OXiGENE Inc.	18,140	68
*	Chembio Diagnostics Inc.	19,255	66
*	MELA Sciences Inc.	102,112	64
*	Streamline Health Solutions Inc.	12,340	62
*	Cesca Therapeutics Inc.	35,883	61
*	VirtualScopics Inc.	16,180	61
*	Auspex Pharmaceuticals Inc.	1,583	49
*,^ Wright Medical Group Inc. CVR		52,493	43
*	Xencor Inc.	3,099	36
*	InfuSystems Holdings Inc.	12,615	35
*	NeuroMetrix Inc.	13,183	31
*	AxoGen Inc.	10,000	30
*	Celator Pharmaceuticals Inc.	9,400	30
*	CombiMatrix Corp.	9,624	29
*	Urologix Inc.	160,918	25
*	Ligand Pharmaceuticals Inc. Rights	395,811	24
*	Allied Healthcare Products Inc.	10,415	24
*	Telik Inc.	14,700	21
*	ARCA Biopharma Inc.	10,322	19
*	Kips Bay Medical Inc.	14,900	10
*	Ligand Pharmaceuticals Inc. Rights	395,811	8
*	Oragenics Inc.	2,006	6
*	Electromed Inc.	2,500	3
*	Ligand Pharmaceuticals Inc. Rights	395,811	2
	Maxygen Inc.	143	—
			4,403,815
Industrials (15.0%)
*	United Continental Holdings Inc.	3,407,271	152,066
*	Hertz Global Holdings Inc.	4,117,377	109,687
	Chicago Bridge & Iron Co. NV	985,886	85,920
	TransDigm Group Inc.	454,841	84,237
*	Verisk Analytics Inc. Class A	1,361,695	81,647
*	United Rentals Inc.	854,898	81,164
*	B/E Aerospace Inc.	905,971	78,629
*	IHS Inc. Class A	566,873	68,875
	Wabtec Corp.	880,391	68,230
	Towers Watson & Co. Class A	588,559	67,125
*,^ American Airlines Group Inc.		1,772,841	64,886
	Fortune Brands Home & Security Inc.	1,519,244	63,930

* Colfax Corp.	853,092	60,851
JB Hunt Transport Services Inc.	838,650	60,316
* WABCO Holdings Inc.	562,396	59,366
Hubbell Inc. Class B	493,746	59,185
Alaska Air Group Inc.	629,920	58,778
Manpowergroup Inc.	731,214	57,642
* Sensata Technologies Holding NV	1,308,716	55,804
IDEX Corp.	741,828	54,072
Lincoln Electric Holdings Inc.	742,876	53,494
* Kirby Corp.	521,897	52,842
Acuity Brands Inc.	394,871	52,348
Donaldson Co. Inc.	1,225,009	51,940
Trinity Industries Inc.	710,619	51,214
Waste Connections Inc.	1,133,458	49,713
* Avis Budget Group Inc.	983,211	47,882
* Middleby Corp.	175,360	46,332
Carlisle Cos. Inc.	583,805	46,319
Huntington Ingalls Industries Inc.	446,844	45,694
* Genesee & Wyoming Inc. Class A	466,914	45,440
Oshkosh Corp.	771,358	45,410
Terex Corp.	1,015,185	44,973
AGCO Corp.	799,134	44,080
Owens Corning	1,004,952	43,384
Timken Co.	714,698	42,010
Graco Inc.	559,062	41,784
Alliant Techsystems Inc.	291,833	41,484
SPX Corp.	411,593	40,464
* Hexcel Corp.	913,113	39,757
* Spirit Airlines Inc.	666,248	39,575
Nordson Corp.	554,765	39,105
Manitowoc Co. Inc.	1,230,502	38,699
KAR Auction Services Inc.	1,273,180	38,641
Lennox International Inc.	412,941	37,540
MSC Industrial Direct Co. Inc. Class A	433,126	37,474
* Copart Inc.	1,027,350	37,385
Generac Holdings Inc.	629,182	37,103
Valmont Industries Inc.	246,050	36,622
* Old Dominion Freight Line Inc.	640,033	36,315
KBR Inc.	1,358,660	36,249
ITT Corp.	838,693	35,862
* WESCO International Inc.	407,036	33,874
Babcock & Wilcox Co.	1,016,130	33,735
* Teledyne Technologies Inc.	345,909	33,667
Exelis Inc.	1,741,943	33,114
Toro Co.	517,321	32,689
RR Donnelley & Sons Co.	1,813,817	32,467
AO Smith Corp.	702,963	32,350
Kennametal Inc.	722,436	32,004
Crane Co.	448,899	31,939
* Esterline Technologies Corp.	294,142	31,338
URS Corp.	661,547	31,132
Triumph Group Inc.	481,395	31,088
Air Lease Corp. Class A	812,476	30,297
Regal-Beloit Corp.	413,502	30,066
EnerSys Inc.	432,546	29,971
* AECOM Technology Corp.	915,492	29,451
* Foster Wheeler AG	904,311	29,318

	EMCOR Group Inc.	613,729	28,716
	GATX Corp.	421,867	28,636
*	USG Corp.	864,020	28,271
	Curtiss-Wright Corp.	441,631	28,061
*	Clean Harbors Inc.	507,900	27,828
*,^ SolarCity Corp.		442,293	27,696
*	Moog Inc. Class A	416,950	27,314
*	Spirit AeroSystems Holdings Inc. Class A	965,022	27,204
	CLARCOR Inc.	463,676	26,592
*	MRC Global Inc.	936,743	25,255
	HEICO Corp.	416,497	25,056
	Watsco Inc.	249,871	24,965
*	Swift Transportation Co.	1,008,436	24,959
	Landstar System Inc.	417,283	24,711
	Deluxe Corp.	462,484	24,267
*	MasTec Inc.	552,612	24,005
	Corporate Executive Board Co.	309,109	22,945
	Actuant Corp. Class A	667,373	22,791
	Woodward Inc.	548,565	22,782
*	Chart Industries Inc.	279,362	22,223
	Covanta Holding Corp.	1,199,480	21,651
	Con-way Inc.	522,304	21,456
*	Navistar International Corp.	630,150	21,343
*	Advisory Board Co.	331,499	21,299
*	Armstrong World Industries Inc.	376,501	20,049
	Healthcare Services Group Inc.	643,317	18,695
	Applied Industrial Technologies Inc.	384,872	18,566
*	DigitalGlobe Inc.	628,152	18,223
*	Tetra Tech Inc.	604,661	17,892
	Rollins Inc.	590,800	17,866
*	JetBlue Airways Corp.	2,043,519	17,758
*	Beacon Roofing Supply Inc.	452,787	17,505
	Herman Miller Inc.	542,803	17,440
	Harsco Corp.	741,574	17,375
*	On Assignment Inc.	432,725	16,699
*	MSA Safety Inc.	290,173	16,540
	Mobile Mini Inc.	381,085	16,524
	Barnes Group Inc.	428,876	16,499
	Mueller Industries Inc.	527,072	15,807
*	Orbital Sciences Corp.	558,489	15,582
*	WageWorks Inc.	277,522	15,572
	Franklin Electric Co. Inc.	363,582	15,459
	Watts Water Technologies Inc. Class A	263,208	15,448
	UniFirst Corp.	139,708	15,359
	HNI Corp.	413,446	15,116
	Allegiant Travel Co. Class A	134,695	15,076
	United Stationers Inc.	364,150	14,956
*	Rexnord Corp.	498,832	14,456
*	EnPro Industries Inc.	196,521	14,281
*,^ Polypore International Inc.		411,684	14,084
	ABM Industries Inc.	483,174	13,886
	Mueller Water Products Inc. Class A	1,458,447	13,855
*	RBC Bearings Inc.	215,347	13,718
*	Korn/Ferry International	458,714	13,656
*	HD Supply Holdings Inc.	520,004	13,598
	Simpson Manufacturing Co. Inc.	384,028	13,568
*	Huron Consulting Group Inc.	213,761	13,548

	Granite Construction Inc.	336,963	13,455
	TAL International Group Inc.	310,543	13,313
*	TriMas Corp.	394,722	13,105
	Forward Air Corp.	282,316	13,018
*	Proto Labs Inc.	190,194	12,870
	Knight Transportation Inc.	554,709	12,830
*	Hub Group Inc. Class A	320,301	12,809
	AMERCO	54,993	12,765
	Brink's Co.	443,611	12,665
*	XPO Logistics Inc.	426,531	12,544
*	FTI Consulting Inc.	372,838	12,430
	Brady Corp. Class A	437,995	11,892
	CIRCOR International Inc.	161,649	11,854
*,^ GrafTech International Ltd.		1,079,207	11,785
*	Nortek Inc.	141,275	11,614
	General Cable Corp.	452,506	11,589
	Aircastle Ltd.	592,960	11,492
	G&K Services Inc. Class A	186,137	11,386
	Tennant Co.	173,478	11,384
*	TrueBlue Inc.	385,786	11,288
	Interface Inc. Class A	548,775	11,277
*	H&E Equipment Services Inc.	275,181	11,131
*	Meritor Inc.	896,458	10,982
	Raven Industries Inc.	334,636	10,959
	Werner Enterprises Inc.	421,624	10,756
^	Lindsay Corp.	119,642	10,550
	Heartland Express Inc.	464,486	10,539
	AZZ Inc.	235,643	10,529
*,^ GenCorp Inc.		572,387	10,457
	Hyster-Yale Materials Handling Inc.	106,721	10,405
*	Rush Enterprises Inc. Class A	319,484	10,377
	Universal Forest Products Inc.	184,652	10,219
	Sun Hydraulics Corp.	235,499	10,199
*	Tutor Perini Corp.	354,404	10,161
*	Trex Co. Inc.	137,703	10,074
*	Greenbrier Cos. Inc.	220,553	10,057
	Kaman Corp.	246,808	10,040
	Cubic Corp.	195,741	9,996
*	Dycom Industries Inc.	315,446	9,971
	Matson Inc.	402,172	9,930
	Primoris Services Corp.	328,504	9,849
	Arkansas Best Corp.	266,180	9,835
	Steelcase Inc. Class A	579,718	9,629
	Briggs & Stratton Corp.	432,050	9,613
	AAR Corp.	369,843	9,597
	Titan International Inc.	503,931	9,570
	Albany International Corp.	263,668	9,371
*	DXP Enterprises Inc.	97,259	9,233
	Astec Industries Inc.	207,123	9,095
	UTi Worldwide Inc.	854,760	9,052
	Exponent Inc.	119,994	9,007
	Apogee Enterprises Inc.	270,348	8,984
	Altra Industrial Motion Corp.	251,608	8,982
*	Astronics Corp.	140,290	8,896
*	Taser International Inc.	484,995	8,871
*	Aegion Corp. Class A	348,331	8,816
*	Federal Signal Corp.	588,472	8,768

	Encore Wire Corp.	180,139	8,739
*	Masonite International Corp.	153,343	8,667
*	Wabash National Corp.	628,328	8,646
*	Saia Inc.	225,146	8,603
	ESCO Technologies Inc.	243,127	8,556
*	Wesco Aircraft Holdings Inc.	387,118	8,520
	Knoll Inc.	463,119	8,424
*	Navigant Consulting Inc.	450,147	8,400
*	Atlas Air Worldwide Holdings Inc.	237,266	8,368
	John Bean Technologies Corp.	263,758	8,150
*	II-VI Inc.	528,110	8,149
*	Team Inc.	189,583	8,125
	McGrath RentCorp	231,733	8,101
	Quanex Building Products Corp.	364,583	7,540
	Acacia Research Corp.	477,341	7,294
	AAON Inc.	260,599	7,263
*	ICF International Inc.	181,357	7,220
	US Ecology Inc.	185,176	6,874
*	ACCO Brands Corp.	1,110,507	6,841
	Standex International Corp.	126,893	6,799
*	Aerovironment Inc.	167,335	6,735
	Insperity Inc.	214,531	6,646
*	Thermon Group Holdings Inc.	281,993	6,537
	Resources Connection Inc.	462,335	6,514
	Kforce Inc.	302,709	6,454
	Comfort Systems USA Inc.	420,996	6,416
*	Hawaiian Holdings Inc.	455,631	6,361
*,^ Capstone Turbine Corp.		2,978,577	6,344
	SkyWest Inc.	490,070	6,253
	Kelly Services Inc. Class A	263,490	6,253
*,^ Plug Power Inc.		878,716	6,239
	Gorman-Rupp Co.	192,224	6,111
	American Science & Engineering Inc.	90,856	6,103
	American Railcar Industries Inc.	85,638	5,997
	Celadon Group Inc.	243,121	5,845
	Griffon Corp.	479,942	5,730
*	Engility Holdings Inc.	126,667	5,706
*	Blount International Inc.	478,529	5,694
	Quad/Graphics Inc.	240,415	5,638
*	Gibraltar Industries Inc.	294,094	5,550
*	Columbus McKinnon Corp.	206,113	5,522
	Marten Transport Ltd.	255,192	5,492
*	MYR Group Inc.	209,164	5,296
	Aceto Corp.	262,406	5,272
	Powell Industries Inc.	80,183	5,196
*	Lydall Inc.	222,741	5,094
	Kimball International Inc. Class B	281,269	5,094
	Viad Corp.	211,213	5,078
	Kadant Inc.	136,856	4,991
*	EnerNOC Inc.	220,061	4,903
*	Park-Ohio Holdings Corp.	86,852	4,877
*	Great Lakes Dredge & Dock Corp.	528,012	4,821
*	Roadrunner Transportation Systems Inc.	184,190	4,649
*	CBIZ Inc.	498,226	4,564
	Barrett Business Services Inc.	75,880	4,520
*	RPX Corp.	277,351	4,515
	HEICO Corp. Class A	101,171	4,392

	LB Foster Co. Class A	92,805	4,348
	National Presto Industries Inc.	55,029	4,294
*	American Woodmark Corp.	126,810	4,268
*	Kratos Defense & Security Solutions Inc.	564,747	4,258
	Alamo Group Inc.	77,980	4,237
*	SP Plus Corp.	158,574	4,166
	Heidrick & Struggles International Inc.	204,820	4,111
*	NCI Building Systems Inc.	232,311	4,056
	Multi-Color Corp.	115,380	4,038
	West Corp.	167,314	4,004
	Ennis Inc.	241,318	3,999
*	Air Transport Services Group Inc.	509,006	3,996
*	KEYW Holding Corp.	209,190	3,914
*	Northwest Pipe Co.	108,163	3,911
	Ceco Environmental Corp.	224,140	3,718
*	GP Strategies Corp.	135,296	3,684
*	Republic Airways Holdings Inc.	401,657	3,671
*,^ FuelCell Energy Inc.		1,464,951	3,633
	Douglas Dynamics Inc.	196,052	3,415
*	PowerSecure International Inc.	145,588	3,413
*	Builders FirstSource Inc.	366,074	3,335
*	Orion Marine Group Inc.	262,372	3,298
*	Pacer International Inc.	367,293	3,291
	NN Inc.	164,562	3,242
	Global Power Equipment Group Inc.	162,282	3,228
*	Layne Christensen Co.	175,720	3,196
*	Mistras Group Inc.	139,160	3,169
*	Patrick Industries Inc.	70,462	3,124
	FreightCar America Inc.	131,575	3,058
*,^ ExOne Co.		82,300	2,949
	Insteel Industries Inc.	149,567	2,942
*,^ YRC Worldwide Inc.		128,473	2,891
	CDI Corp.	165,279	2,835
*	Furmanite Corp.	287,605	2,824
*	Ducommun Inc.	112,690	2,824
	VSE Corp.	53,516	2,820
*	Accuride Corp.	599,642	2,656
*	Titan Machinery Inc.	168,170	2,635
	Houston Wire & Cable Co.	200,568	2,633
*	CAI International Inc.	104,951	2,589
	Graham Corp.	81,273	2,589
*	PGT Inc.	223,481	2,572
*	Vicor Corp.	250,785	2,558
	Argan Inc.	82,358	2,448
*	Franklin Covey Co.	123,097	2,434
*	Pendrell Corp.	1,328,544	2,431
*	ARC Document Solutions Inc.	320,286	2,383
	Dynamic Materials Corp.	124,662	2,374
	Schawk Inc. Class A	117,322	2,345
*	InnerWorkings Inc.	305,329	2,339
*	Quality Distribution Inc.	177,325	2,303
*	Power Solutions International Inc.	30,368	2,283
*	Xerium Technologies Inc.	141,272	2,267
*	Commercial Vehicle Group Inc.	245,436	2,238
*	Echo Global Logistics Inc.	118,922	2,179
*	USA Truck Inc.	147,949	2,178
*	CRA International Inc.	97,854	2,150

*	Pike Corp.	189,366	2,038
*	Energy Recovery Inc.	352,703	1,876
	Twin Disc Inc.	71,064	1,872
*	PAM Transportation Services Inc.	94,033	1,869
	Ampco-Pittsburgh Corp.	98,933	1,867
*,^ Odyssey Marine Exploration Inc.		788,934	1,807
*	Performant Financial Corp.	199,396	1,805
*,^ Real Goods Solar Inc. Class A		438,860	1,786
*	Cenveo Inc.	587,361	1,786
	Global Brass & Copper Holdings Inc.	112,048	1,767
	Miller Industries Inc.	88,278	1,724
*	Adept Technology Inc.	89,184	1,694
	International Shipholding Corp.	56,822	1,673
	Universal Truckload Services Inc.	57,602	1,665
	LSI Industries Inc.	201,670	1,652
	Preformed Line Products Co.	23,921	1,640
	NL Industries Inc.	149,074	1,616
*	Ply Gem Holdings Inc.	121,963	1,540
	Allied Motion Technologies Inc.	128,498	1,489
*	Willis Lease Finance Corp.	70,607	1,445
	SIFCO Industries Inc.	46,892	1,432
*	Sterling Construction Co. Inc.	157,986	1,370
*	Patriot Transportation Holding Inc.	37,920	1,367
*	Rand Logistics Inc.	193,713	1,337
	Baltic Trading Ltd.	210,827	1,330
	Courier Corp.	84,708	1,304
	Intersections Inc.	220,204	1,299
*	CPI Aerostructures Inc.	98,215	1,277
*	LMI Aerospace Inc.	89,195	1,258
*	Stock Building Supply Holdings Inc.	59,062	1,200
*	Broadwind Energy Inc.	96,637	1,181
*	Active Power Inc.	347,411	1,150
	Hurco Cos. Inc.	42,118	1,124
*	Lawson Products Inc.	68,997	1,109
*	Supreme Industries Inc. Class A	141,174	1,088
*,^ Arotech Corp.		169,743	1,056
*	Hill International Inc.	190,468	1,048
*	Sparton Corp.	34,719	1,017
	Hardinge Inc.	70,464	1,015
*	Ameresco Inc. Class A	130,322	985
*	Magnetek Inc.	50,100	952
*	Manitex International Inc.	58,246	949
*	API Technologies Corp.	305,127	894
*	TRC Cos. Inc.	133,600	888
*	Innovative Solutions & Support Inc.	116,974	881
*	Orion Energy Systems Inc.	118,295	858
*,^ Revolution Lighting Technologies Inc.		268,328	845
*	Mfri Inc.	61,557	838
*	American Superconductor Corp.	485,565	782
*,^ Astrotech Corp.		304,120	715
*	PMFG Inc.	118,547	708
*	Hudson Technologies Inc.	229,082	641
	LS Starrett Co. Class A	39,595	631
*	Swisher Hygiene Inc.	1,388,723	625
*	Casella Waste Systems Inc. Class A	122,023	624
	Omega Flex Inc.	28,118	603
*	BlueLinx Holdings Inc.	460,825	599

*	Fuel Tech Inc.	118,950	595
	Providence and Worcester Railroad Co.	31,838	562
*	Hudson Global Inc.	147,778	559
*	Heritage-Crystal Clean Inc.	30,689	556
*	Acorn Energy Inc.	161,560	548
*,^ Eagle Bulk Shipping Inc.		134,748	538
	Eastern Co.	31,545	509
*	Tecumseh Products Co. Class A	73,713	509
*	Key Technology Inc.	38,521	503
*,^ Enphase Energy Inc.		66,643	490
*	Lightbridge Corp.	174,425	469
*	Virco Manufacturing Corp.	188,287	465
*	ARC Group Worldwide Inc.	13,414	461
*	Gencor Industries Inc.	43,110	445
	Ecology and Environment Inc.	45,100	432
*,^ Genco Shipping & Trading Ltd.		244,661	431
*	Covenant Transportation Group Inc. Class A	41,944	424
*	Ultralife Corp.	98,312	418
*	Metalico Inc.	217,133	354
	Mastech Holdings Inc.	24,567	341
*	RCM Technologies Inc.	47,961	323
*	Perma-Fix Environmental Services	61,035	298
*	Integrated Electrical Services Inc.	45,122	280
*	American Electric Technologies Inc.	38,260	260
*,^ Ascent Solar Technologies Inc.		398,286	243
*	Transcat Inc.	25,670	241
*	Taylor Devices Inc.	27,295	239
*	Jewett-Cameron Trading Co. Ltd.	23,964	236
	Sypris Solutions Inc.	79,234	219
*	TriNet Group Inc.	9,383	200
*	UniTek Global Services Inc.	94,665	172
*	Versar Inc.	42,809	171
*	Rush Enterprises Inc. Class B	5,550	157
*	Breeze-Eastern Corp.	15,615	154
*	Paylocity Holding Corp.	6,330	152
	Servotronics Inc.	19,902	149
*	Erickson Air-Crane Inc.	7,625	147
*,^ MagneGas Corp.		89,855	146
*	AMREP Corp.	21,768	138
*	Luna Innovations Inc.	86,079	128
*	ZBB Energy Corp.	69,556	120
*	Essex Rental Corp.	30,245	89
*	Tecumseh Products Co. Class B	11,900	81
*	Corporate Resource Services Inc.	25,034	79
*	Industrial Services of America Inc.	13,228	68
*	Altair Nanotechnologies Inc.	14,262	64
*,^ Ocean Power Technologies Inc.		16,031	60
	Hubbell Inc. Class A	500	56
*	Goldfield Corp.	24,541	55
*	Lime Energy Co.	12,704	49
*	DLH Holdings Corp.	19,113	48
*	CTPartners Executive Search Inc.	2,973	32
*	Radiant Logistics Inc.	6,200	19
*	Tel-Instrument Electronics Corp.	3,304	15
*	General Finance Corp.	1,811	14
*	Willdan Group Inc.	3,100	14
	EnviroStar Inc.	2,900	10

*,^ Spherix Inc.		3,156	9
	Chicago Rivet & Machine Co.	100	4
	Standard Register Co.	400	3
	Espey Manufacturing & Electronics Corp.	100	3
*	Micronet Enertec Technologies Inc.	400	2
*	Innovaro Inc.	36,380	1
			5,756,164
Information Technology (15.9%)
*	LinkedIn Corp. Class A	893,975	165,332
	Avago Technologies Ltd. Class A	2,289,840	147,489
*	Trimble Navigation Ltd.	2,382,863	92,622
	Maxim Integrated Products Inc.	2,591,451	85,829
*	VMware Inc. Class A	789,346	85,265
*	Equinix Inc.	453,054	83,742
	Activision Blizzard Inc.	3,954,074	80,821
*	FleetCor Technologies Inc.	673,111	77,475
*	ANSYS Inc.	848,663	65,364
*	Skyworks Solutions Inc.	1,732,551	65,005
*	Cree Inc.	1,115,234	63,078
	Avnet Inc.	1,268,540	59,025
	Marvell Technology Group Ltd.	3,738,978	58,889
*	Gartner Inc.	845,277	58,696
*	Splunk Inc.	796,469	56,940
*	NCR Corp.	1,528,746	55,876
*	ServiceNow Inc.	928,562	55,639
*	Arrow Electronics Inc.	916,709	54,416
*	Synopsys Inc.	1,413,000	54,273
*,^ 3D Systems Corp.		880,207	52,064
	IAC/InterActiveCorp	702,700	50,166
*	CoStar Group Inc.	264,577	49,407
	Global Payments Inc.	659,568	46,902
*	Pandora Media Inc.	1,520,353	46,097
	Jack Henry & Associates Inc.	783,945	43,713
*	Concur Technologies Inc.	436,457	43,240
*	Brocade Communications Systems Inc.	4,071,323	43,197
*	SunEdison Inc.	2,254,006	42,465
*	Ingram Micro Inc.	1,417,446	41,900
*	Cadence Design Systems Inc.	2,658,521	41,313
*	Nuance Communications Inc.	2,400,945	41,224
	Broadridge Financial Solutions Inc.	1,095,381	40,682
*	Yelp Inc. Class A	524,357	40,339
	Solera Holdings Inc.	632,508	40,063
	FEI Co.	387,460	39,916
	FactSet Research Systems Inc.	364,857	39,335
*	Vantiv Inc. Class A	1,299,120	39,259
*	ON Semiconductor Corp.	4,125,818	38,783
*	PTC Inc.	1,088,644	38,571
*	Informatica Corp.	1,003,726	37,921
*	MICROS Systems Inc.	690,102	36,527
*	Aspen Technology Inc.	848,399	35,938
*	Teradyne Inc.	1,785,400	35,512
*,^ Twitter Inc.		757,210	35,339
*	Ultimate Software Group Inc.	256,112	35,087
*	Rackspace Hosting Inc.	1,068,421	35,066
*	VeriFone Systems Inc.	1,022,734	34,589
*	WEX Inc.	356,692	33,904
*	Atmel Corp.	3,901,929	32,620

*	Zebra Technologies Corp.	462,916	32,131
*	AOL Inc.	731,460	32,016
*	ARRIS Group Inc.	1,074,668	30,284
*	Guidewire Software Inc.	613,735	30,104
*	JDS Uniphase Corp.	2,142,647	29,997
*	Palo Alto Networks Inc.	425,879	29,215
*	Riverbed Technology Inc.	1,467,268	28,920
*	TIBCO Software Inc.	1,399,640	28,441
	MAXIMUS Inc.	622,352	27,919
	Belden Inc.	398,687	27,749
*	Fortinet Inc.	1,254,522	27,637
*	Zynga Inc. Class A	6,271,726	26,968
*	ViaSat Inc.	390,618	26,968
*	NetSuite Inc.	281,377	26,683
*	CommVault Systems Inc.	409,682	26,609
*	Workday Inc. Class A	287,296	26,267
	Lexmark International Inc. Class A	564,634	26,137
	National Instruments Corp.	910,271	26,116
*	Cognex Corp.	756,674	25,621
*	SolarWinds Inc.	599,443	25,554
	DST Systems Inc.	268,368	25,439
*	CoreLogic Inc.	837,139	25,148
	Anixter International Inc.	244,832	24,855
*	Knowles Corp.	781,296	24,665
*	Manhattan Associates Inc.	701,112	24,560
*	Acxiom Corp.	700,039	24,078
	Leidos Holdings Inc.	667,419	23,607
	Diebold Inc.	589,954	23,533
*	Tableau Software Inc. Class A	308,138	23,443
*	Finisar Corp.	882,077	23,384
*	Verint Systems Inc.	490,488	23,019
*	SS&C Technologies Holdings Inc.	574,393	22,987
*,^ IPG Photonics Corp.		322,804	22,945
*,^ Advanced Micro Devices Inc.		5,663,936	22,712
*	Tyler Technologies Inc.	264,724	22,152
*	Microsemi Corp.	876,183	21,931
*	Ciena Corp.	964,025	21,922
*	Freescale Semiconductor Ltd.	889,696	21,717
*	Qlik Technologies Inc.	814,384	21,654
*	Tech Data Corp.	349,203	21,287
	Compuware Corp.	2,020,625	21,217
*	Cavium Inc.	484,733	21,197
*	GT Advanced Technologies Inc.	1,234,665	21,051
*	ACI Worldwide Inc.	353,428	20,919
*	Rovi Corp.	903,375	20,579
*	RF Micro Devices Inc.	2,597,051	20,465
	j2 Global Inc.	408,591	20,450
	Convergys Corp.	924,312	20,252
*	Dealertrack Technologies Inc.	410,301	20,183
*	TriQuint Semiconductor Inc.	1,498,301	20,062
*,^ Dolby Laboratories Inc. Class A		448,924	19,977
*	Cornerstone OnDemand Inc.	415,354	19,883
*	Synaptics Inc.	329,994	19,806
	Mentor Graphics Corp.	893,882	19,683
	Littelfuse Inc.	207,393	19,420
*	Zillow Inc. Class A	216,221	19,049
*	Silicon Laboratories Inc.	362,154	18,923

*	Electronics For Imaging Inc.	435,722	18,871
*	Take-Two Interactive Software Inc.	860,168	18,863
*	Aruba Networks Inc.	1,000,893	18,767
	Vishay Intertechnology Inc.	1,244,944	18,525
	Power Integrations Inc.	280,549	18,454
*	NeuStar Inc. Class A	561,188	18,244
	Hittite Microwave Corp.	288,322	18,176
*	Genpact Ltd.	1,037,800	18,078
*	Euronet Worldwide Inc.	434,123	18,055
*	EchoStar Corp. Class A	378,989	18,025
*	International Rectifier Corp.	653,475	17,905
	Fair Isaac Corp.	322,529	17,842
	Plantronics Inc.	394,346	17,529
*	Sapient Corp.	1,017,897	17,365
*	Polycom Inc.	1,255,635	17,227
*	FireEye Inc.	277,411	17,080
*	OpenTable Inc.	217,293	16,716
*	Conversant Inc.	580,940	16,353
*	Semtech Corp.	639,990	16,217
*	CACI International Inc. Class A	215,269	15,887
*	Cardtronics Inc.	407,950	15,849
*	Demandware Inc.	247,157	15,833
	EVERTEC Inc.	640,178	15,812
*	Fairchild Semiconductor International Inc. Class A	1,144,171	15,778
*	Entegris Inc.	1,275,162	15,442
*	Veeco Instruments Inc.	366,761	15,378
*	Integrated Device Technology Inc.	1,254,072	15,337
	Intersil Corp. Class A	1,172,367	15,147
*	Coherent Inc.	231,330	15,117
*	TiVo Inc.	1,118,996	14,804
*	SYNNEX Corp.	243,684	14,770
	MKS Instruments Inc.	490,058	14,648
*	WebMD Health Corp.	352,915	14,611
	CDW Corp.	526,944	14,459
	Science Applications International Corp.	386,630	14,456
*	PMC-Sierra Inc.	1,878,035	14,292
*	Web.com Group Inc.	419,021	14,259
*	Cray Inc.	376,809	14,062
	Heartland Payment Systems Inc.	336,880	13,964
	Cypress Semiconductor Corp.	1,323,336	13,591
	Blackbaud Inc.	428,114	13,400
*	Sanmina Corp.	760,908	13,278
*	CommScope Holding Co. Inc.	525,359	12,966
*	Netscout Systems Inc.	341,326	12,827
*	Itron Inc.	359,322	12,770
*	Syntel Inc.	141,921	12,759
*	Plexus Corp.	316,934	12,700
	ADTRAN Inc.	519,538	12,682
*	Unisys Corp.	414,064	12,612
*	Monolithic Power Systems Inc.	324,307	12,573
	InterDigital Inc.	371,816	12,311
	Booz Allen Hamilton Holding Corp. Class A	558,929	12,296
*	Bottomline Technologies de Inc.	343,879	12,087
*,^ SunPower Corp. Class A		374,554	12,083
*	Universal Display Corp.	378,528	12,079
*,^ InvenSense Inc.		490,990	11,622
*	NETGEAR Inc.	340,690	11,491

*	Cirrus Logic Inc.	572,784	11,381
*	Rambus Inc.	1,043,009	11,212
*	Benchmark Electronics Inc.	493,577	11,180
	Advent Software Inc.	380,754	11,179
	Monotype Imaging Holdings Inc.	358,608	10,808
*	Envestnet Inc.	268,714	10,797
	NIC Inc.	558,943	10,793
*	ScanSource Inc.	263,110	10,727
*	Interactive Intelligence Group Inc.	146,950	10,654
*	Imperva Inc.	191,271	10,654
*	Trulia Inc.	319,788	10,617
	Tessera Technologies Inc.	439,361	10,382
*	Rogers Corp.	165,441	10,327
*	Progress Software Corp.	473,019	10,312
*	OSI Systems Inc.	171,949	10,293
*	Infinera Corp.	1,130,329	10,263
*	QLogic Corp.	799,225	10,190
	Methode Electronics Inc.	332,099	10,182
*	ATMI Inc.	297,188	10,107
*	MicroStrategy Inc. Class A	85,132	9,823
*,^ Eastman Kodak Co.		293,563	9,805
*	Synchronoss Technologies Inc.	283,642	9,726
*	Cabot Microelectronics Corp.	220,491	9,702
*	comScore Inc.	294,801	9,667
*	Insight Enterprises Inc.	383,268	9,624
	MTS Systems Corp.	140,146	9,599
*	Measurement Specialties Inc.	139,233	9,447
*	LogMeIn Inc.	209,117	9,387
*	Fusion-io Inc.	889,995	9,363
*	SPS Commerce Inc.	149,641	9,195
*	OmniVision Technologies Inc.	513,494	9,089
*	Kulicke & Soffa Industries Inc.	709,075	8,941
*	Infoblox Inc.	445,038	8,927
*	ExlService Holdings Inc.	287,184	8,877
*	Diodes Inc.	334,758	8,744
*	CalAmp Corp.	309,992	8,639
*	iGATE Corp.	272,607	8,598
*	Bankrate Inc.	502,430	8,511
*	FARO Technologies Inc.	160,472	8,505
*	RealPage Inc.	468,069	8,500
*	Advanced Energy Industries Inc.	346,901	8,499
*	Lattice Semiconductor Corp.	1,069,308	8,383
	CSG Systems International Inc.	321,492	8,372
*	Spansion Inc. Class A	474,373	8,264
*	Sonus Networks Inc.	2,442,293	8,231
*	Monster Worldwide Inc.	1,074,978	8,041
*	Virtusa Corp.	238,942	8,007
*	Ultratech Inc.	270,285	7,890
*	Newport Corp.	376,831	7,793
*	Blucora Inc.	394,381	7,765
	CTS Corp.	371,724	7,762
	Badger Meter Inc.	140,827	7,760
*	Proofpoint Inc.	205,481	7,619
*	Sykes Enterprises Inc.	381,001	7,570
*	Global Eagle Entertainment Inc.	475,519	7,504
*	EPAM Systems Inc.	225,917	7,433
*	Comverse Inc.	213,332	7,377

*	PROS Holdings Inc.	231,687	7,300
*	BroadSoft Inc.	271,860	7,267
	Brooks Automation Inc.	652,135	7,128
*	Harmonic Inc.	996,857	7,118
*	Applied Micro Circuits Corp.	708,538	7,015
*	Constant Contact Inc.	286,759	7,014
	ManTech International Corp.Class A	235,722	6,933
*	Shutterstock Inc.	94,197	6,840
*	Amkor Technology Inc.	972,614	6,672
*	Rofin-Sinar Technologies Inc.	275,662	6,605
*	Ixia	527,454	6,593
*	Emulex Corp.	887,653	6,560
*	Accelrys Inc.	522,366	6,509
*	Exar Corp.	537,444	6,422
	AVX Corp.	486,007	6,406
*	Liquidity Services Inc.	241,027	6,279
*	Silicon Image Inc.	904,584	6,242
	Park Electrochemical Corp.	207,287	6,192
*	Ellie Mae Inc.	213,303	6,152
*	Digital River Inc.	344,984	6,013
	Comtech Telecommunications Corp.	187,465	5,973
*	LivePerson Inc.	491,132	5,928
	Micrel Inc.	533,022	5,906
*,^ Ubiquiti Networks Inc.		129,340	5,881
*	Checkpoint Systems Inc.	437,123	5,866
*	TeleTech Holdings Inc.	238,537	5,847
*	Ruckus Wireless Inc.	480,800	5,847
	Pegasystems Inc.	163,669	5,781
*,^ VirnetX Holding Corp.		405,833	5,755
	Daktronics Inc.	393,532	5,663
*	Callidus Software Inc.	451,039	5,647
*	Stamps.com Inc.	167,525	5,622
*	Perficient Inc.	308,583	5,592
^	Ebix Inc.	323,849	5,528
*	Tangoe Inc.	292,993	5,447
*	SciQuest Inc.	196,653	5,313
*	Move Inc.	457,307	5,286
*	Marketo Inc.	155,090	5,067
	Epiq Systems Inc.	358,136	4,881
	Forrester Research Inc.	133,455	4,784
*	Super Micro Computer Inc.	272,804	4,739
*	RealD Inc.	413,164	4,615
	Cass Information Systems Inc.	89,382	4,609
*	Angie's List Inc.	375,605	4,575
*	Extreme Networks Inc.	771,709	4,476
*	Global Cash Access Holdings Inc.	636,247	4,365
*	TTM Technologies Inc.	511,406	4,321
*	Photronics Inc.	502,501	4,286
*	LTX-Credence Corp.	469,132	4,180
*	Supertex Inc.	126,162	4,161
*	Fabrinet	199,511	4,144
*	Ceva Inc.	235,497	4,135
*,^ Parkervision Inc.		854,549	4,102
	Black Box Corp.	167,325	4,073
*	Dice Holdings Inc.	541,858	4,042
*	Silicon Graphics International Corp.	326,395	4,008
*,^ Textura Corp.		156,910	3,956

*	ShoreTel Inc.	458,433	3,943
*	Internap Network Services Corp.	554,863	3,928
	IXYS Corp.	342,888	3,892
*	ServiceSource International Inc.	454,121	3,833
*	Mercury Systems Inc.	287,258	3,795
*	Rudolph Technologies Inc.	329,966	3,765
*	Oclaro Inc.	1,212,363	3,758
	EarthLink Holdings Corp.	1,018,325	3,676
*	Integrated Silicon Solution Inc.	235,365	3,660
*	DTS Inc.	185,061	3,657
*	FormFactor Inc.	560,630	3,582
*	Entropic Communications Inc.	868,570	3,552
*	Oplink Communications Inc.	196,408	3,527
*	Maxwell Technologies Inc.	270,359	3,493
*	ChannelAdvisor Corp.	92,300	3,483
*	PDF Solutions Inc.	190,525	3,462
*	Lionbridge Technologies Inc.	497,644	3,339
*	XO Group Inc.	328,687	3,333
*	Glu Mobile Inc.	698,340	3,310
*	Nanometrics Inc.	179,870	3,232
*	Actuate Corp.	521,586	3,140
*	Agilysys Inc.	233,471	3,128
	Electro Scientific Industries Inc.	311,442	3,068
*,^ Rocket Fuel Inc.		71,341	3,059
	Electro Rent Corp.	173,518	3,052
*	Gigamon Inc.	100,432	3,052
*	Ultra Clean Holdings Inc.	225,330	2,963
*	Qualys Inc.	115,524	2,938
*	MoneyGram International Inc.	165,116	2,914
*	Cvent Inc.	79,063	2,858
*	Unwired Planet Inc.	1,313,921	2,851
*	Seachange International Inc.	266,334	2,781
*	CIBER Inc.	601,142	2,753
*	Quantum Corp.	2,229,644	2,720
*	Immersion Corp.	254,726	2,687
*	Procera Networks Inc.	256,953	2,670
*	Intralinks Holdings Inc.	259,996	2,660
	Cohu Inc.	246,455	2,647
*	Vocus Inc.	193,656	2,581
*	DSP Group Inc.	296,256	2,560
*	NVE Corp.	44,686	2,549
*	Calix Inc.	301,702	2,543
*	Bazaarvoice Inc.	348,263	2,542
*	VASCO Data Security International Inc.	336,226	2,535
*	E2open Inc.	106,516	2,511
*	Datalink Corp.	175,505	2,445
*	Kemet Corp.	419,820	2,439
*	Rubicon Technology Inc.	215,936	2,438
*	Inphi Corp.	151,350	2,435
	Computer Task Group Inc.	142,649	2,424
*	ModusLink Global Solutions Inc.	566,039	2,394
*	GSI Group Inc.	182,793	2,387
*	Digi International Inc.	234,902	2,384
	Marchex Inc. Class B	225,315	2,368
*	Xoom Corp.	120,718	2,356
	American Software Inc.Class A	228,096	2,320
*	Zix Corp.	559,817	2,318

*	Kopin Corp.	612,710	2,316
	PC Connection Inc.	111,363	2,263
*	Intevac Inc.	230,818	2,239
*	Higher One Holdings Inc.	307,896	2,226
*	PLX Technology Inc.	363,644	2,200
*	QuickLogic Corp.	416,432	2,170
*	PRGX Global Inc.	311,931	2,162
*,^ Endurance International Group Holdings Inc.		165,944	2,159
*	Dot Hill Systems Corp.	552,939	2,140
*	Zygo Corp.	140,554	2,135
*	Vishay Precision Group Inc.	122,705	2,133
*	Pericom Semiconductor Corp.	268,130	2,099
*,^ Neonode Inc.		365,294	2,079
*	Guidance Software Inc.	186,492	2,063
*	NAPCO Security Technologies Inc.	305,202	2,023
	Mesa Laboratories Inc.	21,970	1,983
*	QuinStreet Inc.	292,440	1,942
*	Benefitfocus Inc.	40,527	1,904
*	Jive Software Inc.	231,819	1,857
*	Aeroflex Holding Corp.	223,317	1,856
*	Brightcove Inc.	184,083	1,810
*	Vringo Inc.	515,181	1,788
*	KVH Industries Inc.	135,373	1,781
*	MoSys Inc.	391,937	1,779
*,^ Blackhawk Network Holdings Inc.		72,866	1,777
*,^ Gogo Inc.		86,117	1,769
*	Axcelis Technologies Inc.	812,818	1,748
	Tessco Technologies Inc.	46,556	1,739
*	Travelzoo Inc.	75,878	1,738
*	Demand Media Inc.	357,188	1,732
*	Limelight Networks Inc.	791,186	1,725
*	RealNetworks Inc.	219,830	1,666
*	Reis Inc.	91,517	1,652
*	Datawatch Corp.	60,329	1,636
*	Clearfield Inc.	69,196	1,598
*	Key Tronic Corp.	150,358	1,567
*	support.com Inc.	612,062	1,561
	Bel Fuse Inc. Class B	70,931	1,553
*,^ Millennial Media Inc.		224,015	1,550
*	Multi-Fineline Electronix Inc.	121,017	1,549
*	Sigma Designs Inc.	316,843	1,508
	Transact Technologies Inc.	130,847	1,503
*	Nimble Storage Inc.	39,673	1,503
	United Online Inc.	128,409	1,484
	Digimarc Corp.	47,205	1,482
*	Autobytel Inc.	116,348	1,446
*	Cinedigm Corp. Class A	561,520	1,437
*	ANADIGICS Inc.	842,326	1,432
*	Pfsweb Inc.	159,225	1,431
*	Rally Software Development Corp.	106,332	1,423
	QAD Inc. Class A	69,592	1,422
*	Westell Technologies Inc. Class A	384,341	1,418
*	MaxLinear Inc.	148,650	1,409
*	Carbonite Inc.	137,527	1,401
*	Amtech Systems Inc.	113,179	1,377
*	Qumu Corp.	84,335	1,349
*	Aware Inc.	230,756	1,336

	Hackett Group Inc.	212,250	1,269
	MOCON Inc.	75,913	1,266
*	PCM Inc.	128,872	1,260
*	iPass Inc.	758,383	1,251
*,^ Mitek Systems Inc.		319,044	1,235
*,^ Research Frontiers Inc.		237,493	1,233
	Communications Systems Inc.	94,152	1,212
*	Rosetta Stone Inc.	107,816	1,210
*	Information Services Group Inc.	242,329	1,190
	Richardson Electronics Ltd.	109,640	1,180
*	Aviat Networks Inc.	736,710	1,171
*	TeleCommunication Systems Inc. Class A	505,357	1,162
*	Speed Commerce Inc.	314,829	1,146
*	ePlus Inc.	20,196	1,126
*	M/A-COM Technology Solutions Holdings Inc.	53,848	1,107
	Evolving Systems Inc.	115,992	1,045
	PC-Tel Inc.	117,353	1,024
	Alliance Fiber Optic Products Inc.	70,332	1,018
*	Numerex Corp. Class A	93,082	1,017
*	Peregrine Semiconductor Corp.	167,040	1,011
*	Mattson Technology Inc.	423,367	982
*	Zhone Technologies Inc.	232,450	981
*	Telenav Inc.	158,477	945
*	Radisys Corp.	261,776	940
*	Frequency Electronics Inc.	86,235	932
*,^ MeetMe Inc.		281,417	917
*	AXT Inc.	406,017	893
*,^ Park City Group Inc.		98,238	891
*	Echelon Corp.	309,664	861
*	Emcore Corp.	170,440	861
*,^ CVD Equipment Corp.		61,399	858
*	Pixelworks Inc.	148,862	825
*	Vitesse Semiconductor Corp.	195,377	821
*	Mattersight Corp.	116,238	806
	Astro-Med Inc.	65,498	774
*	eGain Corp.	108,610	767
*	Meru Networks Inc.	167,979	758
*	FalconStor Software Inc.	479,441	758
*	Local Corp.	378,331	726
*	Innodata Inc.	241,360	702
*	GSI Technology Inc.	100,459	694
*	ID Systems Inc.	121,224	689
*,^ Uni-Pixel Inc.		89,398	685
*	LoJack Corp.	116,077	662
*,^ Infosonics Corp.		187,832	657
*	Wireless Telecom Group Inc.	231,511	644
*	Netlist Inc.	329,552	626
	Perceptron Inc.	50,754	616
	TheStreet Inc.	234,379	614
*	WidePoint Corp.	382,604	612
*	LRAD Corp.	290,661	610
*	BSQUARE Corp.	190,233	601
*	CyberOptics Corp.	70,691	587
*	Ikanos Communications Inc.	672,829	585
*	Marin Software Inc.	55,357	585
*,^ ClearSign Combustion Corp.		53,127	580
*	Onvia Inc.	108,483	579

*	NCI Inc. Class A	53,078	564
*	Imation Corp.	95,396	550
*	Silver Spring Networks Inc.	31,074	540
*	Cascade Microtech Inc.	52,602	531
*	PAR Technology Corp.	106,779	522
*,^ Violin Memory Inc.		128,781	515
	CSP Inc.	63,018	492
*	A10 Networks Inc.	31,680	476
*	NeoPhotonics Corp.	59,856	475
	Concurrent Computer Corp.	55,268	452
*	Model N Inc.	43,688	442
	Optical Cable Corp.	112,873	433
*	Data I/O Corp.	180,066	432
*	Newtek Business Services Inc.	147,777	426
*,^ Document Security Systems Inc.		331,632	424
*	BroadVision Inc.	37,841	419
*	Aerohive Networks Inc.	39,178	413
*	IEC Electronics Corp.	91,854	411
*	Spark Networks Inc.	77,631	406
*	ClearOne Inc.	39,581	406
*	Crossroads Systems Inc.	165,788	400
*	Hutchinson Technology Inc.	136,776	387
*	Planet Payment Inc.	140,625	385
*	USA Technologies Inc.	184,289	383
*	Edgewater Technology Inc.	52,896	378
*	Tremor Video Inc.	91,790	378
*	BTU International Inc.	113,437	355
*	GSE Systems Inc.	200,594	349
*,^ Cyan Inc.		81,495	348
^	LiveDeal Inc.	49,295	337
*	Audience Inc.	26,807	335
*	Internet Patents Corp.	100,800	333
*	StarTek Inc.	46,382	320
*	Sonic Foundry Inc.	29,544	317
*	Envivio Inc.	101,037	312
*	CUI Global Inc.	28,002	308
*	STR Holdings Inc.	190,283	303
*	Applied Optoelectronics Inc.	12,087	298
*	Lantronix Inc.	140,011	291
*,^ Microvision Inc.		148,809	287
*	Mandalay Digital Group Inc.	72,480	286
*	Novatel Wireless Inc.	160,266	282
*	Varonis Systems Inc.	7,884	282
*	Wave Systems Corp. Class A	291,436	265
*	Video Display Corp.	71,008	260
*	Covisint Corp.	34,984	256
*	LGL Group Inc.	47,780	252
	Globalscape Inc.	99,432	247
	QAD Inc. Class B	14,091	240
*	Intellicheck Mobilisa Inc.	258,695	238
*	Crexendo Inc.	65,793	224
*	InterCloud Systems Inc.	26,038	221
*	Everyday Health Inc.	15,667	219
*	eMagin Corp.	85,535	216
*	NetSol Technologies Inc.	45,112	208
*	Planar Systems Inc.	99,747	204
*	Identive Group Inc.	177,242	200

*	Q2 Holdings Inc.	12,676	197
*	Amber Road Inc.	12,700	196
*	Smith Micro Software Inc.	96,461	192
*	Interphase Corp.	34,145	188
*	Viasystems Group Inc.	14,776	185
*	Asure Software Inc.	27,280	176
*	Selectica Inc.	25,943	173
*	Care.com Inc.	9,465	157
*	Looksmart Ltd.	69,526	153
*	Intermolecular Inc.	52,299	146
*	Bridgeline Digital Inc.	144,377	146
*	Synacor Inc.	57,301	142
	RF Industries Ltd.	20,888	136
*	Inuvo Inc.	169,475	129
*	GigOptix Inc.	76,419	128
*	YuMe Inc.	17,494	128
*,^ Digital Ally Inc.		21,121	128
*	Majesco Entertainment Co.	305,537	124
*	Remark Media Inc.	22,453	124
	Bel Fuse Inc. Class A	5,719	111
*,^ Superconductor Technologies Inc.		38,007	103
*	TechTarget Inc.	14,219	103
*	Overland Storage Inc.	125,247	101
*,^ Aetrium Inc.		21,572	100
*	Lightpath Technologies Inc. Class A	63,678	99
*	World Energy Solutions Inc.	19,534	94
*	Exa Corp.	6,923	92
*	TSR Inc.	27,043	91
*	RELM Wireless Corp.	27,322	86
*	Alpha & Omega Semiconductor Ltd.	11,340	83
*	GTT Communications Inc.	6,713	71
*	Mediabistro Inc.	27,418	67
*	Advanced Photonix Inc. Class A	99,780	62
*	Ambient Corp.	43,817	61
*	Borderfree Inc.	3,167	59
*	Iteris Inc.	28,038	56
*	TigerLogic Corp.	31,880	45
*	Xplore Technologies Corp.	6,900	44
*	Net Element Inc.	12,508	43
*	Elecsys Corp.	3,200	43
*	Daegis Inc.	31,670	41
*	Sevcon Inc.	3,344	38
*	ADDvantage Technologies Group Inc.	10,200	34
	Wayside Technology Group Inc.	1,600	32
*	WPCS International Inc.	19,730	31
*	Voltari Corp.	8,435	30
*	Sigmatron International Inc.	2,000	24
*	Sutron Corp.	3,900	21
*	RMG Networks Holding Corp.	2,700	15
*	Dataram Corp.	4,800	15
*	Qualstar Corp.	9,220	15
*	LGL Group, Inc.Warrants Exp 06/8/2018	238,900	14
*	Cover-All Technologies Inc.	9,331	13
*	Liquid Holdings Group Inc.	2,100	8
*	eOn Communications Corp.	934	5
*	IntriCon Corp.	400	2
*	MAM Software Group Inc.	200	1

* Avid Technology Inc.	149	1
* Saba Software Inc.	74	1
		6,103,998
Materials (5.4%)
Celanese Corp. Class A	1,445,893	80,262
* WR Grace & Co.	706,752	70,089
Rock-Tenn Co. Class A	657,485	69,411
Ashland Inc.	663,558	66,011
Packaging Corp. of America	900,563	63,373
* Crown Holdings Inc.	1,267,442	56,705
Martin Marietta Materials Inc.	423,354	54,338
Valspar Corp.	721,634	52,044
RPM International Inc.	1,221,319	51,100
Reliance Steel & Aluminum Co.	711,361	50,265
Rockwood Holdings Inc.	671,075	49,928
Albemarle Corp.	729,117	48,428
Huntsman Corp.	1,796,806	43,878
Eagle Materials Inc.	458,270	40,630
NewMarket Corp.	102,521	40,063
AptarGroup Inc.	600,942	39,722
Sonoco Products Co.	937,924	38,474
Royal Gold Inc.	597,123	37,392
Steel Dynamics Inc.	2,049,683	36,464
Domtar Corp.	298,229	33,467
Cabot Corp.	549,391	32,447
Carpenter Technology Corp.	487,675	32,206
Cytec Industries Inc.	327,356	31,953
PolyOne Corp.	869,156	31,863
Axiall Corp.	640,978	28,793
Sensient Technologies Corp.	461,355	26,025
Compass Minerals International Inc.	307,170	25,348
Scotts Miracle-Gro Co. Class A	404,953	24,816
Westlake Chemical Corp.	367,644	24,331
* Chemtura Corp.	885,466	22,393
HB Fuller Co.	459,022	22,162
* Louisiana-Pacific Corp.	1,296,285	21,868
* KapStone Paper and Packaging Corp.	737,424	21,267
Minerals Technologies Inc.	315,820	20,389
Commercial Metals Co.	1,078,188	20,356
* Graphic Packaging Holding Co.	1,995,746	20,277
Olin Corp.	729,013	20,128
Silgan Holdings Inc.	402,128	19,913
* Berry Plastics Group Inc.	829,072	19,193
US Silica Holdings Inc.	497,608	18,994
Worthington Industries Inc.	487,667	18,653
* Resolute Forest Products Inc.	879,227	17,664
* Texas Industries Inc.	196,913	17,647
* Stillwater Mining Co.	1,097,759	16,258
Greif Inc. Class A	279,870	14,690
Balchem Corp.	281,424	14,668
* SunCoke Energy Inc.	640,837	14,637
Tronox Ltd. Class A	562,365	13,367
Globe Specialty Metals Inc.	586,932	12,220
* Clearwater Paper Corp.	191,830	12,022
Schweitzer-Mauduit International Inc.	279,607	11,909
Kaiser Aluminum Corp.	165,245	11,802
Innophos Holdings Inc.	206,628	11,716

*	Flotek Industries Inc.	419,061	11,671
	Stepan Co.	177,908	11,486
*	Ferro Corp.	812,687	11,101
	PH Glatfelter Co.	403,939	10,995
*	Calgon Carbon Corp.	493,831	10,780
	AMCOL International Corp.	229,696	10,516
	Innospec Inc.	222,154	10,048
	OM Group Inc.	293,542	9,752
	A Schulman Inc.	268,765	9,745
	Hecla Mining Co.	3,149,595	9,669
	Quaker Chemical Corp.	121,109	9,547
*,^ AK Steel Holding Corp.		1,256,362	9,071
*	Headwaters Inc.	674,183	8,906
*	Coeur Mining Inc.	951,802	8,842
	Neenah Paper Inc.	168,850	8,733
*	Boise Cascade Co.	293,486	8,405
*	Kraton Performance Polymers Inc.	315,350	8,243
*,^ Molycorp Inc.		1,753,624	8,225
*	Intrepid Potash Inc.	521,601	8,064
	Koppers Holdings Inc.	195,039	8,041
*	RTI International Metals Inc.	287,055	7,974
	Materion Corp.	223,800	7,594
*	Century Aluminum Co.	528,197	6,978
*	LSB Industries Inc.	186,000	6,960
	Deltic Timber Corp.	106,231	6,929
	Schnitzer Steel Industries Inc.	239,651	6,914
*	Horsehead Holding Corp.	397,303	6,683
	Haynes International Inc.	121,378	6,554
	Wausau Paper Corp.	506,418	6,447
	Myers Industries Inc.	317,648	6,328
*,^ McEwen Mining Inc.		2,534,714	6,007
*	Senomyx Inc.	536,654	5,726
	Tredegar Corp.	233,593	5,375
*	Advanced Emissions Solutions Inc.	212,520	5,215
	American Vanguard Corp.	237,548	5,143
*	OMNOVA Solutions Inc.	467,452	4,852
	Zep Inc.	251,716	4,455
^	Walter Energy Inc.	587,305	4,440
*,^ Allied Nevada Gold Corp.		913,794	3,938
*	Taminco Corp.	181,313	3,809
	Kronos Worldwide Inc.	227,002	3,786
	Olympic Steel Inc.	131,827	3,783
	Hawkins Inc.	91,118	3,348
	FutureFuel Corp.	161,430	3,277
	Noranda Aluminum Holding Corp.	666,784	2,741
*	AM Castle & Co.	152,683	2,243
*	Landec Corp.	194,312	2,169
*	Mercer International Inc.	277,783	2,083
*	Universal Stainless & Alloy Products Inc.	59,115	1,996
*	US Concrete Inc.	82,100	1,929
*	AEP Industries Inc.	43,386	1,610
*	Handy & Harman Ltd.	67,082	1,477
*	Penford Corp.	92,919	1,334
*,^ Paramount Gold and Silver Corp.		1,027,970	1,264
	Gold Resource Corp.	243,982	1,166
	Synalloy Corp.	79,907	1,148
	Chase Corp.	34,698	1,094

	United States Lime & Minerals Inc.	18,000	1,013
*	Core Molding Technologies Inc.	58,763	736
	KMG Chemicals Inc.	45,873	719
*	General Moly Inc.	696,874	690
*	Arabian American Development Co.	62,697	680
*	Midway Gold Corp.	638,217	670
*	TOR Minerals International Inc.	56,356	592
*	Comstock Mining Inc.	351,346	580
*	Solitario Exploration & Royalty Corp.	381,460	484
*	Codexis Inc.	230,405	470
*	UFP Technologies Inc.	15,357	374
*,^ Verso Paper Corp.		125,489	363
*	US Antimony Corp.	181,971	339
*	Mines Management Inc.	200,193	222
*,^ Marrone Bio Innovations Inc.		14,971	209
*	Clean Diesel Technologies Inc.	51,075	194
*,^ Silver Bull Resources Inc.		463,119	158
*	BioAmber Inc.	8,700	100
*	Golden Minerals Co.	102,533	86
*	Timberline Resources Corp.	366,815	55
*	Metabolix Inc.	32,461	42
*,^ Prospect Global Resources Inc.		13,992	19
*	Continental Materials Corp.	600	12
			2,049,435
Other (0.0%)
*	Leap Wireless International Inc CVR	524,960	1,323
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Camco Financial Corp. Warrants Exp.11/06/2017	32,905	233
*	Southern Community Financial Corp	182,721	40
*	Cubist Pharmaceuticals, Inc. CVR	178,549	23
*	MBT Financial Corp. Rights Exp. 04/15/2014	375,305	17
			1,946
Telecommunication Services (1.3%)
*	SBA Communications Corp. Class A	1,177,744	107,128
*	T-Mobile US Inc.	2,351,903	77,683
*	Sprint Corp.	7,933,425	72,908
*	Level 3 Communications Inc.	1,559,448	61,037
*	tw telecom inc Class A	1,289,708	40,316
	Telephone & Data Systems Inc.	909,679	23,843
	Cogent Communications Group Inc.	403,037	14,320
*	8x8 Inc.	749,402	8,101
	Consolidated Communications Holdings Inc.	364,289	7,289
	Shenandoah Telecommunications Co.	223,803	7,227
*	Cincinnati Bell Inc.	1,988,045	6,879
	Atlantic Tele-Network Inc.	99,121	6,534
*	Vonage Holdings Corp.	1,521,614	6,497
*	Premiere Global Services Inc.	531,511	6,410
	United States Cellular Corp.	142,170	5,830
	USA Mobility Inc.	263,005	4,779
	Inteliquent Inc.	323,567	4,702
*	General Communication Inc. Class A	397,251	4,533
*	Iridium Communications Inc.	572,898	4,303
*	inContact Inc.	419,903	4,031
*	FairPoint Communications Inc.	296,262	4,029
*	Intelsat SA	162,801	3,048
	IDT Corp. Class B	181,934	3,031

*	ORBCOMM Inc.	398,999	2,733
	Lumos Networks Corp.	182,515	2,440
*	Cbeyond Inc.	311,832	2,261
*,^ NII Holdings Inc.		1,669,756	1,987
	NTELOS Holdings Corp.	141,200	1,906
	HickoryTech Corp.	138,657	1,773
*	Hawaiian Telcom Holdco Inc.	50,084	1,427
*	Towerstream Corp.	537,193	1,262
*	Alaska Communications Systems Group Inc.	478,271	923
*	RingCentral Inc. Class A	46,749	846
*	Straight Path Communications Inc. Class B	87,806	646
*,^ Elephant Talk Communications Corp.		609,263	646
	Alteva	66,123	549
*	Boingo Wireless Inc.	69,749	473
*	xG Technology Inc.	51,852	142
*	NTS Inc.	48,081	93
			504,565
Utilities (3.2%)
	American Water Works Co. Inc.	1,634,867	74,223
	OGE Energy Corp.	1,821,541	66,960
*	Calpine Corp.	3,192,874	66,763
	MDU Resources Group Inc.	1,736,670	59,585
	Alliant Energy Corp.	1,017,385	57,798
	ITC Holdings Corp.	1,443,800	53,926
	National Fuel Gas Co.	768,241	53,808
	UGI Corp.	1,052,366	47,998
	Atmos Energy Corp.	921,471	43,429
	Westar Energy Inc. Class A	1,185,687	41,689
	Aqua America Inc.	1,621,451	40,650
	Questar Corp.	1,605,925	38,189
	Great Plains Energy Inc.	1,411,124	38,157
	Vectren Corp.	755,892	29,775
	Cleco Corp.	554,611	28,052
	IDACORP Inc.	460,555	25,547
	Piedmont Natural Gas Co. Inc.	711,330	25,174
	Hawaiian Electric Industries Inc.	928,284	23,597
	Black Hills Corp.	409,048	23,582
	Portland General Electric Co.	717,665	23,209
	UNS Energy Corp.	382,623	22,969
	Southwest Gas Corp.	427,368	22,843
*	Dynegy Inc. Class A	903,192	22,526
	PNM Resources Inc.	732,131	19,789
	New Jersey Resources Corp.	386,694	19,257
	WGL Holdings Inc.	476,681	19,096
	UIL Holdings Corp.	518,148	19,073
	ALLETE Inc.	352,495	18,478
*	ONE Gas Inc.	480,345	17,259
	NorthWestern Corp.	357,375	16,950
	Avista Corp.	551,570	16,906
	South Jersey Industries Inc.	301,275	16,898
	El Paso Electric Co.	370,533	13,239
	Laclede Group Inc.	279,936	13,199
	MGE Energy Inc.	317,971	12,474
	American States Water Co.	356,058	11,497
	Northwest Natural Gas Co.	253,684	11,165
	California Water Service Group	444,151	10,633
	Otter Tail Corp.	332,638	10,242

Empire District Electric Co.			395,226	9,612
Chesapeake Utilities Corp.			103,186	6,517
NRG Yield Inc. Class A			164,657	6,509
Ormat Technologies Inc.			208,908	6,269
SJW Corp.			140,218	4,145
Unitil Corp.			125,181	4,111
Middlesex Water Co.			164,415	3,587
Pattern Energy Group Inc.			117,332	3,183
Connecticut Water Service Inc.			82,005	2,802
York Water Co.			105,452	2,151
Artesian Resources Corp. Class A			79,349	1,782
Delta Natural Gas Co. Inc.			74,312	1,540
* Genie Energy Ltd. Class B			149,987	1,495
* Pure Cycle Corp.			158,636	960
* Cadiz Inc.			97,558	688
* US Geothermal Inc.			523,384	393
Gas Natural Inc.			11,929	120
* American DG Energy Inc.			49,512	98
				1,232,566
Total Common Stocks (Cost $26,529,817)				38,260,333
	Coupon
Temporary Cash Investments (1.0%)[1]
Money Market Fund (1.0%)
[2,3] Vanguard Market Liquidity Fund	0.122%		363,499,077	363,499

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.130%	5/23/14	400	400
[4,5] Federal Home Loan Bank Discount Notes	0.074%	6/18/14	1,500	1,499
[4,5] Federal Home Loan Bank Discount Notes	0.075%	6/24/14	1,000	1,000
				2,899
Total Temporary Cash Investments (Cost $366,399)				366,398
Total Investments (100.8%) (Cost $26,896,216)				38,626,731
Other Assets and Liabilities-Net (-0.8%)[3]				(293,050)
Net Assets (100%)				38,333,681

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $343,064,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $363,499,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,499,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Extended Market Index Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	38,258,386	250	1,697
Temporary Cash Investments	363,499	2,899	—
Futures Contracts—Assets[1]	793	—	—
Total	38,622,678	3,149	1,697
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Extended Market Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2014	384	44,947	(281)
E-mini S&P MidCap 400 Index	June 2014	228	31,348	93
				(188)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2014, the cost of investment securities for tax purposes was $26,902,872,000. Net unrealized appreciation of investment securities for tax purposes was $11,723,859,000, consisting of unrealized gains of $12,957,376,000 on securities that had risen in value since their purchase and $1,233,517,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Fund

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Basic Materials (3.1%)
EI du Pont de Nemours & Co.	14,345,209	962,564
Dow Chemical Co.	18,802,587	913,618
LyondellBasell Industries NV Class A	7,133,533	634,456
Praxair Inc.	4,542,923	594,987
Freeport-McMoRan Copper & Gold Inc.	16,050,696	530,796
Ecolab Inc.	4,184,986	451,937
PPG Industries Inc.	2,034,358	393,567
Air Products & Chemicals Inc.	3,268,409	389,071
International Paper Co.	6,823,167	313,047
Mosaic Co.	4,989,433	249,472
Nucor Corp.	4,914,680	248,388
CF Industries Holdings Inc.	856,868	223,334
Alcoa Inc.	16,652,494	214,318
Eastman Chemical Co.	2,116,672	182,478
Newmont Mining Corp.	7,625,854	178,750
Sigma-Aldrich Corp.	1,843,335	172,131
FMC Corp.	2,051,354	157,052
CONSOL Energy Inc.	3,537,648	141,329
Celanese Corp. Class A	2,423,685	134,539
International Flavors & Fragrances Inc.	1,250,549	119,640
Ashland Inc.	1,195,351	118,914
* WR Grace & Co.	1,126,105	111,676
Airgas Inc.	1,022,451	108,901
RPM International Inc.	2,049,117	85,735
Rockwood Holdings Inc.	1,135,412	84,475
Albemarle Corp.	1,247,397	82,852
Reliance Steel & Aluminum Co.	1,133,586	80,099
Avery Dennison Corp.	1,484,344	75,212
Huntsman Corp.	2,970,397	72,537
Peabody Energy Corp.	4,168,784	68,118
NewMarket Corp.	162,682	63,573
^ United States Steel Corp.	2,224,924	61,430
Allegheny Technologies Inc.	1,589,923	59,908
Royal Gold Inc.	945,742	59,222
Steel Dynamics Inc.	3,250,992	57,835
Domtar Corp.	491,055	55,106
PolyOne Corp.	1,495,221	54,815
Cytec Industries Inc.	556,434	54,314
Cabot Corp.	911,828	53,853
Carpenter Technology Corp.	780,640	51,553
Axiall Corp.	1,077,413	48,397
^ Cliffs Natural Resources Inc.	2,357,062	48,225
Sensient Technologies Corp.	779,211	43,955
Compass Minerals International Inc.	515,816	42,565
Westlake Chemical Corp.	614,449	40,664
* Chemtura Corp.	1,496,967	37,858
HB Fuller Co.	781,524	37,732
Minerals Technologies Inc.	532,553	34,382
Commercial Metals Co.	1,795,024	33,890

	Olin Corp.	1,226,786	33,872
*	KapStone Paper and Packaging Corp.	1,106,074	31,899
^	US Silica Holdings Inc.	820,890	31,333
	Worthington Industries Inc.	816,027	31,213
*	Stillwater Mining Co.	1,827,894	27,071
	Balchem Corp.	471,660	24,583
*,^ Polypore International Inc.		691,020	23,640
*	SunCoke Energy Inc.	1,025,294	23,418
	Tronox Ltd. Class A	925,051	21,988
*	Resolute Forest Products Inc.	1,039,328	20,880
	Globe Specialty Metals Inc.	994,359	20,703
*	Clearwater Paper Corp.	322,694	20,223
*	Cloud Peak Energy Inc.	935,966	19,786
*	Platform Specialty Products Corp.	1,037,598	19,766
	Kaiser Aluminum Corp.	274,314	19,591
	Innophos Holdings Inc.	340,687	19,317
	Stepan Co.	294,546	19,016
*	Calgon Carbon Corp.	839,129	18,318
	PH Glatfelter Co.	671,554	18,280
*	Ferro Corp.	1,326,306	18,117
	AMCOL International Corp.	394,835	18,076
	OM Group Inc.	497,227	16,518
	Innospec Inc.	360,627	16,311
	Hecla Mining Co.	5,311,001	16,305
	A Schulman Inc.	433,339	15,713
^	Arch Coal Inc.	3,234,234	15,589
	Quaker Chemical Corp.	189,371	14,928
*	Coeur Mining Inc.	1,601,888	14,882
*	Alpha Natural Resources Inc.	3,379,144	14,361
*,^ AK Steel Holding Corp.		1,981,097	14,304
*,^ Intrepid Potash Inc.		873,956	13,511
*	RTI International Metals Inc.	481,247	13,369
*	Horsehead Holding Corp.	781,826	13,150
*	Kraton Performance Polymers Inc.	502,333	13,131
	Neenah Paper Inc.	246,704	12,760
	Koppers Holdings Inc.	300,799	12,402
*,^ Molycorp Inc.		2,570,762	12,057
	Deltic Timber Corp.	173,143	11,294
*	LSB Industries Inc.	295,862	11,071
*	Century Aluminum Co.	779,963	10,303
	Haynes International Inc.	187,721	10,137
	Wausau Paper Corp.	736,903	9,381
	Tredegar Corp.	395,469	9,100
*	Cambrex Corp.	447,162	8,438
	American Vanguard Corp.	381,112	8,251
	Aceto Corp.	388,015	7,795
^	Walter Energy Inc.	950,243	7,184
	FutureFuel Corp.	344,533	6,994
*	OMNOVA Solutions Inc.	660,625	6,857
*	Senomyx Inc.	642,331	6,854
*	Rentech Inc.	3,436,117	6,529
	Kronos Worldwide Inc.	385,635	6,432
*	Westmoreland Coal Co.	209,733	6,246
*,^ Allied Nevada Gold Corp.		1,447,026	6,237
	Zep Inc.	322,926	5,716
	Hawkins Inc.	133,224	4,895
	Olympic Steel Inc.	140,347	4,028

	Gold Resource Corp.	733,670	3,507
*	Universal Stainless & Alloy Products Inc.	97,371	3,288
	Chase Corp.	96,761	3,051
	Noranda Aluminum Holding Corp.	721,663	2,966
*,^ Paramount Gold and Silver Corp.		1,898,491	2,335
	Ampco-Pittsburgh Corp.	123,647	2,333
*	Penford Corp.	139,711	2,006
	KMG Chemicals Inc.	116,710	1,830
*,^ Uranerz Energy Corp.		957,324	1,666
*	Handy & Harman Ltd.	71,880	1,582
*,^ Midway Gold Corp.		1,484,876	1,559
	Hallador Energy Co.	172,238	1,473
*,^ Comstock Mining Inc.		876,575	1,446
*,^ Marrone Bio Innovations Inc.		102,672	1,434
	Synalloy Corp.	98,808	1,419
*,^ Uni-Pixel Inc.		174,963	1,340
*	Northern Technologies International Corp.	55,404	1,180
*,^ Nova Lifestyle Inc.		146,376	1,165
	NL Industries Inc.	87,993	954
*	General Moly Inc.	943,287	934
*,^ Verso Paper Corp.		296,961	858
*	US Antimony Corp.	363,524	676
*	Codexis Inc.	324,305	662
	Friedman Industries Inc.	75,387	635
*,^ Metabolix Inc.		444,498	578
*,^ Golden Minerals Co.		688,429	576
*,^ Uranium Resources Inc.		190,355	525
*	Solitario Exploration & Royalty Corp.	383,655	487
*,^ James River Coal Co.		499,937	375
	United-Guardian Inc.	11,924	349
*	Dynasil Corp. of America	155,873	273
^	USEC Inc.	60,652	244
	Empire Resources Inc.	33,865	139
*	Mines Management Inc.	119,987	133
*	Ikonics Corp.	3,735	91
*	TOR Minerals International Inc.	2,580	27
			9,941,489
Consumer Goods (9.8%)
	Procter & Gamble Co.	41,956,930	3,381,729
	Coca-Cola Co.	61,345,368	2,371,612
	PepsiCo Inc.	23,655,000	1,975,192
	Philip Morris International Inc.	23,306,504	1,908,103
	Altria Group Inc.	30,847,821	1,154,634
	Ford Motor Co.	59,877,933	934,096
	Monsanto Co.	8,118,741	923,669
	Colgate-Palmolive Co.	14,208,151	921,683
	Mondelez International Inc. Class A	24,969,193	862,686
	NIKE Inc. Class B	10,931,974	807,436
	General Motors Co.	19,650,997	676,387
	Kimberly-Clark Corp.	5,876,838	647,921
	Kraft Foods Group Inc.	9,205,234	516,414
	General Mills Inc.	9,635,558	499,315
	Johnson Controls Inc.	10,266,849	485,827
	Archer-Daniels-Midland Co.	10,172,769	441,396
	VF Corp.	5,442,635	336,790
	Delphi Automotive plc	4,736,885	321,445
	Lorillard Inc.	5,596,012	302,632

	Kellogg Co.	4,455,933	279,432
	Reynolds American Inc.	4,987,354	266,424
*	Michael Kors Holdings Ltd.	2,837,225	264,628
	Mead Johnson Nutrition Co.	3,111,492	258,689
*,^ Tesla Motors Inc.		1,238,045	258,070
	Estee Lauder Cos. Inc. Class A	3,683,181	246,331
	Hershey Co.	2,262,229	236,177
	Harley-Davidson Inc.	3,401,769	226,592
	BorgWarner Inc.	3,516,543	216,162
	Coach Inc.	4,312,243	214,146
	Beam Inc.	2,551,972	212,579
	Mattel Inc.	5,250,636	210,603
*	Constellation Brands Inc. Class A	2,445,128	207,763
	ConAgra Foods Inc.	6,487,384	201,304
	Genuine Parts Co.	2,254,295	195,786
	Stanley Black & Decker Inc.	2,403,881	195,291
	Tyson Foods Inc. Class A	4,210,183	185,290
	Whirlpool Corp.	1,207,006	180,399
	Clorox Co.	1,985,921	174,781
	Bunge Ltd.	2,156,632	171,474
*	Keurig Green Mountain Inc.	1,611,296	170,137
	Coca-Cola Enterprises Inc.	3,544,135	169,268
	Dr Pepper Snapple Group Inc.	3,084,587	167,987
*	Monster Beverage Corp.	2,320,506	161,159
	PVH Corp.	1,257,511	156,900
	Ralph Lauren Corp. Class A	929,311	149,554
	JM Smucker Co.	1,535,721	149,333
	Church & Dwight Co. Inc.	2,136,815	147,590
	Activision Blizzard Inc.	7,148,723	146,120
*	TRW Automotive Holdings Corp.	1,777,751	145,100
*	Under Armour Inc. Class A	1,259,151	144,349
	Brown-Forman Corp. Class B	1,591,680	142,758
	Polaris Industries Inc.	1,012,480	141,454
	Leucadia National Corp.	4,780,119	133,843
	Newell Rubbermaid Inc.	4,419,729	132,150
*	Electronic Arts Inc.	4,541,795	131,757
	Campbell Soup Co.	2,908,223	130,521
	Molson Coors Brewing Co. Class B	2,211,975	130,197
*	Mohawk Industries Inc.	950,999	129,317
	McCormick & Co. Inc.	1,752,127	125,698
	Hanesbrands Inc.	1,533,514	117,283
*	Jarden Corp.	1,944,782	116,356
	Harman International Industries Inc.	1,046,664	111,365
*	LKQ Corp.	4,185,218	110,280
	Lear Corp.	1,238,692	103,703
	PulteGroup Inc.	5,298,577	101,680
	Snap-on Inc.	894,489	101,507
*	WABCO Holdings Inc.	955,839	100,898
	Hormel Foods Corp.	2,042,859	100,652
	Hasbro Inc.	1,804,928	100,390
	Goodyear Tire & Rubber Co.	3,817,886	99,761
	Avon Products Inc.	6,695,966	98,029
	Energizer Holdings Inc.	964,106	97,124
	DR Horton Inc.	4,477,387	96,935
	Lennar Corp. Class A	2,408,379	95,420
*	Toll Brothers Inc.	2,421,176	86,920
*,^ Lululemon Athletica Inc.		1,597,859	84,031

Ingredion Inc.	1,179,051	80,270
* Fossil Group Inc.	679,052	79,184
* Middleby Corp.	294,961	77,932
* WhiteWave Foods Co. Class A	2,676,011	76,373
* NVR Inc.	62,826	72,061
Leggett & Platt Inc.	2,176,923	71,055
* Kate Spade & Co.	1,900,315	70,483
Hillshire Brands Co.	1,889,995	70,421
Nu Skin Enterprises Inc. Class A	826,570	68,481
Gentex Corp.	2,135,654	67,337
Herbalife Ltd.	1,172,538	67,151
* Visteon Corp.	758,214	67,056
* Hain Celestial Group Inc.	726,292	66,434
Brunswick Corp.	1,412,674	63,980
Carter's Inc.	802,395	62,306
Flowers Foods Inc.	2,873,683	61,640
Tupperware Brands Corp.	705,260	59,073
* Tenneco Inc.	946,324	54,953
Dana Holding Corp.	2,272,265	52,876
* Darling International Inc.	2,506,437	50,179
* Tempur Sealy International Inc.	934,085	47,330
* Zynga Inc. Class A	10,713,442	46,068
Scotts Miracle-Gro Co. Class A	740,518	45,379
Thor Industries Inc.	695,699	42,479
Wolverine World Wide Inc.	1,481,826	42,306
Pool Corp.	683,917	41,938
* Deckers Outdoor Corp.	505,089	40,271
* TreeHouse Foods Inc.	533,755	38,425
* Steven Madden Ltd.	948,737	34,136
* Boston Beer Co. Inc. Class A	135,867	33,251
* Helen of Troy Ltd.	469,300	32,490
Lancaster Colony Corp.	319,512	31,766
* Take-Two Interactive Software Inc.	1,425,172	31,254
* Iconix Brand Group Inc.	785,310	30,839
* Post Holdings Inc.	550,046	30,319
Ryland Group Inc.	711,366	28,405
* Dorman Products Inc.	476,960	28,169
Herman Miller Inc.	869,514	27,937
Spectrum Brands Holdings Inc.	328,037	26,145
HNI Corp.	691,484	25,281
Sanderson Farms Inc.	317,598	24,928
B&G Foods Inc.	825,315	24,850
Pinnacle Foods Inc.	829,811	24,778
Andersons Inc.	416,564	24,677
KB Home	1,395,849	23,715
* TiVo Inc.	1,768,225	23,394
Snyder's-Lance Inc.	822,886	23,197
Cooper Tire & Rubber Co.	952,602	23,148
J&J Snack Foods Corp.	236,841	22,730
* Skechers U.S.A. Inc. Class A	616,202	22,516
* Meritage Homes Corp.	534,585	22,388
Vector Group Ltd.	1,034,059	22,274
La-Z-Boy Inc.	808,998	21,924
Dean Foods Co.	1,372,299	21,216
* Crocs Inc.	1,347,254	21,017
Steelcase Inc. Class A	1,253,627	20,823
Schweitzer-Mauduit International Inc.	480,552	20,467

	Interface Inc. Class A	983,908	20,219
*	Standard Pacific Corp.	2,409,761	20,025
	Universal Corp.	355,805	19,886
*	American Axle & Manufacturing Holdings Inc.	1,040,707	19,274
*	G-III Apparel Group Ltd.	263,624	18,870
	Drew Industries Inc.	343,383	18,611
	Columbia Sportswear Co.	219,275	18,123
*	Gentherm Inc.	507,683	17,627
	Oxford Industries Inc.	224,011	17,518
	Jones Group Inc.	1,167,983	17,485
	WD-40 Co.	223,701	17,352
*	Pilgrim's Pride Corp.	824,026	17,239
	MDC Holdings Inc.	606,525	17,153
	Fresh Del Monte Produce Inc.	620,555	17,109
*	Tumi Holdings Inc.	729,761	16,514
*,^ Eastman Kodak Co.		492,575	16,452
*,^ iRobot Corp.		399,046	16,381
	Coty Inc. Class A	1,067,098	15,985
*	Boulder Brands Inc.	879,993	15,505
	Briggs & Stratton Corp.	694,218	15,446
	Titan International Inc.	777,761	14,770
*,^ Cooper-Standard Holding Inc.		208,790	14,751
*	Select Comfort Corp.	802,587	14,511
*	Quiksilver Inc.	1,845,999	13,863
	Cal-Maine Foods Inc.	220,095	13,818
*	Seaboard Corp.	4,955	12,989
	Knoll Inc.	712,255	12,956
	Movado Group Inc.	274,158	12,488
*	Taylor Morrison Home Corp. Class A	506,212	11,896
	Callaway Golf Co.	1,163,870	11,895
*	Elizabeth Arden Inc.	399,843	11,799
*	Winnebago Industries Inc.	423,429	11,598
*	Diamond Foods Inc.	327,118	11,426
	Standard Motor Products Inc.	307,220	10,989
*	ACCO Brands Corp.	1,766,020	10,879
*	Modine Manufacturing Co.	741,013	10,856
*	Annie's Inc.	256,637	10,314
	Ethan Allen Interiors Inc.	404,982	10,307
*	Cavco Industries Inc.	129,561	10,164
	Inter Parfums Inc.	279,266	10,112
	Arctic Cat Inc.	204,301	9,764
*	Federal-Mogul Corp.	491,100	9,188
*	Blount International Inc.	762,172	9,070
	Tootsie Roll Industries Inc.	298,036	8,923
	Lennar Corp. Class B	270,198	8,819
*	Universal Electronics Inc.	229,125	8,796
*,^ Vera Bradley Inc.		317,910	8,580
*	Chiquita Brands International Inc.	685,851	8,539
*	USANA Health Sciences Inc.	107,625	8,108
*	Libbey Inc.	309,880	8,057
*	M/I Homes Inc.	355,564	7,972
*	Hovnanian Enterprises Inc. Class A	1,683,091	7,961
*	Tower International Inc.	291,129	7,925
	Superior Industries International Inc.	382,939	7,846
*	Beazer Homes USA Inc.	383,303	7,697
*	RealD Inc.	672,579	7,513
	Calavo Growers Inc.	199,318	7,092

*	William Lyon Homes Class A	252,994	6,985
	Coca-Cola Bottling Co. Consolidated	79,768	6,779
*,^ LeapFrog Enterprises Inc.		874,638	6,560
	Nutrisystem Inc.	412,167	6,211
	National Presto Industries Inc.	76,967	6,006
	Remy International Inc.	246,958	5,833
*	Medifast Inc.	197,637	5,749
*	Motorcar Parts of America Inc.	215,697	5,731
*	Unifi Inc.	244,884	5,649
*	DTS Inc.	270,012	5,335
*	Glu Mobile Inc.	1,122,994	5,323
*	Revlon Inc. Class A	194,068	4,958
*	WCI Communities Inc.	223,220	4,411
*	Stoneridge Inc.	391,661	4,398
*	Black Diamond Inc.	351,431	4,298
*	Nautilus Inc.	443,126	4,267
*	TRI Pointe Homes Inc.	244,105	3,962
*	Nutraceutical International Corp.	147,820	3,842
*	Inventure Foods Inc.	272,619	3,811
*	Omega Protein Corp.	315,597	3,809
*	Central Garden and Pet Co. Class A	438,583	3,627
*	Alliance One International Inc.	1,201,901	3,510
	Strattec Security Corp.	48,365	3,493
	John B Sanfilippo & Son Inc.	149,908	3,451
*	National Beverage Corp.	171,067	3,338
	Limoneira Co.	144,510	3,277
	Oil-Dri Corp. of America	93,252	3,221
*	Seneca Foods Corp. Class A	99,386	3,129
	Flexsteel Industries Inc.	80,958	3,046
*	Jamba Inc.	247,238	2,966
	Orchids Paper Products Co.	95,722	2,929
*	Fox Factory Holding Corp.	153,689	2,905
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		297,298	2,878
	Hooker Furniture Corp.	178,152	2,790
*	Perry Ellis International Inc.	191,629	2,633
	Weyco Group Inc.	95,177	2,572
	RG Barry Corp.	128,098	2,418
*	LGI Homes Inc.	138,801	2,394
	Female Health Co.	300,244	2,330
	Bassett Furniture Industries Inc.	151,069	2,243
*	Fuel Systems Solutions Inc.	208,187	2,240
*	New Home Co. Inc.	157,021	2,236
	Culp Inc.	113,093	2,232
	Nature's Sunshine Products Inc.	160,581	2,213
	Lifetime Brands Inc.	123,782	2,211
*	Skullcandy Inc.	235,481	2,162
	JAKKS Pacific Inc.	297,222	2,146
*	Dixie Group Inc.	129,674	2,129
*	Shiloh Industries Inc.	116,112	2,060
	Cherokee Inc.	145,928	2,033
*	Craft Brew Alliance Inc.	125,409	1,915
*,^ Star Scientific Inc.		2,416,996	1,897
*	Farmer Bros Co.	94,199	1,856
*	Central Garden and Pet Co.	223,966	1,821
	Johnson Outdoors Inc. Class A	69,364	1,763
	Alico Inc.	46,638	1,758
*,^ Lifevantage Corp.		1,296,678	1,699

	Escalade Inc.	126,406	1,694
*	ZAGG Inc.	359,234	1,660
	Griffin Land & Nurseries Inc.	53,560	1,620
*	LoJack Corp.	276,852	1,578
^	Blyth Inc.	141,026	1,513
*	Delta Apparel Inc.	90,008	1,473
	Lifeway Foods Inc.	95,840	1,409
	Rocky Brands Inc.	95,177	1,370
	Marine Products Corp.	166,467	1,252
*	Vince Holding Corp.	40,314	1,063
	LS Starrett Co. Class A	65,388	1,042
*	Joe's Jeans Inc.	832,167	999
*	Core Molding Technologies Inc.	78,117	978
*,^ American Apparel Inc.		1,850,025	927
*	Primo Water Corp.	225,431	877
*	S&W Seed Co.	107,757	798
	MGP Ingredients Inc.	116,075	783
	Crown Crafts Inc.	92,815	739
*	Reed's Inc.	120,519	686
*	Charles & Colvard Ltd.	232,527	665
*	Stanley Furniture Co. Inc.	227,672	624
*	Castle Brands Inc.	508,060	610
	Rocky Mountain Chocolate Factory Inc.	50,079	588
*	Malibu Boats Inc. Class A	26,100	580
*	US Auto Parts Network Inc.	182,527	559
*	Mannatech Inc.	25,607	443
*	Skyline Corp.	71,491	433
*	Coffee Holding Co. Inc.	55,357	422
*,^ Ceres Inc.		446,757	392
*	Clean Diesel Technologies Inc.	102,965	391
*	Emerson Radio Corp.	183,285	381
*,^ Comstock Holding Cos. Inc. Class A		227,285	364
	Reliv International Inc.	134,178	352
	Kewaunee Scientific Corp.	13,832	225
	Acme United Corp.	12,723	210
*	Summer Infant Inc.	89,573	187
*	Tofutti Brands Inc.	34,800	157
*	Majesco Entertainment Co.	331,878	134
*	Lakeland Industries Inc.	16,780	107
*	P&F Industries Inc. Class A	13,609	106
*	DS Healthcare Group Inc.	51,862	105
*	Hallwood Group Inc.	7,919	97
*	Hovnanian Enterprises Inc. Class B	19,300	91
*	Forward Industries Inc.	41,313	81
*	Cyanotech Corp.	13,386	70
*	Willamette Valley Vineyards Inc.	10,517	68
*	CTI Industries Corp.	11,524	62
*	Truett-Hurst Inc.	11,700	58
	CCA Industries Inc.	17,873	53
*	Crystal Rock Holdings Inc.	56,450	51
	Compx International Inc.	4,251	43
*	Natural Alternatives International Inc.	7,800	42
	Koss Corp.	4,472	22
	Golden Enterprises Inc.	3,817	16
	Ocean Bio-Chem Inc.	3,442	11
			31,895,593

Consumer Services (13.1%)
	Walt Disney Co.	24,394,252	1,953,248
	Wal-Mart Stores Inc.	25,048,091	1,914,426
*	Amazon.com Inc.	5,683,503	1,912,612
	Comcast Corp. Class A	35,321,960	1,766,804
	Home Depot Inc.	21,771,207	1,722,756
	McDonald's Corp.	15,298,372	1,499,699
	CVS Caremark Corp.	18,292,684	1,369,390
*	eBay Inc.	18,022,033	995,537
*	priceline.com Inc.	805,585	960,169
	Twenty-First Century Fox Inc. Class A	28,854,947	922,493
	Walgreen Co.	13,227,566	873,416
	Time Warner Inc.	13,107,937	856,342
	Starbucks Corp.	11,099,860	814,508
	Lowe's Cos. Inc.	15,923,485	778,658
	Costco Wholesale Corp.	6,799,432	759,361
	TJX Cos. Inc.	10,437,166	633,014
	McKesson Corp.	3,557,936	628,225
	Target Corp.	9,776,678	591,587
	Time Warner Cable Inc.	4,290,492	588,570
*	DIRECTV	7,480,077	571,627
	CBS Corp. Class B	8,777,012	542,419
	Viacom Inc. Class B	6,136,254	521,520
	Yum! Brands Inc.	6,857,534	516,989
	Las Vegas Sands Corp.	6,278,466	507,174
	Delta Air Lines Inc.	13,174,112	456,483
	Cardinal Health Inc.	5,296,140	370,624
	Macy's Inc.	5,668,184	336,067
	Kroger Co.	7,504,446	327,569
	Sysco Corp.	9,042,003	326,688
*	Netflix Inc.	878,081	309,111
	Whole Foods Market Inc.	5,750,423	291,604
	Omnicom Group Inc.	3,990,348	289,699
	Wynn Resorts Ltd.	1,249,894	277,664
*	AutoZone Inc.	514,678	276,434
*	Dollar General Corp.	4,940,184	274,081
*	Chipotle Mexican Grill Inc. Class A	479,346	272,292
*,^ American Airlines Group Inc.		7,286,755	266,695
	Carnival Corp.	6,859,490	259,700
*	United Continental Holdings Inc.	5,741,728	256,253
	Southwest Airlines Co.	10,824,173	255,559
	Starwood Hotels & Resorts Worldwide Inc.	2,952,431	235,014
	Comcast Corp.	4,795,423	233,825
*	O'Reilly Automotive Inc.	1,567,840	232,652
	AmerisourceBergen Corp. Class A	3,537,641	232,034
	Ross Stores Inc.	3,168,488	226,705
	Nielsen Holdings NV	4,968,560	221,747
	L Brands Inc.	3,804,508	215,982
*	Bed Bath & Beyond Inc.	3,136,970	215,824
*	Liberty Interactive Corp. Class A	7,243,213	209,112
*	DISH Network Corp. Class A	3,223,480	200,533
*	Liberty Media Corp. Class A	1,450,539	189,629
*	Discovery Communications Inc. Class A	2,252,596	186,290
*	Hertz Global Holdings Inc.	6,929,724	184,608
	Kohl's Corp.	2,972,465	168,836
	Marriott International Inc. Class A	2,996,539	167,866
*	CarMax Inc.	3,445,438	161,246

* Dollar Tree Inc.	3,042,079	158,736
* TripAdvisor Inc.	1,697,810	153,805
Gap Inc.	3,787,598	151,731
Tractor Supply Co.	2,145,906	151,565
* Charter Communications Inc. Class A	1,228,822	151,391
Wyndham Worldwide Corp.	2,005,459	146,860
* MGM Resorts International	5,658,997	146,342
Tiffany & Co.	1,674,746	144,279
Advance Auto Parts Inc.	1,125,729	142,405
Nordstrom Inc.	2,229,489	139,232
* Sirius XM Holdings Inc.	42,485,016	135,952
Signet Jewelers Ltd.	1,238,764	131,136
Safeway Inc.	3,547,927	131,060
H&R Block Inc.	4,223,888	127,519
* News Corp. Class A	7,295,446	125,628
* IHS Inc. Class A	998,572	121,326
Staples Inc.	10,056,362	114,039
Best Buy Co. Inc.	4,271,572	112,812
Interpublic Group of Cos. Inc.	6,534,016	111,993
Expedia Inc.	1,537,524	111,470
Royal Caribbean Cruises Ltd.	2,042,296	111,428
PetSmart Inc.	1,594,075	109,816
Foot Locker Inc.	2,284,423	107,322
Darden Restaurants Inc.	2,017,221	102,394
Alaska Air Group Inc.	1,069,828	99,826
Gannett Co. Inc.	3,505,265	96,745
Omnicare Inc.	1,582,308	94,416
* Rite Aid Corp.	14,924,722	93,578
* Discovery Communications Inc.	1,196,937	92,236
Williams-Sonoma Inc.	1,380,153	91,973
* Ulta Salon Cosmetics & Fragrance Inc.	941,979	91,824
Scripps Networks Interactive Inc. Class A	1,206,739	91,604
Family Dollar Stores Inc.	1,499,680	86,996
Dick's Sporting Goods Inc.	1,550,059	84,649
Dunkin' Brands Group Inc.	1,639,304	82,260
* Avis Budget Group Inc.	1,649,149	80,314
* Pandora Media Inc.	2,586,279	78,416
GameStop Corp. Class A	1,782,368	73,255
* Panera Bread Co. Class A	411,542	72,625
* Sally Beauty Holdings Inc.	2,508,403	68,730
FactSet Research Systems Inc.	628,240	67,731
* Yelp Inc. Class A	873,075	67,166
* Spirit Airlines Inc.	1,119,879	66,521
Domino's Pizza Inc.	860,108	66,203
* AMC Networks Inc. Class A	886,622	64,803
GNC Holdings Inc. Class A	1,460,821	64,305
* Copart Inc.	1,745,410	63,515
* Lamar Advertising Co. Class A	1,238,950	63,174
KAR Auction Services Inc.	2,048,897	62,184
* Urban Outfitters Inc.	1,691,551	61,691
Service Corp. International	3,094,817	61,525
* AutoNation Inc.	1,118,893	59,559
Dun & Bradstreet Corp.	588,064	58,424
* Groupon Inc. Class A	7,345,765	57,591
Brinker International Inc.	1,035,369	54,305
International Game Technology	3,827,475	53,814
* Madison Square Garden Co. Class A	942,376	53,508

*	Apollo Education Group Inc.	1,562,073	53,485
	Cablevision Systems Corp. Class A	3,129,935	52,802
*	United Natural Foods Inc.	725,155	51,428
*	Hilton Worldwide Holdings Inc.	2,289,049	50,908
*	Sprouts Farmers Market Inc.	1,366,694	49,242
*	Starz	1,485,834	47,963
	Graham Holdings Co. Class B	66,886	47,071
*	Live Nation Entertainment Inc.	2,162,273	47,029
	Cinemark Holdings Inc.	1,620,295	47,005
	DSW Inc. Class A	1,287,034	46,153
*	Cabela's Inc.	703,798	46,106
	Sotheby's	1,053,043	45,860
*	Norwegian Cruise Line Holdings Ltd.	1,417,835	45,754
	Abercrombie & Fitch Co.	1,174,649	45,224
	Six Flags Entertainment Corp.	1,096,360	44,019
	Burger King Worldwide Inc.	1,637,756	43,482
*	Buffalo Wild Wings Inc.	288,758	42,996
*	Acxiom Corp.	1,175,468	40,430
	Casey's General Stores Inc.	593,522	40,116
	John Wiley & Sons Inc. Class A	692,663	39,925
*	Bally Technologies Inc.	601,956	39,892
*	VCA Antech Inc.	1,233,035	39,741
	Vail Resorts Inc.	562,065	39,176
	Wendy's Co.	4,239,366	38,663
*	Jack in the Box Inc.	654,529	38,578
*	Lumber Liquidators Holdings Inc.	402,822	37,785
	Dillard's Inc. Class A	406,049	37,519
*	HomeAway Inc.	995,750	37,510
	Chico's FAS Inc.	2,339,501	37,502
*	Restoration Hardware Holdings Inc.	507,196	37,325
*	Hyatt Hotels Corp. Class A	683,903	36,801
*,^ JC Penney Co. Inc.		4,221,895	36,393
	Cracker Barrel Old Country Store Inc.	368,498	35,833
	Cheesecake Factory Inc.	740,180	35,255
	CST Brands Inc.	1,109,877	34,673
*	Ascena Retail Group Inc.	1,990,241	34,391
	New York Times Co. Class A	2,003,812	34,305
	Men's Wearhouse Inc.	699,708	34,272
	Aaron's Inc.	1,116,476	33,762
*	JetBlue Airways Corp.	3,821,673	33,210
	DeVry Education Group Inc.	777,845	32,973
*,^ Dolby Laboratories Inc. Class A		740,120	32,935
*	Grand Canyon Education Inc.	703,620	32,859
	American Eagle Outfitters Inc.	2,670,939	32,692
*	Big Lots Inc.	854,376	32,355
*,^ SolarCity Corp.		512,140	32,070
	Rollins Inc.	1,053,971	31,872
	Sinclair Broadcast Group Inc. Class A	1,138,335	30,837
*	Office Depot Inc.	7,348,059	30,347
*,^ Caesars Acquisition Co. Class A		2,099,218	29,830
	HSN Inc.	498,727	29,789
	Hillenbrand Inc.	912,684	29,507
*	Beacon Roofing Supply Inc.	751,233	29,043
*	Life Time Fitness Inc.	596,220	28,678
	PriceSmart Inc.	282,779	28,541
	Lions Gate Entertainment Corp.	1,062,529	28,401
*	Five Below Inc.	665,465	28,269

	SeaWorld Entertainment Inc.	934,803	28,259
*	ANN Inc.	676,538	28,063
*	Conversant Inc.	995,530	28,024
*	Murphy USA Inc.	685,173	27,811
*	Jos A Bank Clothiers Inc.	428,838	27,574
	Papa John's International Inc.	524,212	27,317
	Pier 1 Imports Inc.	1,434,991	27,093
	Penske Automotive Group Inc.	630,266	26,950
*	DreamWorks Animation SKG Inc. Class A	1,002,584	26,619
*	Asbury Automotive Group Inc.	475,627	26,307
	Guess? Inc.	952,778	26,297
	Morningstar Inc.	331,755	26,215
*	Genesco Inc.	351,430	26,206
	Monro Muffler Brake Inc.	459,806	26,154
	Meredith Corp.	553,275	25,689
	Allegiant Travel Co. Class A	229,062	25,639
*	Bloomin' Brands Inc.	1,058,759	25,516
	Texas Roadhouse Inc. Class A	975,603	25,444
*	OpenTable Inc.	321,615	24,742
*	WebMD Health Corp.	592,351	24,523
*	Marriott Vacations Worldwide Corp.	437,842	24,480
^	Chemed Corp.	269,970	24,149
*	Shutterfly Inc.	557,953	23,813
^	Regal Entertainment Group Class A	1,248,923	23,330
	Lithia Motors Inc. Class A	338,913	22,524
	Group 1 Automotive Inc.	337,527	22,162
*	Vitamin Shoppe Inc.	464,477	22,072
*	SUPERVALU Inc.	3,175,256	21,719
*,^ Sears Holdings Corp.		453,775	21,672
	AMERCO	92,568	21,487
*	Hibbett Sports Inc.	401,967	21,256
	Rent-A-Center Inc.	797,557	21,215
	Choice Hotels International Inc.	451,720	20,779
	Buckle Inc.	451,873	20,696
	Finish Line Inc. Class A	752,869	20,395
*	Pinnacle Entertainment Inc.	855,985	20,287
*	Orient-Express Hotels Ltd. Class A	1,406,175	20,263
	Bob Evans Farms Inc.	403,642	20,194
*	Fresh Market Inc.	592,468	19,907
	DineEquity Inc.	249,147	19,451
*	Express Inc.	1,221,777	19,402
	Churchill Downs Inc.	211,344	19,296
*	Rush Enterprises Inc. Class A	577,398	18,754
*	Sonic Corp.	809,168	18,441
*	Krispy Kreme Doughnuts Inc.	1,008,223	17,876
*	Bright Horizons Family Solutions Inc.	443,720	17,354
*	comScore Inc.	518,385	16,998
	Children's Place Retail Stores Inc.	338,500	16,861
*	Fiesta Restaurant Group Inc.	368,378	16,794
	Brown Shoe Co. Inc.	628,128	16,671
	Nexstar Broadcasting Group Inc. Class A	443,425	16,637
*,^ Media General Inc.		898,027	16,497
*	Susser Holdings Corp.	260,972	16,303
*	Caesars Entertainment Corp.	853,921	16,233
	Matthews International Corp. Class A	392,218	16,006
	ARAMARK Holdings Corp.	542,481	15,689
	Interval Leisure Group Inc.	584,471	15,278

*	Boyd Gaming Corp.	1,150,492	15,186
*,^ Conn's Inc.		386,455	15,014
*	Ascent Capital Group Inc. Class A	198,726	15,014
	Twenty-First Century Fox Inc.	480,364	14,949
*	Popeyes Louisiana Kitchen Inc.	365,453	14,852
*	Bankrate Inc.	862,745	14,615
*	Red Robin Gourmet Burgers Inc.	197,592	14,163
	National CineMedia Inc.	936,385	14,046
	International Speedway Corp. Class A	411,413	13,984
	Scholastic Corp.	396,103	13,658
	World Wrestling Entertainment Inc. Class A	458,928	13,254
*	Penn National Gaming Inc.	1,056,332	13,014
	Spartan Stores Inc.	547,858	12,716
*	Multimedia Games Holding Co. Inc.	429,634	12,477
	Sonic Automotive Inc. Class A	553,072	12,433
	MDC Partners Inc. Class A	541,612	12,360
*	Barnes & Noble Inc.	588,516	12,300
	Core-Mark Holding Co. Inc.	167,305	12,146
*	Cumulus Media Inc. Class A	1,747,915	12,078
*	BJ's Restaurants Inc.	366,873	12,000
*	Biglari Holdings Inc.	24,250	11,822
*	Constant Contact Inc.	476,242	11,649
*	Francesca's Holdings Corp.	635,920	11,536
	Cato Corp. Class A	423,027	11,439
	Stage Stores Inc.	465,044	11,370
*	K12 Inc.	501,154	11,351
*	Mattress Firm Holding Corp.	233,617	11,174
	Capella Education Co.	176,245	11,130
	Extended Stay America Inc.	481,056	10,954
*	Scientific Games Corp. Class A	771,409	10,591
*	Hawaiian Holdings Inc.	758,488	10,588
*	Zale Corp.	501,972	10,496
	Regis Corp.	762,139	10,441
*,^ Liquidity Services Inc.		398,292	10,376
*,^ ITT Educational Services Inc.		357,633	10,257
*	zulily Inc. Class A	203,824	10,230
*	Carmike Cinemas Inc.	338,092	10,095
*,^ Noodles & Co. Class A		250,276	9,878
*	Pep Boys-Manny Moe & Jack	770,159	9,796
	SkyWest Inc.	759,035	9,685
	Fred's Inc. Class A	536,277	9,658
*	RetailMeNot Inc.	301,734	9,655
*	Del Frisco's Restaurant Group Inc.	344,384	9,608
*	Chuy's Holdings Inc.	221,659	9,562
*	Steiner Leisure Ltd.	201,784	9,333
*,^ Clean Energy Fuels Corp.		1,019,264	9,112
*	FTD Cos. Inc.	285,873	9,094
*	Tuesday Morning Corp.	640,398	9,062
	Weis Markets Inc.	182,910	9,008
*	American Public Education Inc.	253,916	8,907
*	Diamond Resorts International Inc.	523,351	8,871
^	Weight Watchers International Inc.	424,932	8,728
*	Denny's Corp.	1,340,197	8,617
*	Zumiez Inc.	349,202	8,465
*	EW Scripps Co. Class A	476,887	8,450
	Haverty Furniture Cos. Inc.	282,410	8,388
*,^ Angie's List Inc.		648,802	7,902

*	AMC Entertainment Holdings Inc.	315,700	7,656
*	Stamps.com Inc.	227,934	7,649
*	Strayer Education Inc.	160,868	7,469
*	Gray Television Inc.	717,847	7,444
	Harte-Hanks Inc.	797,857	7,053
*	Career Education Corp.	940,400	7,015
*	Republic Airways Holdings Inc.	766,335	7,004
*	Houghton Mifflin Harcourt Co.	340,045	6,913
*	Blue Nile Inc.	196,895	6,852
*	Burlington Stores Inc.	228,482	6,745
*	Orbitz Worldwide Inc.	845,211	6,626
*	Natural Grocers by Vitamin Cottage Inc.	145,537	6,354
*	SP Plus Corp.	241,011	6,331
	Stein Mart Inc.	446,508	6,256
*	Chefs' Warehouse Inc.	291,657	6,241
*,^ Container Store Group Inc.		182,478	6,195
	Ruth's Hospitality Group Inc.	509,008	6,154
*,^ Tile Shop Holdings Inc.		391,992	6,056
	Entravision Communications Corp. Class A	886,680	5,941
*	Journal Communications Inc. Class A	668,695	5,925
	ClubCorp Holdings Inc.	310,587	5,870
*	New Media Investment Group Inc.	388,272	5,832
	Clear Channel Outdoor Holdings Inc. Class A	638,859	5,820
*	Aeropostale Inc.	1,113,782	5,591
	Carriage Services Inc. Class A	304,499	5,554
*	McClatchy Co. Class A	862,880	5,540
*	Pantry Inc.	359,219	5,510
*	MarineMax Inc.	353,754	5,374
	Marchex Inc. Class B	503,982	5,297
*	Providence Service Corp.	178,512	5,048
	Shoe Carnival Inc.	218,728	5,039
	Destination Maternity Corp.	181,873	4,983
*	Ruby Tuesday Inc.	871,000	4,886
	Ingles Markets Inc. Class A	201,038	4,789
*	America's Car-Mart Inc.	126,449	4,643
	Marcus Corp.	277,206	4,629
*	News Corp. Class B	276,395	4,616
	Big 5 Sporting Goods Corp.	281,097	4,512
*	Sears Hometown and Outlet Stores Inc.	186,175	4,403
*	Overstock.com Inc.	222,850	4,390
	Schawk Inc. Class A	218,595	4,370
*	Bridgepoint Education Inc.	291,956	4,347
*	Famous Dave's of America Inc.	172,228	4,216
*	Titan Machinery Inc.	265,900	4,167
	Roundy's Inc.	601,407	4,138
	PetMed Express Inc.	306,044	4,104
*	XO Group Inc.	389,321	3,948
*	Kirkland's Inc.	209,164	3,867
*	Bravo Brio Restaurant Group Inc.	273,420	3,858
*	Sizmek Inc.	350,898	3,730
	Speedway Motorsports Inc.	195,066	3,654
*	Destination XL Group Inc.	643,786	3,631
*	Intrawest Resorts Holdings Inc.	277,447	3,618
*	Demand Media Inc.	742,998	3,604
	CSS Industries Inc.	129,562	3,498
*	Citi Trends Inc.	214,453	3,493
	Saga Communications Inc. Class A	69,857	3,471

*	Christopher & Banks Corp.	523,818	3,462
*	Lee Enterprises Inc.	760,908	3,401
	AH Belo Corp. Class A	285,280	3,304
	bebe stores inc	529,414	3,240
*,^ RadioShack Corp.		1,450,685	3,075
*	Morgans Hotel Group Co.	377,429	3,035
*	West Marine Inc.	262,221	2,981
*	Entercom Communications Corp. Class A	292,053	2,941
*	ValueVision Media Inc. Class A	601,450	2,923
*	Monarch Casino & Resort Inc.	153,221	2,839
	Town Sports International Holdings Inc.	329,303	2,796
*	Travelzoo Inc.	121,772	2,789
*	QuinStreet Inc.	411,568	2,733
	Winmark Corp.	34,005	2,573
*	Radio One Inc.	538,531	2,553
*	Daily Journal Corp.	14,695	2,542
*	Speed Commerce Inc.	696,144	2,534
*,^ SFX Entertainment Inc.		351,722	2,480
	Einstein Noah Restaurant Group Inc.	149,811	2,466
*	RealNetworks Inc.	320,582	2,430
^	Bon-Ton Stores Inc.	214,279	2,353
	Courier Corp.	151,484	2,333
*	Isle of Capri Casinos Inc.	297,452	2,281
*	Vitacost.com Inc.	316,113	2,241
*,^ Fairway Group Holdings Corp.		290,975	2,223
*,^ hhgregg Inc.		229,551	2,206
	Village Super Market Inc. Class A	81,161	2,143
*	Martha Stewart Living Omnimedia Inc. Class A	466,586	2,114
*	Carrols Restaurant Group Inc.	293,331	2,103
*	Nathan's Famous Inc.	42,147	2,065
*,^ Dex Media Inc.		223,903	2,060
	Liberator Medical Holdings Inc.	513,040	2,016
*,^ Chegg Inc.		284,632	1,992
*,^ Potbelly Corp.		110,059	1,967
*	Pacific Sunwear of California Inc.	646,162	1,919
*	JTH Holding Inc. Class A	69,036	1,915
*	Autobytel Inc.	154,013	1,914
*	Century Casinos Inc.	265,904	1,907
*	1-800-Flowers.com Inc. Class A	334,396	1,883
*	Spark Networks Inc.	351,457	1,838
*	Gaiam Inc. Class A	252,728	1,832
*	New York & Co. Inc.	414,760	1,821
*	Wet Seal Inc. Class A	1,379,266	1,821
*	Tilly's Inc. Class A	151,803	1,776
*	Reading International Inc. Class A	237,170	1,738
*	PCM Inc.	177,713	1,738
*	Corinthian Colleges Inc.	1,211,620	1,672
*	Luby's Inc.	269,231	1,658
*	Build-A-Bear Workshop Inc.	168,197	1,620
*	Mandalay Digital Group Inc.	391,281	1,546
*	Ignite Restaurant Group Inc.	108,138	1,521
*	MTR Gaming Group Inc.	290,044	1,488
^	Collectors Universe Inc.	78,347	1,474
*	ReachLocal Inc.	145,141	1,430
*	Kona Grill Inc.	70,179	1,430
*	Education Management Corp.	289,660	1,411
*	Geeknet Inc.	100,443	1,408

*	Emmis Communications Corp. Class A	429,217	1,373
*	Lakes Entertainment Inc.	272,937	1,365
	Salem Communications Corp. Class A	133,714	1,336
*	Red Lion Hotels Corp.	228,513	1,332
*	Empire Resorts Inc.	180,282	1,273
*	Rick's Cabaret International Inc.	108,871	1,227
*	CBS Outdoor Americas Inc.	36,806	1,077
	TheStreet Inc.	395,735	1,037
	Frisch's Restaurants Inc.	41,790	989
*	PDI Inc.	177,317	812
*	Cache Inc.	245,468	808
*,^ dELiA*s Inc.		951,199	799
	Trans World Entertainment Corp.	219,546	797
*,^ You On Demand Holdings Inc.		161,181	791
*	Ambassadors Group Inc.	195,913	776
*	Diversified Restaurant Holdings Inc.	147,300	736
*	Envivio Inc.	230,669	713
*,^ Care.com Inc.		42,374	701
	National American University Holdings Inc.	175,287	682
*,^ YuMe Inc.		87,458	639
	Gordmans Stores Inc.	116,460	636
*	TechTarget Inc.	87,374	630
	Dover Motorsports Inc.	236,518	591
	Beasley Broadcasting Group Inc. Class A	59,000	537
*	Dover Downs Gaming & Entertainment Inc.	339,612	523
*	CafePress Inc.	80,841	491
	Wayside Technology Group Inc.	23,298	462
*	Learning Tree International Inc.	136,659	443
*	Digital Cinema Destinations Corp. Class A	82,900	439
*	Perfumania Holdings Inc.	64,655	438
*	Cambium Learning Group Inc.	192,481	414
*	Local Corp.	213,658	410
*	Gaming Partners International Corp.	41,577	384
*	Everyday Health Inc.	26,333	368
*	Premier Exhibitions Inc.	363,244	339
*	ALCO Stores Inc.	33,827	338
*	Coupons.com Inc.	13,225	326
*	Full House Resorts Inc.	147,684	320
*	Hastings Entertainment Inc.	105,219	314
*,^ Pizza Inn Holdings Inc.		51,905	313
*	Spanish Broadcasting System Inc.	48,500	284
*	Books-A-Million Inc.	105,377	253
*	Insignia Systems Inc.	76,879	232
*	Body Central Corp.	209,867	225
*	RLJ Entertainment Inc.	49,287	220
*	Cosi Inc.	179,823	211
*	Bacterin International Holdings Inc.	224,024	188
	Ark Restaurants Corp.	7,542	166
*	DGSE Cos. Inc.	61,321	131
*,^ Good Times Restaurants Inc.		42,965	123
*	Sport Chalet Inc. Class A	67,872	83
	Value Line Inc.	5,562	83
*	Dover Saddlery Inc.	11,030	61
*	Flanigan's Enterprises Inc.	4,012	59
	Educational Development Corp.	14,977	55
*	NTN Buzztime Inc.	79,342	52
*,^ Coldwater Creek Inc.		256,305	41

* Crumbs Bake Shop Inc.	66,909	40
* Nevada Gold & Casinos Inc.	32,565	38
* SPAR Group Inc.	19,203	38
* PokerTek Inc.	32,169	34
* Remark Media Inc.	5,800	32
Haverty Furniture Cos. Inc. Class A	300	9
* Universal Travel Group	42,843	7
* Sport Chalet Inc. Class B	2,690	3
		42,424,699
Financials (18.6%)
Wells Fargo & Co.	81,423,366	4,049,998
JPMorgan Chase & Co.	58,578,532	3,556,303
* Berkshire Hathaway Inc. Class B	26,962,913	3,369,555
Bank of America Corp.	163,483,282	2,811,912
Citigroup Inc.	44,616,705	2,123,755
Visa Inc. Class A	7,797,750	1,683,222
American Express Co.	16,433,492	1,479,507
US Bancorp	28,175,978	1,207,622
MasterCard Inc. Class A	15,883,058	1,186,464
American International Group Inc.	22,634,356	1,131,944
Goldman Sachs Group Inc.	6,301,343	1,032,475
Simon Property Group Inc.	4,806,189	788,215
MetLife Inc.	13,890,110	733,398
PNC Financial Services Group Inc.	8,265,074	719,061
Capital One Financial Corp.	8,878,499	685,065
Morgan Stanley	21,386,379	666,613
Bank of New York Mellon Corp.	17,553,746	619,472
Prudential Financial Inc.	7,119,670	602,680
BlackRock Inc.	1,684,211	529,651
American Tower Corporation	6,107,447	500,017
Charles Schwab Corp.	17,066,899	466,438
ACE Ltd.	4,677,831	463,386
Travelers Cos. Inc.	5,431,330	462,206
Aflac Inc.	7,038,590	443,713
BB&T Corp.	10,993,505	441,609
State Street Corp.	6,338,044	440,811
Discover Financial Services	7,270,882	423,093
Marsh & McLennan Cos. Inc.	8,452,689	416,718
Aon plc	4,649,102	391,826
Allstate Corp.	6,902,704	390,555
Public Storage	2,263,257	381,336
Crown Castle International Corp.	5,161,919	380,846
CME Group Inc.	4,931,863	365,007
IntercontinentalExchange Group Inc.	1,778,559	351,852
Franklin Resources Inc.	6,339,352	343,466
Chubb Corp.	3,783,813	337,894
SunTrust Banks Inc.	8,268,081	328,987
Ameriprise Financial Inc.	2,946,469	324,318
Equity Residential	5,587,484	324,018
McGraw Hill Financial Inc.	4,181,238	319,028
T. Rowe Price Group Inc.	3,852,563	317,259
Prologis Inc.	7,739,961	316,023
Fifth Third Bancorp	13,119,197	301,086
Ventas Inc.	4,558,001	276,078
HCP Inc.	7,073,036	274,363
Boston Properties Inc.	2,363,744	270,720
Health Care REIT Inc.	4,500,212	268,213

Weyerhaeuser Co.	9,028,042	264,973
Moody's Corp.	3,307,490	262,350
Vornado Realty Trust	2,601,134	256,368
AvalonBay Communities Inc.	1,900,074	249,518
Invesco Ltd.	6,721,443	248,693
Regions Financial Corp.	21,892,928	243,230
Hartford Financial Services Group Inc.	6,876,218	242,524
Host Hotels & Resorts Inc.	11,668,045	236,161
M&T Bank Corp.	1,822,304	221,045
Northern Trust Corp.	3,310,912	217,063
Loews Corp.	4,792,647	211,116
Principal Financial Group Inc.	4,542,170	208,894
Lincoln National Corp.	4,055,479	205,491
Progressive Corp.	8,311,577	201,306
KeyCorp	13,801,273	196,530
General Growth Properties Inc.	8,192,662	180,239
American Realty Capital Properties Inc.	11,817,641	165,683
* Affiliated Managers Group Inc.	820,689	164,179
* Berkshire Hathaway Inc. Class A	863	161,683
Annaly Capital Management Inc.	14,624,745	160,433
CIT Group Inc.	3,080,076	150,985
SL Green Realty Corp.	1,465,316	147,440
Comerica Inc.	2,811,810	145,652
Unum Group	4,019,617	141,933
Western Union Co.	8,489,917	138,895
Realty Income Corp.	3,386,952	138,391
XL Group plc Class A	4,346,370	135,824
Macerich Co.	2,169,610	135,232
* Genworth Financial Inc. Class A	7,615,226	135,018
Kimco Realty Corp.	5,989,981	131,061
TD Ameritrade Holding Corp.	3,830,466	130,044
Huntington Bancshares Inc.	12,902,793	128,641
Equifax Inc.	1,883,336	128,123
Fidelity National Financial Inc. Class A	4,039,618	127,006
* Markel Corp.	205,627	122,574
* CBRE Group Inc. Class A	4,350,355	119,330
Federal Realty Investment Trust	1,030,043	118,167
American Capital Agency Corp.	5,492,779	118,040
Cincinnati Financial Corp.	2,394,329	116,508
Plum Creek Timber Co. Inc.	2,733,433	114,914
* Arch Capital Group Ltd.	1,958,307	112,681
Raymond James Financial Inc.	1,966,469	109,985
First Republic Bank	2,028,764	109,533
Torchmark Corp.	1,391,292	109,495
Willis Group Holdings plc	2,479,022	109,399
^ Digital Realty Trust Inc.	1,984,511	105,338
New York Community Bancorp Inc.	6,442,664	103,534
* E*TRADE Financial Corp.	4,432,023	102,025
Essex Property Trust Inc.	590,221	100,367
UDR Inc.	3,873,744	100,059
* Alleghany Corp.	245,047	99,827
* Realogy Holdings Corp.	2,253,538	97,916
Arthur J Gallagher & Co.	2,043,603	97,235
Waddell & Reed Financial Inc. Class A	1,246,888	91,796
WP Carey Inc.	1,525,367	91,629
* SVB Financial Group	707,448	91,105
Everest Re Group Ltd.	589,372	90,203

Rayonier Inc.	1,955,730	89,788
Zions Bancorporation	2,839,343	87,963
Reinsurance Group of America Inc. Class A	1,085,547	86,442
* Signature Bank	677,176	85,047
Duke Realty Corp.	5,036,256	85,012
Camden Property Trust	1,259,961	84,846
Lazard Ltd. Class A	1,797,537	84,646
Liberty Property Trust	2,273,745	84,038
Extra Space Storage Inc.	1,693,552	82,154
East West Bancorp Inc.	2,248,299	82,063
Legg Mason Inc.	1,668,307	81,814
Jones Lang LaSalle Inc.	687,411	81,458
NorthStar Realty Finance Corp.	5,031,361	81,206
PartnerRe Ltd.	777,013	80,421
Alexandria Real Estate Equities Inc.	1,103,780	80,090
SEI Investments Co.	2,362,590	79,407
Mid-America Apartment Communities Inc.	1,154,583	78,823
ING US Inc.	2,166,190	78,568
* MSCI Inc. Class A	1,816,637	78,152
CBOE Holdings Inc.	1,339,113	75,794
BRE Properties Inc.	1,192,909	74,891
* Howard Hughes Corp.	519,052	74,074
Kilroy Realty Corp.	1,262,611	73,964
Assurant Inc.	1,129,212	73,354
Regency Centers Corp.	1,424,551	72,738
DDR Corp.	4,413,361	72,732
People's United Financial Inc.	4,880,670	72,576
Axis Capital Holdings Ltd.	1,576,711	72,292
Hudson City Bancorp Inc.	7,345,129	72,203
Starwood Property Trust Inc.	2,991,195	70,562
HCC Insurance Holdings Inc.	1,543,916	70,233
* Ocwen Financial Corp.	1,770,465	69,367
WR Berkley Corp.	1,660,876	69,126
LPL Financial Holdings Inc.	1,313,892	69,032
Eaton Vance Corp.	1,786,757	68,183
Apartment Investment & Management Co. Class A	2,240,349	67,703
NASDAQ OMX Group Inc.	1,823,954	67,377
* Liberty Ventures Class A	516,886	67,366
American Financial Group Inc.	1,160,472	66,971
Hospitality Properties Trust	2,304,751	66,192
Taubman Centers Inc.	928,540	65,731
Senior Housing Properties Trust	2,922,058	65,659
Cullen/Frost Bankers Inc.	843,265	65,378
Prosperity Bancshares Inc.	984,128	65,100
Protective Life Corp.	1,228,924	64,629
National Retail Properties Inc.	1,871,439	64,228
Assured Guaranty Ltd.	2,519,449	63,792
Omega Healthcare Investors Inc.	1,901,955	63,754
BioMed Realty Trust Inc.	3,054,968	62,596
CNO Financial Group Inc.	3,449,545	62,437
RenaissanceRe Holdings Ltd.	634,282	61,906
American Campus Communities Inc.	1,614,987	60,320
Old Republic International Corp.	3,658,723	60,003
Spirit Realty Capital Inc.	5,464,522	60,000
Commerce Bancshares Inc.	1,277,038	59,280
Brown & Brown Inc.	1,898,594	58,401
Two Harbors Investment Corp.	5,648,160	57,894

Douglas Emmett Inc.	2,119,277	57,517
City National Corp.	725,141	57,083
Columbia Property Trust Inc.	2,061,260	56,169
Corrections Corp. of America	1,791,330	56,104
Highwoods Properties Inc.	1,418,846	54,498
Weingarten Realty Investors	1,810,246	54,307
FirstMerit Corp.	2,568,034	53,492
Validus Holdings Ltd.	1,414,266	53,332
Home Properties Inc.	878,591	52,821
Allied World Assurance Co. Holdings AG	507,520	52,371
BankUnited Inc.	1,497,901	52,082
First Niagara Financial Group Inc.	5,453,154	51,532
Tanger Factory Outlet Centers Inc.	1,470,697	51,474
* Forest City Enterprises Inc. Class A	2,665,695	50,915
LaSalle Hotel Properties	1,600,292	50,105
Equity Lifestyle Properties Inc.	1,229,168	49,966
Gaming and Leisure Properties Inc.	1,363,179	49,702
Retail Properties of America Inc.	3,664,261	49,614
Synovus Financial Corp.	14,411,174	48,854
Chimera Investment Corp.	15,956,047	48,826
RLJ Lodging Trust	1,804,558	48,254
* Stifel Financial Corp.	967,095	48,123
CommonWealth REIT	1,824,355	47,981
Hancock Holding Co.	1,300,909	47,678
* Popular Inc.	1,516,773	47,005
Associated Banc-Corp	2,564,296	46,311
StanCorp Financial Group Inc.	686,553	45,862
Federated Investors Inc. Class B	1,499,979	45,809
American Homes 4 Rent Class A	2,706,578	45,227
First Horizon National Corp.	3,662,150	45,191
* Portfolio Recovery Associates Inc.	768,808	44,483
* MGIC Investment Corp.	5,210,113	44,390
CBL & Associates Properties Inc.	2,484,563	44,101
Webster Financial Corp.	1,419,359	44,085
MFA Financial Inc.	5,687,388	44,077
EPR Properties	807,122	43,092
Piedmont Office Realty Trust Inc. Class A	2,495,855	42,804
Bank of Hawaii Corp.	705,083	42,735
CapitalSource Inc.	2,909,994	42,457
Hanover Insurance Group Inc.	684,095	42,031
Healthcare Trust of America Inc. Class A	3,656,308	41,645
First American Financial Corp.	1,557,739	41,358
* Texas Capital Bancshares Inc.	635,173	41,248
ProAssurance Corp.	925,032	41,192
Aspen Insurance Holdings Ltd.	1,035,619	41,114
Post Properties Inc.	833,081	40,904
UMB Financial Corp.	631,959	40,888
Radian Group Inc.	2,673,045	40,176
Financial Engines Inc.	789,499	40,091
Primerica Inc.	846,627	39,885
TCF Financial Corp.	2,319,405	38,641
Sunstone Hotel Investors Inc.	2,800,978	38,457
DCT Industrial Trust Inc.	4,855,158	38,259
Fulton Financial Corp.	3,020,949	38,004
Washington Federal Inc.	1,584,796	36,926
White Mountains Insurance Group Ltd.	61,475	36,879
Healthcare Realty Trust Inc.	1,512,039	36,516

	Sovran Self Storage Inc.	492,247	36,156
	Endurance Specialty Holdings Ltd.	668,229	35,971
	Corporate Office Properties Trust	1,346,423	35,869
	Geo Group Inc.	1,110,861	35,814
*,^ Zillow Inc. Class A		405,014	35,682
	DiamondRock Hospitality Co.	2,986,971	35,097
	Bank of the Ozarks Inc.	515,304	35,072
	American National Insurance Co.	309,020	34,935
	Brandywine Realty Trust	2,406,074	34,792
	Invesco Mortgage Capital Inc.	2,078,078	34,226
	CubeSmart	1,955,791	33,561
	Medical Properties Trust Inc.	2,611,058	33,395
	FNB Corp.	2,487,892	33,338
	Pebblebrook Hotel Trust	985,769	33,289
	BancorpSouth Inc.	1,332,999	33,272
	MarketAxess Holdings Inc.	561,366	33,244
	Cousins Properties Inc.	2,878,027	33,011
	Wintrust Financial Corp.	675,062	32,849
	Susquehanna Bancshares Inc.	2,883,327	32,841
	PrivateBancorp Inc.	1,063,341	32,443
*	Santander Consumer USA Holdings Inc.	1,343,278	32,346
	Glacier Bancorp Inc.	1,112,115	32,329
	Umpqua Holdings Corp.	1,722,194	32,102
	First Industrial Realty Trust Inc.	1,611,292	31,130
*	MBIA Inc.	2,209,904	30,917
	Iberiabank Corp.	438,733	30,777
^	Lexington Realty Trust	2,810,729	30,665
	Valley National Bancorp	2,943,978	30,647
	Alexander & Baldwin Inc.	715,223	30,440
	Colony Financial Inc.	1,385,448	30,411
*	Strategic Hotels & Resorts Inc.	2,948,639	30,047
	Home BancShares Inc.	872,657	30,037
	First Financial Bankshares Inc.	484,967	29,966
*	Altisource Portfolio Solutions SA	245,444	29,861
	Symetra Financial Corp.	1,472,164	29,178
	United Bankshares Inc.	946,891	28,994
	Chambers Street Properties	3,717,864	28,888
*	Western Alliance Bancorp	1,173,049	28,857
	Cathay General Bancorp	1,132,752	28,534
	Hatteras Financial Corp.	1,505,268	28,374
	EastGroup Properties Inc.	450,041	28,312
	Erie Indemnity Co. Class A	405,437	28,283
^	Ryman Hospitality Properties Inc.	658,789	28,012
	Platinum Underwriters Holdings Ltd.	465,545	27,979
*	Altisource Asset Management Corp.	25,565	27,473
	Kemper Corp.	698,077	27,344
	Capitol Federal Financial Inc.	2,142,965	26,894
	Sun Communities Inc.	588,162	26,520
	RLI Corp.	596,594	26,393
	EverBank Financial Corp.	1,335,753	26,354
	Artisan Partners Asset Management Inc. Class A	409,107	26,285
	Altisource Residential Corp.	829,325	26,173
	Janus Capital Group Inc.	2,383,111	25,904
	Redwood Trust Inc.	1,267,597	25,707
	MB Financial Inc.	823,952	25,510
	Trustmark Corp.	1,005,379	25,486
	PS Business Parks Inc.	303,021	25,339

Newcastle Investment Corp.	5,370,859	25,243
Mack-Cali Realty Corp.	1,213,390	25,226
New Residential Investment Corp.	3,888,320	25,157
National Health Investors Inc.	412,779	24,957
^ PacWest Bancorp	577,897	24,855
Washington REIT	1,040,024	24,836
* Virtus Investment Partners Inc.	142,443	24,667
PennyMac Mortgage Investment Trust	1,025,100	24,500
American Equity Investment Life Holding Co.	1,036,734	24,488
Evercore Partners Inc. Class A	440,083	24,315
Potlatch Corp.	628,358	24,311
* Hilltop Holdings Inc.	1,018,943	24,241
DuPont Fabros Technology Inc.	1,006,226	24,220
Kennedy-Wilson Holdings Inc.	1,055,889	23,768
Home Loan Servicing Solutions Ltd.	1,093,656	23,623
CVB Financial Corp.	1,476,183	23,471
Old National Bancorp	1,573,707	23,464
ARMOUR Residential REIT Inc.	5,674,318	23,378
Columbia Banking System Inc.	818,302	23,338
Equity One Inc.	1,041,503	23,267
Community Bank System Inc.	595,696	23,244
BOK Financial Corp.	334,003	23,063
First Financial Holdings Inc.	366,193	22,931
Acadia Realty Trust	861,128	22,717
Glimcher Realty Trust	2,205,892	22,125
Investors Bancorp Inc.	795,892	21,998
Government Properties Income Trust	857,369	21,606
Montpelier Re Holdings Ltd.	725,278	21,584
* First Cash Financial Services Inc.	427,426	21,568
* Ambac Financial Group Inc.	688,834	21,375
Westamerica Bancorporation	395,173	21,371
* WisdomTree Investments Inc.	1,619,626	21,249
Greenhill & Co. Inc.	408,204	21,218
CYS Investments Inc.	2,555,755	21,111
International Bancshares Corp.	833,225	20,897
LTC Properties Inc.	551,203	20,742
BBCN Bancorp Inc.	1,191,041	20,414
Parkway Properties Inc.	1,115,979	20,367
Hudson Pacific Properties Inc.	877,470	20,243
First Midwest Bancorp Inc.	1,173,266	20,039
Mercury General Corp.	442,199	19,934
Chesapeake Lodging Trust	773,716	19,908
Pinnacle Financial Partners Inc.	526,735	19,747
National Penn Bancshares Inc.	1,886,727	19,716
Northwest Bancshares Inc.	1,349,664	19,705
First Citizens BancShares Inc. Class A	81,771	19,686
Selective Insurance Group Inc.	817,617	19,067
Argo Group International Holdings Ltd.	415,066	19,052
Capstead Mortgage Corp.	1,469,568	18,605
American Assets Trust Inc.	542,470	18,303
Sterling Financial Corp.	545,596	18,185
Horace Mann Educators Corp.	623,419	18,079
Astoria Financial Corp.	1,304,776	18,032
HFF Inc. Class A	529,368	17,792
Pennsylvania REIT	985,604	17,790
BGC Partners Inc. Class A	2,719,656	17,787
Union First Market Bankshares Corp.	695,191	17,672

	Empire State Realty Trust Inc.	1,163,117	17,575
*	iStar Financial Inc.	1,181,549	17,440
^	AmTrust Financial Services Inc.	462,014	17,376
*	Starwood Waypoint Residential Trust	599,569	17,262
	Franklin Street Properties Corp.	1,363,622	17,182
	Education Realty Trust Inc.	1,737,340	17,148
*	Encore Capital Group Inc.	373,985	17,091
	Interactive Brokers Group Inc.	788,172	17,080
	Hersha Hospitality Trust Class A	2,907,148	16,949
	Sabra Health Care REIT Inc.	606,497	16,915
	Ramco-Gershenson Properties Trust	1,034,135	16,856
	Cash America International Inc.	435,275	16,854
	STAG Industrial Inc.	695,607	16,764
*,^ Trulia Inc.		504,892	16,762
	SLM Corp.	683,972	16,744
	ViewPoint Financial Group Inc.	574,114	16,563
*,^ Walter Investment Management Corp.		543,018	16,198
	American Capital Mortgage Investment Corp.	859,901	16,140
	Boston Private Financial Holdings Inc.	1,190,556	16,108
	First Financial Bancorp	883,584	15,887
	Retail Opportunity Investments Corp.	1,062,067	15,867
	Provident Financial Services Inc.	861,945	15,834
	Brixmor Property Group Inc.	742,016	15,827
*	TFS Financial Corp.	1,263,632	15,707
*	BofI Holding Inc.	182,993	15,692
	NBT Bancorp Inc.	638,160	15,609
	FelCor Lodging Trust Inc.	1,714,368	15,498
*	St. Joe Co.	795,474	15,313
	Sterling Bancorp	1,179,981	14,939
	Chemical Financial Corp.	460,326	14,938
*	Enstar Group Ltd.	109,210	14,886
	Blackstone Mortgage Trust Inc. Class A	513,504	14,763
*	Greenlight Capital Re Ltd. Class A	445,531	14,613
	Investors Real Estate Trust	1,626,059	14,602
	NRG Yield Inc. Class A	364,078	14,392
	First Commonwealth Financial Corp.	1,540,493	13,926
	Inland Real Estate Corp.	1,319,739	13,923
^	RCS Capital Corp.	357,117	13,899
	Associated Estates Realty Corp.	816,634	13,834
*	eHealth Inc.	271,761	13,805
	Park National Corp.	179,103	13,771
	Independent Bank Corp.	348,400	13,717
	Nelnet Inc. Class A	330,819	13,530
	Renasant Corp.	464,683	13,499
	WesBanco Inc.	418,872	13,333
	Ashford Hospitality Trust Inc.	1,176,734	13,262
*	Credit Acceptance Corp.	92,118	13,095
	National Bank Holdings Corp. Class A	650,969	13,065
	Select Income REIT	429,170	12,991
*	United Community Banks Inc.	656,810	12,749
	Banner Corp.	304,430	12,546
*	Harbinger Group Inc.	1,024,813	12,533
*	KCG Holdings Inc. Class A	1,046,056	12,479
	Summit Hotel Properties Inc.	1,337,280	12,410
*	Eagle Bancorp Inc.	343,462	12,399
	AMERISAFE Inc.	281,517	12,361
	OFG Bancorp	717,204	12,329

	Kite Realty Group Trust	2,036,917	12,222
	Central Pacific Financial Corp.	599,520	12,110
	First Merchants Corp.	548,639	11,873
^	Cohen & Steers Inc.	293,094	11,680
*	Arrowhead Research Corp.	704,485	11,568
	Stewart Information Services Corp.	327,353	11,500
	First Potomac Realty Trust	889,803	11,496
	Alexander's Inc.	31,602	11,408
	Wilshire Bancorp Inc.	1,013,124	11,246
	Infinity Property & Casualty Corp.	165,515	11,194
*,^ Nationstar Mortgage Holdings Inc.		344,426	11,180
*	Investment Technology Group Inc.	551,118	11,133
*	Piper Jaffray Cos.	242,432	11,103
	Safety Insurance Group Inc.	205,619	11,073
	Hanmi Financial Corp.	472,469	11,009
	Anworth Mortgage Asset Corp.	2,213,554	10,979
*	First BanCorp	1,968,955	10,711
*	Capital Bank Financial Corp.	424,433	10,658
*	NMI Holdings Inc. Class A	909,017	10,654
*	Navigators Group Inc.	170,311	10,455
	Brookline Bancorp Inc.	1,108,559	10,443
	CoreSite Realty Corp.	335,934	10,414
	RAIT Financial Trust	1,220,594	10,363
*	Synergy Resources Corp.	953,659	10,252
	Resource Capital Corp.	1,831,821	10,203
*	Bancorp Inc.	541,120	10,178
	City Holding Co.	225,636	10,122
	S&T Bancorp Inc.	422,251	10,007
	Maiden Holdings Ltd.	795,651	9,930
*,^ World Acceptance Corp.		132,079	9,916
	Employers Holdings Inc.	480,486	9,720
	Oritani Financial Corp.	609,941	9,643
	Apollo Commercial Real Estate Finance Inc.	576,017	9,579
	TrustCo Bank Corp. NY	1,356,329	9,549
	Lakeland Financial Corp.	235,246	9,462
	Berkshire Hills Bancorp Inc.	363,521	9,408
	Rouse Properties Inc.	544,946	9,395
	Sandy Spring Bancorp Inc.	374,460	9,354
*	Springleaf Holdings Inc.	369,172	9,285
*	PICO Holdings Inc.	356,019	9,253
*	TESARO Inc.	313,152	9,232
	United Fire Group Inc.	302,281	9,174
	Flushing Financial Corp.	434,001	9,144
*	Forestar Group Inc.	506,536	9,016
	Silver Bay Realty Trust Corp.	577,005	8,955
*	American Residential Properties Inc.	497,037	8,937
	Excel Trust Inc.	696,495	8,832
	WSFS Financial Corp.	122,951	8,782
	New York Mortgage Trust Inc.	1,107,639	8,617
	FXCM Inc. Class A	583,377	8,616
	Campus Crest Communities Inc.	987,516	8,572
*	Green Dot Corp. Class A	435,460	8,505
	Community Trust Bancorp Inc.	204,772	8,494
*	Ladder Capital Corp. Class A	449,538	8,487
	Simmons First National Corp. Class A	226,733	8,450
*	Ameris Bancorp	356,427	8,305
*	Ezcorp Inc. Class A	767,418	8,280

State Bank Financial Corp.	464,952	8,225
Saul Centers Inc.	173,172	8,201
First Interstate Bancsystem Inc.	289,056	8,157
Cardinal Financial Corp.	457,096	8,150
* MoneyGram International Inc.	460,658	8,131
Tompkins Financial Corp.	165,903	8,123
National Western Life Insurance Co. Class A	32,970	8,061
* Tejon Ranch Co.	237,419	8,032
Apollo Residential Mortgage Inc.	494,875	8,032
Chatham Lodging Trust	390,406	7,894
Southside Bancshares Inc.	246,295	7,729
Arlington Asset Investment Corp. Class A	289,911	7,677
* First NBC Bank Holding Co.	220,080	7,672
AG Mortgage Investment Trust Inc.	436,480	7,643
* Safeguard Scientifics Inc.	343,471	7,618
Washington Trust Bancorp Inc.	201,440	7,548
* Beneficial Mutual Bancorp Inc.	572,056	7,545
Dime Community Bancshares Inc.	440,923	7,487
* Xoom Corp.	375,114	7,322
Getty Realty Corp.	386,749	7,306
Universal Health Realty Income Trust	171,355	7,238
* Customers Bancorp Inc.	345,624	7,213
Dynex Capital Inc.	781,496	6,994
FBL Financial Group Inc. Class A	161,288	6,987
* Flagstar Bancorp Inc.	311,935	6,931
Westwood Holdings Group Inc.	110,292	6,914
* Cowen Group Inc. Class A	1,562,659	6,891
* Move Inc.	591,200	6,834
Agree Realty Corp.	220,122	6,694
Cedar Realty Trust Inc.	1,091,294	6,668
Terreno Realty Corp.	350,526	6,628
CoBiz Financial Inc.	570,275	6,570
Urstadt Biddle Properties Inc. Class A	315,655	6,521
First Busey Corp.	1,110,169	6,439
1st Source Corp.	199,438	6,400
Aviv REIT Inc.	252,604	6,176
Heartland Financial USA Inc.	226,652	6,117
CyrusOne Inc.	285,065	5,938
SY Bancorp Inc.	187,387	5,929
TowneBank	382,084	5,926
^ Western Asset Mortgage Capital Corp.	373,649	5,844
Winthrop Realty Trust	502,085	5,819
Universal Insurance Holdings Inc.	456,148	5,793
* PennyMac Financial Services Inc. Class A	334,341	5,563
Monmouth Real Estate Investment Corp. Class A	582,899	5,561
Ares Commercial Real Estate Corp.	414,500	5,558
Ashford Hospitality Prime Inc.	365,130	5,521
GAMCO Investors Inc.	70,686	5,489
Rockville Financial Inc.	402,054	5,464
* Taylor Capital Group Inc.	222,089	5,312
Diamond Hill Investment Group Inc.	40,313	5,299
* NewStar Financial Inc.	376,921	5,224
Lakeland Bancorp Inc.	462,616	5,204
BancFirst Corp.	90,951	5,151
First Financial Corp.	151,139	5,090
Southwest Bancorp Inc.	286,845	5,066
United Financial Bancorp Inc.	273,079	5,022

*	DFC Global Corp.	568,522	5,020
	OneBeacon Insurance Group Ltd. Class A	324,630	5,019
	HCI Group Inc.	137,731	5,013
	Bryn Mawr Bank Corp.	173,437	4,983
	Enterprise Financial Services Corp.	246,803	4,953
	Trico Bancshares	188,088	4,877
	Arrow Financial Corp.	183,576	4,854
*	Walker & Dunlop Inc.	296,639	4,850
	First Bancorp	254,662	4,839
	Financial Institutions Inc.	209,319	4,819
	German American Bancorp Inc.	166,609	4,813
	Whitestone REIT	325,575	4,701
*	Ladenburg Thalmann Financial Services Inc.	1,545,054	4,666
	Centerstate Banks Inc.	426,587	4,658
*,^ Blackhawk Network Holdings Inc.		190,870	4,655
	State Auto Financial Corp.	218,275	4,651
	AmREIT Inc.	280,353	4,645
	QTS Realty Trust Inc. Class A	185,128	4,645
*	Preferred Bank	177,363	4,604
*	FBR & Co.	178,040	4,599
*	Tree.com Inc.	148,135	4,598
	Univest Corp. of Pennsylvania	224,075	4,598
	First of Long Island Corp.	112,452	4,567
*	Phoenix Cos. Inc.	86,171	4,459
	Camden National Corp.	107,679	4,436
	MainSource Financial Group Inc.	258,725	4,424
	Gramercy Property Trust Inc.	856,451	4,419
	Great Southern Bancorp Inc.	146,647	4,404
*	Regional Management Corp.	177,317	4,373
	Fidelity & Guaranty Life	184,536	4,355
*	Citizens Inc. Class A	585,716	4,334
	Northfield Bancorp Inc.	335,536	4,315
	Physicians Realty Trust	308,651	4,296
	Federal Agricultural Mortgage Corp.	129,190	4,296
*	INTL. FCStone Inc.	227,959	4,288
*	Tristate Capital Holdings Inc.	299,731	4,259
*	RE/MAX Holdings Inc.	147,699	4,258
	Rexford Industrial Realty Inc.	300,229	4,257
*	Independent Bank Corp.	324,057	4,206
	Bridge Bancorp Inc.	157,073	4,195
	Meadowbrook Insurance Group Inc.	719,284	4,193
*	Performant Financial Corp.	460,465	4,167
*	HomeTrust Bancshares Inc.	263,725	4,162
	Calamos Asset Management Inc. Class A	321,222	4,153
	Independent Bank Group Inc.	70,588	4,147
	Oppenheimer Holdings Inc. Class A	147,342	4,133
	Yadkin Financial Corp.	192,611	4,124
	Center Bancorp Inc.	215,680	4,098
	Armada Hoffler Properties Inc.	407,736	4,094
	Hudson Valley Holding Corp.	214,031	4,077
	GFI Group Inc.	1,141,081	4,051
	First Community Bancshares Inc.	245,292	4,013
	Arbor Realty Trust Inc.	576,545	3,990
	Gladstone Commercial Corp.	228,839	3,968
	Bank Mutual Corp.	625,218	3,964
	West Bancorporation Inc.	260,861	3,962
	Park Sterling Corp.	592,213	3,938

Heritage Financial Corp.	230,257	3,896
* Metro Bancorp Inc.	183,047	3,870
Washington Banking Co.	213,187	3,790
First Connecticut Bancorp Inc.	240,249	3,762
United Insurance Holdings Corp.	257,401	3,761
Seacoast Banking Corp. of Florida	340,760	3,748
BNC Bancorp	210,720	3,652
* BBX Capital Corp.	186,856	3,634
* Suffolk Bancorp	160,926	3,589
First Defiance Financial Corp.	130,741	3,546
* Pacific Premier Bancorp Inc.	219,497	3,543
One Liberty Properties Inc.	165,775	3,534
OceanFirst Financial Corp.	198,894	3,518
* Meridian Interstate Bancorp Inc.	135,156	3,456
Fidelity Southern Corp.	247,380	3,456
* CatchMark Timber Trust Inc. Class A	245,423	3,448
Charter Financial Corp.	318,192	3,440
Manning & Napier Inc.	202,873	3,402
1st United Bancorp Inc.	438,276	3,357
Bank of Marin Bancorp	74,157	3,339
CNB Financial Corp.	188,717	3,337
National Bankshares Inc.	91,093	3,326
Peoples Bancorp Inc.	133,701	3,306
Pacific Continental Corp.	237,114	3,263
* Bridge Capital Holdings	136,907	3,253
HomeStreet Inc.	165,863	3,243
Marlin Business Services Corp.	155,534	3,237
OmniAmerican Bancorp Inc.	141,005	3,214
* SWS Group Inc.	428,483	3,205
Citizens & Northern Corp.	161,906	3,191
* Global Indemnity plc	121,107	3,190
Guaranty Bancorp	223,224	3,181
Consolidated-Tomoka Land Co.	78,365	3,157
Republic Bancorp Inc. Class A	138,450	3,129
Hannon Armstrong Sustainable Infrastructure Capital Inc.	217,909	3,127
Baldwin & Lyons Inc.	117,958	3,101
* ConnectOne Bancorp Inc.	62,737	3,072
EMC Insurance Group Inc.	85,344	3,032
* Franklin Financial Corp.	154,702	3,026
National Interstate Corp.	110,738	2,969
Kansas City Life Insurance Co.	59,723	2,879
Penns Woods Bancorp Inc.	57,450	2,802
Donegal Group Inc. Class A	191,748	2,796
Meta Financial Group Inc.	62,177	2,789
Home Federal Bancorp Inc.	179,058	2,786
Territorial Bancorp Inc.	128,669	2,779
Heritage Commerce Corp.	343,871	2,772
Peapack Gladstone Financial Corp.	124,922	2,748
Banc of California Inc.	222,399	2,729
* Kearny Financial Corp.	183,610	2,714
Federated National Holding Co.	146,395	2,682
Bank of Kentucky Financial Corp.	71,405	2,681
* AV Homes Inc.	146,389	2,648
JAVELIN Mortgage Investment Corp.	196,937	2,641
* JGWPT Holdings Inc. Class A	142,708	2,606
Sierra Bancorp	160,204	2,550
BankFinancial Corp.	249,542	2,490

	Ames National Corp.	111,888	2,466
*	CommunityOne Bancorp	219,784	2,466
	American National Bankshares Inc.	103,500	2,434
	Tower Group International Ltd.	899,903	2,430
	Horizon Bancorp	108,982	2,428
	Macatawa Bank Corp.	476,968	2,404
	Westfield Financial Inc.	317,429	2,365
	ESSA Bancorp Inc.	216,456	2,353
	UMH Properties Inc.	239,570	2,343
*	Heritage Oaks Bancorp	288,131	2,328
*	Farmers Capital Bank Corp.	102,197	2,295
*,^ Ohr Pharmaceutical Inc.		168,364	2,291
	MidWestOne Financial Group Inc.	90,150	2,275
	First Business Financial Services Inc.	48,098	2,269
*	North Valley Bancorp	93,546	2,262
*	United Community Financial Corp.	575,151	2,255
*	CU Bancorp	122,028	2,245
	Fox Chase Bancorp Inc.	133,131	2,243
	Mercantile Bank Corp.	108,070	2,228
	Merchants Bancshares Inc.	68,100	2,221
*	NewBridge Bancorp	306,244	2,187
	ESB Financial Corp.	165,041	2,157
	First Bancorp Inc.	131,912	2,150
	Northrim BanCorp Inc.	82,417	2,117
*	Reis Inc.	116,004	2,094
*	Sun Bancorp Inc.	616,415	2,071
	Firstbank Corp.	110,168	2,057
*	BSB Bancorp Inc.	119,133	2,050
	Gain Capital Holdings Inc.	189,015	2,043
	Capital City Bank Group Inc.	153,843	2,043
*	Marcus & Millichap Inc.	113,481	2,024
*	Intervest Bancshares Corp. Class A	265,354	1,977
	Resource America Inc. Class A	230,302	1,974
	Simplicity Bancorp Inc.	111,966	1,971
	Waterstone Financial Inc.	188,448	1,958
*	Hemisphere Media Group Inc.	153,914	1,938
	First Financial Northwest Inc.	187,439	1,903
	Heritage Financial Group Inc.	95,993	1,886
*	Orrstown Financial Services Inc.	110,799	1,841
	Pzena Investment Management Inc. Class A	150,887	1,776
	Preferred Apartment Communities Inc. Class A	220,496	1,775
*	Consumer Portfolio Services Inc.	258,627	1,769
	Bar Harbor Bankshares	45,272	1,736
*	UCP Inc.	112,780	1,698
	Enterprise Bancorp Inc.	82,368	1,675
*	First Security Group Inc.	801,765	1,668
	Provident Financial Holdings Inc.	107,579	1,659
	MidSouth Bancorp Inc.	97,883	1,647
*	Stonegate Mortgage Corp.	108,735	1,616
*	Blue Capital Reinsurance Holdings Ltd.	91,927	1,599
*	Home Bancorp Inc.	75,867	1,592
	Cherry Hill Mortgage Investment Corp.	84,544	1,585
	Ellington Residential Mortgage REIT	92,350	1,563
*	Hampton Roads Bankshares Inc.	969,550	1,542
	SI Financial Group Inc.	135,597	1,528
^	CM Finance Inc.	97,605	1,522
*	Hallmark Financial Services Inc.	181,402	1,507

* Pacific Mercantile Bancorp	242,517	1,506
* Imperial Holdings Inc.	260,670	1,499
Clifton Savings Bancorp Inc.	127,014	1,489
Doral Financial Corp.	170,120	1,477
JMP Group Inc.	206,675	1,469
Independence Realty Trust Inc.	163,840	1,460
Century Bancorp Inc. Class A	42,768	1,459
Old Line Bancshares Inc.	82,274	1,419
Orchid Island Capital Inc.	119,445	1,419
Trade Street Residential Inc.	186,332	1,412
MutualFirst Financial Inc.	74,012	1,405
Investors Title Co.	18,455	1,401
Fifth Street Senior Floating Rate Corp.	96,944	1,394
C&F Financial Corp.	41,829	1,386
Independence Holding Co.	102,021	1,369
Codorus Valley Bancorp Inc.	63,708	1,335
Cape Bancorp Inc.	120,787	1,329
First Internet Bancorp	57,249	1,304
Chemung Financial Corp.	47,432	1,286
Five Oaks Investment Corp.	113,965	1,271
ZAIS Financial Corp.	74,998	1,249
Farmers National Banc Corp.	162,017	1,244
Access National Corp.	76,649	1,242
Silvercrest Asset Management Group Inc. Class A	66,346	1,213
Monarch Financial Holdings Inc.	98,242	1,204
* VantageSouth Bancshares Inc.	170,481	1,198
Hingham Institution for Savings	15,243	1,197
* Republic First Bancorp Inc.	308,077	1,186
Middleburg Financial Corp.	67,282	1,185
* Maui Land & Pineapple Co. Inc.	183,834	1,180
Teche Holding Co.	14,723	1,163
Pulaski Financial Corp.	108,562	1,145
Urstadt Biddle Properties Inc.	63,312	1,122
* Asta Funding Inc.	129,928	1,075
* Atlas Financial Holdings Inc.	77,551	1,062
NASB Financial Inc.	41,451	1,045
* Sorrento Therapeutics Inc.	79,798	1,023
Federal Agricultural Mortgage Corp. Class A	38,986	1,009
* Westbury Bancorp Inc.	68,678	1,005
AmeriServ Financial Inc.	260,540	1,003
* Community Bankers Trust Corp.	245,057	991
HopFed Bancorp Inc.	82,791	966
Bank of Commerce Holdings	139,900	942
Ameriana Bancorp	68,169	934
Northeast Bancorp	99,071	927
* First Acceptance Corp.	371,196	924
Alliance Bancorp Inc. of Pennsylvania	58,843	903
* American River Bankshares	96,557	891
QCR Holdings Inc.	50,885	873
* Riverview Bancorp Inc.	249,239	850
* Shore Bancshares Inc.	86,871	826
Peoples Federal Bancshares Inc.	45,951	823
Premier Financial Bancorp Inc.	56,957	817
Cheviot Financial Corp.	78,989	816
MicroFinancial Inc.	101,793	801
Intersections Inc.	135,760	801
Timberland Bancorp Inc.	73,350	785

Owens Realty Mortgage Inc.	52,201	770
* Atlantic Coast Financial Corp.	171,014	768
* Old Second Bancorp Inc.	166,779	767
* Eastern Virginia Bankshares Inc.	116,474	751
US Global Investors Inc. Class A	227,235	729
First Marblehead Corp.	120,617	729
* Coastway Bancorp Inc.	68,646	706
Gleacher & Co. Inc.	60,772	692
* Naugatuck Valley Financial Corp.	91,875	692
* ZipRealty Inc.	202,960	666
FS Bancorp Inc.	40,502	664
Gladstone Land Corp.	46,867	663
Tower Financial Corp.	26,602	661
* Health Insurance Innovations Inc. Class A	63,754	659
Life Partners Holdings Inc.	230,077	658
* Fortegra Financial Corp.	91,069	640
* Malvern Bancorp Inc.	58,990	610
Bancorp of New Jersey Inc.	43,131	592
Old Point Financial Corp.	33,438	567
* ASB Bancorp Inc.	31,758	565
* Hamilton Bancorp Inc.	39,671	555
PMC Commercial Trust	115,492	530
* Square 1 Financial Inc. Class A	26,257	528
* First Bank/Hamilton	79,347	516
Hampden Bancorp Inc.	31,965	505
* First United Corp.	63,487	480
* Guaranty Federal Bancshares Inc.	36,956	474
* World Energy Solutions Inc.	98,000	472
First Bancshares Inc.	31,881	462
LSB Financial Corp.	15,863	454
* Jefferson Bancshares Inc.	55,972	435
California First National Bancorp	27,285	419
* Polonia Bancorp Inc.	41,525	404
* Community West Bancshares	57,794	402
Wheeler REIT Inc.	87,100	395
Bank of South Carolina Corp.	25,707	385
CIFC Corp.	46,937	382
* MBT Financial Corp.	69,127	340
* OBA Financial Services Inc.	18,591	340
First Clover Leaf Financial Corp.	35,769	338
United Bancorp Inc.	37,310	316
* Security National Financial Corp. Class A	77,316	314
Impac Mortgage Holdings Inc.	50,245	301
Sotherly Hotels Inc.	46,851	298
Salisbury Bancorp Inc.	10,606	286
* First Federal Bancshares of Arkansas Inc.	31,027	285
Eagle Bancorp Montana Inc.	24,838	277
FedFirst Financial Corp.	13,632	274
SB Financial Group Inc.	31,952	267
Institutional Financial Markets Inc.	123,873	262
United Community Bancorp	22,954	262
* Carolina Trust Bank	60,700	255
* Atlanticus Holdings Corp.	102,863	236
* Royal Bancshares of Pennsylvania Inc.	66,904	221
IF Bancorp Inc.	12,547	204
* CMS Bancorp Inc.	20,755	197
QC Holdings Inc.	83,632	195

*,^ Carver Bancorp Inc.		15,269	194
	LNB Bancorp Inc.	16,725	191
*	Investors Capital Holdings Ltd.	26,027	186
	Sound Financial Bancorp Inc.	10,290	179
*,^ Transcontinental Realty Investors Inc.		11,899	172
	First Savings Financial Group Inc.	7,188	168
*	Southern First Bancshares Inc.	10,989	152
	Donegal Group Inc. Class B	5,255	142
	Madison County Financial Inc.	7,441	134
*	Carolina Bank Holdings Inc.	12,813	131
	Summit State Bank	11,837	129
	Baylake Corp.	10,002	127
*	American Realty Investors Inc.	13,331	126
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	33,339	122
*	ForceField Energy Inc.	20,496	119
*	HMN Financial Inc.	12,006	118
	WVS Financial Corp.	9,511	110
	Vestin Realty Mortgage II Inc.	18,880	105
*	Parke Bancorp Inc.	9,212	103
*	Patriot National Bancorp Inc.	76,901	99
	Citizens Community Bancorp Inc.	10,966	88
	NB&T Financial Group Inc.	4,604	87
	Laporte Bancorp Inc.	7,600	82
*	Income Opportunity Realty Investors Inc.	12,450	76
	Kingstone Cos. Inc.	9,845	69
*	First Capital Bancorp Inc.	15,542	65
*	Southcoast Financial Corp.	7,197	52
	Community Financial Corp.	2,200	47
	Athens Bancshares Corp.	2,213	45
	Atlantic American Corp.	11,680	43
*	Citizens First Corp.	3,299	35
*	Power REIT	3,836	34
*	Jacksonville Bancorp Inc.	3,110	33
*	SP Bancorp Inc.	1,600	32
*	Porter Bancorp Inc.	25,719	30
*	Internet Patents Corp.	8,626	28
*	Cordia Bancorp Inc.	5,680	25
	Northeast Community Bancorp Inc.	3,400	24
	River Valley Bancorp	629	17
	Home Federal Bancorp Inc.	780	15
	HMG Courtland Properties	645	11
*	Wellesley Bank	415	8
*	InterGroup Corp.	301	6
	Oconee Federal Financial Corp.	300	5
*	Valley National Bancorp Warrants Exp. 06/30/2015	6,511	1
			60,113,265
Health Care (12.2%)
	Johnson & Johnson	43,763,753	4,298,913
	Pfizer Inc.	98,759,167	3,172,144
	Merck & Co. Inc.	45,493,326	2,582,656
*	Gilead Sciences Inc.	23,787,982	1,685,616
	Amgen Inc.	11,674,225	1,439,899
	Bristol-Myers Squibb Co.	25,524,688	1,326,008
	AbbVie Inc.	24,574,886	1,263,149
	UnitedHealth Group Inc.	15,298,546	1,254,328
*	Biogen Idec Inc.	3,655,830	1,118,209
	Medtronic Inc.	15,465,992	951,777

Abbott Laboratories	23,857,086	918,736
Eli Lilly & Co.	15,589,754	917,613
* Express Scripts Holding Co.	11,993,425	900,586
* Celgene Corp.	6,276,513	876,201
Thermo Fisher Scientific Inc.	6,047,914	727,201
Baxter International Inc.	8,388,839	617,251
Allergan Inc.	4,612,152	572,368
* Actavis plc	2,692,513	554,254
Covidien plc	6,969,326	513,361
* Alexion Pharmaceuticals Inc.	3,058,478	465,286
WellPoint Inc.	4,362,473	434,284
Aetna Inc.	5,602,924	420,051
* Regeneron Pharmaceuticals Inc.	1,209,768	363,269
Stryker Corp.	4,372,203	356,203
Cigna Corp.	4,251,284	355,960
Becton Dickinson and Co.	2,988,857	349,935
* Forest Laboratories Inc.	3,771,980	348,041
Perrigo Co. plc	1,964,839	303,882
* Illumina Inc.	1,981,457	294,563
St. Jude Medical Inc.	4,378,289	286,296
* Mylan Inc.	5,751,520	280,847
* Boston Scientific Corp.	20,532,292	277,597
Humana Inc.	2,397,618	270,260
* Intuitive Surgical Inc.	589,860	258,353
* Vertex Pharmaceuticals Inc.	3,639,173	257,362
* HCA Holdings Inc.	4,821,155	253,111
Zimmer Holdings Inc.	2,628,924	248,644
Zoetis Inc.	7,713,819	223,238
* DaVita HealthCare Partners Inc.	3,123,439	215,049
CR Bard Inc.	1,198,936	177,419
* Henry Schein Inc.	1,321,407	157,736
* BioMarin Pharmaceutical Inc.	2,233,444	152,343
* Endo Health Solutions Inc.	2,191,745	150,463
* Varian Medical Systems Inc.	1,627,208	136,669
* Waters Corp.	1,246,640	135,148
* Laboratory Corp. of America Holdings	1,343,527	131,948
* CareFusion Corp.	3,248,923	130,672
Quest Diagnostics Inc.	2,237,915	129,620
* Edwards Lifesciences Corp.	1,683,658	124,877
* Incyte Corp. Ltd.	2,298,586	123,020
* Jazz Pharmaceuticals plc	851,653	118,107
Universal Health Services Inc. Class B	1,400,382	114,929
* Hospira Inc.	2,564,723	110,924
Cooper Cos. Inc.	753,012	103,434
DENTSPLY International Inc.	2,194,132	101,018
* Alkermes plc	2,221,400	97,942
^ ResMed Inc.	2,185,904	97,688
* IDEXX Laboratories Inc.	796,043	96,640
* MEDNAX Inc.	1,551,315	96,151
* Salix Pharmaceuticals Ltd.	926,320	95,976
* Pharmacyclics Inc.	922,548	92,458
* Covance Inc.	867,854	90,170
* Cubist Pharmaceuticals Inc.	1,148,204	83,991
* Isis Pharmaceuticals Inc.	1,808,135	78,130
* Hologic Inc.	3,593,098	77,252
* Medivation Inc.	1,177,233	75,779
* Seattle Genetics Inc.	1,595,665	72,699

	Teleflex Inc.	645,338	69,206
*	United Therapeutics Corp.	698,977	65,725
*	Tenet Healthcare Corp.	1,527,075	65,374
*	Community Health Systems Inc.	1,657,802	64,936
*	Sirona Dental Systems Inc.	853,213	63,709
	Questcor Pharmaceuticals Inc.	887,527	57,627
*	Mallinckrodt plc	899,488	57,037
*	Align Technology Inc.	1,067,269	55,274
*	Cepheid Inc.	1,069,730	55,177
*	Intercept Pharmaceuticals Inc.	164,174	54,143
	Patterson Cos. Inc.	1,245,189	51,999
*	Centene Corp.	824,150	51,303
*	Brookdale Senior Living Inc. Class A	1,528,945	51,235
*	Quintiles Transnational Holdings Inc.	997,472	50,642
*	InterMune Inc.	1,498,401	50,152
	Techne Corp.	578,111	49,353
*	Team Health Holdings Inc.	1,074,844	48,099
*	PAREXEL International Corp.	868,937	47,001
*	Alnylam Pharmaceuticals Inc.	693,242	46,544
*	DexCom Inc.	1,120,622	46,349
	HealthSouth Corp.	1,281,023	46,027
	West Pharmaceutical Services Inc.	1,043,901	45,984
*	Charles River Laboratories International Inc.	761,388	45,942
	STERIS Corp.	926,128	44,223
*	NPS Pharmaceuticals Inc.	1,427,928	42,738
*	WellCare Health Plans Inc.	672,623	42,725
*	Bio-Rad Laboratories Inc. Class A	324,091	41,523
*	Alere Inc.	1,204,046	41,359
*	Puma Biotechnology Inc.	395,505	41,188
*	Health Net Inc.	1,191,223	40,514
*	Insulet Corp.	845,205	40,080
*,^ Myriad Genetics Inc.		1,149,489	39,301
*	LifePoint Hospitals Inc.	691,068	37,698
*	Envision Healthcare Holdings Inc.	1,113,671	37,676
*,^ Theravance Inc.		1,206,227	37,321
*	Bruker Corp.	1,578,401	35,972
	Hill-Rom Holdings Inc.	902,611	34,787
*	Pacira Pharmaceuticals Inc.	493,247	34,522
	Owens & Minor Inc.	973,607	34,105
*	Thoratec Corp.	879,979	31,512
	Healthcare Services Group Inc.	1,028,981	29,902
*,^ OPKO Health Inc.		3,198,947	29,814
*	ACADIA Pharmaceuticals Inc.	1,203,601	29,284
*	Air Methods Corp.	539,906	28,847
*	Medicines Co.	991,274	28,172
*	NuVasive Inc.	702,391	26,979
*	Impax Laboratories Inc.	1,019,198	26,927
*	Haemonetics Corp.	806,631	26,288
*	HMS Holdings Corp.	1,356,803	25,847
*	Cyberonics Inc.	395,957	25,836
*	Globus Medical Inc.	958,313	25,482
*	Magellan Health Services Inc.	419,491	24,897
*	Acadia Healthcare Co. Inc.	545,679	24,621
*	Celldex Therapeutics Inc.	1,391,138	24,581
*	Akorn Inc.	1,115,397	24,539
*	Acorda Therapeutics Inc.	637,274	24,159
*	Neogen Corp.	534,418	24,022

*	Nektar Therapeutics	1,971,554	23,895
*,^ Keryx Biopharmaceuticals Inc.		1,393,708	23,749
*	Synageva BioPharma Corp.	283,689	23,538
*	Clovis Oncology Inc.	339,490	23,516
*	HeartWare International Inc.	246,171	23,086
*	Wright Medical Group Inc.	739,676	22,982
*	Ironwood Pharmaceuticals Inc. Class A	1,822,385	22,452
*	Amsurg Corp. Class A	472,145	22,229
*	Prestige Brands Holdings Inc.	800,071	21,802
*	ARIAD Pharmaceuticals Inc.	2,701,389	21,773
*	Masimo Corp.	785,588	21,454
*,^ Arena Pharmaceuticals Inc.		3,357,624	21,153
*	Auxilium Pharmaceuticals Inc.	760,184	20,662
^	PDL BioPharma Inc.	2,429,045	20,185
*	ArthroCare Corp.	415,577	20,027
*	ImmunoGen Inc.	1,335,113	19,933
*	Emeritus Corp.	628,989	19,775
*	Ligand Pharmaceuticals Inc.	290,739	19,555
*	Halozyme Therapeutics Inc.	1,538,056	19,533
*	Aegerion Pharmaceuticals Inc.	408,062	18,820
	Kindred Healthcare Inc.	790,661	18,517
	CONMED Corp.	424,170	18,430
*	Neurocrine Biosciences Inc.	1,137,616	18,316
*	Spectranetics Corp.	601,300	18,225
*	Dyax Corp.	2,012,177	18,069
*	Sangamo BioSciences Inc.	989,775	17,895
*	Fluidigm Corp.	402,025	17,717
	Cantel Medical Corp.	522,499	17,619
*	Hanger Inc.	509,893	17,173
*	Molina Healthcare Inc.	454,235	17,061
*	Integra LifeSciences Holdings Corp.	370,458	17,037
*	Volcano Corp.	842,393	16,604
	Analogic Corp.	194,508	15,971
*	Exact Sciences Corp.	1,105,154	15,660
	Select Medical Holdings Corp.	1,220,754	15,198
*	Omnicell Inc.	516,865	14,793
*	ABIOMED Inc.	547,136	14,247
*	Novavax Inc.	3,106,604	14,073
*,^ MannKind Corp.		3,455,233	13,890
*	Intrexon Corp.	528,129	13,885
	Meridian Bioscience Inc.	617,295	13,451
*	Cardiovascular Systems Inc.	414,763	13,185
*,^ Sarepta Therapeutics Inc.		547,453	13,155
*	IPC The Hospitalist Co. Inc.	257,890	12,657
	Ensign Group Inc.	289,882	12,650
*	Depomed Inc.	867,195	12,574
*	Abaxis Inc.	322,629	12,544
*	Quidel Corp.	457,806	12,498
*	Lannett Co. Inc.	347,693	12,420
*	ICU Medical Inc.	206,615	12,372
*	Endologix Inc.	937,315	12,063
*	PharMerica Corp.	427,907	11,973
*,^ Idenix Pharmaceuticals Inc.		1,929,328	11,634
*	Natus Medical Inc.	447,109	11,535
*	NxStage Medical Inc.	890,699	11,348
*	Emergent Biosolutions Inc.	447,126	11,299
*,^ Endocyte Inc.		471,446	11,225

*	Tornier NV	525,548	11,152
*,^ Accuray Inc.		1,140,909	10,953
*	Capital Senior Living Corp.	416,810	10,833
*	Portola Pharmaceuticals Inc.	411,463	10,657
*,^ Bio-Reference Labs Inc.		383,758	10,622
*,^ Inovio Pharmaceuticals Inc.		3,184,103	10,603
*	Luminex Corp.	581,623	10,533
*	Corvel Corp.	207,000	10,300
*	Staar Surgical Co.	545,592	10,257
*,^ Horizon Pharma Inc.		658,448	9,956
*	Insmed Inc.	509,946	9,709
*	Furiex Pharmaceuticals Inc.	111,436	9,695
*,^ Exelixis Inc.		2,720,185	9,629
*	Agios Pharmaceuticals Inc.	245,098	9,596
*,^ Raptor Pharmaceutical Corp.		952,557	9,526
*	Orexigen Therapeutics Inc.	1,441,905	9,372
*	Array BioPharma Inc.	1,944,426	9,139
*	Cynosure Inc. Class A	311,487	9,127
*	Anacor Pharmaceuticals Inc.	444,975	8,904
*	Merit Medical Systems Inc.	621,646	8,890
	Invacare Corp.	465,875	8,884
*	Anika Therapeutics Inc.	215,925	8,875
*	Orthofix International NV	293,136	8,838
*	BioCryst Pharmaceuticals Inc.	830,322	8,785
*	Healthways Inc.	507,652	8,701
*	HealthStream Inc.	324,512	8,664
*	Receptos Inc.	206,376	8,655
*	Infinity Pharmaceuticals Inc.	721,800	8,582
*	Vanda Pharmaceuticals Inc.	527,570	8,573
*	KYTHERA Biopharmaceuticals Inc.	214,521	8,529
*	Momenta Pharmaceuticals Inc.	730,599	8,512
*,^ NewLink Genetics Corp.		288,412	8,191
*	Vivus Inc.	1,363,550	8,100
*	MiMedx Group Inc.	1,276,315	7,824
*	Affymetrix Inc.	1,096,443	7,818
*	Zeltiq Aesthetics Inc.	387,666	7,602
*	Sagent Pharmaceuticals Inc.	324,429	7,582
*	Hi-Tech Pharmacal Co. Inc.	174,090	7,543
*	AVANIR Pharmaceuticals Inc.	2,053,076	7,535
*	Dynavax Technologies Corp.	4,164,619	7,496
*,^ Organovo Holdings Inc.		978,389	7,475
*,^ Accelerate Diagnostics Inc.		340,792	7,433
	Atrion Corp.	23,793	7,284
*,^ Merrimack Pharmaceuticals Inc.		1,409,169	7,102
*	Amedisys Inc.	475,433	7,079
*,^ Rockwell Medical Inc.		557,047	7,052
*	Spectrum Pharmaceuticals Inc.	896,461	7,028
	National Healthcare Corp.	125,887	7,021
*	BioScrip Inc.	990,792	6,916
*	PTC Therapeutics Inc.	263,907	6,899
*	Synergy Pharmaceuticals Inc.	1,298,608	6,896
*	AtriCure Inc.	362,553	6,820
*,^ Dendreon Corp.		2,280,065	6,817
*	Albany Molecular Research Inc.	357,905	6,653
*	OraSure Technologies Inc.	820,044	6,536
*	AMAG Pharmaceuticals Inc.	337,513	6,531
*	Insys Therapeutics Inc.	156,087	6,467

*	Chelsea Therapeutics International Ltd.	1,157,305	6,388
	US Physical Therapy Inc.	181,467	6,273
*	Lexicon Pharmaceuticals Inc.	3,613,259	6,251
*	Antares Pharma Inc.	1,762,280	6,168
*	Repligen Corp.	477,716	6,143
*	XOMA Corp.	1,163,950	6,064
*,^ Cell Therapeutics Inc.		1,774,074	6,032
*	Triple-S Management Corp. Class B	373,587	6,030
*	Repros Therapeutics Inc.	338,963	6,013
*	AngioDynamics Inc.	380,947	6,000
*,^ Omeros Corp.		494,739	5,972
*	Genomic Health Inc.	224,216	5,906
*	GenMark Diagnostics Inc.	593,914	5,904
*	Vascular Solutions Inc.	221,037	5,789
*,^ ZIOPHARM Oncology Inc.		1,258,053	5,762
*,^ Unilife Corp.		1,414,346	5,756
*	Acceleron Pharma Inc.	164,960	5,691
*	Surgical Care Affiliates Inc.	184,222	5,665
*	Ophthotech Corp.	157,787	5,639
*	Rigel Pharmaceuticals Inc.	1,447,589	5,617
*	Symmetry Medical Inc.	550,667	5,540
*	Chimerix Inc.	241,110	5,507
*	Aratana Therapeutics Inc.	292,691	5,432
*	Immunomedics Inc.	1,252,677	5,274
*	Cerus Corp.	1,085,384	5,210
*	Sunesis Pharmaceuticals Inc.	780,441	5,159
*	Hyperion Therapeutics Inc.	197,695	5,101
*	BioDelivery Sciences International Inc.	599,667	5,061
*	Zogenix Inc.	1,764,568	5,020
*	Retrophin Inc.	235,941	5,018
*,^ AcelRx Pharmaceuticals Inc.		414,562	4,979
*	Geron Corp.	2,370,224	4,930
*,^ Peregrine Pharmaceuticals Inc.		2,535,049	4,817
*	SurModics Inc.	212,734	4,808
*,^ Neuralstem Inc.		1,136,284	4,761
*	LHC Group Inc.	213,723	4,715
*	Alliance HealthCare Services Inc.	140,174	4,700
*	XenoPort Inc.	893,056	4,617
*	Corcept Therapeutics Inc.	1,054,460	4,597
	CryoLife Inc.	451,205	4,494
*	Achillion Pharmaceuticals Inc.	1,359,189	4,472
*	Cytokinetics Inc.	470,621	4,471
*	Gentiva Health Services Inc.	478,819	4,367
*	Derma Sciences Inc.	343,723	4,358
*,^ Sequenom Inc.		1,770,965	4,339
*	Idera Pharmaceuticals Inc.	1,056,654	4,311
*	Galectin Therapeutics Inc.	281,574	4,311
*	MacroGenics Inc.	153,721	4,278
*,^ Galena Biopharma Inc.		1,704,421	4,261
*	Pacific Biosciences of California Inc.	787,531	4,213
*	Ampio Pharmaceuticals Inc.	656,265	4,167
*	Progenics Pharmaceuticals Inc.	1,017,717	4,162
*	Epizyme Inc.	181,689	4,137
*	BioTelemetry Inc.	406,569	4,102
*,^ Northwest Biotherapeutics Inc.		562,338	4,071
*	Chindex International Inc.	212,757	4,059
	Universal American Corp.	561,014	3,966

*	Curis Inc.	1,342,943	3,787
*	Cempra Inc.	326,839	3,775
*,^ Foundation Medicine Inc.		116,013	3,755
*	Revance Therapeutics Inc.	118,679	3,738
*	Threshold Pharmaceuticals Inc.	778,817	3,707
*	ANI Pharmaceuticals Inc.	115,261	3,613
*,^ Navidea Biopharmaceuticals Inc.		1,906,864	3,528
	Pozen Inc.	429,036	3,432
*	RTI Surgical Inc.	838,132	3,420
*	Stemline Therapeutics Inc.	167,219	3,405
*	Pain Therapeutics Inc.	617,807	3,398
*	Enanta Pharmaceuticals Inc.	83,048	3,321
*	NanoString Technologies Inc.	159,357	3,291
*,^ Synta Pharmaceuticals Corp.		757,645	3,265
*,^ PhotoMedex Inc.		205,158	3,248
*	Osiris Therapeutics Inc.	246,856	3,241
*,^ Athersys Inc.		978,615	3,171
*	Sciclone Pharmaceuticals Inc.	694,155	3,158
*,^ OncoMed Pharmaceuticals Inc.		93,625	3,151
*	Oncothyreon Inc.	1,046,413	3,129
*	Supernus Pharmaceuticals Inc.	345,272	3,087
*	Almost Family Inc.	132,823	3,068
*	Five Star Quality Care Inc.	628,549	3,055
*	Exactech Inc.	133,119	3,003
*	Verastem Inc.	277,763	2,997
*	Karyopharm Therapeutics Inc.	95,597	2,953
*	Tetraphase Pharmaceuticals Inc.	270,244	2,943
*,^ TearLab Corp.		434,458	2,937
*	MEI Pharma Inc.	258,382	2,876
	Utah Medical Products Inc.	49,349	2,854
*	Agenus Inc.	873,879	2,770
*	Five Prime Therapeutics Inc.	138,820	2,729
*	LDR Holding Corp.	79,153	2,717
*	Discovery Laboratories Inc.	1,261,399	2,712
*	OncoGenex Pharmaceutical Inc.	229,244	2,696
*,^ NeoStem Inc.		379,850	2,678
*,^ CytRx Corp.		766,943	2,677
*,^ ChemoCentryx Inc.		401,600	2,663
*	Mirati Therapeutics Inc.	137,870	2,629
*	Targacept Inc.	541,121	2,570
*	Xencor Inc.	216,547	2,540
*	Regulus Therapeutics Inc.	280,519	2,530
*,^ Rexahn Pharmaceuticals Inc.		2,312,059	2,497
*	Aerie Pharmaceuticals Inc.	117,184	2,483
*,^ Hansen Medical Inc.		937,706	2,438
*	Bluebird Bio Inc.	106,498	2,422
*,^ Cytori Therapeutics Inc.		863,952	2,333
*	Durata Therapeutics Inc.	169,925	2,287
*	Kindred Biosciences Inc.	121,560	2,253
*	TG Therapeutics Inc.	325,281	2,244
*	Enzo Biochem Inc.	522,291	2,173
*	Addus HomeCare Corp.	90,498	2,086
*	Durect Corp.	1,550,620	2,062
*	Cutera Inc.	183,939	2,058
*	Fibrocell Science Inc.	392,939	2,055
*	Nanosphere Inc.	954,499	2,052
*	Synthetic Biologics Inc.	755,229	1,941

	Psychemedics Corp.	111,607	1,912
*,^ Ocera Therapeutics Inc.		179,414	1,893
*	NeoGenomics Inc.	538,587	1,869
*	Arqule Inc.	895,646	1,836
*	GlycoMimetics Inc.	112,004	1,829
*,^ OvaScience Inc.		204,494	1,828
*	Cancer Genetics Inc.	117,505	1,773
*,^ SIGA Technologies Inc.		554,400	1,719
*	Harvard Bioscience Inc.	360,542	1,709
*	Fonar Corp.	94,131	1,655
*,^ BioTime Inc.		499,272	1,643
*	Cara Therapeutics Inc.	87,071	1,620
*	Pernix Therapeutics Holdings	302,717	1,620
*,^ Alimera Sciences Inc.		203,175	1,603
*	IsoRay Inc.	727,011	1,599
*,^ Medgenics Inc.		227,626	1,589
*	NanoViricides Inc.	490,621	1,570
*	Vical Inc.	1,209,256	1,560
*,^ Catalyst Pharmaceutical Partners Inc.		690,138	1,560
*	pSivida Corp.	377,824	1,549
*	Skilled Healthcare Group Inc.	289,646	1,526
*	Alphatec Holdings Inc.	1,010,264	1,515
*	Genocea Biosciences Inc.	81,793	1,488
*	IGI Laboratories Inc.	260,139	1,470
*	Medical Action Industries Inc.	208,424	1,453
*	Sucampo Pharmaceuticals Inc. Class A	200,430	1,433
*	Ambit Biosciences Corp.	156,237	1,425
*,^ Apricus Biosciences Inc.		654,162	1,406
*	Tonix Pharmaceuticals Holding Corp.	133,765	1,393
*	BioSpecifics Technologies Corp.	53,486	1,386
*	Relypsa Inc.	45,862	1,367
*	Fate Therapeutics Inc.	139,506	1,359
*,^ TrovaGene Inc.		231,986	1,329
*	LCA-Vision Inc.	246,394	1,318
*,^ EnteroMedics Inc.		716,016	1,303
*,^ Cel-Sci Corp.		856,803	1,302
*	Eleven Biotherapeutics Inc.	79,313	1,287
*,^ Sunshine Heart Inc.		217,895	1,273
*	Dicerna Pharmaceuticals Inc.	44,614	1,260
*,^ Biolase Inc.		516,778	1,245
	Digirad Corp.	362,321	1,243
*	Cellular Dynamics International Inc.	82,225	1,228
*	PharmAthene Inc.	667,294	1,221
*	Esperion Therapeutics Inc.	77,685	1,175
*	Harvard Apparatus Regenerative Technology Inc.	126,171	1,144
*	Mast Therapeutics Inc.	1,644,974	1,119
*,^ Stereotaxis Inc.		258,680	1,099
*,^ ImmunoCellular Therapeutics Ltd.		899,521	1,097
*	Amicus Therapeutics Inc.	529,081	1,095
*	AVEO Pharmaceuticals Inc.	723,269	1,081
	LeMaitre Vascular Inc.	133,720	1,079
*	Celladon Corp.	90,315	1,077
*	RadNet Inc.	378,843	1,076
*	Uroplasty Inc.	292,998	1,064
*	Argos Therapeutics Inc.	105,431	1,054
*,^ Venaxis Inc.		397,300	1,045
*	Alliqua Inc.	122,634	1,034

*	Alexza Pharmaceuticals Inc.	228,182	1,011
*	Hemispherx Biopharma Inc.	2,493,358	997
*	BIND Therapeutics Inc.	82,994	993
*,^ Cyclacel Pharmaceuticals Inc.		268,155	987
*	Trevena Inc.	123,341	969
*,^ Coronado Biosciences Inc.		479,232	949
*,^ StemCells Inc.		697,824	935
*	Synergetics USA Inc.	289,440	883
*	Iridex Corp.	94,200	841
*	Veracyte Inc.	48,516	831
*	Tandem Diabetes Care Inc.	37,280	824
	Columbia Laboratories Inc.	112,477	812
*	Achaogen Inc.	52,200	807
*	Conatus Pharmaceuticals Inc.	98,140	798
*	KaloBios Pharmaceuticals Inc.	291,892	791
*,^ Advaxis Inc.		251,120	789
*	Biodel Inc.	285,268	779
*	Ultragenyx Pharmaceutical Inc.	15,664	766
*,^ Celsion Corp.		210,850	711
*	Opexa Therapeutics Inc.	383,605	710
*	Bovie Medical Corp.	183,456	706
*	Anthera Pharmaceuticals Inc. Class A	210,503	705
*	Cumberland Pharmaceuticals Inc.	152,070	684
*	OXiGENE Inc.	176,745	659
*	Oragenics Inc.	226,075	649
*	Auspex Pharmaceuticals Inc.	21,073	648
*,^ GTx Inc.		423,568	648
*,^ Palatin Technologies Inc.		512,148	630
*	Inogen Inc.	37,370	617
*,^ Onconova Therapeutics Inc.		96,557	612
*,^ ARCA Biopharma Inc.		320,124	595
*	Delcath Systems Inc.	2,099,033	588
*	InfuSystems Holdings Inc.	210,494	587
*	Celator Pharmaceuticals Inc.	180,567	583
*	Cardica Inc.	573,338	579
*	Vermillion Inc.	191,149	564
*,^ Oculus Innovative Sciences Inc.		145,980	550
*,^ Novabay Pharmaceuticals Inc.		469,822	550
*	Response Genetics Inc.	460,766	548
*	Lpath Inc. Class A	114,840	547
*	Heska Corp.	51,768	546
	Enzon Pharmaceuticals Inc.	517,601	533
*	Retractable Technologies Inc.	139,154	527
*	AdCare Health Systems Inc.	121,964	507
*,^ Echo Therapeutics Inc.		168,231	505
*	Transcept Pharmaceuticals Inc.	149,040	459
*,^ BG Medicine Inc.		235,740	453
*,^ Imprimis Pharmaceuticals Inc.		68,210	452
*	Zalicus Inc.	370,464	452
*,^ Atossa Genetics Inc.		266,517	450
*	Cormedix Inc.	178,606	448
*,^ Cesca Therapeutics Inc.		258,802	440
*	Regado Biosciences Inc.	34,814	436
*	Hooper Holmes Inc.	735,305	427
*	Acura Pharmaceuticals Inc.	290,832	425
*	MediciNova Inc.	201,025	416
*	Chembio Diagnostics Inc.	120,789	414

*	AxoGen Inc.	134,048	409
*	Vision Sciences Inc.	335,672	406
*	EntreMed Inc.	220,590	404
	Span-America Medical Systems Inc.	17,083	395
*	LipoScience Inc.	120,633	385
*,^ Cleveland Biolabs Inc.		535,493	365
*	Aastrom Biosciences Inc.	81,465	358
*,^ Baxano Surgical Inc.		327,989	354
*,^ BSD Medical Corp.		261,683	338
*	Ventrus Biosciences Inc.	262,197	336
*,^ MELA Sciences Inc.		517,162	322
	Daxor Corp.	37,740	316
*	Akebia Therapeutics Inc.	15,780	309
*	Evoke Pharma Inc.	36,221	302
*	CAS Medical Systems Inc.	138,719	301
*	Misonix Inc.	44,085	281
*	Akers Biosciences Inc.	60,354	275
	MGC Diagnostics Corp.	24,575	274
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	288,011	236
*	Versartis Inc.	7,833	235
*,^ CombiMatrix Corp.		70,869	215
*	Cubist Pharmaceuticals Inc. Rights	330,475	215
*	iBio Inc.	386,444	208
*	Biocept Inc.	27,865	205
*,^ DARA Biosciences Inc.		72,230	199
*	Heat Biologics Inc.	29,200	195
*	Concert Pharmaceuticals Inc.	13,050	176
*	Escalon Medical Corp.	105,245	162
*	Bioanalytical Systems Inc.	63,947	161
*	ERBA Diagnostics Inc.	62,375	160
*	MGT Capital Investments Inc.	82,756	151
*	Kips Bay Medical Inc.	166,570	116
*	Egalet Corp.	7,710	108
*	ProPhase Labs Inc.	50,633	101
*	USMD Holdings Inc.	3,700	47
	Birner Dental Management Services Inc.	1,710	31
*	Dynatronics Corp.	6,531	19
*	ImmuCell Corp.	2,633	12
	Diversicare Healthcare Services Inc.	1,450	9
*	Myrexis Inc.	34,818	6
			39,485,089
Industrials (13.1%)
	General Electric Co.	155,110,652	4,015,815
	United Technologies Corp.	13,450,956	1,571,610
	3M Co.	10,250,962	1,390,645
	Boeing Co.	10,924,632	1,370,932
	Union Pacific Corp.	7,041,434	1,321,395
	United Parcel Service Inc. Class B	10,993,536	1,070,551
	Honeywell International Inc.	11,522,659	1,068,842
	Caterpillar Inc.	9,859,362	979,725
	Accenture plc Class A	9,846,753	784,983
	Emerson Electric Co.	10,866,279	725,867
	Danaher Corp.	9,186,841	689,013
	Lockheed Martin Corp.	4,208,984	687,075
	FedEx Corp.	4,578,857	606,973
	Precision Castparts Corp.	2,246,533	567,834
	Eaton Corp. plc	7,343,058	551,611

Automatic Data Processing Inc.	7,068,074	546,079
Deere & Co.	5,708,070	518,293
Illinois Tool Works Inc.	6,233,777	506,993
General Dynamics Corp.	4,497,178	489,833
Raytheon Co.	4,863,379	480,453
Norfolk Southern Corp.	4,788,558	465,304
CSX Corp.	15,609,196	452,198
Cummins Inc.	2,885,281	429,878
TE Connectivity Ltd.	6,340,731	381,775
Northrop Grumman Corp.	3,012,888	371,730
PACCAR Inc.	5,472,468	369,063
Tyco International Ltd.	7,164,856	303,790
* LinkedIn Corp. Class A	1,601,021	296,093
Waste Management Inc.	6,854,197	288,356
Agilent Technologies Inc.	5,150,062	287,991
Parker Hannifin Corp.	2,300,804	275,429
Rockwell Automation Inc.	2,140,142	266,555
Sherwin-Williams Co.	1,324,355	261,070
Pentair Ltd.	3,064,779	243,160
WW Grainger Inc.	961,548	242,945
Ingersoll-Rand plc	4,219,597	241,530
* Fiserv Inc.	3,970,228	225,072
Amphenol Corp. Class A	2,443,283	223,927
Fidelity National Information Services Inc.	4,032,044	215,513
Paychex Inc.	5,054,964	215,341
Dover Corp.	2,619,675	214,158
* Alliance Data Systems Corp.	778,839	212,195
Roper Industries Inc.	1,533,126	204,688
Fastenal Co.	4,122,396	203,317
Xerox Corp.	17,372,434	196,308
Fluor Corp.	2,514,313	195,438
AMETEK Inc.	3,788,127	195,051
Kansas City Southern	1,702,360	173,743
Flowserve Corp.	2,144,474	167,998
Rockwell Collins Inc.	2,083,350	165,980
* Trimble Navigation Ltd.	4,016,165	156,108
Textron Inc.	3,901,818	153,302
Pall Corp.	1,703,572	152,419
* Stericycle Inc.	1,319,222	149,890
Chicago Bridge & Iron Co. NV	1,654,065	144,152
Republic Services Inc. Class A	4,166,639	142,332
* B/E Aerospace Inc.	1,620,609	140,653
L-3 Communications Holdings Inc.	1,190,249	140,628
* Verisk Analytics Inc. Class A	2,329,743	139,691
* United Rentals Inc.	1,434,923	136,232
TransDigm Group Inc.	731,104	135,400
Vulcan Materials Co.	2,013,521	133,798
Expeditors International of Washington Inc.	3,163,123	125,355
Towers Watson & Co. Class A	1,091,232	124,455
* FleetCor Technologies Inc.	1,080,619	124,379
* Jacobs Engineering Group Inc.	1,925,662	122,280
CH Robinson Worldwide Inc.	2,332,899	122,221
Masco Corp.	5,491,314	121,962
Ball Corp.	2,222,692	121,826
* Quanta Services Inc.	3,282,636	121,129
Rock-Tenn Co. Class A	1,108,430	117,017
Wabtec Corp.	1,407,497	109,081

Fortune Brands Home & Security Inc.	2,557,790	107,632
* Mettler-Toledo International Inc.	456,329	107,548
Packaging Corp. of America	1,507,625	106,092
JB Hunt Transport Services Inc.	1,448,912	104,206
Xylem Inc.	2,853,057	103,908
MeadWestvaco Corp.	2,736,296	102,994
Avnet Inc.	2,132,088	99,206
Sealed Air Corp.	3,015,257	99,111
MDU Resources Group Inc.	2,807,757	96,334
Manpowergroup Inc.	1,216,391	95,888
Donaldson Co. Inc.	2,250,423	95,418
Hubbell Inc. Class B	795,044	95,302
* Crown Holdings Inc.	2,123,504	95,006
* Arrow Electronics Inc.	1,549,640	91,987
Martin Marietta Materials Inc.	710,405	91,180
IDEX Corp.	1,246,692	90,871
* Sensata Technologies Holding NV	2,121,333	90,454
Lincoln Electric Holdings Inc.	1,252,587	90,199
Joy Global Inc.	1,542,709	89,477
Acuity Brands Inc.	664,495	88,092
Cintas Corp.	1,474,920	87,920
* Colfax Corp.	1,226,157	87,462
Valspar Corp.	1,198,825	86,459
Trinity Industries Inc.	1,195,925	86,190
* Flextronics International Ltd.	9,313,076	86,053
* Owens-Illinois Inc.	2,534,617	85,746
Robert Half International Inc.	2,025,014	84,949
ADT Corp.	2,827,993	84,698
* Kirby Corp.	786,700	79,653
Global Payments Inc.	1,118,881	79,564
Total System Services Inc.	2,615,252	79,530
Waste Connections Inc.	1,806,185	79,219
Timken Co.	1,346,061	79,121
* CoStar Group Inc.	423,441	79,073
Carlisle Cos. Inc.	987,383	78,339
FLIR Systems Inc.	2,172,155	78,198
Oshkosh Corp.	1,323,199	77,897
* Genesee & Wyoming Inc. Class A	800,021	77,858
PerkinElmer Inc.	1,726,316	77,788
Huntington Ingalls Industries Inc.	759,219	77,638
Allegion plc	1,479,577	77,190
AGCO Corp.	1,340,471	73,940
Jack Henry & Associates Inc.	1,315,158	73,333
Iron Mountain Inc.	2,654,408	73,182
Terex Corp.	1,618,887	71,717
Owens Corning	1,635,525	70,606
Graco Inc.	941,867	70,395
Alliant Techsystems Inc.	491,119	69,813
Broadridge Financial Solutions Inc.	1,830,950	68,001
AptarGroup Inc.	1,011,870	66,885
FEI Co.	648,469	66,805
* Hexcel Corp.	1,522,190	66,276
MSC Industrial Direct Co. Inc. Class A	763,069	66,021
Ryder System Inc.	816,252	65,235
Manitowoc Co. Inc.	2,065,245	64,952
Sonoco Products Co.	1,566,078	64,241
Generac Holdings Inc.	1,062,255	62,641

*	Vantiv Inc. Class A	2,064,904	62,401
*	USG Corp.	1,905,872	62,360
	Lennox International Inc.	684,354	62,215
	SPX Corp.	627,518	61,691
	Bemis Co. Inc.	1,566,999	61,489
	KBR Inc.	2,282,947	60,909
	ITT Corp.	1,410,153	60,298
*	Old Dominion Freight Line Inc.	1,053,741	59,789
	Nordson Corp.	838,513	59,107
	Valmont Industries Inc.	396,147	58,963
	Eagle Materials Inc.	651,737	57,783
*	WEX Inc.	603,373	57,351
	Babcock & Wilcox Co.	1,725,931	57,301
	Toro Co.	905,632	57,227
*	WESCO International Inc.	683,316	56,866
	Exelis Inc.	2,936,276	55,819
	AO Smith Corp.	1,209,304	55,652
	Air Lease Corp. Class A	1,490,281	55,573
*	Spirit AeroSystems Holdings Inc. Class A	1,957,852	55,192
	RR Donnelley & Sons Co.	3,041,762	54,448
*	Teledyne Technologies Inc.	559,359	54,442
	URS Corp.	1,150,872	54,160
	Kennametal Inc.	1,217,700	53,944
*	Zebra Technologies Corp.	776,860	53,922
	Triumph Group Inc.	806,718	52,098
	Crane Co.	729,211	51,883
	Jabil Circuit Inc.	2,853,562	51,364
	EnerSys Inc.	732,706	50,769
	Allison Transmission Holdings Inc.	1,654,313	49,530
*	Foster Wheeler AG	1,519,347	49,257
	Regal-Beloit Corp.	667,103	48,505
	GATX Corp.	709,891	48,187
*	Esterline Technologies Corp.	441,779	47,067
	Belden Inc.	675,452	47,011
	MAXIMUS Inc.	1,046,546	46,948
	World Fuel Services Corp.	1,061,565	46,815
*	AECOM Technology Corp.	1,447,463	46,565
	EMCOR Group Inc.	983,435	46,015
	National Instruments Corp.	1,566,010	44,929
	CLARCOR Inc.	778,396	44,641
*	Graphic Packaging Holding Co.	4,360,491	44,303
*	Clean Harbors Inc.	799,160	43,786
*	Cognex Corp.	1,283,522	43,460
*	Genpact Ltd.	2,490,825	43,390
	Anixter International Inc.	426,723	43,321
*	Moog Inc. Class A	657,505	43,073
	Curtiss-Wright Corp.	661,422	42,027
	Landstar System Inc.	706,866	41,861
*	CoreLogic Inc.	1,376,668	41,355
*	Knowles Corp.	1,307,756	41,286
*	MasTec Inc.	949,446	41,244
	Deluxe Corp.	773,057	40,562
	Woodward Inc.	959,177	39,835
	Watsco Inc.	395,466	39,511
	Corporate Executive Board Co.	519,537	38,565
*,^ IPG Photonics Corp.		522,659	37,151
	Actuant Corp. Class A	1,086,541	37,105

* Louisiana-Pacific Corp.	2,162,053	36,474
* Armstrong World Industries Inc.	676,427	36,020
Con-way Inc.	872,184	35,829
* Advisory Board Co.	557,362	35,810
Silgan Holdings Inc.	707,362	35,029
* DigitalGlobe Inc.	1,159,792	33,646
Littelfuse Inc.	346,808	32,475
* Swift Transportation Co.	1,294,545	32,040
Convergys Corp.	1,449,282	31,754
* NeuStar Inc. Class A	966,564	31,423
* Berry Plastics Group Inc.	1,353,140	31,325
Vishay Intertechnology Inc.	2,084,169	31,012
* Outerwall Inc.	424,454	30,773
* Euronet Worldwide Inc.	739,576	30,759
Covanta Holding Corp.	1,701,007	30,703
HEICO Corp. Class A	687,252	29,834
* Texas Industries Inc.	331,853	29,741
* Tetra Tech Inc.	1,000,277	29,598
Mobile Mini Inc.	682,561	29,596
* MWI Veterinary Supply Inc.	188,966	29,407
Harsco Corp.	1,246,108	29,196
* On Assignment Inc.	750,498	28,962
Barnes Group Inc.	740,548	28,489
Applied Industrial Technologies Inc.	584,358	28,189
* MSA Safety Inc.	489,622	27,908
* Navistar International Corp.	808,116	27,371
* WageWorks Inc.	484,312	27,175
* Cardtronics Inc.	697,081	27,082
Franklin Electric Co. Inc.	630,906	26,826
* Orbital Sciences Corp.	943,103	26,313
United Stationers Inc.	611,893	25,130
Mueller Industries Inc.	835,706	25,063
* Coherent Inc.	381,899	24,957
Watts Water Technologies Inc. Class A	423,991	24,884
UniFirst Corp.	225,134	24,751
* Veeco Instruments Inc.	584,452	24,506
EVERTEC Inc.	972,571	24,022
* EnPro Industries Inc.	325,424	23,649
* HD Supply Holdings Inc.	886,356	23,178
Mueller Water Products Inc. Class A	2,429,435	23,080
Simpson Manufacturing Co. Inc.	652,821	23,064
* PHH Corp.	882,131	22,794
* RBC Bearings Inc.	356,533	22,711
* Vistaprint NV	459,292	22,606
* Korn/Ferry International	759,242	22,603
* Huron Consulting Group Inc.	356,300	22,582
ABM Industries Inc.	781,966	22,474
Heartland Payment Systems Inc.	541,001	22,424
* Sanmina Corp.	1,279,886	22,334
TAL International Group Inc.	519,218	22,259
Forward Air Corp.	477,455	22,015
* XPO Logistics Inc.	745,150	21,915
* TriMas Corp.	659,372	21,891
* Hub Group Inc. Class A	545,152	21,801
* Masonite International Corp.	382,610	21,625
Knight Transportation Inc.	931,713	21,551
Brink's Co.	752,799	21,492

	Granite Construction Inc.	536,686	21,430
*	Proto Labs Inc.	313,092	21,187
	Greif Inc. Class A	400,610	21,028
*	Plexus Corp.	523,192	20,964
*	FTI Consulting Inc.	622,443	20,752
*	Rexnord Corp.	707,897	20,515
	Booz Allen Hamilton Holding Corp. Class A	927,360	20,402
*	Itron Inc.	567,324	20,163
	CIRCOR International Inc.	270,009	19,800
*	H&E Equipment Services Inc.	488,516	19,760
	Brady Corp. Class A	715,564	19,428
*,^ GrafTech International Ltd.		1,776,438	19,399
*	Universal Display Corp.	606,720	19,360
	Aircastle Ltd.	991,796	19,221
	Tennant Co.	289,617	19,005
*	Benchmark Electronics Inc.	833,616	18,881
	Raven Industries Inc.	567,073	18,572
	General Cable Corp.	724,946	18,566
*	TrueBlue Inc.	634,164	18,556
*	Imperva Inc.	333,043	18,550
	Heartland Express Inc.	805,064	18,267
*	Meritor Inc.	1,485,229	18,194
	G&K Services Inc. Class A	295,971	18,105
*	LifeLock Inc.	1,054,877	18,049
*	Trex Co. Inc.	243,995	17,851
^	Sturm Ruger & Co. Inc.	296,849	17,752
	Otter Tail Corp.	575,226	17,711
*	Wesco Aircraft Holdings Inc.	801,442	17,640
*	Greenbrier Cos. Inc.	385,446	17,576
*	OSI Systems Inc.	292,316	17,498
	Kaman Corp.	428,622	17,436
*	Tutor Perini Corp.	605,277	17,353
*	Rogers Corp.	275,905	17,222
	Werner Enterprises Inc.	671,657	17,134
*	ExamWorks Group Inc.	484,822	16,974
*	Greatbatch Inc.	368,877	16,939
	Primoris Services Corp.	559,569	16,776
	Methode Electronics Inc.	544,004	16,679
^	Lindsay Corp.	188,930	16,660
	AZZ Inc.	371,323	16,591
	Matson Inc.	666,913	16,466
	MTS Systems Corp.	236,134	16,173
	Universal Forest Products Inc.	291,147	16,112
*	Measurement Specialties Inc.	236,866	16,071
	Albany International Corp.	447,463	15,903
	Cubic Corp.	308,431	15,752
	UTi Worldwide Inc.	1,470,359	15,571
*	Aegion Corp. Class A	595,930	15,083
	Sun Hydraulics Corp.	345,653	14,970
*	ExlService Holdings Inc.	484,200	14,967
	AAR Corp.	575,563	14,936
	Exponent Inc.	197,022	14,788
*	Navigant Consulting Inc.	776,263	14,485
*,^ GenCorp Inc.		788,844	14,412
*	Wabash National Corp.	1,044,690	14,375
	Apogee Enterprises Inc.	428,752	14,247
*	Saia Inc.	372,129	14,219

*	Headwaters Inc.	1,068,505	14,115
	Encore Wire Corp.	289,825	14,059
	Altra Industrial Motion Corp.	392,476	14,011
*	FARO Technologies Inc.	263,501	13,966
	ESCO Technologies Inc.	395,635	13,922
	Arkansas Best Corp.	375,078	13,859
*	Taser International Inc.	757,698	13,858
*,^ Smith & Wesson Holding Corp.		947,730	13,856
*	Boise Cascade Co.	480,454	13,760
*	Federal Signal Corp.	918,026	13,679
^	Textainer Group Holdings Ltd.	353,604	13,532
	McGrath RentCorp	386,244	13,503
*	II-VI Inc.	875,118	13,503
*	Atlas Air Worldwide Holdings Inc.	381,670	13,461
*	DXP Enterprises Inc.	141,626	13,445
*	Team Inc.	305,498	13,094
	John Bean Technologies Corp.	418,062	12,918
*	Astronics Corp.	200,232	12,697
	Astec Industries Inc.	283,984	12,470
	Hyster-Yale Materials Handling Inc.	126,583	12,342
*	Sykes Enterprises Inc.	609,344	12,108
	AAON Inc.	432,393	12,051
*	Engility Holdings Inc.	264,262	11,905
*	Newport Corp.	573,419	11,858
	Quanex Building Products Corp.	572,180	11,833
*	ICF International Inc.	295,706	11,772
	Badger Meter Inc.	211,870	11,674
*	Monster Worldwide Inc.	1,559,268	11,663
	AVX Corp.	877,534	11,566
	US Ecology Inc.	310,155	11,513
	Acacia Research Corp.	739,957	11,307
*	Aerovironment Inc.	277,564	11,172
*	RPX Corp.	684,258	11,140
	Insperity Inc.	356,910	11,057
	Schnitzer Steel Industries Inc.	382,970	11,049
	Kelly Services Inc. Class A	464,434	11,021
	ManTech International Corp. Class A	374,531	11,015
*	Roadrunner Transportation Systems Inc.	435,087	10,982
	Materion Corp.	320,145	10,863
	Standex International Corp.	201,387	10,790
*	Thermon Group Holdings Inc.	463,901	10,753
*	Nortek Inc.	130,665	10,742
*	Rofin-Sinar Technologies Inc.	447,194	10,715
	American Railcar Industries Inc.	149,663	10,481
*	Fabrinet	500,881	10,403
	CTS Corp.	497,202	10,382
*,^ Capstone Turbine Corp.		4,865,005	10,362
*	Rentrak Corp.	169,889	10,241
*	AMN Healthcare Services Inc.	721,704	9,916
	Myers Industries Inc.	491,535	9,791
*,^ YRC Worldwide Inc.		418,078	9,407
	Gorman-Rupp Co.	294,967	9,377
	Kforce Inc.	427,470	9,114
	Quad/Graphics Inc.	387,960	9,098
	Powell Industries Inc.	138,198	8,955
*	Taminco Corp.	424,139	8,911
*	TeleTech Holdings Inc.	362,885	8,894

*	Era Group Inc.	301,313	8,831
	Park Electrochemical Corp.	294,125	8,786
	Griffon Corp.	734,052	8,765
	Resources Connection Inc.	619,156	8,724
	HEICO Corp.	143,175	8,613
	Celadon Group Inc.	357,186	8,587
*	Checkpoint Systems Inc.	636,748	8,545
*	EnerNOC Inc.	373,584	8,323
	Comfort Systems USA Inc.	544,298	8,295
*	Gibraltar Industries Inc.	438,792	8,280
*	MYR Group Inc.	326,554	8,268
	American Science & Engineering Inc.	121,373	8,153
*	Great Lakes Dredge & Dock Corp.	881,716	8,050
*	ServiceSource International Inc.	951,905	8,034
	Kimball International Inc. Class B	443,522	8,032
*	NCI Building Systems Inc.	454,164	7,930
*	Builders FirstSource Inc.	862,500	7,857
*	Park-Ohio Holdings Corp.	139,342	7,824
	Daktronics Inc.	542,771	7,810
*	Advanced Emissions Solutions Inc.	316,666	7,771
	Marten Transport Ltd.	353,990	7,618
*	PowerSecure International Inc.	322,380	7,557
*	Columbus McKinnon Corp.	281,828	7,550
	Viad Corp.	306,180	7,361
*	PGT Inc.	624,669	7,190
*	GP Strategies Corp.	263,060	7,163
	Cass Information Systems Inc.	136,887	7,058
*	TTM Technologies Inc.	829,923	7,013
	LB Foster Co. Class A	146,917	6,883
*	CAI International Inc.	274,173	6,764
*	Global Cash Access Holdings Inc.	982,219	6,738
	Multi-Color Corp.	190,070	6,652
	Barrett Business Services Inc.	110,326	6,572
*	American Woodmark Corp.	194,023	6,531
	Landauer Inc.	141,148	6,398
	Ennis Inc.	379,475	6,288
*	Bazaarvoice Inc.	852,112	6,220
	Alamo Group Inc.	114,013	6,194
	Kadant Inc.	167,507	6,109
	NN Inc.	310,052	6,108
*	Lionbridge Technologies Inc.	901,968	6,052
*,^ ExOne Co.		167,732	6,010
*	Air Transport Services Group Inc.	755,411	5,930
	Black Box Corp.	240,650	5,857
*	Lydall Inc.	249,229	5,700
*	CBIZ Inc.	615,416	5,637
	Douglas Dynamics Inc.	323,293	5,632
*	GSI Group Inc.	428,227	5,593
*	Mistras Group Inc.	241,741	5,504
*	Layne Christensen Co.	299,016	5,439
*	Kratos Defense & Security Solutions Inc.	716,800	5,405
*	Furmanite Corp.	548,118	5,383
	Insteel Industries Inc.	268,484	5,281
*	Maxwell Technologies Inc.	403,358	5,211
*	Orion Marine Group Inc.	413,802	5,201
*	Quality Distribution Inc.	393,444	5,111
*	Power Solutions International Inc.	67,701	5,089

	Ceco Environmental Corp.	306,501	5,085
*	Patrick Industries Inc.	114,450	5,074
*,^ Nuverra Environmental Solutions Inc.		246,327	4,998
*	InnerWorkings Inc.	647,385	4,959
*	AM Castle & Co.	332,956	4,891
	Global Brass & Copper Holdings Inc.	308,900	4,871
*	Pacer International Inc.	533,803	4,783
	Heidrick & Struggles International Inc.	238,050	4,778
	Global Power Equipment Group Inc.	238,721	4,748
*	Dice Holdings Inc.	633,039	4,722
*	Pike Corp.	437,534	4,708
*	Northwest Pipe Co.	130,189	4,708
*	Echo Global Logistics Inc.	254,259	4,658
	Argan Inc.	154,278	4,587
*	US Concrete Inc.	194,354	4,567
*	Stock Building Supply Holdings Inc.	220,561	4,482
	Graham Corp.	137,195	4,370
	Electro Rent Corp.	243,969	4,291
*	Landec Corp.	383,048	4,275
*	ARC Document Solutions Inc.	570,182	4,242
	FreightCar America Inc.	181,131	4,209
*	Rubicon Technology Inc.	364,833	4,119
*	Ply Gem Holdings Inc.	322,846	4,078
	Universal Technical Institute Inc.	308,505	3,995
	Electro Scientific Industries Inc.	400,838	3,948
*	Ducommun Inc.	155,865	3,906
*	NVE Corp.	68,053	3,882
	Mesa Laboratories Inc.	42,675	3,851
*	Continental Building Products Inc.	203,747	3,839
	NACCO Industries Inc. Class A	69,899	3,789
*	M/A-COM Technology Solutions Holdings Inc.	182,587	3,752
	CDI Corp.	215,285	3,692
	Twin Disc Inc.	140,102	3,690
*	Franklin Covey Co.	185,605	3,669
	Dynamic Materials Corp.	191,371	3,644
*	Kemet Corp.	625,633	3,635
*	Higher One Holdings Inc.	488,907	3,535
*	Sparton Corp.	120,458	3,527
*	Zygo Corp.	221,856	3,370
*	Commercial Vehicle Group Inc.	365,982	3,338
	Houston Wire & Cable Co.	248,221	3,259
*	Cross Country Healthcare Inc.	403,205	3,254
*	Patriot Transportation Holding Inc.	90,219	3,252
	Universal Truckload Services Inc.	112,341	3,247
*	Vishay Precision Group Inc.	185,791	3,229
*	Adept Technology Inc.	167,375	3,180
*	Intevac Inc.	326,226	3,164
*,^ Energy Recovery Inc.		582,254	3,098
*	CUI Global Inc.	280,103	3,081
	Bel Fuse Inc. Class B	139,941	3,065
*	CRA International Inc.	139,348	3,061
*	Manitex International Inc.	184,436	3,006
*,^ Odyssey Marine Exploration Inc.		1,290,953	2,956
	Miller Industries Inc.	149,815	2,926
	VSE Corp.	54,966	2,897
*	PRGX Global Inc.	412,307	2,857
*	Xerium Technologies Inc.	176,654	2,835

*	Casella Waste Systems Inc. Class A	544,417	2,782
*,^ Cenveo Inc.		890,175	2,706
*	ModusLink Global Solutions Inc.	627,988	2,656
*	Broadwind Energy Inc.	215,890	2,638
*	Accuride Corp.	590,813	2,617
*	Heritage-Crystal Clean Inc.	142,796	2,589
*	Orion Energy Systems Inc.	344,641	2,499
	International Shipholding Corp.	84,536	2,489
*	Vicor Corp.	243,584	2,485
*,^ Control4 Corp.		116,008	2,461
	LSI Industries Inc.	299,552	2,453
*	AEP Industries Inc.	65,019	2,412
	Crawford & Co. Class B	219,434	2,394
*	LMI Aerospace Inc.	169,718	2,393
*	Aeroflex Holding Corp.	281,532	2,340
	Hurco Cos. Inc.	83,745	2,234
	Hardinge Inc.	152,003	2,189
	Spartan Motors Inc.	424,057	2,180
*	Willis Lease Finance Corp.	105,689	2,163
	Richardson Electronics Ltd.	193,571	2,083
*,^ Erickson Air-Crane Inc.		105,350	2,034
*	Ameresco Inc. Class A	266,511	2,015
	Crawford & Co. Class A	214,622	2,005
*	Hill International Inc.	363,287	1,998
*	UFP Technologies Inc.	79,239	1,930
*	Multi-Fineline Electronix Inc.	147,819	1,892
*	Arotech Corp.	303,606	1,888
*	USA Truck Inc.	128,180	1,887
*	Norcraft Cos. Inc.	111,074	1,880
*	Covenant Transportation Group Inc. Class A	183,964	1,858
*	Information Services Group Inc.	374,711	1,840
*	Sterling Construction Co. Inc.	211,232	1,831
*	National Research Corp. Class A	109,276	1,813
*	Innovative Solutions & Support Inc.	238,921	1,799
*	Synthesis Energy Systems Inc.	887,637	1,740
*	Hudson Global Inc.	453,190	1,713
	United States Lime & Minerals Inc.	30,170	1,699
*,^ Revolution Lighting Technologies Inc.		522,267	1,645
	Perceptron Inc.	131,500	1,595
*	API Technologies Corp.	523,268	1,533
*	Tecumseh Products Co. Class A	217,070	1,498
*	TRC Cos. Inc.	218,877	1,456
*	CPI Aerostructures Inc.	109,472	1,423
*	UQM Technologies Inc.	533,958	1,410
*	Research Frontiers Inc.	267,894	1,390
*	PMFG Inc.	232,410	1,387
*	Echelon Corp.	494,283	1,374
*	Planet Payment Inc.	492,890	1,351
*	Pfsweb Inc.	146,332	1,316
*	American Superconductor Corp.	789,447	1,271
*	Rand Logistics Inc.	181,052	1,249
*	Fuel Tech Inc.	249,091	1,245
*	PAM Transportation Services Inc.	61,693	1,226
*	Huttig Building Products Inc.	265,996	1,218
*,^ Microvision Inc.		626,825	1,210
*	StarTek Inc.	174,800	1,204
*	Supreme Industries Inc. Class A	154,923	1,194

*	Lawson Products Inc.	71,807	1,154
*	Newtek Business Services Inc.	391,173	1,127
*,^ ClearSign Combustion Corp.		102,243	1,115
*	NAPCO Security Technologies Inc.	167,026	1,107
	Eastern Co.	67,410	1,087
	Lincoln Educational Services Corp.	287,925	1,085
*	Metalico Inc.	651,835	1,062
*	Mfri Inc.	76,041	1,035
*,^ Genco Shipping & Trading Ltd.		549,628	967
*,^ Eagle Bulk Shipping Inc.		241,263	963
	Omega Flex Inc.	44,518	954
*	Magnetek Inc.	49,099	933
*	Mattersight Corp.	134,000	929
*,^ Document Security Systems Inc.		708,006	906
*	SL Industries Inc.	36,028	885
*	Key Technology Inc.	67,025	876
*	Frequency Electronics Inc.	79,528	860
	Hubbell Inc. Class A	7,600	845
*	CyberOptics Corp.	100,886	838
*	Active Power Inc.	244,883	811
*	Parametric Sound Corp.	56,936	801
*	Essex Rental Corp.	267,152	791
*	BlueLinx Holdings Inc.	597,002	776
*	Viasystems Group Inc.	61,452	769
	RF Industries Ltd.	115,248	751
*	Sharps Compliance Corp.	161,325	739
*,^ Swisher Hygiene Inc.		1,635,333	736
*	Ballantyne Strong Inc.	154,532	725
*	Perma-Fix Environmental Services	144,397	705
^	National Research Corp. Class B	15,832	695
*	Iteris Inc.	344,753	683
*	Goldfield Corp.	304,041	678
	MOCON Inc.	40,225	671
*	Hudson Technologies Inc.	239,141	670
	Espey Manufacturing & Electronics Corp.	24,066	656
*,^ American DG Energy Inc.		306,165	609
*	Ultralife Corp.	129,301	550
*	Lightbridge Corp.	199,245	536
*	CTPartners Executive Search Inc.	48,602	529
*	Vertex Energy Inc.	81,327	525
	Allied Motion Technologies Inc.	44,308	514
*	Air Industries Group	54,516	511
*	Radiant Logistics Inc.	165,274	511
*	Planar Systems Inc.	231,855	475
*,^ Astrotech Corp.		192,545	452
*	Wireless Telecom Group Inc.	160,175	445
*	Transcat Inc.	47,294	443
*	American Electric Technologies Inc.	65,150	442
	Standard Register Co.	52,428	423
*	Elecsys Corp.	31,504	423
*	Breeze-Eastern Corp.	37,716	373
*	eMagin Corp.	147,530	372
	SIFCO Industries Inc.	12,135	370
*	Gencor Industries Inc.	35,317	365
	Sypris Solutions Inc.	127,911	354
*	IEC Electronics Corp.	76,491	343
*	TriNet Group Inc.	15,485	330

*	LiqTech International Inc.	167,745	319
*	Altair Nanotechnologies Inc.	62,718	280
*	Video Display Corp.	75,730	277
*	AMREP Corp.	41,386	262
*	Paylocity Holding Corp.	10,470	252
*	General Finance Corp.	31,032	245
	Chicago Rivet & Machine Co.	6,044	239
*	Pioneer Power Solutions Inc.	26,639	232
*	Industrial Services of America Inc.	43,189	222
*	Sigmatron International Inc.	18,156	218
*	Asure Software Inc.	33,446	216
*	Appliance Recycling Centers of America Inc.	68,659	208
	Bel Fuse Inc. Class A	10,580	204
*	Integrated Electrical Services Inc.	32,375	201
*	Onvia Inc.	35,938	192
	Pulse Electronics Corp.	49,372	190
*	Willdan Group Inc.	37,000	168
*	ENGlobal Corp.	106,746	168
	EnviroStar Inc.	47,600	157
*	BTU International Inc.	49,347	154
*	Lightpath Technologies Inc. Class A	98,400	153
*	Versar Inc.	37,775	151
*	Coast Distribution System Inc.	38,332	144
*	Continental Materials Corp.	7,139	139
*	Management Network Group Inc.	32,194	138
	AMCON Distributing Co.	1,480	126
*	Professional Diversity Network	36,596	123
*	DLH Holdings Corp.	40,552	101
*	Advanced Photonix Inc. Class A	160,883	101
*	Micronet Enertec Technologies Inc.	19,850	96
*	Nortech Systems Inc.	17,942	90
*	Digital Ally Inc.	14,803	89
	Ecology and Environment Inc.	9,314	89
*	Vicon Industries Inc.	23,460	84
*	Taylor Devices Inc.	9,515	83
*	Lime Energy Co.	21,291	83
*	Image Sensing Systems Inc.	15,270	81
*	Luna Innovations Inc.	52,607	78
*	Sevcon Inc.	6,213	71
	Air T Inc.	5,202	63
*,^ Spherix Inc.		15,940	48
*	AeroCentury Corp.	2,672	47
	Art's-Way Manufacturing Co. Inc.	7,269	45
	Servotronics Inc.	4,914	37
	SmartPros Ltd.	13,430	31
	WSI Industries Inc.	3,999	29
*	Wells-Gardner Electronics Corp.	14,500	26
*	Command Security Corp.	4,577	8
*	Sutron Corp.	1,402	8
*	LGL Group Inc.	1,000	5
*	Electro-Sensors Inc.	1,300	5
*	Orbit International Corp.	1,600	5
*	LGL GROUP INC WARRANTS EXP 06/08/2018	3,000	—
			42,454,722
Oil & Gas (9.1%)
	Exxon Mobil Corp.	66,864,330	6,531,308
	Chevron Corp.	29,541,830	3,512,819

	Schlumberger Ltd.	20,209,944	1,970,470
	ConocoPhillips	18,966,076	1,334,263
	Occidental Petroleum Corp.	12,294,630	1,171,555
	EOG Resources Inc.	4,223,245	828,474
	Halliburton Co.	12,491,648	735,633
	Phillips 66	9,091,514	700,592
	Anadarko Petroleum Corp.	7,789,372	660,227
	National Oilwell Varco Inc.	6,619,348	515,449
	Apache Corp.	6,101,672	506,134
	Baker Hughes Inc.	6,743,415	438,457
	Valero Energy Corp.	8,235,185	437,288
	Pioneer Natural Resources Co.	2,209,549	413,495
	Devon Energy Corp.	5,979,999	400,241
	Noble Energy Inc.	5,566,578	395,450
	Williams Cos. Inc.	9,526,119	386,570
	Marathon Oil Corp.	10,766,335	382,420
	Hess Corp.	4,522,349	374,812
	Marathon Petroleum Corp.	4,100,282	356,889
	Kinder Morgan Inc.	10,367,974	336,855
*	Southwestern Energy Co.	5,452,429	250,866
	Chesapeake Energy Corp.	9,236,113	236,629
	Cabot Oil & Gas Corp.	6,525,854	221,096
	EQT Corp.	2,229,722	216,216
*	Cameron International Corp.	3,347,752	206,791
	Range Resources Corp.	2,402,969	199,374
*	Concho Resources Inc.	1,624,271	198,973
*	FMC Technologies Inc.	3,647,670	190,737
	Ensco plc Class A	3,602,592	190,145
*	Weatherford International Ltd.	10,704,870	185,837
*	Cheniere Energy Inc.	3,310,810	183,253
	Murphy Oil Corp.	2,730,896	171,664
	Helmerich & Payne Inc.	1,571,630	169,044
	Cimarex Energy Co.	1,343,067	159,973
	HollyFrontier Corp.	3,071,218	146,129
	Core Laboratories NV	698,078	138,527
	Noble Corp. plc	3,910,621	128,034
*	Whiting Petroleum Corp.	1,835,647	127,376
	Oceaneering International Inc.	1,667,583	119,832
	OGE Energy Corp.	3,073,134	112,968
	Nabors Industries Ltd.	4,347,684	107,170
	Tesoro Corp.	2,043,594	103,385
*	Gulfport Energy Corp.	1,315,467	93,635
	Denbury Resources Inc.	5,641,263	92,517
	Energen Corp.	1,117,806	90,330
*,^ Continental Resources Inc.		718,538	89,293
*	Cobalt International Energy Inc.	4,768,891	87,366
*	Oil States International Inc.	848,193	83,632
*	First Solar Inc.	1,152,304	80,419
	Superior Energy Services Inc.	2,441,834	75,111
	SM Energy Co.	1,033,164	73,654
	QEP Resources Inc.	2,486,378	73,199
*	Dresser-Rand Group Inc.	1,169,853	68,331
	Patterson-UTI Energy Inc.	2,109,638	66,833
*	Dril-Quip Inc.	595,540	66,760
*	Newfield Exploration Co.	2,098,307	65,803
*	Rowan Cos. plc Class A	1,936,636	65,226
*,^ Ultra Petroleum Corp.		2,241,261	60,267

	Targa Resources Corp.	588,771	58,441
*	WPX Energy Inc.	3,105,341	55,989
*	Oasis Petroleum Inc.	1,320,193	55,092
^	Diamond Offshore Drilling Inc.	1,061,069	51,738
*	Unit Corp.	768,087	50,218
*	Kodiak Oil & Gas Corp.	4,084,910	49,591
*	Atwood Oceanics Inc.	942,033	47,469
*,^ SandRidge Energy Inc.		7,217,912	44,318
*	Rosetta Resources Inc.	942,394	43,897
	SemGroup Corp. Class A	650,801	42,745
	Bristow Group Inc.	563,282	42,539
	CARBO Ceramics Inc.	302,682	41,767
*	MRC Global Inc.	1,486,574	40,078
	Exterran Holdings Inc.	911,087	39,978
*	Diamondback Energy Inc.	583,670	39,287
*	Antero Resources Corp.	616,336	38,583
*	Chart Industries Inc.	466,971	37,148
	Tidewater Inc.	763,680	37,130
*	Helix Energy Solutions Group Inc.	1,543,716	35,475
*	PDC Energy Inc.	550,070	34,247
*,^ GT Advanced Technologies Inc.		1,966,851	33,535
*	Carrizo Oil & Gas Inc.	626,712	33,504
*	Laredo Petroleum Inc.	1,213,425	31,379
	Western Refining Inc.	795,658	30,712
*	Stone Energy Corp.	728,555	30,577
*	McDermott International Inc.	3,635,810	28,432
	PBF Energy Inc. Class A	1,071,611	27,648
	Energy XXI Bermuda Ltd.	1,099,061	25,905
*	SEACOR Holdings Inc.	297,318	25,694
*	Forum Energy Technologies Inc.	802,771	24,870
*	EPL Oil & Gas Inc.	569,876	21,997
*	Matador Resources Co.	880,438	21,562
*,^ SunPower Corp. Class A		656,095	21,166
*	Magnum Hunter Resources Corp.	2,480,222	21,082
*	Flotek Industries Inc.	750,809	20,910
	RPC Inc.	1,021,359	20,856
*	Rice Energy Inc.	786,194	20,748
*	Hornbeck Offshore Services Inc.	495,447	20,715
*	Bonanza Creek Energy Inc.	461,459	20,489
*	C&J Energy Services Inc.	680,161	19,833
*	Athlon Energy Inc.	558,805	19,810
*	Key Energy Services Inc.	1,984,706	18,339
*	Bill Barrett Corp.	712,805	18,248
*	Sanchez Energy Corp.	611,975	18,133
*	Penn Virginia Corp.	1,011,355	17,689
	Delek US Holdings Inc.	599,491	17,409
*	Basic Energy Services Inc.	618,930	16,965
	Gulfmark Offshore Inc.	374,657	16,837
*,^ Halcon Resources Corp.		3,548,120	15,363
	Comstock Resources Inc.	652,313	14,905
*	TETRA Technologies Inc.	1,162,935	14,886
*	Newpark Resources Inc.	1,286,429	14,730
*	Rex Energy Corp.	759,813	14,216
*	Northern Oil and Gas Inc.	898,446	13,135
*	Matrix Service Co.	382,377	12,917
*	Parker Drilling Co.	1,814,996	12,868
^	EXCO Resources Inc.	2,282,320	12,781

*	Geospace Technologies Corp.	190,881	12,631
*	Pioneer Energy Services Corp.	967,161	12,525
*,^ Plug Power Inc.		1,713,475	12,166
	Green Plains Renewable Energy Inc.	392,646	11,764
*,^ EP Energy Corp. Class A		592,588	11,597
	CVR Energy Inc.	273,818	11,569
*	Approach Resources Inc.	537,197	11,233
*	Contango Oil & Gas Co.	233,954	11,169
*	Clayton Williams Energy Inc.	97,254	10,991
*	Hercules Offshore Inc.	2,327,517	10,683
*	TherapeuticsMD Inc.	1,593,447	10,055
*	RSP Permian Inc.	342,311	9,889
*	Triangle Petroleum Corp.	1,172,152	9,659
*	Tesco Corp.	513,048	9,491
*,^ Solazyme Inc.		800,629	9,295
	W&T Offshore Inc.	519,687	8,996
*,^ Goodrich Petroleum Corp.		546,523	8,646
*	ION Geophysical Corp.	2,040,080	8,589
*	Willbros Group Inc.	626,202	7,903
*,^ CAMAC Energy Inc.		10,103,363	7,881
*	Resolute Energy Corp.	1,077,015	7,754
	Pattern Energy Group Inc.	285,710	7,751
*,^ FuelCell Energy Inc.		3,091,660	7,667
*	PHI Inc. -Non-Voting	172,968	7,652
*	VAALCO Energy Inc.	863,828	7,386
*	Swift Energy Co.	618,061	6,650
*	American Eagle Energy Corp.	826,264	5,908
*	REX American Resources Corp.	100,036	5,707
*	Abraxas Petroleum Corp.	1,422,045	5,631
	Alon USA Energy Inc.	370,370	5,533
*	Natural Gas Services Group Inc.	180,669	5,445
*	Emerald Oil Inc.	807,003	5,423
*	Renewable Energy Group Inc.	452,028	5,415
*	Callon Petroleum Co.	625,288	5,234
*	Warren Resources Inc.	1,076,272	5,166
*,^ Quicksilver Resources Inc.		1,911,266	5,027
*	Gastar Exploration Inc.	913,594	4,997
*,^ BPZ Resources Inc.		1,551,207	4,933
*	PetroQuest Energy Inc.	855,176	4,874
*	Vantage Drilling Co.	2,742,159	4,689
	Panhandle Oil and Gas Inc. Class A	103,897	4,531
	Gulf Island Fabrication Inc.	187,939	4,061
*	Ring Energy Inc.	261,120	3,985
*,^ Pacific Ethanol Inc.		236,601	3,681
*	Forest Oil Corp.	1,784,701	3,409
	Dawson Geophysical Co.	119,342	3,343
	Bolt Technology Corp.	159,407	3,151
*,^ Miller Energy Resources Inc.		518,686	3,050
	Evolution Petroleum Corp.	234,424	2,984
*	Arabian American Development Co.	262,798	2,851
*,^ Midstates Petroleum Co. Inc.		500,048	2,680
*	Jones Energy Inc.	176,668	2,675
*	FX Energy Inc.	764,874	2,555
*	Mitcham Industries Inc.	171,636	2,393
*,^ Cal Dive International Inc.		1,391,916	2,366
*	Harvest Natural Resources Inc.	617,769	2,323
*,^ Endeavour International Corp.		647,276	2,104

*,^ Enphase Energy Inc.		265,748	1,956
*,^ Real Goods Solar Inc. Class A		458,623	1,867
*,^ Amyris Inc.		467,488	1,744
*	Isramco Inc.	12,980	1,720
	Adams Resources & Energy Inc.	28,875	1,672
*	US Energy Corp. Wyoming	347,481	1,654
*	TGC Industries Inc.	208,907	1,243
*	Gevo Inc.	728,825	853
*,^ PEDEVCO Corp.		380,260	783
*	Forbes Energy Services Ltd.	174,890	691
*	Torchlight Energy Resources Inc.	124,868	632
*	Double Eagle Petroleum Co.	215,701	617
*,^ Ocean Power Technologies Inc.		157,639	588
*	Zion Oil & Gas Inc.	301,273	575
*,^ Hyperdynamics Corp.		314,066	546
*	Syntroleum Corp.	125,828	494
*	Ideal Power Inc.	53,618	432
*	Magellan Petroleum Corp.	265,202	377
*	ZaZa Energy Corp.	496,916	374
*	STR Holdings Inc.	204,482	325
*,^ Ascent Solar Technologies Inc.		463,367	283
*	Saratoga Resources Inc.	205,323	277
*	PrimeEnergy Corp.	4,540	245
*	PostRock Energy Corp.	191,388	241
*	Royale Energy Inc.	79,998	238
*,^ KiOR Inc.		408,208	234
*,^ MagneGas Corp.		132,000	214
*	Houston American Energy Corp.	365,275	201
*	SAExploration Holdings Inc.	20,185	189
*	GreenHunter Resources Inc.	156,169	151
*	Earthstone Energy Inc.	6,637	141
*	Lilis Energy Inc.	40,195	136
*	FieldPoint Petroleum Corp.	26,309	123
*,^ Lucas Energy Inc.		91,075	68
*	PHI Inc.-Voting	1,400	59
*	Tengasco Inc.	111,336	56
*,^ BioFuel Energy Corp.		4,300	31
*	Mexco Energy Corp.	3,150	24
*	Pyramid Oil Co.	3,100	19
			29,442,160
Other (0.0%)
	Other		2,789
*	Leap Wireless International Inc CVR	872,848	2,200
*	MBT Financial Corp. Rights Expire 04/15/2014	64,127	3
*	NuPathe Inc. CVR	158,681	95
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	Southern Community Financial Corp	197,337	43
*	Omthera Pharmaceuticals Inc. CVR	121,311	73
*,^ Cubist Pharmaceuticals, Inc. CVR		511,822	67
			2,789
Technology (15.1%)
	Apple Inc.	13,808,229	7,411,429
*	Google Inc. Class A	4,329,647	4,825,435
	Microsoft Corp.	115,585,047	4,737,831
	International Business Machines Corp.	16,108,600	3,100,744
	Oracle Corp.	52,186,205	2,134,938

QUALCOMM Inc.	26,152,782	2,062,408
Intel Corp.	76,923,731	1,985,402
* Facebook Inc. Class A	30,561,641	1,841,033
Cisco Systems Inc.	79,675,289	1,785,523
Hewlett-Packard Co.	29,428,328	952,301
EMC Corp.	31,302,338	857,997
Texas Instruments Inc.	16,730,423	788,839
* Salesforce.com Inc.	8,956,686	511,337
* Yahoo! Inc.	14,059,407	504,733
* Adobe Systems Inc.	7,333,655	482,114
* Cognizant Technology Solutions Corp. Class A	9,384,430	474,946
Corning Inc.	21,535,270	448,364
* Micron Technology Inc.	16,402,837	388,091
Applied Materials Inc.	18,707,874	382,015
Intuit Inc.	4,167,724	323,957
Western Digital Corp.	3,466,917	318,332
SanDisk Corp.	3,480,651	282,594
Seagate Technology plc	4,826,590	271,061
* Cerner Corp.	4,785,059	269,160
Broadcom Corp. Class A	8,197,907	258,070
Analog Devices Inc.	4,821,280	256,203
Motorola Solutions Inc.	3,567,376	229,347
Xilinx Inc.	4,129,960	224,133
Avago Technologies Ltd. Class A	3,475,170	223,836
Symantec Corp.	10,704,022	213,759
* Juniper Networks Inc.	7,383,340	190,195
NetApp Inc.	5,112,510	188,652
Altera Corp.	4,937,717	178,943
KLA-Tencor Corp.	2,567,196	177,496
Linear Technology Corp.	3,620,486	176,281
* Autodesk Inc.	3,490,746	171,675
* Citrix Systems Inc.	2,868,662	164,747
* Red Hat Inc.	2,926,454	155,044
* Akamai Technologies Inc.	2,621,185	152,579
CA Inc.	4,861,961	150,575
NVIDIA Corp.	8,332,139	149,229
Maxim Integrated Products Inc.	4,356,491	144,287
* Catamaran Corp.	3,185,580	142,587
* Equinix Inc.	765,929	141,574
* VMware Inc. Class A	1,310,034	141,510
Microchip Technology Inc.	2,912,266	139,090
Computer Sciences Corp.	2,265,053	137,761
* Lam Research Corp.	2,499,794	137,489
* F5 Networks Inc.	1,194,202	127,338
* Teradata Corp.	2,514,050	123,666
Harris Corp.	1,643,076	120,207
* Workday Inc. Class A	1,300,675	118,921
* VeriSign Inc.	2,106,458	113,559
* ServiceNow Inc.	1,851,277	110,929
* ANSYS Inc.	1,425,771	109,813
* Skyworks Solutions Inc.	2,915,869	109,403
* Cree Inc.	1,879,986	106,332
^ Garmin Ltd.	1,808,246	99,924
Marvell Technology Group Ltd.	6,079,207	95,748
LSI Corp.	8,608,138	95,292
* NCR Corp.	2,568,530	93,880
* Splunk Inc.	1,310,273	93,671

*	Gartner Inc.	1,347,105	93,543
*	athenahealth Inc.	577,299	92,506
*	Synopsys Inc.	2,367,488	90,935
*,^ 3D Systems Corp.		1,513,218	89,507
*,^ Twitter Inc.		1,818,529	84,871
	IAC/InterActiveCorp	1,188,682	84,860
	Pitney Bowes Inc.	3,120,810	81,110
*	SunEdison Inc.	3,917,482	73,805
*	Brocade Communications Systems Inc.	6,861,790	72,804
*	Ingram Micro Inc.	2,379,932	70,351
*	Concur Technologies Inc.	697,498	69,101
*	Cadence Design Systems Inc.	4,438,574	68,975
	Solera Holdings Inc.	1,068,683	67,690
*	Nuance Communications Inc.	3,911,543	67,161
*	PTC Inc.	1,834,949	65,012
*	ON Semiconductor Corp.	6,841,710	64,312
*	Informatica Corp.	1,672,010	63,169
*	MICROS Systems Inc.	1,176,399	62,267
*	Aspen Technology Inc.	1,430,409	60,592
*	Teradyne Inc.	2,989,037	59,452
*	Palo Alto Networks Inc.	855,876	58,713
*	VeriFone Systems Inc.	1,709,526	57,816
*	Rackspace Hosting Inc.	1,752,072	57,503
*	Ultimate Software Group Inc.	412,216	56,474
*	Atmel Corp.	6,241,080	52,175
*	AOL Inc.	1,164,213	50,958
*	NetSuite Inc.	522,417	49,541
*	JDS Uniphase Corp.	3,538,058	49,533
*	ARRIS Group Inc.	1,751,416	49,355
*	Guidewire Software Inc.	990,491	48,584
*	TIBCO Software Inc.	2,389,332	48,551
*	Allscripts Healthcare Solutions Inc.	2,618,668	47,215
*	Fortinet Inc.	2,140,514	47,156
	Leidos Holdings Inc.	1,327,702	46,961
*	Riverbed Technology Inc.	2,370,772	46,728
*	CommVault Systems Inc.	693,432	45,038
	Lexmark International Inc. Class A	966,316	44,731
	DST Systems Inc.	468,367	44,397
*	ViaSat Inc.	641,717	44,304
*	SS&C Technologies Holdings Inc.	1,096,653	43,888
*	Medidata Solutions Inc.	792,999	43,092
*	SolarWinds Inc.	985,357	42,006
*	Manhattan Associates Inc.	1,181,286	41,380
*	FireEye Inc.	664,825	40,933
*	Tyler Technologies Inc.	484,016	40,502
*	Tableau Software Inc. Class A	532,122	40,484
*	Finisar Corp.	1,482,665	39,305
	Mentor Graphics Corp.	1,767,832	38,928
*	Verint Systems Inc.	829,131	38,911
*,^ Advanced Micro Devices Inc.		9,493,319	38,068
*	Microsemi Corp.	1,482,828	37,115
*	Ciena Corp.	1,586,526	36,078
*	Rovi Corp.	1,568,765	35,736
*	ACI Worldwide Inc.	594,257	35,174
	Diebold Inc.	881,437	35,161
	j2 Global Inc.	692,378	34,654
*	Freescale Semiconductor Ltd.	1,418,044	34,614

*	Qlik Technologies Inc.	1,295,497	34,447
*	Tech Data Corp.	556,687	33,936
*	TriQuint Semiconductor Inc.	2,524,574	33,804
*	Cavium Inc.	768,600	33,611
	Compuware Corp.	3,198,003	33,579
*	Dealertrack Technologies Inc.	679,936	33,446
*	Synaptics Inc.	546,846	32,822
*	RF Micro Devices Inc.	4,129,131	32,538
*	Sapient Corp.	1,859,327	31,720
*	Electronics For Imaging Inc.	724,954	31,398
*	Silicon Laboratories Inc.	600,593	31,381
*	EchoStar Corp. Class A	657,006	31,247
*	Cornerstone OnDemand Inc.	649,781	31,105
*	International Rectifier Corp.	1,107,508	30,346
*	Aruba Networks Inc.	1,611,588	30,217
	Plantronics Inc.	677,283	30,105
*	Demandware Inc.	462,051	29,599
	Fair Isaac Corp.	534,475	29,567
	CDW Corp.	1,071,309	29,397
	Power Integrations Inc.	445,885	29,330
*	Polycom Inc.	2,108,573	28,930
	Hittite Microwave Corp.	454,308	28,640
*	Integrated Device Technology Inc.	2,311,683	28,272
*	Fairchild Semiconductor International Inc. Class A	1,964,207	27,086
	Science Applications International Corp.	724,175	27,077
*	Semtech Corp.	1,059,362	26,844
*	CACI International Inc. Class A	362,627	26,762
*	Entegris Inc.	2,201,413	26,659
	Intersil Corp. Class A	1,975,069	25,518
*,^ InvenSense Inc.		1,077,504	25,505
	MKS Instruments Inc.	847,817	25,341
*	Web.com Group Inc.	744,268	25,327
*	SYNNEX Corp.	416,775	25,261
	Cogent Communications Group Inc.	663,045	23,558
	Blackbaud Inc.	719,705	22,527
*	MedAssets Inc.	899,909	22,237
*	Cray Inc.	591,817	22,087
	Cypress Semiconductor Corp.	2,126,096	21,835
*	PMC-Sierra Inc.	2,861,287	21,774
*	Syntel Inc.	241,560	21,716
*	Ubiquiti Networks Inc.	470,509	21,394
	InterDigital Inc.	632,125	20,930
	ADTRAN Inc.	853,560	20,835
*	Unisys Corp.	675,533	20,577
*	Monolithic Power Systems Inc.	529,737	20,538
*	Bottomline Technologies de Inc.	579,519	20,370
*	Netscout Systems Inc.	541,197	20,338
*	NETGEAR Inc.	592,504	19,985
	Advent Software Inc.	679,147	19,940
*	CommScope Holding Co. Inc.	807,782	19,936
*	Cirrus Logic Inc.	975,819	19,390
	Monotype Imaging Holdings Inc.	602,390	18,156
*	Rambus Inc.	1,688,879	18,155
*	Interactive Intelligence Group Inc.	250,291	18,146
*	FleetMatics Group plc	539,567	18,049
*	ScanSource Inc.	438,429	17,875
	NIC Inc.	924,691	17,856

	Tessera Technologies Inc.	755,420	17,851
*	Envestnet Inc.	441,437	17,737
*	EPAM Systems Inc.	531,086	17,473
*	QLogic Corp.	1,338,089	17,061
*	Progress Software Corp.	771,539	16,820
*	Insight Enterprises Inc.	668,470	16,785
*	ATMI Inc.	481,199	16,366
*	Premier Inc. Class A	496,212	16,350
*	Infinera Corp.	1,782,519	16,185
*	MicroStrategy Inc. Class A	140,260	16,185
*	Synchronoss Technologies Inc.	470,059	16,118
*	LogMeIn Inc.	357,826	16,063
*,^ Gogo Inc.		777,665	15,973
*	iGATE Corp.	501,096	15,805
*	Dycom Industries Inc.	497,926	15,739
*	Shutterstock Inc.	216,198	15,698
*	SPS Commerce Inc.	252,715	15,529
*	Proofpoint Inc.	416,501	15,444
*	Cabot Microelectronics Corp.	348,661	15,341
*	Kulicke & Soffa Industries Inc.	1,200,428	15,137
*	OmniVision Technologies Inc.	854,259	15,120
*	Spansion Inc. Class A	867,359	15,109
*	Infoblox Inc.	740,611	14,857
*	Advanced Energy Industries Inc.	604,201	14,803
*	Fusion-io Inc.	1,391,559	14,639
*	Diodes Inc.	559,628	14,617
*	RealPage Inc.	788,026	14,311
*	Lattice Semiconductor Corp.	1,813,702	14,219
*	Loral Space & Communications Inc.	200,711	14,196
*	Amkor Technology Inc.	2,057,635	14,115
*	CalAmp Corp.	491,794	13,706
*	Virtusa Corp.	404,994	13,571
*	RigNet Inc.	241,244	12,986
	CSG Systems International Inc.	493,872	12,860
*	Ixia	1,000,759	12,510
*	Sonus Networks Inc.	3,660,677	12,336
*	Ultratech Inc.	421,675	12,309
*	Blucora Inc.	609,038	11,992
*	PROS Holdings Inc.	379,790	11,967
*	Comverse Inc.	345,523	11,948
*	ICG Group Inc.	576,135	11,765
*	Ellie Mae Inc.	404,816	11,675
	Quality Systems Inc.	688,711	11,625
*	BroadSoft Inc.	430,468	11,506
*	Harmonic Inc.	1,599,675	11,422
	Brooks Automation Inc.	1,029,949	11,257
*	Applied Micro Circuits Corp.	1,131,656	11,203
*,^ Veeva Systems Inc. Class A		418,157	11,165
*	Ruckus Wireless Inc.	908,597	11,049
*	SciQuest Inc.	401,973	10,859
*	Accelrys Inc.	847,434	10,559
	West Corp.	440,933	10,552
	Computer Programs & Systems Inc.	161,239	10,416
*	Marketo Inc.	304,872	9,960
*	Tangoe Inc.	534,778	9,942
*	Mitel Networks Corp.	930,363	9,853
	Pegasystems Inc.	271,089	9,575

*	Emulex Corp.	1,276,706	9,435
*	LivePerson Inc.	749,488	9,046
^	Ebix Inc.	528,548	9,022
*,^ VirnetX Holding Corp.		629,490	8,926
*	Perficient Inc.	492,275	8,920
*	Cvent Inc.	245,043	8,858
*	Exar Corp.	740,428	8,848
*	Super Micro Computer Inc.	506,629	8,800
*	Digital River Inc.	490,573	8,551
*	E2open Inc.	357,638	8,430
*	ChannelAdvisor Corp.	221,172	8,347
*	Photronics Inc.	969,381	8,269
*	Silicon Image Inc.	1,193,858	8,238
	Micrel Inc.	740,218	8,202
*	Premiere Global Services Inc.	679,120	8,190
*	Intralinks Holdings Inc.	797,547	8,159
	Comtech Telecommunications Corp.	255,720	8,147
*	Extreme Networks Inc.	1,304,904	7,568
*	ShoreTel Inc.	875,071	7,526
*	KEYW Holding Corp.	401,208	7,507
*	Millennial Media Inc.	1,077,450	7,456
*	Callidus Software Inc.	589,596	7,382
	Forrester Research Inc.	203,731	7,304
*	Gigamon Inc.	234,031	7,112
	Inteliquent Inc.	488,858	7,103
*,^ Textura Corp.		279,145	7,037
*,^ Rocket Fuel Inc.		161,682	6,933
*	Integrated Silicon Solution Inc.	436,900	6,794
*,^ Parkervision Inc.		1,392,904	6,686
*	Mercury Systems Inc.	496,445	6,558
*	Qualys Inc.	256,351	6,519
*	Silicon Graphics International Corp.	530,755	6,518
*	LTX-Credence Corp.	725,003	6,460
*	PDF Solutions Inc.	353,030	6,415
	Epiq Systems Inc.	461,769	6,294
*	Ceva Inc.	358,051	6,287
*	Nanometrics Inc.	345,099	6,201
*	Inphi Corp.	364,237	5,861
*	Entropic Communications Inc.	1,405,450	5,748
*	Vocera Communications Inc.	338,826	5,533
*,^ Endurance International Group Holdings Inc.		425,247	5,532
*	Rudolph Technologies Inc.	478,494	5,460
*	FormFactor Inc.	852,528	5,448
*	Internap Network Services Corp.	766,404	5,426
	PC Connection Inc.	264,504	5,375
*	Supertex Inc.	158,992	5,244
*	Ultra Clean Holdings Inc.	388,929	5,114
*	Seachange International Inc.	480,875	5,020
*	Oplink Communications Inc.	274,588	4,932
*	Calix Inc.	584,961	4,931
*	RingCentral Inc. Class A	271,326	4,911
*	Benefitfocus Inc.	98,314	4,618
*	CIBER Inc.	1,004,222	4,599
*	Immersion Corp.	422,897	4,462
*,^ QuickLogic Corp.		854,381	4,451
*	Jive Software Inc.	545,957	4,373
	IXYS Corp.	382,405	4,340

*	Datalink Corp.	310,993	4,332
*	Brightcove Inc.	434,218	4,268
*	Actuate Corp.	691,414	4,162
*	Quantum Corp.	3,383,242	4,128
*	Vocus Inc.	308,282	4,109
*	VOXX International Corp. Class A	299,849	4,102
*	PLX Technology Inc.	677,998	4,102
*,^ Vringo Inc.		1,169,079	4,057
*	ePlus Inc.	71,885	4,008
*	Pendrell Corp.	2,182,355	3,994
*	Oclaro Inc.	1,285,792	3,986
*	Digi International Inc.	380,442	3,861
*	Agilysys Inc.	287,756	3,856
*	Dot Hill Systems Corp.	991,166	3,836
	Cohu Inc.	354,561	3,808
*	Intra-Cellular Therapies Inc.	205,868	3,743
*	Zix Corp.	893,075	3,697
*	Axcelis Technologies Inc.	1,696,759	3,648
*	Clearfield Inc.	155,848	3,599
	American Software Inc. Class A	349,984	3,559
*	MaxLinear Inc.	372,953	3,536
	Computer Task Group Inc.	204,191	3,469
*	Vitesse Semiconductor Corp.	815,246	3,424
*	Kopin Corp.	901,309	3,407
*	Unwired Planet Inc.	1,542,607	3,347
*	Procera Networks Inc.	313,222	3,254
*	Datawatch Corp.	119,321	3,236
*	VASCO Data Security International Inc.	427,702	3,225
	Digimarc Corp.	101,090	3,174
*	KVH Industries Inc.	238,592	3,140
*	Marin Software Inc.	294,043	3,108
	Tessco Technologies Inc.	82,358	3,077
*	Imation Corp.	526,473	3,038
*	Rally Software Development Corp.	224,112	2,999
	Preformed Line Products Co.	43,037	2,950
*	Rosetta Stone Inc.	262,861	2,949
*	Guidance Software Inc.	258,965	2,864
*	Systemax Inc.	188,321	2,808
*	MoSys Inc.	612,819	2,782
*	DSP Group Inc.	320,999	2,773
	Alliance Fiber Optic Products Inc.	190,806	2,761
*	Audience Inc.	206,209	2,578
*	Mattson Technology Inc.	1,090,148	2,529
*	Cinedigm Corp. Class A	986,749	2,526
*	Westell Technologies Inc. Class A	668,143	2,465
*	Qumu Corp.	152,829	2,445
*	Applied Optoelectronics Inc.	98,658	2,434
	United Online Inc.	207,924	2,404
*	Boingo Wireless Inc.	351,170	2,381
*	Pericom Semiconductor Corp.	303,719	2,378
*	support.com Inc.	931,901	2,376
*	Sigma Designs Inc.	491,227	2,338
*	Merge Healthcare Inc.	944,357	2,304
*	Carbonite Inc.	222,478	2,267
	Hackett Group Inc.	371,640	2,222
	Transact Technologies Inc.	187,361	2,153
*	Alpha & Omega Semiconductor Ltd.	285,272	2,100

*	Model N Inc.	207,424	2,097
	PC-Tel Inc.	235,047	2,052
*	NeoPhotonics Corp.	256,180	2,032
*	ANADIGICS Inc.	1,186,396	2,017
*	Emcore Corp.	392,264	1,981
*	Exa Corp.	145,798	1,933
*	Peregrine Semiconductor Corp.	318,802	1,929
*	Radisys Corp.	528,918	1,899
*	Telenav Inc.	318,282	1,897
*	Limelight Networks Inc.	869,610	1,896
*	Numerex Corp. Class A	169,515	1,853
*	GSI Technology Inc.	248,745	1,719
*	Zhone Technologies Inc.	397,721	1,678
*,^ Mitek Systems Inc.		410,688	1,589
*	TeleCommunication Systems Inc. Class A	675,338	1,553
*	WidePoint Corp.	969,014	1,550
*	Mavenir Systems Inc.	85,969	1,539
*,^ MeetMe Inc.		470,174	1,533
*	Icad Inc.	164,630	1,508
*	eGain Corp.	211,399	1,492
*	Key Tronic Corp.	142,810	1,488
	QAD Inc. Class A	72,664	1,485
*	Amtech Systems Inc.	119,631	1,456
	Concurrent Computer Corp.	175,155	1,431
*	Pixelworks Inc.	245,269	1,359
*	Aviat Networks Inc.	834,379	1,327
*,^ Park City Group Inc.		145,799	1,322
*	iPass Inc.	799,631	1,319
*,^ Cyan Inc.		305,977	1,307
*	Aware Inc.	224,568	1,300
*	Meru Networks Inc.	265,902	1,199
*	Cascade Microtech Inc.	115,448	1,166
*,^ Violin Memory Inc.		287,776	1,151
	Evolving Systems Inc.	127,521	1,149
*	ID Systems Inc.	199,990	1,136
*	Edgewater Technology Inc.	156,976	1,122
*	NCI Inc. Class A	102,689	1,092
*	Hutchinson Technology Inc.	375,914	1,064
*,^ CVD Equipment Corp.		69,465	970
*	Acorn Energy Inc.	283,797	962
*	AXT Inc.	429,847	946
*	Ikanos Communications Inc.	1,072,149	933
*	Netlist Inc.	490,166	931
*	Identive Group Inc.	801,478	906
*	Covisint Corp.	120,499	883
*	Streamline Health Solutions Inc.	175,220	881
*	Smith Micro Software Inc.	442,123	880
*	Innodata Inc.	299,266	871
*	PAR Technology Corp.	170,216	832
	Communications Systems Inc.	61,954	797
*	LRAD Corp.	379,660	797
*,^ FAB Universal Corp.		259,532	797
*	A10 Networks Inc.	52,320	787
*	Intermolecular Inc.	267,809	750
*	BSQUARE Corp.	230,553	729
*	Novatel Wireless Inc.	412,032	725
*	FalconStor Software Inc.	454,255	718

*	Tremor Video Inc.	169,035	696
*	Aerohive Networks Inc.	65,692	693
*	Nimble Storage Inc.	18,138	687
*,^ USA Technologies Inc.		330,387	687
*	ClearOne Inc.	63,498	651
*	GigOptix Inc.	370,177	622
*	InterCloud Systems Inc.	71,388	606
*,^ Superconductor Technologies Inc.		212,929	575
*	Crexendo Inc.	151,996	517
*	NetSol Technologies Inc.	109,807	505
*	GSE Systems Inc.	274,629	478
*	Varonis Systems Inc.	13,100	468
*	Authentidate Holding Corp.	458,273	454
*	Castlight Health Inc. Class B	20,949	445
*,^ xG Technology Inc.		157,277	431
*	ChyronHego Corp.	152,465	422
*	Synacor Inc.	156,621	387
*	2U Inc.	26,295	359
*	BroadVision Inc.	32,260	357
*	Intellicheck Mobilisa Inc.	372,063	342
*	ARI Network Services Inc.	103,014	326
*	Q2 Holdings Inc.	20,924	325
*	Amber Road Inc.	20,900	322
*	WPCS International Inc.	206,612	320
*	Crossroads Systems Inc.	132,594	320
*,^ Wave Systems Corp. Class A		326,762	297
	Globalscape Inc.	117,365	291
*	Lantronix Inc.	138,633	288
	QAD Inc. Class B	16,312	277
*	RCM Technologies Inc.	41,156	277
*	RELM Wireless Corp.	87,095	274
*	XRS Corp.	84,989	229
*	Aehr Test Systems	79,080	225
*	Xplore Technologies Corp.	35,150	223
*	Inuvo Inc.	283,917	216
*	Interphase Corp.	39,024	215
	Astro-Med Inc.	16,130	191
*	inTEST Corp.	46,109	185
*	SMTP Inc.	29,145	180
*	eOn Communications Corp.	33,429	169
	Mastech Holdings Inc.	10,690	148
*	Sonic Foundry Inc.	13,714	147
*	Bridgeline Digital Inc.	144,903	146
*	Overland Storage Inc.	176,188	142
*	Selectica Inc.	16,769	112
*	Borderfree Inc.	5,233	98
*	Cover-All Technologies Inc.	65,345	94
*	Data I/O Corp.	35,433	85
*	Cobra Electronics Corp.	23,291	77
	Helios & Matheson Analytics Inc.	15,060	75
*	Daegis Inc.	56,044	72
*	Voltari Corp.	19,679	70
	CSP Inc.	8,002	62
	Optical Cable Corp.	11,726	45
*	Trio Tech International	12,320	39
*	ADDvantage Technologies Group Inc.	11,779	39
*	Qualstar Corp.	21,908	35

	Simulations Plus Inc.	2,300	15
*	Peerless Systems Corp.	2,840	11
*	UniTek Global Services Inc.	3,800	7
*	Looksmart Ltd.	2,828	6
			48,938,623
Telecommunications (2.2%)
	Verizon Communications Inc.	64,053,019	3,047,002
	AT&T Inc.	80,552,359	2,824,971
	CenturyLink Inc.	8,923,719	293,055
*	SBA Communications Corp. Class A	1,981,971	180,280
*,^ T-Mobile US Inc.		4,343,032	143,450
*	Sprint Corp.	12,186,062	111,990
*	Level 3 Communications Inc.	2,726,004	106,696
	Frontier Communications Corp.	15,411,381	87,845
	Windstream Holdings Inc.	9,165,041	75,520
*	tw telecom inc Class A	2,209,182	69,059
	Telephone & Data Systems Inc.	1,413,376	37,045
*	8x8 Inc.	1,287,505	13,918
	Consolidated Communications Holdings Inc.	602,256	12,051
*	Vonage Holdings Corp.	2,788,080	11,905
	Shenandoah Telecommunications Co.	360,649	11,645
*	Cincinnati Bell Inc.	3,277,146	11,339
	Atlantic Tele-Network Inc.	156,039	10,286
	United States Cellular Corp.	213,451	8,754
*	inContact Inc.	803,517	7,714
*,^ Iridium Communications Inc.		906,521	6,808
*	Intelsat SA	348,659	6,527
	USA Mobility Inc.	326,060	5,924
	EarthLink Holdings Corp.	1,571,140	5,672
*	FairPoint Communications Inc.	377,303	5,131
	IDT Corp. Class B	268,083	4,466
*	General Communication Inc. Class A	389,967	4,450
	Lumos Networks Corp.	301,702	4,034
*	ORBCOMM Inc.	562,278	3,852
	HickoryTech Corp.	285,822	3,656
	NTELOS Holdings Corp.	257,706	3,479
*	Cbeyond Inc.	457,357	3,316
*	NII Holdings Inc.	2,557,005	3,043
*	Hawaiian Telcom Holdco Inc.	103,106	2,937
*,^ Towerstream Corp.		946,616	2,225
*	GTT Communications Inc.	164,884	1,736
*	Alaska Communications Systems Group Inc.	759,631	1,466
*,^ Elephant Talk Communications Corp.		1,027,743	1,089
*	Straight Path Communications Inc. Class B	139,844	1,029
	Alteva	91,123	756
*	NTS Inc.	204,450	395
*	Otelco Inc. Class A	2,454	12
			7,136,528
Utilities (3.2%)
	Duke Energy Corp.	10,937,397	778,961
	NextEra Energy Inc.	6,737,992	644,287
	Dominion Resources Inc.	8,994,957	638,552
	Southern Co.	13,728,893	603,248
	Exelon Corp.	13,263,684	445,129
	Spectra Energy Corp.	10,369,525	383,050
	American Electric Power Co. Inc.	7,540,203	381,987

Sempra Energy	3,595,933	347,943
PPL Corp.	9,723,982	322,253
PG&E Corp.	7,071,308	305,481
Public Service Enterprise Group Inc.	7,824,739	298,436
Edison International	5,031,685	284,844
Consolidated Edison Inc.	4,517,670	242,373
Xcel Energy Inc.	7,678,531	233,120
Northeast Utilities	4,898,123	222,865
FirstEnergy Corp.	6,474,911	220,341
DTE Energy Co.	2,729,229	202,754
ONEOK Inc.	3,212,605	190,347
Entergy Corp.	2,751,102	183,911
NiSource Inc.	4,835,547	171,807
Wisconsin Energy Corp.	3,486,110	162,278
NRG Energy Inc.	5,000,767	159,024
CenterPoint Energy Inc.	6,597,056	156,284
Ameren Corp.	3,739,841	154,081
AES Corp.	10,046,706	143,467
* Calpine Corp.	6,171,237	129,041
American Water Works Co. Inc.	2,771,666	125,834
CMS Energy Corp.	4,110,126	120,345
SCANA Corp.	1,963,300	100,757
Alliant Energy Corp.	1,736,889	98,673
Pinnacle West Capital Corp.	1,687,075	92,216
ITC Holdings Corp.	2,438,903	91,093
AGL Resources Inc.	1,821,113	89,162
National Fuel Gas Co.	1,226,903	85,932
UGI Corp.	1,764,886	80,496
Pepco Holdings Inc.	3,837,507	78,592
Integrys Energy Group Inc.	1,230,195	73,381
Atmos Energy Corp.	1,523,904	71,822
Westar Energy Inc. Class A	1,957,428	68,823
Aqua America Inc.	2,744,793	68,812
Questar Corp.	2,743,429	65,239
Great Plains Energy Inc.	2,412,236	65,227
TECO Energy Inc.	3,475,006	59,596
Vectren Corp.	1,310,826	51,633
Cleco Corp.	963,548	48,736
IDACORP Inc.	781,821	43,368
Piedmont Natural Gas Co. Inc.	1,211,811	42,886
Black Hills Corp.	696,237	40,138
Southwest Gas Corp.	735,999	39,339
Hawaiian Electric Industries Inc.	1,538,954	39,120
Portland General Electric Co.	1,201,634	38,861
UNS Energy Corp.	607,727	36,482
* Dynegy Inc. Class A	1,399,423	34,902
ALLETE Inc.	658,476	34,517
PNM Resources Inc.	1,247,736	33,726
New Jersey Resources Corp.	660,999	32,918
UIL Holdings Corp.	890,089	32,764
WGL Holdings Inc.	801,434	32,105
Avista Corp.	944,831	28,959
* ONE Gas Inc.	798,536	28,691
NorthWestern Corp.	604,071	28,651
South Jersey Industries Inc.	498,517	27,962
Laclede Group Inc.	489,673	23,088
El Paso Electric Co.	638,919	22,829

MGE Energy Inc.			518,219	20,330
American States Water Co.			621,862	20,080
Northwest Natural Gas Co.			421,085	18,532
California Water Service Group			726,129	17,384
Empire District Electric Co.			689,448	16,767
Chesapeake Utilities Corp.			136,454	8,618
Ormat Technologies Inc.			278,017	8,343
SJW Corp.			245,821	7,267
Unitil Corp.			193,649	6,359
Connecticut Water Service Inc.			165,327	5,649
^ Atlantic Power Corp.			1,896,307	5,499
Middlesex Water Co.			236,947	5,170
York Water Co.			179,777	3,667
* Genie Energy Ltd. Class B			240,589	2,399
Artesian Resources Corp. Class A			102,984	2,313
Delta Natural Gas Co. Inc.			86,779	1,798
Gas Natural Inc.			135,261	1,365
* Cadiz Inc.			188,935	1,332
* Pure Cycle Corp.			184,869	1,118
* US Geothermal Inc.			1,217,484	913
				10,338,442
Total Common Stocks (Cost $217,403,690)				322,173,399
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund	0.122%		2,644,148,789	2,644,149

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5,
6 Federal Home Loan Bank Discount Notes	0.062%	4/21/14	10,000	9,999
[4,5] Federal Home Loan Bank Discount Notes	0.073%	5/2/14	7,000	6,999
[4,5] Federal Home Loan Bank Discount Notes	0.110%	5/9/14	21,000	20,998
[4,5] Federal Home Loan Bank Discount Notes	0.075%	5/21/14	2,000	2,000
[4,5] Federal Home Loan Bank Discount Notes	0.060%	5/23/14	25,000	24,996
[4,5] Federal Home Loan Bank Discount Notes	0.090%	8/6/14	4,600	4,598
				69,590
Total Temporary Cash Investments (Cost $2,713,741)				2,713,739
Total Investments (100.4%) (Cost $220,117,431)				324,887,138
Other Assets and Liabilities-Net (-0.4%)[3]				(1,138,044)
Net Assets (100%)				323,749,094

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $727,779,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $767,845,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

5 Securities with a value of $64,191,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $3,950,000 have been segregated as collateral for open over-the-counter swap contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	322,169,715	94	3,590
Temporary Cash Investments	2,644,149	69,590	—
Futures Contracts—Assets[1]	12,041	—	—
Futures Contracts—Liabilities[1]	(13)	—	—
Swap Contracts—Liabilities	—	(4,595)	—
Total	324,825,892	65,089	3,590
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk

Total Stock Market Index Fund

involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	June 2014	1,505	701,556	5,306
E-mini S&P 500 Index	June 2014	5,950	554,719	1,763
E-mini Russell 2000 Index	June 2014	957	112,017	(1,244)
E-mini S&P Midcap 400 Index	June 2014	240	32,998	128
				5,953

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net

Total Stock Market Index Fund

amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
SLM Corp.	4/25/14	GSI	152,021	(0.504%)	(4,595)
1 GSI—Goldman Sachs International.

E. At March 31, 2014, the cost of investment securities for tax purposes was $220,127,347,000. Net unrealized appreciation of investment securities for tax purposes was $104,759,791,000, consisting of unrealized gains of $110,498,189,000 on securities that had risen in value since their purchase and $5,738,398,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Value Index Fund

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (3.9%)
EI du Pont de Nemours & Co.	2,794,642	187,520
Dow Chemical Co.	3,662,577	177,965
LyondellBasell Industries NV Class A	1,390,345	123,657
Freeport-McMoRan Copper & Gold Inc.	3,128,179	103,449
PPG Industries Inc.	396,993	76,802
Air Products & Chemicals Inc.	637,712	75,913
International Paper Co.	1,321,916	60,649
Mosaic Co.	973,595	48,680
Nucor Corp.	958,163	48,426
CF Industries Holdings Inc.	167,100	43,553
Alcoa Inc.	3,246,600	41,784
Newmont Mining Corp.	1,485,974	34,831
Celanese Corp. Class A	473,190	26,267
International Flavors & Fragrances Inc.	245,132	23,452
Ashland Inc.	234,778	23,356
Reliance Steel & Aluminum Co.	221,151	15,626
Avery Dennison Corp.	288,268	14,607
Huntsman Corp.	581,117	14,191
Peabody Energy Corp.	816,091	13,335
		1,154,063
Consumer Goods (10.1%)
Procter & Gamble Co.	8,167,681	658,315
PepsiCo Inc.	4,605,912	384,594
Altria Group Inc.	6,003,208	224,700
Ford Motor Co.	11,666,827	182,002
Mondelez International Inc. Class A	4,867,845	168,184
General Motors Co.	3,831,301	131,873
Kimberly-Clark Corp.	1,142,921	126,007
Kraft Foods Group Inc.	1,796,396	100,778
General Mills Inc.	1,881,416	97,495
Johnson Controls Inc.	2,000,396	94,659
Archer-Daniels-Midland Co.	1,983,292	86,055
Delphi Automotive plc	923,032	62,637
Kellogg Co.	865,697	54,288
Reynolds American Inc.	970,617	51,850
Beam Inc.	498,714	41,543
ConAgra Foods Inc.	1,266,573	39,302
Genuine Parts Co.	440,028	38,216
Tyson Foods Inc. Class A	814,538	35,848
Whirlpool Corp.	233,464	34,894
Clorox Co.	391,419	34,449
Bunge Ltd.	422,186	33,568
Coca-Cola Enterprises Inc.	692,141	33,057
Dr Pepper Snapple Group Inc.	594,977	32,402
Activision Blizzard Inc.	1,392,021	28,453
* TRW Automotive Holdings Corp.	347,731	28,382
Molson Coors Brewing Co. Class B	433,507	25,516
Campbell Soup Co.	567,659	25,477

	Newell Rubbermaid Inc.	841,551	25,162
	Lear Corp.	243,796	20,411
	Hasbro Inc.	354,689	19,728
	Avon Products Inc.	1,303,301	19,080
	Energizer Holdings Inc.	188,083	18,947
	JM Smucker Co.	147,799	14,372
	Lennar Corp. Class A	260,029	10,302
	PulteGroup Inc.	514,908	9,881
	DR Horton Inc.	436,072	9,441
	Lennar Corp. Class B	1,431	47
			3,001,915
Consumer Services (7.6%)
	Wal-Mart Stores Inc.	4,873,660	372,494
	CVS Caremark Corp.	3,561,916	266,645
	Walgreen Co.	2,576,111	170,101
	Time Warner Inc.	2,554,650	166,895
	Lowe's Cos. Inc.	3,102,771	151,726
	McKesson Corp.	693,316	122,419
	Target Corp.	1,906,672	115,373
	Delta Air Lines Inc.	2,558,712	88,659
	Cardinal Health Inc.	1,032,952	72,286
	Macy's Inc.	1,099,298	65,177
	Sysco Corp.	1,762,616	63,683
	Kroger Co.	1,453,863	63,461
	Omnicom Group Inc.	778,320	56,506
	Carnival Corp.	1,338,152	50,662
*	United Continental Holdings Inc.	1,119,407	49,959
	Southwest Airlines Co.	2,112,796	49,883
	AmerisourceBergen Corp. Class A	690,505	45,290
*	Liberty Media Corp. Class A	283,011	36,998
	Kohl's Corp.	580,654	32,981
	Safeway Inc.	694,742	25,664
*	News Corp. Class A	1,462,182	25,179
	Staples Inc.	1,963,122	22,262
	Best Buy Co. Inc.	832,210	21,979
	Interpublic Group of Cos. Inc.	1,274,878	21,851
	Royal Caribbean Cruises Ltd.	400,365	21,844
	Darden Restaurants Inc.	395,397	20,070
*	Hertz Global Holdings Inc.	674,157	17,960
	H&R Block Inc.	411,289	12,417
	Dun & Bradstreet Corp.	56,516	5,615
	International Game Technology	371,084	5,218
*,^ Sears Holdings Corp.		83,499	3,988
	ARAMARK Holdings Corp.	104,195	3,013
*	News Corp. Class B	12,704	212
			2,248,470
Financials (22.3%)
	Wells Fargo & Co.	15,850,392	788,399
	JPMorgan Chase & Co.	11,407,129	692,527
*	Berkshire Hathaway Inc. Class B	5,481,558	685,030
	Bank of America Corp.	31,834,615	547,555
	Citigroup Inc.	8,689,544	413,622
	US Bancorp	5,482,708	234,989
	American International Group Inc.	4,410,359	220,562
	Goldman Sachs Group Inc.	1,227,488	201,124
	MetLife Inc.	2,707,670	142,965

PNC Financial Services Group Inc.	1,608,821	139,967
Capital One Financial Corp.	1,725,589	133,147
Morgan Stanley	4,166,096	129,857
Bank of New York Mellon Corp.	3,419,252	120,665
Prudential Financial Inc.	1,388,754	117,558
ACE Ltd.	912,816	90,424
Travelers Cos. Inc.	1,061,386	90,324
Aflac Inc.	1,373,179	86,565
BB&T Corp.	2,142,545	86,066
State Street Corp.	1,235,345	85,918
Discover Financial Services	1,418,611	82,549
Aon plc	907,065	76,447
Allstate Corp.	1,346,908	76,208
CME Group Inc.	960,708	71,102
Chubb Corp.	739,880	66,071
SunTrust Banks Inc.	1,610,741	64,091
Ameriprise Financial Inc.	575,079	63,299
Fifth Third Bancorp	2,565,262	58,873
Regions Financial Corp.	4,276,423	47,511
Hartford Financial Services Group Inc.	1,344,653	47,426
M&T Bank Corp.	355,438	43,115
Northern Trust Corp.	643,496	42,188
Loews Corp.	933,665	41,128
Principal Financial Group Inc.	889,737	40,919
Lincoln National Corp.	794,489	40,257
Progressive Corp.	1,614,046	39,092
KeyCorp	2,679,656	38,158
SLM Corp.	1,292,258	31,635
Annaly Capital Management Inc.	2,854,864	31,318
CIT Group Inc.	589,206	28,883
Comerica Inc.	548,753	28,425
Unum Group	782,177	27,619
Western Union Co.	1,651,842	27,024
* Genworth Financial Inc. Class A	1,493,446	26,479
XL Group plc Class A	832,787	26,025
Huntington Bancshares Inc.	2,532,263	25,247
Fidelity National Financial Inc. Class A	791,612	24,888
* Markel Corp.	40,064	23,882
American Capital Agency Corp.	1,070,249	23,000
Cincinnati Financial Corp.	468,568	22,801
* Arch Capital Group Ltd.	383,477	22,065
First Republic Bank	397,938	21,485
Willis Group Holdings plc	485,298	21,416
Torchmark Corp.	266,102	20,942
New York Community Bancorp Inc.	1,261,547	20,273
Everest Re Group Ltd.	113,808	17,418
Zions Bancorporation	555,170	17,199
Reinsurance Group of America Inc. Class A	212,586	16,928
Legg Mason Inc.	321,889	15,785
ING US Inc.	421,240	15,278
PartnerRe Ltd.	147,407	15,257
Hudson City Bancorp Inc.	1,428,139	14,039
Axis Capital Holdings Ltd.	302,807	13,884
People's United Financial Inc.	931,668	13,854
NASDAQ OMX Group Inc.	356,684	13,176
WR Berkley Corp.	308,986	12,860
* Alleghany Corp.	23,827	9,707

Assurant Inc.	107,528	6,985
* Santander Consumer USA Holdings Inc.	261,929	6,307
* Berkshire Hathaway Inc. Class A	14	2,623
Brixmor Property Group Inc.	69,022	1,472
		6,591,877
Health Care (13.7%)
Johnson & Johnson	8,521,571	837,074
Pfizer Inc.	19,227,417	617,585
Merck & Co. Inc.	8,858,188	502,879
Bristol-Myers Squibb Co.	4,971,112	258,249
UnitedHealth Group Inc.	2,979,842	244,317
Medtronic Inc.	3,014,875	185,535
Abbott Laboratories	4,648,305	179,006
Eli Lilly & Co.	3,035,683	178,680
Baxter International Inc.	1,636,313	120,400
Covidien plc	1,357,881	100,022
WellPoint Inc.	850,956	84,713
Aetna Inc.	1,092,625	81,914
Thermo Fisher Scientific Inc.	590,202	70,966
Cigna Corp.	824,177	69,008
Becton Dickinson and Co.	581,471	68,079
St. Jude Medical Inc.	855,025	55,910
* Mylan Inc.	1,123,631	54,867
* Boston Scientific Corp.	3,989,100	53,933
Humana Inc.	464,110	52,314
* HCA Holdings Inc.	928,991	48,772
Zimmer Holdings Inc.	510,121	48,247
* CareFusion Corp.	628,767	25,289
Quest Diagnostics Inc.	435,124	25,202
Universal Health Services Inc. Class B	275,488	22,609
* Hospira Inc.	502,282	21,724
* Hologic Inc.	700,972	15,071
* Endo Health Solutions Inc.	213,585	14,663
Patterson Cos. Inc.	249,750	10,430
		4,047,458
Industrials (12.0%)
General Electric Co.	30,198,554	781,841
United Technologies Corp.	2,619,174	306,024
Honeywell International Inc.	2,243,974	208,151
Caterpillar Inc.	1,921,408	190,930
Emerson Electric Co.	2,117,744	141,465
Lockheed Martin Corp.	820,215	133,892
Boeing Co.	1,063,789	133,495
FedEx Corp.	893,586	118,454
Eaton Corp. plc	1,431,799	107,557
Deere & Co.	1,113,727	101,126
Illinois Tool Works Inc.	1,215,341	98,844
General Dynamics Corp.	876,418	95,459
Raytheon Co.	947,518	93,605
Norfolk Southern Corp.	933,007	90,660
CSX Corp.	3,035,363	87,934
TE Connectivity Ltd.	1,235,195	74,371
Northrop Grumman Corp.	587,627	72,501
Tyco International Ltd.	1,386,718	58,797
Waste Management Inc.	1,330,320	55,967
Parker Hannifin Corp.	449,318	53,788

	Ingersoll-Rand plc	823,761	47,152
	Dover Corp.	512,284	41,879
	Xerox Corp.	3,391,852	38,328
	Fluor Corp.	483,174	37,557
	Rockwell Collins Inc.	407,348	32,453
	Republic Services Inc. Class A	815,218	27,848
	L-3 Communications Holdings Inc.	233,033	27,533
*	Jacobs Engineering Group Inc.	377,910	23,997
	Ball Corp.	422,302	23,146
	Xylem Inc.	557,416	20,301
	MeadWestvaco Corp.	524,547	19,744
	Avnet Inc.	417,021	19,404
	Manpowergroup Inc.	239,920	18,913
*	Crown Holdings Inc.	415,571	18,593
	MDU Resources Group Inc.	540,274	18,537
*	Arrow Electronics Inc.	300,211	17,821
	Joy Global Inc.	300,846	17,449
	Timken Co.	250,914	14,749
	AGCO Corp.	253,382	13,977
	Vulcan Materials Co.	196,338	13,047
	SPX Corp.	121,224	11,918
	KBR Inc.	444,828	11,868
*	Owens-Illinois Inc.	247,059	8,358
	Owens Corning	159,743	6,896
	Jabil Circuit Inc.	279,160	5,025
			3,541,354
Oil & Gas (11.5%)
	Exxon Mobil Corp.	13,016,984	1,271,499
	Chevron Corp.	5,750,985	683,850
	ConocoPhillips	3,693,473	259,836
	Occidental Petroleum Corp.	2,394,071	228,131
	Phillips 66	1,770,150	136,408
	Apache Corp.	1,189,151	98,640
	Baker Hughes Inc.	1,314,004	85,436
	Valero Energy Corp.	1,604,233	85,185
	Devon Energy Corp.	1,165,903	78,034
	Marathon Oil Corp.	2,099,503	74,574
	Hess Corp.	882,045	73,104
	Marathon Petroleum Corp.	798,654	69,515
	Chesapeake Energy Corp.	1,800,312	46,124
	Helmerich & Payne Inc.	307,777	33,104
	Murphy Oil Corp.	524,475	32,968
	HollyFrontier Corp.	599,764	28,537
	OGE Energy Corp.	599,237	22,028
	Nabors Industries Ltd.	850,017	20,953
	Tesoro Corp.	397,746	20,122
	Energen Corp.	219,594	17,745
	Denbury Resources Inc.	1,069,651	17,542
	Cimarex Energy Co.	130,834	15,584
	Noble Corp. plc	383,025	12,540
^	Diamond Offshore Drilling Inc.	208,364	10,160
			3,421,619
Technology (9.0%)
	Microsoft Corp.	22,504,039	922,441
	Intel Corp.	14,977,379	386,566
	Cisco Systems Inc.	15,517,375	347,744

International Business Machines Corp.	1,568,468	301,914
Hewlett-Packard Co.	5,730,862	185,451
Corning Inc.	4,193,713	87,313
Western Digital Corp.	676,218	62,090
Seagate Technology plc	939,971	52,789
Broadcom Corp. Class A	1,599,722	50,359
Symantec Corp.	2,083,413	41,606
Applied Materials Inc.	1,824,222	37,251
CA Inc.	945,134	29,271
Computer Sciences Corp.	439,458	26,728
Harris Corp.	322,092	23,564
Motorola Solutions Inc.	343,229	22,066
Garmin Ltd.	351,634	19,431
Marvell Technology Group Ltd.	1,181,834	18,614
LSI Corp.	1,678,588	18,582
* Synopsys Inc.	462,745	17,774
* Nuance Communications Inc.	761,976	13,083
		2,664,637
Telecommunications (4.3%)
Verizon Communications Inc.	12,474,447	593,409
AT&T Inc.	15,684,727	550,063
CenturyLink Inc.	1,741,081	57,177
* Sprint Corp.	2,374,966	21,826
Frontier Communications Corp.	3,001,532	17,109
^ Windstream Holdings Inc.	1,789,889	14,749
* T-Mobile US Inc.	422,335	13,950
		1,268,283
Utilities (5.5%)
Duke Energy Corp.	2,128,184	151,569
NextEra Energy Inc.	1,311,564	125,412
Dominion Resources Inc.	1,751,650	124,350
Southern Co.	2,674,916	117,536
Exelon Corp.	2,582,987	86,685
Spectra Energy Corp.	2,018,845	74,576
American Electric Power Co. Inc.	1,469,482	74,444
Sempra Energy	701,468	67,874
PPL Corp.	1,900,081	62,969
PG&E Corp.	1,378,900	59,568
Public Service Enterprise Group Inc.	1,525,727	58,191
Edison International	981,528	55,564
Consolidated Edison Inc.	881,562	47,296
Xcel Energy Inc.	1,501,130	45,574
Northeast Utilities	950,312	43,239
FirstEnergy Corp.	1,260,703	42,902
DTE Energy Co.	533,553	39,638
Entergy Corp.	538,027	35,967
NiSource Inc.	946,004	33,612
Wisconsin Energy Corp.	680,728	31,688
CenterPoint Energy Inc.	1,292,254	30,613
Ameren Corp.	731,185	30,125
AES Corp.	1,964,811	28,057
American Water Works Co. Inc.	539,011	24,471
CMS Energy Corp.	805,941	23,598
SCANA Corp.	381,483	19,578
Alliant Energy Corp.	334,918	19,027
Pinnacle West Capital Corp.	330,896	18,087

	National Fuel Gas Co.			238,958	16,737
	NRG Energy Inc.			487,969	15,517
	Pepco Holdings Inc.			752,298	15,407
	Integrys Energy Group Inc.			240,133	14,324
	TECO Energy Inc.			328,008	5,625
					1,639,820
Total Common Stocks (Cost $23,862,991)					29,579,496
		Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund		0.122%		39,899,071	39,899

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank Discount Notes	0.075%	5/21/14	200	200
4	Federal Home Loan Bank Discount Notes	0.075%	6/6/14	800	800
[4,5] Federal Home Loan Bank Discount Notes		0.075%	6/24/14	600	600
[4,5] Federal Home Loan Bank Discount Notes		0.090%–0.110%	7/16/14	900	899
[4,5] Federal Home Loan Bank Discount Notes		0.093%	7/18/14	600	600
					3,099
Total Temporary Cash Investments (Cost $42,998)					42,998
Total Investments (100.0%) (Cost $23,905,989)					29,622,494
Other Assets and Liabilities-Net (0.0%)[3]					(3,172)
Net Assets (100%)					29,619,322

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,714,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $6,770,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,799,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Value Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,579,496	—	—
Temporary Cash Investments	39,899	3,099	—
Futures Contracts—Assets[1]	257	—	—
Total	29,619,652	3,099	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Value Index Fund

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2014	357	33,283	167
S&P 500 Index	June 2014	1	466	—
				167

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2014, the cost of investment securities for tax purposes was $23,905,989,000. Net unrealized appreciation of investment securities for tax purposes was $5,716,505,000, consisting of unrealized gains of $6,151,013,000 on securities that had risen in value since their purchase and $434,508,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund

Schedule of Investments
As of March 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (1.7%)
	Praxair Inc.	1,397,364	183,013
	Ecolab Inc.	1,286,671	138,948
	Eastman Chemical Co.	652,851	56,282
	Sigma-Aldrich Corp.	568,198	53,058
	FMC Corp.	632,139	48,396
	CONSOL Energy Inc.	1,090,174	43,552
*	WR Grace & Co.	348,007	34,512
	Airgas Inc.	316,401	33,700
	Albemarle Corp.	378,214	25,121
	Westlake Chemical Corp.	189,766	12,559
			629,141
Consumer Goods (10.4%)
	Coca-Cola Co.	18,849,622	728,726
	Philip Morris International Inc.	7,158,687	586,082
	Monsanto Co.	2,495,172	283,876
	Colgate-Palmolive Co.	4,368,345	283,375
	NIKE Inc. Class B	3,363,250	248,410
	VF Corp.	1,674,310	103,606
	Lorillard Inc.	1,721,259	93,086
*	Michael Kors Holdings Ltd.	871,945	81,326
	Mead Johnson Nutrition Co.	957,995	79,648
*,^ Tesla Motors Inc.		380,560	79,328
	Estee Lauder Cos. Inc. Class A	1,134,659	75,886
	Hershey Co.	698,615	72,935
	Harley-Davidson Inc.	1,046,817	69,728
	BorgWarner Inc.	1,084,377	66,657
	Coach Inc.	1,320,556	65,579
	Mattel Inc.	1,618,906	64,934
*	Constellation Brands Inc. Class A	752,378	63,930
	Stanley Black & Decker Inc.	739,143	60,048
*	Keurig Green Mountain Inc.	495,928	52,365
*	Monster Beverage Corp.	714,479	49,621
	PVH Corp.	388,230	48,439
	Ralph Lauren Corp. Class A	283,994	45,703
	Church & Dwight Co. Inc.	652,701	45,082
*	Under Armour Inc. Class A	387,509	44,424
	Brown-Forman Corp. Class B	490,192	43,965
	Polaris Industries Inc.	312,626	43,677
	Leucadia National Corp.	1,472,461	41,229
*	Electronic Arts Inc.	1,399,170	40,590
*	Mohawk Industries Inc.	293,926	39,968
	McCormick & Co. Inc.	537,733	38,577
*	Jarden Corp.	600,962	35,956
*	LKQ Corp.	1,289,228	33,971
	Hormel Foods Corp.	627,948	30,939
*	WABCO Holdings Inc.	291,730	30,795
*,^ Lululemon Athletica Inc.		492,369	25,894
*	Fossil Group Inc.	205,492	23,962

JM Smucker Co.	234,630	22,815
* NVR Inc.	19,144	21,958
^ Herbalife Ltd.	360,924	20,670
PulteGroup Inc.	817,466	15,687
Lennar Corp. Class A	390,635	15,477
DR Horton Inc.	692,107	14,984
Nu Skin Enterprises Inc. Class A	127,754	10,584
Coty Inc. Class A	311,719	4,670
Lennar Corp. Class B	8,113	265
		3,949,427
Consumer Services (20.1%)
Walt Disney Co.	7,495,738	600,184
* Amazon.com Inc.	1,746,552	587,750
Comcast Corp. Class A	10,602,181	530,321
Home Depot Inc.	6,694,177	529,710
McDonald's Corp.	4,705,553	461,285
* eBay Inc.	5,538,841	305,966
* priceline.com Inc.	247,862	295,424
Starbucks Corp.	3,413,584	250,489
Costco Wholesale Corp.	2,090,197	233,433
Twenty-First Century Fox Inc. Class A	7,065,140	225,873
TJX Cos. Inc.	3,211,752	194,793
Time Warner Cable Inc.	1,318,842	180,919
* DIRECTV	2,300,686	175,818
CBS Corp. Class B	2,700,050	166,863
Viacom Inc. Class B	1,884,221	160,140
Yum! Brands Inc.	2,105,494	158,733
Las Vegas Sands Corp.	1,931,274	156,008
* Netflix Inc.	269,321	94,809
Whole Foods Market Inc.	1,767,533	89,632
Wynn Resorts Ltd.	384,740	85,470
* AutoZone Inc.	158,504	85,132
* Dollar General Corp.	1,521,613	84,419
Comcast Corp.	1,730,206	84,365
* Chipotle Mexican Grill Inc. Class A	147,406	83,734
* American Airlines Group Inc.	2,239,972	81,983
Starwood Hotels & Resorts Worldwide Inc.	912,981	72,673
* O'Reilly Automotive Inc.	480,012	71,229
Ross Stores Inc.	969,925	69,398
Nielsen Holdings NV	1,532,014	68,374
L Brands Inc.	1,173,791	66,636
* Bed Bath & Beyond Inc.	962,308	66,207
* Liberty Interactive Corp. Class A	2,231,771	64,431
* DISH Network Corp. Class A	993,868	61,829
Twenty-First Century Fox Inc.	1,954,482	60,823
* Discovery Communications Inc. Class A	649,106	53,681
Marriott International Inc. Class A	911,723	51,075
* CarMax Inc.	1,061,920	49,698
* Dollar Tree Inc.	940,469	49,074
* TripAdvisor Inc.	523,366	47,412
Gap Inc.	1,167,176	46,757
Tractor Supply Co.	661,389	46,714
* Charter Communications Inc. Class A	378,665	46,652
* MGM Resorts International	1,749,871	45,252
Wyndham Worldwide Corp.	609,583	44,640
Tiffany & Co.	517,750	44,604
Advance Auto Parts Inc.	346,938	43,888

Nordstrom Inc.	682,238	42,606
* Sirius XM Holdings Inc.	13,053,281	41,770
Signet Jewelers Ltd.	381,526	40,388
* IHS Inc. Class A	307,640	37,378
Expedia Inc.	471,711	34,199
PetSmart Inc.	493,018	33,964
* Discovery Communications Inc.	413,080	31,832
* Hertz Global Holdings Inc.	1,067,146	28,429
Williams-Sonoma Inc.	426,169	28,400
* Ulta Salon Cosmetics & Fragrance Inc.	290,257	28,294
Scripps Networks Interactive Inc. Class A	372,498	28,276
Family Dollar Stores Inc.	460,016	26,686
FactSet Research Systems Inc.	193,307	20,840
H&R Block Inc.	652,717	19,706
* Urban Outfitters Inc.	525,098	19,150
* AutoNation Inc.	339,795	18,087
* Hilton Worldwide Holdings Inc.	702,368	15,621
* Sprouts Farmers Market Inc.	421,797	15,197
* Norwegian Cruise Line Holdings Ltd.	438,378	14,146
Burger King Worldwide Inc.	503,188	13,360
* Hyatt Hotels Corp. Class A	196,088	10,551
* Groupon Inc. Class A	1,133,430	8,886
Extended Stay America Inc.	142,279	3,240
* zulily Inc. Class A	62,829	3,153
Viacom Inc. Class A	3,936	336
CBS Corp. Class A	3,238	200
		7,638,995
Financials (12.4%)
Visa Inc. Class A	2,397,300	517,481
American Express Co.	5,051,086	454,749
MasterCard Inc. Class A	4,882,675	364,736
Simon Property Group Inc.	1,476,434	242,135
BlackRock Inc.	517,572	162,766
American Tower Corporation	1,877,704	153,728
Charles Schwab Corp.	5,246,406	143,384
Marsh & McLennan Cos. Inc.	2,606,687	128,510
Public Storage	695,326	117,156
Crown Castle International Corp.	1,587,830	117,150
IntercontinentalExchange Group Inc.	546,667	108,147
Franklin Resources Inc.	1,948,815	105,587
Equity Residential	1,715,930	99,507
McGraw Hill Financial Inc.	1,287,796	98,259
T. Rowe Price Group Inc.	1,184,231	97,521
Prologis Inc.	2,374,352	96,945
Ventas Inc.	1,398,265	84,693
HCP Inc.	2,172,216	84,260
Boston Properties Inc.	726,986	83,262
Health Care REIT Inc.	1,382,417	82,392
Weyerhaeuser Co.	2,777,391	81,516
Moody's Corp.	1,016,668	80,642
Vornado Realty Trust	801,807	79,026
AvalonBay Communities Inc.	584,842	76,802
Invesco Ltd.	2,057,966	76,145
Host Hotels & Resorts Inc.	3,594,987	72,763
General Growth Properties Inc.	2,522,558	55,496
American Realty Capital Properties Inc.	3,639,542	51,026
* Affiliated Managers Group Inc.	252,973	50,607

SL Green Realty Corp.	452,233	45,504
Realty Income Corp.	1,044,809	42,691
Macerich Co.	668,638	41,676
Kimco Realty Corp.	1,851,970	40,521
TD Ameritrade Holding Corp.	1,177,980	39,992
Equifax Inc.	580,108	39,465
* CBRE Group Inc. Class A	1,340,106	36,759
Federal Realty Investment Trust	317,915	36,471
Plum Creek Timber Co. Inc.	841,795	35,389
Raymond James Financial Inc.	601,689	33,653
^ Digital Realty Trust Inc.	611,044	32,434
Essex Property Trust Inc.	182,159	30,976
UDR Inc.	1,195,140	30,871
* Realogy Holdings Corp.	694,640	30,182
Rayonier Inc.	600,967	27,590
Lazard Ltd. Class A	552,496	26,017
Camden Property Trust	386,009	25,994
Jones Lang LaSalle Inc.	211,499	25,063
Alexandria Real Estate Equities Inc.	340,554	24,711
SEI Investments Co.	725,629	24,388
* MSCI Inc. Class A	554,730	23,865
* Ocwen Financial Corp.	546,610	21,416
LPL Financial Holdings Inc.	405,826	21,322
Brixmor Property Group Inc.	109,115	2,327
		4,705,668
Health Care (11.0%)
* Gilead Sciences Inc.	7,312,306	518,150
Amgen Inc.	3,589,047	442,673
AbbVie Inc.	7,551,282	388,136
* Biogen Idec Inc.	1,123,730	343,715
* Express Scripts Holding Co.	3,688,898	276,999
* Celgene Corp.	1,929,991	269,427
Allergan Inc.	1,418,806	176,074
* Actavis plc	828,088	170,462
* Alexion Pharmaceuticals Inc.	938,109	142,715
Thermo Fisher Scientific Inc.	930,617	111,897
* Regeneron Pharmaceuticals Inc.	372,335	111,805
Stryker Corp.	1,346,933	109,735
* Forest Laboratories Inc.	1,159,106	106,951
Perrigo Co. plc	604,226	93,450
* Illumina Inc.	609,148	90,556
* Intuitive Surgical Inc.	181,361	79,434
* Vertex Pharmaceuticals Inc.	1,118,721	79,116
Zoetis Inc.	2,378,659	68,838
* DaVita HealthCare Partners Inc.	963,532	66,339
CR Bard Inc.	369,024	54,608
* Henry Schein Inc.	406,458	48,519
* BioMarin Pharmaceutical Inc.	690,409	47,093
* Waters Corp.	384,896	41,727
* Varian Medical Systems Inc.	492,666	41,379
* Laboratory Corp. of America Holdings	405,734	39,847
* Incyte Corp. Ltd.	708,350	37,911
* Edwards Lifesciences Corp.	510,188	37,841
DENTSPLY International Inc.	674,659	31,061
^ ResMed Inc.	673,855	30,115
* IDEXX Laboratories Inc.	245,397	29,791
* Pharmacyclics Inc.	281,929	28,255

* Endo Health Solutions Inc.	337,428	23,164
* Jazz Pharmaceuticals plc	131,079	18,178
* Intercept Pharmaceuticals Inc.	50,527	16,663
* Quintiles Transnational Holdings Inc.	308,729	15,674
* Envision Healthcare Holdings Inc.	341,533	11,554
		4,199,852
Industrials (12.1%)
3M Co.	3,150,164	427,351
Union Pacific Corp.	2,163,156	405,938
United Parcel Service Inc. Class B	3,381,963	329,336
Accenture plc Class A	3,027,981	241,391
Danaher Corp.	2,822,257	211,669
Boeing Co.	1,678,503	210,635
Precision Castparts Corp.	690,360	174,495
Automatic Data Processing Inc.	2,175,889	168,109
Cummins Inc.	887,425	132,217
PACCAR Inc.	1,684,356	113,593
* LinkedIn Corp. Class A	492,199	91,027
Agilent Technologies Inc.	1,583,091	88,526
Rockwell Automation Inc.	659,312	82,117
Sherwin-Williams Co.	404,254	79,691
Pentair Ltd.	938,857	74,489
WW Grainger Inc.	294,166	74,324
Amphenol Corp. Class A	752,547	68,971
* Fiserv Inc.	1,208,931	68,534
Fidelity National Information Services Inc.	1,244,490	66,518
Paychex Inc.	1,559,354	66,428
* Alliance Data Systems Corp.	240,301	65,470
Roper Industries Inc.	473,528	63,221
Fastenal Co.	1,270,623	62,667
AMETEK Inc.	1,165,846	60,029
Kansas City Southern	524,448	53,525
Flowserve Corp.	654,549	51,277
* Trimble Navigation Ltd.	1,235,156	48,011
Textron Inc.	1,191,329	46,807
Pall Corp.	522,251	46,726
* Stericycle Inc.	405,049	46,022
Chicago Bridge & Iron Co. NV	510,577	44,497
* B/E Aerospace Inc.	499,592	43,360
* Verisk Analytics Inc. Class A	714,295	42,829
TransDigm Group Inc.	225,716	41,803
* FleetCor Technologies Inc.	333,260	38,358
Towers Watson & Co. Class A	335,366	38,249
Expeditors International of Washington Inc.	964,119	38,208
Masco Corp.	1,695,552	37,658
* Quanta Services Inc.	1,013,753	37,408
CH Robinson Worldwide Inc.	706,251	37,001
Rock-Tenn Co. Class A	340,376	35,934
* Mettler-Toledo International Inc.	139,821	32,953
JB Hunt Transport Services Inc.	446,143	32,087
Sealed Air Corp.	933,325	30,678
Hubbell Inc. Class B	247,459	29,663
Donaldson Co. Inc.	690,707	29,286
Martin Marietta Materials Inc.	219,520	28,175
* Sensata Technologies Holding NV	654,271	27,898
Cintas Corp.	456,136	27,190
ADT Corp.	872,225	26,123

	Robert Half International Inc.	621,287	26,063
	FLIR Systems Inc.	670,172	24,126
	Iron Mountain Inc.	819,223	22,586
*	United Rentals Inc.	221,422	21,022
	Vulcan Materials Co.	310,128	20,608
	Wabtec Corp.	216,618	16,788
	Fortune Brands Home & Security Inc.	393,722	16,568
	Allison Transmission Holdings Inc.	510,208	15,276
*	Colfax Corp.	188,838	13,470
	Owens Corning	253,167	10,929
	National Instruments Corp.	240,155	6,890
			4,612,798
Oil & Gas (7.5%)
	Schlumberger Ltd.	6,210,361	605,510
	EOG Resources Inc.	1,298,304	254,688
	Halliburton Co.	3,842,463	226,283
	Anadarko Petroleum Corp.	2,394,671	202,972
	National Oilwell Varco Inc.	2,036,980	158,620
	Pioneer Natural Resources Co.	679,340	127,132
	Noble Energy Inc.	1,710,653	121,525
	Williams Cos. Inc.	2,928,072	118,821
	Kinder Morgan Inc.	3,184,035	103,449
*	Southwestern Energy Co.	1,677,701	77,191
	Cabot Oil & Gas Corp.	2,008,753	68,057
	EQT Corp.	685,613	66,484
*	Cameron International Corp.	1,029,759	63,608
	Range Resources Corp.	739,697	61,373
*	Concho Resources Inc.	500,273	61,283
*	FMC Technologies Inc.	1,122,741	58,708
	Ensco plc Class A	1,111,143	58,646
*	Weatherford International Ltd.	3,299,260	57,275
*	Cheniere Energy Inc.	1,019,420	56,425
	Core Laboratories NV	213,383	42,344
*	Whiting Petroleum Corp.	565,379	39,232
	Oceaneering International Inc.	514,648	36,983
*	Continental Resources Inc.	220,765	27,434
*	Cobalt International Energy Inc.	1,467,478	26,884
	Cimarex Energy Co.	206,678	24,617
	SM Energy Co.	318,680	22,719
	QEP Resources Inc.	767,973	22,609
*	Dresser-Rand Group Inc.	362,625	21,181
*	Rowan Cos. plc Class A	590,543	19,889
	Noble Corp. plc	603,962	19,774
*	Antero Resources Corp.	187,434	11,733
			2,863,449
Technology (24.1%)
	Apple Inc.	4,242,896	2,277,332
*	Google Inc. Class A	1,330,462	1,482,813
	Oracle Corp.	16,034,309	655,964
	QUALCOMM Inc.	8,038,772	633,938
*	Facebook Inc. Class A	9,391,866	565,766
	International Business Machines Corp.	2,475,047	476,422
	EMC Corp.	9,629,112	263,934
	Texas Instruments Inc.	5,142,198	242,455
*	Salesforce.com Inc.	2,755,179	157,293
*	Yahoo! Inc.	4,318,457	155,033

*	Adobe Systems Inc.	2,255,563	148,281
*	Cognizant Technology Solutions Corp. Class A	2,887,439	146,133
*	Micron Technology Inc.	5,032,478	119,068
	Intuit Inc.	1,279,177	99,430
	SanDisk Corp.	1,071,509	86,996
*	Cerner Corp.	1,470,814	82,733
	Analog Devices Inc.	1,485,623	78,946
	Avago Technologies Ltd. Class A	1,069,108	68,861
	Xilinx Inc.	1,267,662	68,796
	Applied Materials Inc.	2,881,183	58,834
*	Juniper Networks Inc.	2,264,862	58,343
	NetApp Inc.	1,576,065	58,157
	KLA-Tencor Corp.	792,392	54,786
	Altera Corp.	1,510,816	54,752
	Linear Technology Corp.	1,120,008	54,533
*	Autodesk Inc.	1,076,908	52,962
*	Citrix Systems Inc.	874,168	50,203
*	Red Hat Inc.	901,684	47,771
*	Akamai Technologies Inc.	806,857	46,967
	NVIDIA Corp.	2,569,420	46,018
	Maxim Integrated Products Inc.	1,341,892	44,443
*	Catamaran Corp.	981,978	43,953
*	VMware Inc. Class A	404,051	43,646
*	Equinix Inc.	234,997	43,437
	Microchip Technology Inc.	899,235	42,947
*	Lam Research Corp.	772,094	42,465
*	F5 Networks Inc.	358,856	38,265
*	Teradata Corp.	759,015	37,336
*	Workday Inc. Class A	400,979	36,662
	Motorola Solutions Inc.	543,436	34,938
*	VeriSign Inc.	635,927	34,283
*	ANSYS Inc.	440,209	33,905
*	ServiceNow Inc.	564,488	33,824
*	Skyworks Solutions Inc.	897,948	33,691
*	Cree Inc.	578,116	32,698
*	Splunk Inc.	403,921	28,876
*	Gartner Inc.	415,595	28,859
*,^ 3D Systems Corp.		466,208	27,576
*,^ Twitter Inc.		559,635	26,118
*	Rackspace Hosting Inc.	534,647	17,547
*	NetSuite Inc.	161,624	15,327
*	FireEye Inc.	204,481	12,590
*	Informatica Corp.	259,507	9,804
*	MICROS Systems Inc.	179,822	9,518
*	TIBCO Software Inc.	366,186	7,441
*	Premier Inc. Class A	153,764	5,067
			9,158,736
Telecommunications (0.3%)
*	SBA Communications Corp. Class A	611,336	55,607
*	T-Mobile US Inc.	667,118	22,035
*	Level 3 Communications Inc.	419,062	16,402
			94,044
Utilities (0.3%)
	ONEOK Inc.	986,806	58,468
*	Calpine Corp.	1,911,604	39,972

NRG Energy Inc.			774,650	24,634
				123,074
Total Common Stocks (Cost $24,626,565)				37,975,184
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.122%		107,402,874	107,403

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 Fannie Mae Discount Notes	0.095%	4/9/14	600	600
[5,6] Federal Home Loan Bank Discount Notes	0.060%	5/7/14	600	600
[5,6] Federal Home Loan Bank Discount Notes	0.075%	5/21/14	400	400
5 Federal Home Loan Bank Discount Notes	0.070%	6/4/14	400	400
[5,6] Federal Home Loan Bank Discount Notes	0.075%	6/24/14	600	600
5,6	0.090%–
Federal Home Loan Bank Discount Notes	0.1101%	7/16/14	900	899
5 Federal Home Loan Bank Discount Notes	0.090%	8/6/14	600	600
				4,099
Total Temporary Cash Investments (Cost $111,502)				111,502
Total Investments (100.2%) (Cost $24,738,067)				38,086,686
Other Assets and Liabilities-Net (-0.2%)[3]				(61,223)
Net Assets (100%)				38,025,463

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $63,141,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $65,080,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,299,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Growth Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	37,975,184	—	—
Temporary Cash Investments	107,403	4,099	—
Futures Contracts—Assets[1]	280	—	—
Total	38,082,867	4,099	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Growth Index Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2014	369	34,402	112
S&P 500 Index	June 2014	5	2,331	1
				113

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2014, the cost of investment securities for tax purposes was $24,738,067,000. Net unrealized appreciation of investment securities for tax purposes was $13,348,619,000, consisting of unrealized gains of $13,566,944,000 on securities that had risen in value since their purchase and $218,325,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (2.9%)
EI du Pont de Nemours & Co.	442,370	29,683
Dow Chemical Co.	579,809	28,173
LyondellBasell Industries NV Class A	220,105	19,576
Praxair Inc.	140,158	18,357
Freeport-McMoRan Copper & Gold Inc.	494,965	16,368
Ecolab Inc.	129,202	13,953
PPG Industries Inc.	62,907	12,170
Air Products & Chemicals Inc.	101,077	12,032
International Paper Co.	209,006	9,589
Mosaic Co.	154,053	7,703
Nucor Corp.	151,871	7,676
CF Industries Holdings Inc.	26,424	6,887
Alcoa Inc.	513,453	6,608
Eastman Chemical Co.	65,370	5,636
Newmont Mining Corp.	235,464	5,519
Sigma-Aldrich Corp.	57,047	5,327
FMC Corp.	63,634	4,872
CONSOL Energy Inc.	108,996	4,354
Celanese Corp. Class A	75,259	4,178
International Flavors & Fragrances Inc.	38,930	3,724
Ashland Inc.	37,165	3,697
* WR Grace & Co.	35,051	3,476
Airgas Inc.	31,686	3,375
Albemarle Corp.	37,775	2,509
Reliance Steel & Aluminum Co.	35,235	2,490
Avery Dennison Corp.	45,884	2,325
Huntsman Corp.	92,107	2,249
Peabody Energy Corp.	128,594	2,101
Westlake Chemical Corp.	19,226	1,272
		245,879
Consumer Goods (10.3%)
Procter & Gamble Co.	1,293,563	104,261
Coca-Cola Co.	1,891,818	73,138
PepsiCo Inc.	729,461	60,910
Philip Morris International Inc.	718,532	58,826
Altria Group Inc.	950,871	35,591
Ford Motor Co.	1,846,781	28,810
Monsanto Co.	250,549	28,505
Colgate-Palmolive Co.	438,415	28,440
Mondelez International Inc. Class A	770,670	26,627
NIKE Inc. Class B	337,482	24,926
General Motors Co.	606,852	20,888
Kimberly-Clark Corp.	181,023	19,958
Kraft Foods Group Inc.	284,216	15,945
General Mills Inc.	298,053	15,445
Johnson Controls Inc.	316,881	14,995
Archer-Daniels-Midland Co.	313,827	13,617
VF Corp.	167,836	10,386

Delphi Automotive plc	146,220	9,922
Lorillard Inc.	172,534	9,331
Kellogg Co.	137,324	8,612
Reynolds American Inc.	153,859	8,219
* Michael Kors Holdings Ltd.	87,422	8,154
Mead Johnson Nutrition Co.	96,184	7,997
* Tesla Motors Inc.	38,173	7,957
Estee Lauder Cos. Inc. Class A	113,772	7,609
Hershey Co.	70,144	7,323
Harley-Davidson Inc.	105,192	7,007
BorgWarner Inc.	108,916	6,695
Beam Inc.	78,912	6,573
Coach Inc.	132,110	6,561
Mattel Inc.	162,255	6,508
* Constellation Brands Inc. Class A	75,414	6,408
ConAgra Foods Inc.	200,842	6,232
Genuine Parts Co.	69,847	6,066
Stanley Black & Decker Inc.	74,128	6,022
Tyson Foods Inc. Class A	128,674	5,663
Whirlpool Corp.	37,001	5,530
Clorox Co.	62,001	5,457
Bunge Ltd.	66,778	5,310
* Keurig Green Mountain Inc.	49,610	5,238
Coca-Cola Enterprises Inc.	109,566	5,233
Dr Pepper Snapple Group Inc.	93,974	5,118
* Monster Beverage Corp.	71,698	4,979
PVH Corp.	38,852	4,848
Ralph Lauren Corp. Class A	28,551	4,595
JM Smucker Co.	46,866	4,557
Church & Dwight Co. Inc.	65,319	4,512
Activision Blizzard Inc.	220,682	4,511
* TRW Automotive Holdings Corp.	55,147	4,501
* Under Armour Inc. Class A	38,793	4,447
Brown-Forman Corp. Class B	49,008	4,396
Polaris Industries Inc.	31,422	4,390
Leucadia National Corp.	147,425	4,128
* Electronic Arts Inc.	140,078	4,064
Campbell Soup Co.	90,223	4,049
Molson Coors Brewing Co. Class B	68,779	4,048
* Mohawk Industries Inc.	29,500	4,011
Newell Rubbermaid Inc.	132,860	3,972
McCormick & Co. Inc.	54,187	3,887
* Jarden Corp.	60,258	3,605
* LKQ Corp.	129,782	3,420
Lennar Corp. Class A	81,928	3,246
Lear Corp.	38,579	3,230
PulteGroup Inc.	163,534	3,138
Hasbro Inc.	56,192	3,125
* WABCO Holdings Inc.	29,403	3,104
Hormel Foods Corp.	62,897	3,099
Avon Products Inc.	206,989	3,030
Energizer Holdings Inc.	29,962	3,018
DR Horton Inc.	138,959	3,008
* Lululemon Athletica Inc.	49,327	2,594
* Fossil Group Inc.	20,489	2,389
* NVR Inc.	1,945	2,231
Herbalife Ltd.	36,180	2,072

Nu Skin Enterprises Inc. Class A	12,710	1,053
Coty Inc. Class A	33,182	497
Lennar Corp. Class B	985	32
		871,799
Consumer Services (13.2%)
Walt Disney Co.	752,357	60,241
Wal-Mart Stores Inc.	771,891	58,996
* Amazon.com Inc.	175,285	58,987
Home Depot Inc.	671,921	53,169
Comcast Corp. Class A	946,257	47,332
McDonald's Corp.	472,306	46,300
CVS Caremark Corp.	564,195	42,236
* eBay Inc.	555,992	30,713
* priceline.com Inc.	24,886	29,661
Twenty-First Century Fox Inc. Class A	856,643	27,387
Walgreen Co.	408,005	26,941
Time Warner Inc.	404,399	26,419
Starbucks Corp.	342,692	25,147
Lowe's Cos. Inc.	491,259	24,023
Costco Wholesale Corp.	209,664	23,415
TJX Cos. Inc.	322,301	19,548
McKesson Corp.	109,737	19,376
Target Corp.	301,731	18,258
Time Warner Cable Inc.	132,466	18,172
* DIRECTV	230,991	17,652
CBS Corp. Class B	267,724	16,545
Viacom Inc. Class B	188,538	16,024
Yum! Brands Inc.	211,410	15,938
Las Vegas Sands Corp.	194,007	15,672
Comcast Corp.	291,422	14,210
Delta Air Lines Inc.	405,378	14,046
Cardinal Health Inc.	163,412	11,436
Macy's Inc.	173,824	10,306
Sysco Corp.	278,780	10,072
Kroger Co.	230,436	10,058
* Netflix Inc.	27,074	9,531
Whole Foods Market Inc.	177,200	8,986
Omnicom Group Inc.	123,127	8,939
Wynn Resorts Ltd.	38,631	8,582
* AutoZone Inc.	15,883	8,531
* Dollar General Corp.	152,717	8,473
* Chipotle Mexican Grill Inc. Class A	14,812	8,414
* American Airlines Group Inc.	224,648	8,222
Carnival Corp.	211,620	8,012
* United Continental Holdings Inc.	177,081	7,903
Southwest Airlines Co.	334,433	7,896
Starwood Hotels & Resorts Worldwide Inc.	91,564	7,288
AmerisourceBergen Corp. Class A	109,398	7,175
* O'Reilly Automotive Inc.	48,121	7,141
Ross Stores Inc.	97,540	6,979
Nielsen Holdings NV	153,800	6,864
L Brands Inc.	117,918	6,694
* Bed Bath & Beyond Inc.	96,655	6,650
* Liberty Interactive Corp. Class A	223,413	6,450
* DISH Network Corp. Class A	99,515	6,191
* Liberty Media Corp. Class A	44,734	5,848
* Discovery Communications Inc. Class A	70,301	5,814

*	Hertz Global Holdings Inc.	214,538	5,715
	Kohl's Corp.	91,702	5,209
	Marriott International Inc. Class A	91,214	5,110
*	CarMax Inc.	106,206	4,970
*	Dollar Tree Inc.	94,203	4,915
*	TripAdvisor Inc.	52,594	4,764
	Tractor Supply Co.	66,626	4,706
*	Charter Communications Inc. Class A	38,027	4,685
	Gap Inc.	116,860	4,681
*	MGM Resorts International	175,295	4,533
	Tiffany & Co.	51,914	4,472
	Wyndham Worldwide Corp.	61,023	4,469
	Advance Auto Parts Inc.	34,691	4,388
	Nordstrom Inc.	68,242	4,262
*	Sirius XM Holdings Inc.	1,313,213	4,202
	Safeway Inc.	109,624	4,049
	Signet Jewelers Ltd.	38,149	4,038
	H&R Block Inc.	130,504	3,940
*	News Corp. Class A	220,588	3,798
*	IHS Inc. Class A	30,843	3,747
	Staples Inc.	310,957	3,526
	Best Buy Co. Inc.	131,924	3,484
	Interpublic Group of Cos. Inc.	202,077	3,464
	Expedia Inc.	47,631	3,453
	Royal Caribbean Cruises Ltd.	63,287	3,453
	PetSmart Inc.	49,289	3,395
	Darden Restaurants Inc.	62,666	3,181
	Williams-Sonoma Inc.	42,688	2,845
*	Ulta Salon Cosmetics & Fragrance Inc.	29,053	2,832
	Scripps Networks Interactive Inc. Class A	37,214	2,825
*	Discovery Communications Inc.	36,448	2,809
	Family Dollar Stores Inc.	45,967	2,667
	FactSet Research Systems Inc.	19,596	2,113
*	Urban Outfitters Inc.	52,730	1,923
*	AutoNation Inc.	33,922	1,806
*	Hilton Worldwide Holdings Inc.	70,421	1,566
*	Sprouts Farmers Market Inc.	42,319	1,525
	Twenty-First Century Fox Inc.	48,091	1,497
*	Norwegian Cruise Line Holdings Ltd.	43,959	1,419
	Burger King Worldwide Inc.	49,948	1,326
*	Hyatt Hotels Corp. Class A	19,582	1,054
*	Groupon Inc. Class A	113,629	891
	Dun & Bradstreet Corp.	8,895	884
	International Game Technology	58,676	825
*,^ Sears Holdings Corp.		13,958	667
	ARAMARK Holdings Corp.	16,248	470
	Extended Stay America Inc.	14,044	320
*	zulily Inc. Class A	6,301	316
	CBS Corp. Class A	3,364	208
*	News Corp. Class B	12,020	201
	Viacom Inc. Class A	985	84
			1,122,545
Financials (17.8%)
	Wells Fargo & Co.	2,510,375	124,866
	JPMorgan Chase & Co.	1,806,692	109,684
*	Berkshire Hathaway Inc. Class B	862,496	107,786
	Bank of America Corp.	5,041,800	86,719

Citigroup Inc.	1,376,243	65,509
Visa Inc. Class A	240,598	51,936
American Express Co.	506,947	45,640
US Bancorp	868,413	37,220
MasterCard Inc. Class A	490,127	36,613
American International Group Inc.	698,715	34,943
Goldman Sachs Group Inc.	194,431	31,858
Simon Property Group Inc.	148,257	24,314
MetLife Inc.	428,826	22,642
PNC Financial Services Group Inc.	254,873	22,174
Capital One Financial Corp.	273,265	21,085
Morgan Stanley	659,834	20,567
Bank of New York Mellon Corp.	541,612	19,114
Prudential Financial Inc.	220,005	18,623
BlackRock Inc.	51,956	16,339
American Tower Corporation	188,259	15,413
Charles Schwab Corp.	526,930	14,401
ACE Ltd.	144,651	14,329
Travelers Cos. Inc.	168,063	14,302
Aflac Inc.	217,517	13,712
BB&T Corp.	339,569	13,641
State Street Corp.	195,744	13,614
Discover Financial Services	224,777	13,080
Marsh & McLennan Cos. Inc.	261,439	12,889
Aon plc	143,506	12,095
Allstate Corp.	213,451	12,077
Public Storage	69,883	11,775
Crown Castle International Corp.	159,337	11,756
CME Group Inc.	152,076	11,255
IntercontinentalExchange Group Inc.	54,981	10,877
Franklin Resources Inc.	195,632	10,599
Chubb Corp.	117,285	10,474
SunTrust Banks Inc.	255,188	10,154
Ameriprise Financial Inc.	90,926	10,008
Equity Residential	172,152	9,983
McGraw Hill Financial Inc.	129,087	9,849
T. Rowe Price Group Inc.	118,738	9,778
Prologis Inc.	238,172	9,725
Fifth Third Bancorp	405,701	9,311
Ventas Inc.	140,327	8,500
HCP Inc.	217,902	8,452
Boston Properties Inc.	73,081	8,370
Health Care REIT Inc.	138,668	8,265
Weyerhaeuser Co.	278,825	8,184
Moody's Corp.	101,892	8,082
Vornado Realty Trust	80,398	7,924
AvalonBay Communities Inc.	58,642	7,701
Invesco Ltd.	206,338	7,635
Regions Financial Corp.	676,360	7,514
Hartford Financial Services Group Inc.	212,722	7,503
Host Hotels & Resorts Inc.	361,067	7,308
M&T Bank Corp.	56,316	6,831
Northern Trust Corp.	102,044	6,690
Loews Corp.	148,055	6,522
Principal Financial Group Inc.	140,949	6,482
Lincoln National Corp.	125,715	6,370
Progressive Corp.	256,667	6,216

KeyCorp	426,218	6,069
General Growth Properties Inc.	252,516	5,555
American Realty Capital Properties Inc.	365,011	5,117
* Affiliated Managers Group Inc.	25,450	5,091
SLM Corp.	204,242	5,000
Annaly Capital Management Inc.	452,003	4,958
SL Green Realty Corp.	45,379	4,566
CIT Group Inc.	93,050	4,561
Comerica Inc.	87,185	4,516
Unum Group	124,412	4,393
Western Union Co.	263,437	4,310
Realty Income Corp.	104,730	4,279
* Genworth Financial Inc. Class A	236,102	4,186
Macerich Co.	66,919	4,171
XL Group plc Class A	131,518	4,110
Kimco Realty Corp.	185,255	4,053
TD Ameritrade Holding Corp.	117,882	4,002
Huntington Bancshares Inc.	399,323	3,981
Equifax Inc.	58,270	3,964
Fidelity National Financial Inc. Class A	125,071	3,932
* Markel Corp.	6,335	3,776
* CBRE Group Inc. Class A	134,476	3,689
Federal Realty Investment Trust	31,920	3,662
American Capital Agency Corp.	169,683	3,647
Cincinnati Financial Corp.	74,105	3,606
Plum Creek Timber Co. Inc.	84,749	3,563
* Arch Capital Group Ltd.	60,711	3,493
Willis Group Holdings plc	77,037	3,400
First Republic Bank	62,896	3,396
Raymond James Financial Inc.	60,220	3,368
Torchmark Corp.	42,079	3,312
Digital Realty Trust Inc.	61,449	3,262
New York Community Bancorp Inc.	200,330	3,219
Essex Property Trust Inc.	18,432	3,134
UDR Inc.	119,771	3,094
* Realogy Holdings Corp.	69,485	3,019
Everest Re Group Ltd.	18,176	2,782
Rayonier Inc.	60,536	2,779
Zions Bancorporation	87,677	2,716
Reinsurance Group of America Inc. Class A	33,656	2,680
Lazard Ltd. Class A	55,344	2,606
Camden Property Trust	38,632	2,601
Legg Mason Inc.	51,838	2,542
Jones Lang LaSalle Inc.	21,210	2,513
Alexandria Real Estate Equities Inc.	34,029	2,469
SEI Investments Co.	73,250	2,462
ING US Inc.	66,798	2,423
PartnerRe Ltd.	23,320	2,414
* MSCI Inc. Class A	55,437	2,385
Axis Capital Holdings Ltd.	48,827	2,239
Hudson City Bancorp Inc.	227,138	2,233
People's United Financial Inc.	147,599	2,195
* Ocwen Financial Corp.	55,293	2,166
LPL Financial Holdings Inc.	40,594	2,133
NASDAQ OMX Group Inc.	56,594	2,091
WR Berkley Corp.	48,935	2,037
* Alleghany Corp.	3,795	1,546

Assurant Inc.	17,356	1,127
* Berkshire Hathaway Inc. Class A	6	1,124
* Santander Consumer USA Holdings Inc.	41,565	1,001
Brixmor Property Group Inc.	22,100	471
		1,516,467
Health Care (12.5%)
Johnson & Johnson	1,349,627	132,574
Pfizer Inc.	3,045,143	97,810
Merck & Co. Inc.	1,402,982	79,647
* Gilead Sciences Inc.	733,952	52,008
Amgen Inc.	360,095	44,414
Bristol-Myers Squibb Co.	787,355	40,903
AbbVie Inc.	757,858	38,954
UnitedHealth Group Inc.	472,030	38,702
* Biogen Idec Inc.	112,784	34,497
Medtronic Inc.	477,352	29,376
Abbott Laboratories	736,259	28,353
Eli Lilly & Co.	480,541	28,285
* Express Scripts Holding Co.	370,125	27,793
* Celgene Corp.	193,596	27,026
Thermo Fisher Scientific Inc.	187,046	22,490
Baxter International Inc.	259,056	19,061
Allergan Inc.	142,545	17,690
* Actavis plc	83,158	17,118
Covidien plc	215,017	15,838
* Alexion Pharmaceuticals Inc.	94,308	14,347
WellPoint Inc.	134,813	13,421
Aetna Inc.	173,168	12,982
* Regeneron Pharmaceuticals Inc.	37,318	11,206
Stryker Corp.	135,288	11,022
Cigna Corp.	130,648	10,939
Becton Dickinson and Co.	92,121	10,786
* Forest Laboratories Inc.	116,266	10,728
Perrigo Co. plc	60,594	9,372
* Illumina Inc.	61,128	9,087
St. Jude Medical Inc.	135,196	8,840
* Mylan Inc.	177,869	8,685
* Boston Scientific Corp.	632,403	8,550
Humana Inc.	73,353	8,268
* Intuitive Surgical Inc.	18,197	7,970
* Vertex Pharmaceuticals Inc.	112,340	7,945
* HCA Holdings Inc.	146,847	7,710
Zimmer Holdings Inc.	80,624	7,625
Zoetis Inc.	238,696	6,908
* DaVita HealthCare Partners Inc.	96,790	6,664
CR Bard Inc.	37,045	5,482
* Henry Schein Inc.	40,932	4,886
* BioMarin Pharmaceutical Inc.	69,226	4,722
* Endo Health Solutions Inc.	67,777	4,653
* Waters Corp.	38,686	4,194
* Varian Medical Systems Inc.	49,308	4,141
Quest Diagnostics Inc.	69,203	4,008
* CareFusion Corp.	99,203	3,990
* Laboratory Corp. of America Holdings	40,551	3,983
* Incyte Corp. Ltd.	70,985	3,799
* Edwards Lifesciences Corp.	51,079	3,789
Universal Health Services Inc. Class B	43,593	3,578

* Hospira Inc.	79,167	3,424
DENTSPLY International Inc.	67,659	3,115
ResMed Inc.	67,863	3,033
* IDEXX Laboratories Inc.	24,800	3,011
* Pharmacyclics Inc.	28,550	2,861
* Hologic Inc.	111,059	2,388
* Jazz Pharmaceuticals plc	13,146	1,823
* Intercept Pharmaceuticals Inc.	5,076	1,674
Patterson Cos. Inc.	39,615	1,654
* Quintiles Transnational Holdings Inc.	31,036	1,576
* Envision Healthcare Holdings Inc.	34,262	1,159
		1,062,537
Industrials (12.0%)
General Electric Co.	4,782,721	123,825
United Technologies Corp.	414,846	48,471
3M Co.	316,203	42,896
Boeing Co.	337,074	42,299
Union Pacific Corp.	217,188	40,758
United Parcel Service Inc. Class B	339,534	33,064
Honeywell International Inc.	355,489	32,975
Caterpillar Inc.	304,375	30,246
Accenture plc Class A	303,989	24,234
Emerson Electric Co.	335,423	22,406
Danaher Corp.	283,340	21,251
Lockheed Martin Corp.	129,850	21,197
FedEx Corp.	141,590	18,769
Precision Castparts Corp.	69,309	17,519
Eaton Corp. plc	226,565	17,020
Automatic Data Processing Inc.	218,425	16,876
Deere & Co.	176,347	16,012
Illinois Tool Works Inc.	192,549	15,660
General Dynamics Corp.	138,819	15,120
Raytheon Co.	150,103	14,829
Norfolk Southern Corp.	147,595	14,342
CSX Corp.	480,945	13,933
Cummins Inc.	89,153	13,283
TE Connectivity Ltd.	195,342	11,762
Northrop Grumman Corp.	93,217	11,501
PACCAR Inc.	169,013	11,398
Tyco International Ltd.	219,227	9,295
* LinkedIn Corp. Class A	49,374	9,131
Agilent Technologies Inc.	158,938	8,888
Waste Management Inc.	210,294	8,847
Parker Hannifin Corp.	71,241	8,528
Rockwell Automation Inc.	66,234	8,249
Sherwin-Williams Co.	40,542	7,992
Ingersoll-Rand plc	130,527	7,471
Pentair Ltd.	93,985	7,457
WW Grainger Inc.	29,498	7,453
Amphenol Corp. Class A	75,537	6,923
* Fiserv Inc.	121,186	6,870
Paychex Inc.	156,776	6,679
Fidelity National Information Services Inc.	124,666	6,663
Dover Corp.	81,177	6,636
* Alliance Data Systems Corp.	24,068	6,557
Roper Industries Inc.	47,476	6,339
Fastenal Co.	127,238	6,275

Xerox Corp.	536,236	6,059
AMETEK Inc.	116,641	6,006
Fluor Corp.	76,374	5,937
Kansas City Southern	52,578	5,366
Rockwell Collins Inc.	64,515	5,140
Flowserve Corp.	65,490	5,130
* Trimble Navigation Ltd.	123,861	4,814
Textron Inc.	120,655	4,741
Pall Corp.	52,736	4,718
* Stericycle Inc.	40,487	4,600
Chicago Bridge & Iron Co. NV	51,428	4,482
Republic Services Inc. Class A	129,069	4,409
L-3 Communications Holdings Inc.	37,011	4,373
* B/E Aerospace Inc.	50,249	4,361
* Verisk Analytics Inc. Class A	72,072	4,321
TransDigm Group Inc.	22,728	4,209
Vulcan Materials Co.	62,424	4,148
* FleetCor Technologies Inc.	33,483	3,854
Towers Watson & Co. Class A	33,672	3,840
Expeditors International of Washington Inc.	96,439	3,822
* Jacobs Engineering Group Inc.	59,776	3,796
Masco Corp.	170,430	3,785
* Quanta Services Inc.	101,759	3,755
CH Robinson Worldwide Inc.	70,638	3,701
Ball Corp.	66,910	3,667
Rock-Tenn Co. Class A	34,297	3,621
* Mettler-Toledo International Inc.	14,125	3,329
JB Hunt Transport Services Inc.	45,057	3,241
Xylem Inc.	87,988	3,205
MeadWestvaco Corp.	83,063	3,126
Sealed Air Corp.	93,677	3,079
Avnet Inc.	65,974	3,070
Manpowergroup Inc.	38,070	3,001
Hubbell Inc. Class B	24,999	2,997
MDU Resources Group Inc.	86,108	2,954
* Crown Holdings Inc.	65,871	2,947
Donaldson Co. Inc.	69,380	2,942
* Arrow Electronics Inc.	48,023	2,851
Martin Marietta Materials Inc.	21,989	2,822
* Sensata Technologies Holding NV	65,539	2,795
Joy Global Inc.	47,698	2,766
Cintas Corp.	45,624	2,720
Robert Half International Inc.	62,437	2,619
ADT Corp.	87,261	2,613
FLIR Systems Inc.	67,068	2,414
Timken Co.	39,685	2,333
Iron Mountain Inc.	81,684	2,252
AGCO Corp.	40,074	2,210
Owens Corning	50,381	2,175
* United Rentals Inc.	22,207	2,108
SPX Corp.	19,378	1,905
KBR Inc.	70,512	1,881
Wabtec Corp.	21,725	1,684
Fortune Brands Home & Security Inc.	39,487	1,662
Allison Transmission Holdings Inc.	51,033	1,528
* Colfax Corp.	18,939	1,351
* Owens-Illinois Inc.	39,247	1,328

	Jabil Circuit Inc.	44,185	795
	National Instruments Corp.	23,929	687
			1,023,944
Oil & Gas (9.7%)
	Exxon Mobil Corp.	2,061,632	201,380
	Chevron Corp.	910,858	108,310
	Schlumberger Ltd.	623,318	60,774
	ConocoPhillips	585,035	41,157
	Occidental Petroleum Corp.	379,204	36,134
	EOG Resources Inc.	130,298	25,561
	Halliburton Co.	385,657	22,711
	Phillips 66	280,284	21,599
	Anadarko Petroleum Corp.	240,253	20,364
	National Oilwell Varco Inc.	204,299	15,909
	Apache Corp.	188,407	15,628
	Baker Hughes Inc.	208,137	13,533
	Valero Energy Corp.	254,154	13,496
	Pioneer Natural Resources Co.	68,151	12,754
	Devon Energy Corp.	184,461	12,346
	Noble Energy Inc.	171,696	12,197
	Williams Cos. Inc.	294,131	11,936
	Marathon Oil Corp.	332,819	11,822
	Hess Corp.	139,582	11,569
	Marathon Petroleum Corp.	126,507	11,011
	Kinder Morgan Inc.	320,289	10,406
*	Southwestern Energy Co.	168,229	7,740
	Chesapeake Energy Corp.	284,712	7,294
	Cabot Oil & Gas Corp.	201,086	6,813
	EQT Corp.	68,858	6,677
*	Cameron International Corp.	103,229	6,377
	Range Resources Corp.	74,130	6,151
*	Concho Resources Inc.	50,132	6,141
*	FMC Technologies Inc.	112,859	5,901
	Ensco plc Class A	111,160	5,867
*	Weatherford International Ltd.	331,012	5,746
*	Cheniere Energy Inc.	102,610	5,680
	Helmerich & Payne Inc.	48,867	5,256
	Murphy Oil Corp.	82,825	5,206
	Cimarex Energy Co.	41,486	4,941
	HollyFrontier Corp.	94,962	4,518
	Core Laboratories NV	21,336	4,234
	Noble Corp. plc	121,392	3,974
*	Whiting Petroleum Corp.	56,633	3,930
	Oceaneering International Inc.	51,507	3,701
	OGE Energy Corp.	94,898	3,488
	Nabors Industries Ltd.	134,563	3,317
	Tesoro Corp.	63,148	3,195
	Energen Corp.	34,884	2,819
	Denbury Resources Inc.	169,580	2,781
*	Continental Resources Inc.	22,135	2,751
*	Cobalt International Energy Inc.	146,970	2,693
	SM Energy Co.	31,784	2,266
	QEP Resources Inc.	76,830	2,262
*	Dresser-Rand Group Inc.	36,272	2,119
*	Rowan Cos. plc Class A	59,421	2,001
	Diamond Offshore Drilling Inc.	32,937	1,606

* Antero Resources Corp.	18,516	1,159
		829,201
Technology (15.8%)
Apple Inc.	425,815	228,552
* Google Inc. Class A	133,526	148,816
Microsoft Corp.	3,564,130	146,094
International Business Machines Corp.	496,835	95,636
Oracle Corp.	1,609,248	65,834
QUALCOMM Inc.	806,803	63,624
Intel Corp.	2,372,038	61,222
* Facebook Inc. Class A	942,659	56,786
Cisco Systems Inc.	2,457,617	55,075
Hewlett-Packard Co.	907,163	29,356
EMC Corp.	966,066	26,480
Texas Instruments Inc.	515,943	24,327
* Salesforce.com Inc.	276,692	15,796
* Yahoo! Inc.	433,468	15,561
* Adobe Systems Inc.	226,284	14,876
* Cognizant Technology Solutions Corp. Class A	289,490	14,651
Corning Inc.	664,485	13,835
* Micron Technology Inc.	505,477	11,960
Applied Materials Inc.	576,991	11,782
Intuit Inc.	128,559	9,993
Western Digital Corp.	107,142	9,838
SanDisk Corp.	107,487	8,727
Seagate Technology plc	148,876	8,361
* Cerner Corp.	147,866	8,317
Broadcom Corp. Class A	252,992	7,964
Analog Devices Inc.	148,926	7,914
Motorola Solutions Inc.	108,781	6,993
Xilinx Inc.	127,497	6,919
Avago Technologies Ltd. Class A	107,085	6,897
Symantec Corp.	330,927	6,609
* Juniper Networks Inc.	228,129	5,877
NetApp Inc.	157,781	5,822
KLA-Tencor Corp.	79,266	5,480
Altera Corp.	151,124	5,477
Linear Technology Corp.	112,415	5,473
* Autodesk Inc.	108,276	5,325
* Citrix Systems Inc.	87,502	5,025
* Red Hat Inc.	90,373	4,788
* Akamai Technologies Inc.	81,217	4,728
CA Inc.	150,148	4,650
NVIDIA Corp.	257,429	4,611
Maxim Integrated Products Inc.	134,577	4,457
* Catamaran Corp.	98,604	4,413
* VMware Inc. Class A	40,521	4,377
* Equinix Inc.	23,659	4,373
Microchip Technology Inc.	90,453	4,320
* Lam Research Corp.	77,506	4,263
Computer Sciences Corp.	69,346	4,218
* F5 Networks Inc.	35,919	3,830
* Teradata Corp.	76,010	3,739
Harris Corp.	50,801	3,717
* Workday Inc. Class A	40,157	3,672
* VeriSign Inc.	63,674	3,433
* ServiceNow Inc.	57,155	3,425

*	ANSYS Inc.	44,010	3,390
*	Skyworks Solutions Inc.	89,988	3,376
*	Cree Inc.	57,984	3,280
	Garmin Ltd.	55,812	3,084
	Marvell Technology Group Ltd.	188,399	2,967
	LSI Corp.	266,103	2,946
*	Gartner Inc.	41,875	2,908
*	Splunk Inc.	40,541	2,898
*	Synopsys Inc.	73,105	2,808
*,^ 3D Systems Corp.		46,720	2,763
*,^ Twitter Inc.		56,104	2,618
*	Nuance Communications Inc.	121,153	2,080
*	Rackspace Hosting Inc.	54,295	1,782
*	NetSuite Inc.	16,257	1,542
*	FireEye Inc.	20,508	1,263
*	Informatica Corp.	25,697	971
*	MICROS Systems Inc.	17,688	936
*	TIBCO Software Inc.	36,556	743
*	Premier Inc. Class A	15,139	499
			1,341,142
Telecommunications (2.5%)
	Verizon Communications Inc.	1,975,666	93,982
	AT&T Inc.	2,484,107	87,118
	CenturyLink Inc.	275,322	9,041
*	SBA Communications Corp. Class A	61,331	5,579
*	T-Mobile US Inc.	133,901	4,423
*	Sprint Corp.	375,283	3,449
	Frontier Communications Corp.	474,269	2,703
	Windstream Holdings Inc.	285,147	2,350
*	Level 3 Communications Inc.	42,028	1,645
			210,290
Utilities (3.2%)
	Duke Energy Corp.	336,839	23,990
	NextEra Energy Inc.	207,620	19,853
	Dominion Resources Inc.	277,546	19,703
	Southern Co.	423,741	18,619
	Exelon Corp.	408,987	13,726
	Spectra Energy Corp.	319,362	11,797
	American Electric Power Co. Inc.	232,850	11,796
	Sempra Energy	110,997	10,740
	PPL Corp.	301,042	9,976
	PG&E Corp.	218,176	9,425
	Public Service Enterprise Group Inc.	241,192	9,199
	Edison International	155,463	8,801
	Consolidated Edison Inc.	139,756	7,498
	Xcel Energy Inc.	237,690	7,216
	Northeast Utilities	150,698	6,857
	FirstEnergy Corp.	199,777	6,798
	DTE Energy Co.	84,322	6,264
	ONEOK Inc.	99,076	5,870
	Entergy Corp.	85,289	5,702
	NiSource Inc.	149,807	5,323
	Wisconsin Energy Corp.	107,694	5,013
	NRG Energy Inc.	155,172	4,934
	CenterPoint Energy Inc.	204,377	4,842
	Ameren Corp.	115,394	4,754

AES Corp.			310,477	4,434
* Calpine Corp.			191,529	4,005
American Water Works Co. Inc.			85,326	3,874
CMS Energy Corp.			127,358	3,729
SCANA Corp.			60,368	3,098
Alliant Energy Corp.			52,691	2,993
Pinnacle West Capital Corp.			52,761	2,884
National Fuel Gas Co.			37,764	2,645
Pepco Holdings Inc.			119,883	2,455
Integrys Energy Group Inc.			38,099	2,273
TECO Energy Inc.			51,908	890
				271,976
Total Common Stocks (Cost $5,794,054)				8,495,780
	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	0.122%		16,716,316	16,716

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 Fannie Mae Discount Notes	0.080%	4/23/14	400	400
[5,6] Federal Home Loan Bank Discount Notes	0.075%	5/21/14	1,200	1,200
5 Federal Home Loan Bank Discount Notes	0.125%	5/30/14	200	200
				1,800
Total Temporary Cash Investments (Cost $18,516)				18,516
Total Investments (100.1%) (Cost $5,812,570)				8,514,296
Other Assets and Liabilities-Net (-0.1%)[3]				(5,140)
Net Assets (100%)				8,509,156

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,544,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $3,684,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $800,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that

Large-Cap Index Fund

fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,495,780	—	—
Temporary Cash Investments	16,716	1,800	—
Futures Contracts—Assets[1]	104	—	—
Total	8,512,600	1,800	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Large-Cap Index Fund

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2014	106	9,883	40
S&P 500 Index	June 2014	8	3,729	2
				42

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2014, the cost of investment securities for tax purposes was $5,812,570,000. Net unrealized appreciation of investment securities for tax purposes was $2,701,726,000, consisting of unrealized gains of $2,806,168,000 on securities that had risen in value since their purchase and $104,442,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Fund

Schedule of Investments
As of March 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (4.5%)
	CF Industries Holdings Inc.	906,651	236,309
	Alcoa Inc.	17,616,136	226,720
	Eastman Chemical Co.	2,243,150	193,382
	Sigma-Aldrich Corp.	1,952,643	182,338
	FMC Corp.	2,172,433	166,321
	CONSOL Energy Inc.	3,746,371	149,668
	Celanese Corp. Class A	2,564,979	142,382
	International Flavors & Fragrances Inc.	1,328,754	127,122
	Ashland Inc.	1,272,138	126,552
*	WR Grace & Co.	1,196,993	118,706
	Airgas Inc.	1,088,336	115,919
	Albemarle Corp.	1,300,003	86,346
	Reliance Steel & Aluminum Co.	1,202,618	84,977
	Avery Dennison Corp.	1,569,960	79,550
	Huntsman Corp.	3,164,546	77,278
	Peabody Energy Corp.	4,436,784	72,497
	Westlake Chemical Corp.	652,208	43,163
			2,229,230
Consumer Goods (13.8%)
	Delphi Automotive plc	5,007,988	339,842
	Harley-Davidson Inc.	3,595,218	239,477
	BorgWarner Inc.	3,726,097	229,043
	Beam Inc.	2,704,532	225,287
	Mattel Inc.	5,563,603	223,156
*	Constellation Brands Inc. Class A	2,587,498	219,860
	ConAgra Foods Inc.	6,872,135	213,242
	Genuine Parts Co.	2,387,301	207,337
	Tyson Foods Inc. Class A	4,418,154	194,443
	Whirlpool Corp.	1,266,585	189,304
	Clorox Co.	2,121,976	186,755
	Bunge Ltd.	2,290,024	182,080
*	Keurig Green Mountain Inc.	1,703,193	179,840
	Coca-Cola Enterprises Inc.	3,743,790	178,803
	Dr Pepper Snapple Group Inc.	3,226,910	175,737
*	Monster Beverage Corp.	2,455,194	170,513
	PVH Corp.	1,334,352	166,487
	Ralph Lauren Corp. Class A	976,119	157,087
	JM Smucker Co.	1,610,373	156,593
	Church & Dwight Co. Inc.	2,241,351	154,810
*	TRW Automotive Holdings Corp.	1,885,808	153,920
*	Under Armour Inc. Class A	1,332,987	152,814
	Polaris Industries Inc.	1,074,409	150,106
	Leucadia National Corp.	5,059,781	141,674
*	Electronic Arts Inc.	4,808,278	139,488
	Molson Coors Brewing Co. Class B	2,349,121	138,269
*	Mohawk Industries Inc.	1,010,386	137,392
	Newell Rubbermaid Inc.	4,559,699	136,335
	McCormick & Co. Inc.	1,848,275	132,595

*	Jarden Corp.	2,066,541	123,641
*	LKQ Corp.	4,434,715	116,855
	Lear Corp.	1,320,527	110,555
	Lennar Corp. Class A	2,760,063	109,354
	PulteGroup Inc.	5,610,886	107,673
	Hasbro Inc.	1,926,756	107,166
	Hormel Foods Corp.	2,153,762	106,116
*	WABCO Holdings Inc.	1,000,434	105,606
	Avon Products Inc.	7,078,827	103,634
	Energizer Holdings Inc.	1,021,670	102,923
	DR Horton Inc.	4,751,839	102,877
*,^ Lululemon Athletica Inc.		1,692,354	89,001
*	Fossil Group Inc.	705,178	82,231
*	NVR Inc.	65,672	75,326
^	Herbalife Ltd.	1,241,916	71,125
	Nu Skin Enterprises Inc. Class A	436,082	36,129
	Coty Inc. Class A	1,130,625	16,937
	Lennar Corp. Class B	82,374	2,689
			6,842,127
Consumer Services (14.1%)
*	Chipotle Mexican Grill Inc. Class A	507,067	288,039
*	United Continental Holdings Inc.	6,073,345	271,053
	Southwest Airlines Co.	11,474,473	270,912
	AmerisourceBergen Corp. Class A	3,745,476	245,666
*	O'Reilly Automotive Inc.	1,651,734	245,101
	Ross Stores Inc.	3,337,378	238,789
	Nielsen Holdings NV	5,262,513	234,866
	L Brands Inc.	4,033,303	228,971
*	Discovery Communications Inc. Class A	2,401,895	198,637
*	Hertz Global Holdings Inc.	7,335,464	195,417
	Macy's Inc.	2,982,625	176,840
	Marriott International Inc. Class A	3,132,746	175,496
*	CarMax Inc.	3,649,183	170,782
*	Dollar Tree Inc.	3,231,768	168,634
*	TripAdvisor Inc.	1,798,540	162,930
	Tractor Supply Co.	2,271,688	160,449
*	Charter Communications Inc. Class A	1,301,385	160,331
*	MGM Resorts International	6,013,153	155,500
	Wyndham Worldwide Corp.	2,094,871	153,407
	Tiffany & Co.	1,779,376	153,293
	Advance Auto Parts Inc.	1,192,158	150,808
	Nordstrom Inc.	2,343,503	146,352
*	Dollar General Corp.	2,617,792	145,235
	Safeway Inc.	3,765,040	139,081
	Signet Jewelers Ltd.	1,311,396	138,824
	H&R Block Inc.	4,483,082	135,344
*	News Corp. Class A	7,791,191	134,164
*	IHS Inc. Class A	1,056,528	128,368
	Staples Inc.	10,638,763	120,644
	Best Buy Co. Inc.	4,525,663	119,523
	Interpublic Group of Cos. Inc.	6,932,854	118,829
	Royal Caribbean Cruises Ltd.	2,170,125	118,402
	Expedia Inc.	1,621,245	117,540
	PetSmart Inc.	1,695,940	116,833
	Darden Restaurants Inc.	2,146,182	108,940
	Williams-Sonoma Inc.	1,461,367	97,386
	Scripps Networks Interactive Inc. Class A	1,279,018	97,090

*	Ulta Salon Cosmetics & Fragrance Inc.	995,413	97,033
*	Discovery Communications Inc.	1,250,019	96,327
	Family Dollar Stores Inc.	1,577,935	91,536
	FactSet Research Systems Inc.	663,634	71,546
*	Urban Outfitters Inc.	1,806,934	65,899
*	AutoNation Inc.	1,163,948	61,957
*	Sprouts Farmers Market Inc.	1,445,677	52,088
*	Norwegian Cruise Line Holdings Ltd.	1,504,228	48,541
	Burger King Worldwide Inc.	1,719,605	45,656
*	Hyatt Hotels Corp. Class A	671,657	36,142
	Dun & Bradstreet Corp.	307,080	30,508
*	Groupon Inc. Class A	3,880,822	30,426
	International Game Technology	2,015,252	28,335
*,^ Sears Holdings Corp.		453,355	21,652
	ARAMARK Holdings Corp.	562,587	16,270
	Extended Stay America Inc.	489,785	11,152
*,^ zulily Inc. Class A		214,891	10,785
*	News Corp. Class B	206,229	3,444
			7,007,773
Financials (16.9%)
	Health Care REIT Inc.	4,754,522	283,370
	Moody's Corp.	3,497,207	277,398
	AvalonBay Communities Inc.	2,009,641	263,906
	Regions Financial Corp.	23,203,440	257,790
	Hartford Financial Services Group Inc.	7,295,841	257,324
	M&T Bank Corp.	1,929,560	234,056
	Principal Financial Group Inc.	4,830,696	222,164
	Lincoln National Corp.	4,310,610	218,419
	KeyCorp	14,538,520	207,029
	American Realty Capital Properties Inc.	12,524,055	175,587
*	Affiliated Managers Group Inc.	870,692	174,182
	Annaly Capital Management Inc.	15,423,044	169,191
	CIT Group Inc.	3,192,522	156,497
	SL Green Realty Corp.	1,553,831	156,346
	Comerica Inc.	2,976,523	154,184
	Unum Group	4,241,498	149,767
	Realty Income Corp.	3,590,279	146,699
	Western Union Co.	8,957,803	146,550
*	Genworth Financial Inc. Class A	8,098,321	143,583
	Macerich Co.	2,297,820	143,223
	XL Group plc Class A	4,513,173	141,037
	Kimco Realty Corp.	6,364,206	139,249
	Huntington Bancshares Inc.	13,728,665	136,875
	Equifax Inc.	1,995,212	135,734
	Fidelity National Financial Inc. Class A	4,291,697	134,931
*	Markel Corp.	217,103	129,415
*	CBRE Group Inc. Class A	4,613,206	126,540
	Federal Realty Investment Trust	1,092,545	125,337
	American Capital Agency Corp.	5,822,818	125,132
	Cincinnati Financial Corp.	2,538,169	123,507
	Plum Creek Timber Co. Inc.	2,895,355	121,721
*	Arch Capital Group Ltd.	2,078,289	119,585
	First Republic Bank	2,156,512	116,430
	Willis Group Holdings plc	2,634,257	116,250
	Raymond James Financial Inc.	2,071,108	115,837
	Torchmark Corp.	1,447,039	113,882
^	Digital Realty Trust Inc.	2,100,023	111,469

New York Community Bancorp Inc.	6,867,854	110,366
Essex Property Trust Inc.	629,997	107,131
UDR Inc.	4,105,666	106,049
* Realogy Holdings Corp.	2,384,847	103,622
SLM Corp.	4,108,089	100,566
Rayonier Inc.	2,063,244	94,724
Everest Re Group Ltd.	618,485	94,659
Zions Bancorporation	3,016,768	93,459
Reinsurance Group of America Inc. Class A	1,155,165	91,986
Camden Property Trust	1,326,980	89,359
Lazard Ltd. Class A	1,895,401	89,254
Jones Lang LaSalle Inc.	725,855	86,014
Legg Mason Inc.	1,749,296	85,786
Alexandria Real Estate Equities Inc.	1,169,136	84,833
SEI Investments Co.	2,489,264	83,664
ING US Inc.	2,290,378	83,072
PartnerRe Ltd.	800,733	82,876
* MSCI Inc. Class A	1,906,881	82,034
Hudson City Bancorp Inc.	7,771,192	76,391
Axis Capital Holdings Ltd.	1,649,384	75,624
People's United Financial Inc.	5,072,427	75,427
* Ocwen Financial Corp.	1,879,052	73,621
LPL Financial Holdings Inc.	1,390,143	73,038
NASDAQ OMX Group Inc.	1,939,563	71,647
WR Berkley Corp.	1,681,779	69,996
* Alleghany Corp.	129,308	52,678
Assurant Inc.	583,647	37,914
* Santander Consumer USA Holdings Inc.	1,419,611	34,184
Brixmor Property Group Inc.	748,448	15,964
		8,396,134
Health Care (8.5%)
* Mylan Inc.	6,093,525	297,547
* Boston Scientific Corp.	21,644,434	292,633
* Vertex Pharmaceuticals Inc.	3,853,856	272,545
* DaVita HealthCare Partners Inc.	3,310,744	227,945
CR Bard Inc.	1,268,202	187,669
* Forest Laboratories Inc.	1,993,622	183,952
* Henry Schein Inc.	1,396,781	166,734
* BioMarin Pharmaceutical Inc.	2,372,437	161,824
Perrigo Co. plc	1,038,368	160,594
* Endo Health Solutions Inc.	2,322,341	159,429
* Illumina Inc.	1,047,922	155,784
* Waters Corp.	1,322,914	143,417
* Varian Medical Systems Inc.	1,692,681	142,168
* CareFusion Corp.	3,406,819	137,022
* Laboratory Corp. of America Holdings	1,394,592	136,963
Quest Diagnostics Inc.	2,358,620	136,611
* Incyte Corp. Ltd.	2,435,766	130,362
* Edwards Lifesciences Corp.	1,753,365	130,047
Universal Health Services Inc. Class B	1,493,081	122,537
* Hospira Inc.	2,721,657	117,712
DENTSPLY International Inc.	2,318,748	106,755
^ ResMed Inc.	2,311,559	103,304
* IDEXX Laboratories Inc.	842,029	102,222
* Pharmacyclics Inc.	978,237	98,039
* Hologic Inc.	3,813,973	82,000
* Jazz Pharmaceuticals plc	450,332	62,452

* Intercept Pharmaceuticals Inc.	173,524	57,226
Patterson Cos. Inc.	1,354,390	56,559
* Quintiles Transnational Holdings Inc.	1,058,328	53,731
* Envision Healthcare Holdings Inc.	1,175,501	39,767
		4,225,550
Industrials (17.1%)
Sherwin-Williams Co.	1,390,428	274,095
Pentair Ltd.	3,225,936	255,946
WW Grainger Inc.	1,012,098	255,717
Amphenol Corp. Class A	2,585,057	236,920
* Fiserv Inc.	4,159,864	235,823
Fidelity National Information Services Inc.	4,276,196	228,563
* Alliance Data Systems Corp.	825,711	224,965
Roper Industries Inc.	1,626,918	217,210
Fastenal Co.	4,366,102	215,336
AMETEK Inc.	4,005,981	206,268
Kansas City Southern	1,802,227	183,935
Flowserve Corp.	2,246,905	176,023
Rockwell Collins Inc.	2,208,541	175,954
* Trimble Navigation Ltd.	4,247,869	165,115
Textron Inc.	4,111,480	161,540
Pall Corp.	1,794,601	160,563
* Stericycle Inc.	1,392,230	158,185
Chicago Bridge & Iron Co. NV	1,754,696	152,922
L-3 Communications Holdings Inc.	1,263,149	149,241
* B/E Aerospace Inc.	1,718,238	149,126
* Verisk Analytics Inc. Class A	2,454,345	147,163
TransDigm Group Inc.	776,481	143,804
Vulcan Materials Co.	2,134,454	141,834
* FleetCor Technologies Inc.	1,146,029	131,908
Towers Watson & Co. Class A	1,152,401	131,431
Expeditors International of Washington Inc.	3,313,060	131,297
* Jacobs Engineering Group Inc.	2,048,686	130,092
Masco Corp.	5,826,852	129,414
* Quanta Services Inc.	3,488,117	128,712
CH Robinson Worldwide Inc.	2,427,136	127,158
Ball Corp.	2,297,697	125,937
Rock-Tenn Co. Class A	1,169,570	123,471
* Mettler-Toledo International Inc.	480,326	113,203
JB Hunt Transport Services Inc.	1,532,819	110,240
Xylem Inc.	3,019,086	109,955
MeadWestvaco Corp.	2,848,498	107,217
Sealed Air Corp.	3,201,442	105,231
Avnet Inc.	2,256,487	104,994
Xerox Corp.	9,184,144	103,781
Manpowergroup Inc.	1,297,877	102,312
Hubbell Inc. Class B	849,277	101,803
Fluor Corp.	1,308,257	101,691
* Crown Holdings Inc.	2,258,113	101,028
MDU Resources Group Inc.	2,935,513	100,717
Donaldson Co. Inc.	2,369,018	100,446
* Arrow Electronics Inc.	1,631,189	96,827
Martin Marietta Materials Inc.	753,087	96,659
* Sensata Technologies Holding NV	2,243,793	95,675
Joy Global Inc.	1,634,001	94,772
Cintas Corp.	1,564,618	93,267
ADT Corp.	2,997,433	89,773

	Robert Half International Inc.	2,131,225	89,405
	FLIR Systems Inc.	2,303,792	82,937
	Timken Co.	1,365,492	80,264
	Iron Mountain Inc.	2,815,998	77,637
	AGCO Corp.	1,378,923	76,061
	Owens Corning	1,739,527	75,095
*	United Rentals Inc.	760,532	72,205
	SPX Corp.	660,640	64,948
	KBR Inc.	2,423,032	64,646
	Wabtec Corp.	744,104	57,668
	Fortune Brands Home & Security Inc.	1,352,568	56,916
	Allison Transmission Holdings Inc.	1,749,529	52,381
*	Colfax Corp.	648,882	46,285
*	Owens-Illinois Inc.	1,342,194	45,406
	Jabil Circuit Inc.	1,515,991	27,288
	National Instruments Corp.	823,486	23,626
			8,498,027
Oil & Gas (6.9%)
	Cabot Oil & Gas Corp.	6,901,938	233,838
	EQT Corp.	2,359,365	228,788
	Range Resources Corp.	2,541,937	210,905
*	Concho Resources Inc.	1,719,055	210,584
*	Cheniere Energy Inc.	3,503,022	193,892
	Helmerich & Payne Inc.	1,669,568	179,579
	Murphy Oil Corp.	2,844,800	178,824
	Cimarex Energy Co.	1,422,501	169,434
	HollyFrontier Corp.	3,252,816	154,769
	Core Laboratories NV	732,948	145,446
	Noble Corp. plc	4,154,846	136,030
*	Whiting Petroleum Corp.	1,944,812	134,950
	Oceaneering International Inc.	1,768,898	127,113
	OGE Energy Corp.	3,247,418	119,375
	Nabors Industries Ltd.	4,605,471	113,525
	Tesoro Corp.	2,150,556	108,797
*	Weatherford International Ltd.	5,662,796	98,306
	Energen Corp.	1,186,617	95,891
	Denbury Resources Inc.	5,808,844	95,265
*	Cobalt International Energy Inc.	5,032,013	92,186
	SM Energy Co.	1,093,352	77,945
	QEP Resources Inc.	2,637,531	77,649
*	Dresser-Rand Group Inc.	1,247,688	72,877
*	Rowan Cos. plc Class A	2,031,944	68,436
^	Diamond Offshore Drilling Inc.	1,132,594	55,225
*	Antero Resources Corp.	640,377	40,088
			3,419,717
Technology (11.7%)
	Western Digital Corp.	3,668,665	336,857
	SanDisk Corp.	3,685,252	299,206
	Seagate Technology plc	5,105,034	286,699
*	Cerner Corp.	5,059,748	284,611
	Xilinx Inc.	4,362,046	236,728
	Avago Technologies Ltd. Class A	3,673,469	236,608
	KLA-Tencor Corp.	2,723,019	188,270
	Linear Technology Corp.	3,856,625	187,779
*	Autodesk Inc.	3,705,929	182,258
*	Red Hat Inc.	3,098,510	164,159

*	Akamai Technologies Inc.	2,772,712	161,400
	NVIDIA Corp.	8,829,525	158,137
	Maxim Integrated Products Inc.	4,611,227	152,724
*	Catamaran Corp.	3,374,741	151,053
*	Equinix Inc.	807,670	149,290
	Microchip Technology Inc.	3,092,525	147,699
*	Lam Research Corp.	2,653,529	145,944
	Computer Sciences Corp.	2,381,862	144,865
*	F5 Networks Inc.	1,233,479	131,526
*	Teradata Corp.	2,608,530	128,314
	Harris Corp.	1,745,753	127,719
*	Workday Inc. Class A	1,378,225	126,011
*	VeriSign Inc.	2,180,915	117,573
*	ServiceNow Inc.	1,960,970	117,501
*	ANSYS Inc.	1,513,067	116,536
*	Skyworks Solutions Inc.	3,088,950	115,897
*	Cree Inc.	1,989,367	112,519
	Garmin Ltd.	1,914,450	105,792
	Marvell Technology Group Ltd.	6,421,228	101,134
	LSI Corp.	9,107,743	100,823
*	Juniper Networks Inc.	3,884,080	100,054
*	Splunk Inc.	1,385,768	99,069
*	Gartner Inc.	1,425,265	98,970
*	Synopsys Inc.	2,519,478	96,773
*,^ 3D Systems Corp.		1,599,539	94,613
*	Nuance Communications Inc.	4,149,451	71,246
*	Rackspace Hosting Inc.	1,848,827	60,678
*	NetSuite Inc.	554,855	52,617
*	FireEye Inc.	702,589	43,258
*	Informatica Corp.	889,622	33,610
*	MICROS Systems Inc.	612,978	32,445
*	TIBCO Software Inc.	1,255,782	25,517
*	Premier Inc. Class A	527,403	17,378
			5,841,860
Telecommunications (0.8%)
*	SBA Communications Corp. Class A	2,100,695	191,079
	Frontier Communications Corp.	16,309,551	92,965
	Windstream Holdings Inc.	9,726,279	80,145
*	Level 3 Communications Inc.	1,439,638	56,347
			420,536
Utilities (5.3%)
	Northeast Utilities	5,156,102	234,603
	DTE Energy Co.	2,894,577	215,038
	ONEOK Inc.	3,397,080	201,277
	NiSource Inc.	5,131,574	182,325
	Wisconsin Energy Corp.	3,693,683	171,941
	NRG Energy Inc.	5,316,463	169,063
	CenterPoint Energy Inc.	7,010,460	166,078
	Ameren Corp.	3,965,993	163,399
	AES Corp.	10,651,230	152,099
*	Calpine Corp.	6,568,882	137,355
	American Water Works Co. Inc.	2,921,930	132,656
	CMS Energy Corp.	4,368,569	127,912
	SCANA Corp.	2,072,183	106,344
	Alliant Energy Corp.	1,809,818	102,816
	Pinnacle West Capital Corp.	1,801,719	98,482

National Fuel Gas Co.			1,298,672	90,959
Pepco Holdings Inc.			4,088,237	83,727
Integrys Energy Group Inc.			1,305,884	77,896
TECO Energy Inc.			1,781,270	30,549
				2,644,519
Total Common Stocks (Cost $36,776,263)				49,525,473
	Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund	0.122%		332,660,855	332,661

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.073%	5/2/14	7,000	6,999
4 Federal Home Loan Bank Discount Notes	0.120%	5/23/14	2,500	2,499
[6,7] Freddie Mac Discount Notes	0.070%	4/21/14	2,000	2,000
				11,498
Total Temporary Cash Investments (Cost $344,160)				344,159
Total Investments (100.3%) (Cost $37,120,423)				49,869,632
Other Assets and Liabilities-Net (-0.3%)[3]				(152,327)
Net Assets (100%)				49,717,305

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $129,418,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $130,779,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $6,099,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $1,909,000 have been segregated as collateral for open over-the-counter swap contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Mid-Cap Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	49,525,473	—	—
Temporary Cash Investments	332,661	11,498	—
Futures Contracts—Assets[1]	1,253	—	—
Swap Contracts—Liabilities	—	(2,212)	—
Total	49,859,387	9,286	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Mid-Cap Index Fund

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	June 2014	166	77,381	441
E-mini S&P MidCap 400 Index	June 2014	332	45,647	177
				618

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Mid-Cap Index Fund

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
SLM Corp.	4/25/14	GSI	73,196	(0.504%)	(2,212)
1 GSI—Goldman Sachs International.

E. At March 31, 2014, the cost of investment securities for tax purposes was $37,120,423,000. Net unrealized appreciation of investment securities for tax purposes was $12,749,209,000, consisting of unrealized gains of $13,470,261,000 on securities that had risen in value since their purchase and $721,052,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments
As of March 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)[1]
Basic Materials (2.6%)
	Eastman Chemical Co.	405,432	34,952
	FMC Corp.	392,641	30,060
	CONSOL Energy Inc.	677,115	27,051
	Airgas Inc.	196,684	20,949
			113,012
Consumer Goods (12.1%)
	BorgWarner Inc.	673,455	41,397
*	Constellation Brands Inc. Class A	467,633	39,735
*	Keurig Green Mountain Inc.	307,956	32,517
*	Monster Beverage Corp.	443,777	30,820
	PVH Corp.	240,960	30,065
	Ralph Lauren Corp. Class A	176,300	28,372
	Church & Dwight Co. Inc.	405,404	28,001
*	Under Armour Inc. Class A	240,971	27,625
	Polaris Industries Inc.	194,227	27,135
	Leucadia National Corp.	914,471	25,605
*	Electronic Arts Inc.	868,596	25,198
*	Mohawk Industries Inc.	182,485	24,814
	McCormick & Co. Inc.	334,021	23,963
*	Jarden Corp.	373,473	22,345
	Harley-Davidson Inc.	325,126	21,657
*	LKQ Corp.	801,415	21,117
*	WABCO Holdings Inc.	181,186	19,126
*	Lululemon Athletica Inc.	305,905	16,088
*	Fossil Group Inc.	127,750	14,897
*	NVR Inc.	11,868	13,613
	Herbalife Ltd.	223,993	12,828
	Nu Skin Enterprises Inc. Class A	78,891	6,536
			533,454
Consumer Services (17.2%)
*	Chipotle Mexican Grill Inc. Class A	91,657	52,066
	Southwest Airlines Co.	2,073,813	48,963
*	O'Reilly Automotive Inc.	298,504	44,295
	Ross Stores Inc.	603,201	43,159
	L Brands Inc.	728,918	41,381
*	Discovery Communications Inc. Class A	434,114	35,901
	Marriott International Inc. Class A	566,151	31,716
*	CarMax Inc.	659,474	30,863
*	Dollar Tree Inc.	583,605	30,452
*	TripAdvisor Inc.	324,774	29,421
	Tractor Supply Co.	410,803	29,015
*	Charter Communications Inc. Class A	235,069	28,960
	Wyndham Worldwide Corp.	378,625	27,727
	Tiffany & Co.	321,341	27,683
	Nordstrom Inc.	423,360	26,439
*	Dollar General Corp.	473,125	26,249
*	IHS Inc. Class A	190,805	23,183
	PetSmart Inc.	306,548	21,118

Williams-Sonoma Inc.	264,702	17,640
* Ulta Salon Cosmetics & Fragrance Inc.	180,289	17,575
Scripps Networks Interactive Inc. Class A	231,257	17,555
* Discovery Communications Inc.	226,396	17,446
Advance Auto Parts Inc.	107,757	13,631
FactSet Research Systems Inc.	119,914	12,928
* Urban Outfitters Inc.	325,923	11,886
* AutoNation Inc.	210,708	11,216
* Sprouts Farmers Market Inc.	261,810	9,433
* Norwegian Cruise Line Holdings Ltd.	272,369	8,789
Family Dollar Stores Inc.	142,888	8,289
* Hyatt Hotels Corp. Class A	121,607	6,544
* Groupon Inc. Class A	702,893	5,511
Extended Stay America Inc.	88,711	2,020
* zulily Inc. Class A	38,938	1,954
		761,008
Financials (10.2%)
Health Care REIT Inc.	859,288	51,214
Moody's Corp.	632,166	50,143
AvalonBay Communities Inc.	363,198	47,695
American Realty Capital Properties Inc.	2,263,390	31,733
* Affiliated Managers Group Inc.	157,383	31,484
* CBRE Group Inc. Class A	833,739	22,869
Federal Realty Investment Trust	197,385	22,644
Raymond James Financial Inc.	374,268	20,933
Digital Realty Trust Inc.	379,532	20,146
Essex Property Trust Inc.	114,118	19,406
* Realogy Holdings Corp.	431,658	18,756
Rayonier Inc.	373,024	17,126
Lazard Ltd. Class A	343,222	16,162
Alexandria Real Estate Equities Inc.	211,728	15,363
SEI Investments Co.	450,029	15,125
* MSCI Inc. Class A	343,988	14,798
* Ocwen Financial Corp.	339,010	13,282
Macerich Co.	207,309	12,922
Camden Property Trust	119,692	8,060
Brixmor Property Group Inc.	67,627	1,443
		451,304
Health Care (9.9%)
* Vertex Pharmaceuticals Inc.	696,566	49,261
* DaVita HealthCare Partners Inc.	598,334	41,195
* Forest Laboratories Inc.	360,009	33,218
* BioMarin Pharmaceutical Inc.	428,388	29,220
Perrigo Co. plc	187,534	29,004
* Illumina Inc.	189,288	28,140
* Waters Corp.	238,920	25,901
* Varian Medical Systems Inc.	305,760	25,681
* Incyte Corp. Ltd.	440,242	23,562
* Edwards Lifesciences Corp.	316,878	23,503
DENTSPLY International Inc.	419,037	19,293
^ ResMed Inc.	418,604	18,707
* IDEXX Laboratories Inc.	152,486	18,512
* Pharmacyclics Inc.	176,667	17,706
CR Bard Inc.	114,609	16,960
* Jazz Pharmaceuticals plc	81,539	11,308
* Intercept Pharmaceuticals Inc.	31,415	10,360

*	Quintiles Transnational Holdings Inc.	191,635	9,729
*	Envision Healthcare Holdings Inc.	212,888	7,202
			438,462
Industrials (21.3%)
	Sherwin-Williams Co.	251,403	49,559
	Pentair Ltd.	583,040	46,258
	WW Grainger Inc.	182,921	46,217
	Amphenol Corp. Class A	467,443	42,841
*	Alliance Data Systems Corp.	149,233	40,659
	Roper Industries Inc.	293,904	39,239
	Fastenal Co.	789,049	38,916
	AMETEK Inc.	723,983	37,278
	Kansas City Southern	325,490	33,220
	Flowserve Corp.	406,176	31,820
*	Trimble Navigation Ltd.	767,702	29,841
	Pall Corp.	324,132	29,000
*	Stericycle Inc.	251,399	28,564
	Chicago Bridge & Iron Co. NV	317,181	27,642
*	B/E Aerospace Inc.	310,557	26,953
*	Verisk Analytics Inc. Class A	443,663	26,602
	TransDigm Group Inc.	140,246	25,974
*	FleetCor Technologies Inc.	207,006	23,826
	Expeditors International of Washington Inc.	598,802	23,731
	Masco Corp.	1,053,013	23,387
*	Quanta Services Inc.	630,411	23,262
	CH Robinson Worldwide Inc.	438,654	22,981
	Rock-Tenn Co. Class A	211,426	22,320
*	Fiserv Inc.	375,838	21,306
*	Mettler-Toledo International Inc.	86,837	20,466
	JB Hunt Transport Services Inc.	277,145	19,932
	Donaldson Co. Inc.	429,066	18,192
	Martin Marietta Materials Inc.	136,447	17,513
*	Sensata Technologies Holding NV	406,405	17,329
	Robert Half International Inc.	385,959	16,191
*	United Rentals Inc.	137,730	13,076
	Vulcan Materials Co.	192,908	12,819
	Wabtec Corp.	134,753	10,443
	Fortune Brands Home & Security Inc.	244,919	10,306
*	Colfax Corp.	117,535	8,384
	ADT Corp.	271,037	8,118
	National Instruments Corp.	149,040	4,276
			938,441
Oil & Gas (8.1%)
	Cabot Oil & Gas Corp.	1,247,363	42,261
	EQT Corp.	426,452	41,353
	Range Resources Corp.	459,467	38,122
*	Concho Resources Inc.	310,474	38,033
*	Cheniere Energy Inc.	633,155	35,045
	Core Laboratories NV	132,549	26,303
*	Whiting Petroleum Corp.	351,487	24,390
	Oceaneering International Inc.	319,737	22,976
*	Cobalt International Energy Inc.	910,089	16,673
	SM Energy Co.	197,823	14,103
	QEP Resources Inc.	476,257	14,021
*	Dresser-Rand Group Inc.	225,017	13,143
*	Rowan Cos. plc Class A	366,500	12,344

	Noble Corp. plc	374,829	12,272
*	Antero Resources Corp.	115,936	7,257
			358,296
Technology (17.0%)
*	Cerner Corp.	914,449	51,438
	Xilinx Inc.	788,397	42,786
	Avago Technologies Ltd. Class A	663,985	42,767
	KLA-Tencor Corp.	492,134	34,026
	Linear Technology Corp.	696,965	33,935
*	Autodesk Inc.	669,780	32,940
*	Red Hat Inc.	559,545	29,645
*	Akamai Technologies Inc.	501,157	29,172
	Maxim Integrated Products Inc.	833,383	27,602
*	Catamaran Corp.	609,917	27,300
	SanDisk Corp.	333,129	27,047
*	Equinix Inc.	145,997	26,986
	Microchip Technology Inc.	558,959	26,696
*	Lam Research Corp.	479,616	26,379
*	F5 Networks Inc.	222,732	23,750
*	Teradata Corp.	471,449	23,191
*	Workday Inc. Class A	248,992	22,765
*	VeriSign Inc.	394,944	21,291
*	ServiceNow Inc.	354,302	21,230
*	ANSYS Inc.	273,348	21,053
*	Skyworks Solutions Inc.	558,266	20,946
*	Cree Inc.	359,534	20,335
*	Splunk Inc.	250,895	17,936
*	Gartner Inc.	258,231	17,932
*,^ 3D Systems Corp.		289,648	17,133
	NVIDIA Corp.	796,793	14,271
*	Rackspace Hosting Inc.	334,715	10,985
*	NetSuite Inc.	100,298	9,511
*	FireEye Inc.	127,231	7,834
*	Informatica Corp.	161,081	6,086
*	MICROS Systems Inc.	110,921	5,871
*	TIBCO Software Inc.	227,275	4,618
*	Premier Inc. Class A	95,506	3,147
			748,604
Telecommunications (1.0%)
*	SBA Communications Corp. Class A	379,370	34,507
*	Level 3 Communications Inc.	260,623	10,201
			44,708
Utilities (0.6%)
*	Calpine Corp.	1,187,162	24,824

Total Common Stocks (Cost $3,695,392)			4,412,113

		Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund		0.122%		9,619,301	9,619

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
4	Federal Home Loan Bank Discount Notes	0.070%	6/4/14	7,000	6,999
4	Federal Home Loan Bank Discount Notes	0.077%	6/13/14	400	400
[4,5] Federal Home Loan Bank Discount Notes		0.075%	6/24/14	500	500
4	Federal Home Loan Bank Discount Notes	0.090%	8/6/14	1,700	1,699
					9,598
Total Temporary Cash Investments (Cost $19,217)					19,217
Total Investments (100.4%) (Cost $3,714,609)					4,431,330
Other Assets and Liabilities-Net (-0.4%)[3]					(17,483)
Net Assets (100%)					4,413,847

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,422,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $9,619,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Mid-Cap Growth Index Fund

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,412,113	—	—
Temporary Cash Investments	9,619	9,598	—
Futures Contracts—Assets[1]	8	—	—
Total	4,421,740	9,598	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	June 2014	4	550	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2014, the cost of investment securities for tax purposes was $3,714,609,000. Net unrealized appreciation of investment securities for tax purposes was $716,721,000, consisting of unrealized gains of $796,427,000 on securities that had risen in value since their purchase and $79,706,000 in unrealized losses on securities that had fallen in value since their purchase.

Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (6.4%)
CF Industries Holdings Inc.	182,559	47,582
Alcoa Inc.	3,547,170	45,652
Sigma-Aldrich Corp.	393,237	36,720
Celanese Corp. Class A	516,231	28,656
International Flavors & Fragrances Inc.	267,357	25,578
Ashland Inc.	256,203	25,487
* WR Grace & Co.	241,027	23,903
Albemarle Corp.	261,780	17,387
Reliance Steel & Aluminum Co.	242,288	17,120
Avery Dennison Corp.	316,100	16,017
Huntsman Corp.	637,076	15,557
Peabody Energy Corp.	893,183	14,595
Westlake Chemical Corp.	131,741	8,719
		322,973
Consumer Goods (15.4%)
Delphi Automotive plc	1,008,411	68,431
Beam Inc.	544,593	45,365
Mattel Inc.	1,120,291	44,935
ConAgra Foods Inc.	1,383,813	42,940
Genuine Parts Co.	480,704	41,749
Tyson Foods Inc. Class A	889,665	39,154
Whirlpool Corp.	254,884	38,095
Clorox Co.	427,431	37,618
Bunge Ltd.	461,207	36,671
Coca-Cola Enterprises Inc.	753,345	35,980
Dr Pepper Snapple Group Inc.	649,811	35,389
JM Smucker Co.	324,058	31,511
* TRW Automotive Holdings Corp.	379,697	30,991
Molson Coors Brewing Co. Class B	472,868	27,833
Newell Rubbermaid Inc.	917,346	27,429
Harley-Davidson Inc.	361,887	24,105
Lear Corp.	265,946	22,265
PulteGroup Inc.	1,128,790	21,661
Hasbro Inc.	387,910	21,575
Lennar Corp. Class A	541,366	21,449
Hormel Foods Corp.	434,537	21,410
Avon Products Inc.	1,427,357	20,896
Energizer Holdings Inc.	206,195	20,772
DR Horton Inc.	957,917	20,739
Coty Inc. Class A	228,220	3,419
Lennar Corp. Class B	30,883	1,008
		783,390
Consumer Services (11.1%)
* United Continental Holdings Inc.	1,222,915	54,579
AmerisourceBergen Corp. Class A	754,297	49,474
Nielsen Holdings NV	1,059,860	47,302
* Hertz Global Holdings Inc.	1,477,583	39,363
Macy's Inc.	600,551	35,607

*	MGM Resorts International	1,210,725	31,309
	Safeway Inc.	757,483	27,981
	Signet Jewelers Ltd.	264,125	27,960
	H&R Block Inc.	901,972	27,231
*	News Corp. Class A	1,411,020	24,298
	Staples Inc.	2,140,361	24,272
	Best Buy Co. Inc.	910,459	24,045
	Interpublic Group of Cos. Inc.	1,394,790	23,907
	Royal Caribbean Cruises Ltd.	436,593	23,820
	Expedia Inc.	326,228	23,652
	Darden Restaurants Inc.	432,147	21,936
	Advance Auto Parts Inc.	120,121	15,195
	Family Dollar Stores Inc.	159,043	9,226
	Burger King Worldwide Inc.	346,790	9,207
	Dun & Bradstreet Corp.	61,855	6,145
	International Game Technology	405,427	5,700
*,^ Sears Holdings Corp.		91,239	4,358
*	News Corp. Class B	198,909	3,322
	ARAMARK Holdings Corp.	113,674	3,287
			563,176
Financials (23.7%)
	Regions Financial Corp.	4,672,259	51,909
	Hartford Financial Services Group Inc.	1,469,081	51,815
	M&T Bank Corp.	388,558	47,132
	Principal Financial Group Inc.	972,762	44,737
	Lincoln National Corp.	867,976	43,980
	KeyCorp	2,927,395	41,686
	SLM Corp.	1,411,122	34,544
	Annaly Capital Management Inc.	3,104,956	34,061
	CIT Group Inc.	643,087	31,524
	SL Green Realty Corp.	312,652	31,459
	Comerica Inc.	599,340	31,046
	Unum Group	854,024	30,156
	Realty Income Corp.	722,946	29,540
	Western Union Co.	1,803,669	29,508
*	Genworth Financial Inc. Class A	1,629,272	28,887
	XL Group plc Class A	907,971	28,374
	Kimco Realty Corp.	1,280,424	28,016
	Huntington Bancshares Inc.	2,762,014	27,537
	Equifax Inc.	401,431	27,309
	Fidelity National Financial Inc. Class A	863,455	27,147
*	Markel Corp.	43,704	26,052
	American Capital Agency Corp.	1,171,484	25,175
	Cincinnati Financial Corp.	511,134	24,872
	Plum Creek Timber Co. Inc.	582,521	24,489
*	Arch Capital Group Ltd.	418,156	24,061
	First Republic Bank	433,874	23,425
	Willis Group Holdings plc	530,029	23,390
	Torchmark Corp.	291,281	22,924
	New York Community Bancorp Inc.	1,381,679	22,204
	UDR Inc.	827,080	21,363
	Everest Re Group Ltd.	124,815	19,103
	Zions Bancorporation	608,582	18,854
	Reinsurance Group of America Inc. Class A	233,059	18,559
	Jones Lang LaSalle Inc.	146,341	17,341
	Legg Mason Inc.	352,921	17,307
	PartnerRe Ltd.	161,596	16,725

ING US Inc.	461,092	16,724
Hudson City Bancorp Inc.	1,565,180	15,386
Axis Capital Holdings Ltd.	331,548	15,201
People's United Financial Inc.	1,021,310	15,187
LPL Financial Holdings Inc.	280,852	14,756
NASDAQ OMX Group Inc.	390,521	14,426
Macerich Co.	231,394	14,423
WR Berkley Corp.	338,600	14,093
* Alleghany Corp.	26,094	10,630
Camden Property Trust	133,435	8,986
Assurant Inc.	117,799	7,652
* Santander Consumer USA Holdings Inc.	286,312	6,894
Brixmor Property Group Inc.	75,723	1,615
		1,202,184
Health Care (7.1%)
* Mylan Inc.	1,226,035	59,867
* Boston Scientific Corp.	4,358,395	58,926
* Henry Schein Inc.	281,063	33,551
* Endo Health Solutions Inc.	467,604	32,101
* CareFusion Corp.	685,463	27,569
* Laboratory Corp. of America Holdings	280,586	27,556
Quest Diagnostics Inc.	474,977	27,511
Universal Health Services Inc. Class B	300,672	24,676
* Hospira Inc.	547,596	23,684
CR Bard Inc.	127,736	18,902
* Hologic Inc.	767,816	16,508
Patterson Cos. Inc.	273,347	11,415
		362,266
Industrials (13.1%)
Fidelity National Information Services Inc.	861,039	46,023
Rockwell Collins Inc.	444,935	35,448
Textron Inc.	827,642	32,518
L-3 Communications Holdings Inc.	254,138	30,026
Towers Watson & Co. Class A	232,006	26,460
* Jacobs Engineering Group Inc.	412,171	26,173
Ball Corp.	462,247	25,336
* Fiserv Inc.	418,519	23,726
Xylem Inc.	607,506	22,125
MeadWestvaco Corp.	574,255	21,615
Sealed Air Corp.	645,904	21,231
Avnet Inc.	455,405	21,190
Xerox Corp.	1,851,324	20,920
Manpowergroup Inc.	261,970	20,651
Hubbell Inc. Class B	171,464	20,553
Fluor Corp.	263,989	20,520
* Crown Holdings Inc.	455,612	20,384
MDU Resources Group Inc.	592,252	20,320
* Arrow Electronics Inc.	329,115	19,536
Joy Global Inc.	329,707	19,123
Cintas Corp.	315,434	18,803
FLIR Systems Inc.	463,835	16,698
Timken Co.	274,952	16,162
Iron Mountain Inc.	567,254	15,639
AGCO Corp.	277,650	15,315
Owens Corning	350,256	15,121
Vulcan Materials Co.	214,980	14,285

	SPX Corp.	132,996	13,075
	KBR Inc.	486,993	12,993
	Allison Transmission Holdings Inc.	353,646	10,588
*	Owens-Illinois Inc.	271,349	9,180
	ADT Corp.	301,367	9,026
	Jabil Circuit Inc.	305,031	5,491
			666,254
Oil & Gas (5.7%)
	Helmerich & Payne Inc.	336,208	36,162
	Murphy Oil Corp.	572,858	36,010
	Cimarex Energy Co.	286,470	34,121
	HollyFrontier Corp.	655,011	31,165
	OGE Energy Corp.	653,808	24,034
	Nabors Industries Ltd.	926,503	22,838
	Tesoro Corp.	433,602	21,936
*	Weatherford International Ltd.	1,141,511	19,817
	Energen Corp.	239,253	19,334
	Denbury Resources Inc.	1,170,950	19,204
	Noble Corp. plc	417,734	13,677
^	Diamond Offshore Drilling Inc.	228,551	11,144
			289,442
Technology (6.8%)
	Western Digital Corp.	738,733	67,831
	Seagate Technology plc	1,028,024	57,734
	SanDisk Corp.	371,083	30,128
	Computer Sciences Corp.	479,251	29,148
	Harris Corp.	351,552	25,720
	Garmin Ltd.	385,184	21,285
	Marvell Technology Group Ltd.	1,294,419	20,387
	LSI Corp.	1,837,994	20,347
*	Juniper Networks Inc.	783,006	20,170
*	Synopsys Inc.	506,856	19,468
	NVIDIA Corp.	889,109	15,924
*	Nuance Communications Inc.	835,349	14,343
			342,485
Telecommunications (0.7%)
	Frontier Communications Corp.	3,290,143	18,754
	Windstream Holdings Inc.	1,962,073	16,167
			34,921
Utilities (9.9%)
	Northeast Utilities	1,038,304	47,243
	DTE Energy Co.	582,917	43,305
	ONEOK Inc.	684,029	40,529
	NiSource Inc.	1,033,441	36,718
	Wisconsin Energy Corp.	743,740	34,621
	NRG Energy Inc.	1,070,546	34,043
	CenterPoint Energy Inc.	1,411,606	33,441
	Ameren Corp.	798,645	32,904
	AES Corp.	2,144,635	30,625
	American Water Works Co. Inc.	587,918	26,692
	CMS Energy Corp.	878,923	25,735
	SCANA Corp.	418,208	21,462
	Alliant Energy Corp.	364,966	20,734
	Pinnacle West Capital Corp.	362,760	19,829
	National Fuel Gas Co.	262,013	18,351
	Pepco Holdings Inc.	824,707	16,890

Integrys Energy Group Inc.			263,157	15,697
TECO Energy Inc.			358,366	6,146
				504,965
Total Common Stocks (Cost $4,044,836)				5,072,056
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.122%		16,887,200	16,887

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 Federal Home Loan Bank Discount Notes	0.077%	6/13/14	400	400
[4,5] Federal Home Loan Bank Discount Notes	0.075%	6/24/14	500	500
				900
Total Temporary Cash Investments (Cost $17,787)				17,787
Total Investments (100.2%) (Cost $4,062,623)				5,089,843
Other Assets and Liabilities-Net (-0.2%)[3]				(10,384)
Net Assets (100%)				5,079,459

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,283,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $9,329,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Mid-Cap Value Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,072,056	—	—
Temporary Cash Investments	16,887	900	—
Futures Contracts—Assets[1]	43	—	—
Total	5,088,986	900	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2014	30	2,797	33
E-mini S&P MidCap 400 Index	June 2014	11	1,512	6
				39

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Mid-Cap Value Index Fund

D. At March 31, 2014, the cost of investment securities for tax purposes was $4,062,623,000. Net unrealized appreciation of investment securities for tax purposes was $1,027,220,000, consisting of unrealized gains of $1,072,418,000 on securities that had risen in value since their purchase and $45,198,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund

Schedule of Investments
As of March 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Basic Materials (4.4%)
	RPM International Inc.	2,301,741	96,305
	Rockwood Holdings Inc.	1,280,081	95,238
	NewMarket Corp.	179,794	70,260
	Allegheny Technologies Inc.	1,772,368	66,783
	Royal Gold Inc.	1,058,242	66,267
	United States Steel Corp.	2,375,610	65,591
	Steel Dynamics Inc.	3,661,517	65,138
	Domtar Corp.	552,399	61,990
	Cytec Industries Inc.	616,686	60,195
	PolyOne Corp.	1,637,852	60,044
	Cabot Corp.	1,001,348	59,140
	Carpenter Technology Corp.	871,202	57,534
	Axiall Corp.	1,208,432	54,283
^	Cliffs Natural Resources Inc.	2,645,788	54,133
	Sensient Technologies Corp.	867,668	48,945
	Compass Minerals International Inc.	578,876	47,769
*	Chemtura Corp.	1,667,811	42,179
	HB Fuller Co.	865,144	41,769
	Minerals Technologies Inc.	595,058	38,417
	Commercial Metals Co.	2,027,491	38,279
	Olin Corp.	1,368,373	37,781
*	KapStone Paper and Packaging Corp.	1,240,835	35,786
	US Silica Holdings Inc.	925,603	35,330
	Worthington Industries Inc.	912,785	34,914
*	Stillwater Mining Co.	2,067,582	30,621
	Balchem Corp.	523,832	27,302
^,* Polypore International Inc.		777,515	26,599
*	SunCoke Energy Inc.	1,144,812	26,147
	Tronox Ltd. Class A	1,024,043	24,341
*	Resolute Forest Products Inc.	1,143,838	22,980
	Globe Specialty Metals Inc.	1,093,258	22,762
*	Cloud Peak Energy Inc.	1,052,517	22,250
*	Platform Specialty Products Corp.	1,163,638	22,167
	Innophos Holdings Inc.	386,290	21,903
*	Clearwater Paper Corp.	343,427	21,523
	Stepan Co.	327,708	21,157
	Kaiser Aluminum Corp.	295,848	21,129
	AMCOL International Corp.	449,749	20,589
*	Ferro Corp.	1,498,801	20,474
	PH Glatfelter Co.	745,755	20,299
*	Calgon Carbon Corp.	928,635	20,272
	OM Group Inc.	553,040	18,372
	Hecla Mining Co.	5,922,273	18,181
	Innospec Inc.	399,755	18,081
	Arch Coal Inc.	3,668,876	17,684
	A Schulman Inc.	475,256	17,233
	Quaker Chemical Corp.	216,807	17,091
*	Coeur Mining Inc.	1,781,873	16,554
*	Alpha Natural Resources Inc.	3,820,724	16,238

^,* AK Steel Holding Corp.		2,244,223	16,203
^,* Intrepid Potash Inc.		981,797	15,179
*	Kraton Performance Polymers Inc.	562,673	14,708
*	RTI International Metals Inc.	528,132	14,671
*	Horsehead Holding Corp.	871,705	14,662
	Koppers Holdings Inc.	338,791	13,968
^,* Molycorp Inc.		2,910,356	13,650
	Deltic Timber Corp.	197,300	12,870
*	LSB Industries Inc.	331,089	12,389
	Haynes International Inc.	214,113	11,562
*	Century Aluminum Co.	843,249	11,139
	Tredegar Corp.	445,768	10,257
	American Vanguard Corp.	422,723	9,152
^	Walter Energy Inc.	1,076,311	8,137
	FutureFuel Corp.	372,682	7,565
*	Rentech Inc.	3,706,066	7,042
^,* Allied Nevada Gold Corp.		1,610,418	6,941
	Kronos Worldwide Inc.	398,501	6,647
	Gold Resource Corp.	786,214	3,758
	NL Industries Inc.	127,281	1,380
			2,077,899
Consumer Goods (7.9%)
	Hanesbrands Inc.	1,719,051	131,473
	Harman International Industries Inc.	1,171,487	124,646
	Snap-on Inc.	1,004,618	114,004
	Goodyear Tire & Rubber Co.	4,287,336	112,028
*	Toll Brothers Inc.	2,760,985	99,119
	Ingredion Inc.	1,287,487	87,652
*	Middleby Corp.	330,541	87,332
*	WhiteWave Foods Co. Class A	2,999,105	85,594
*	Kate Spade & Co.	2,132,766	79,104
	Hillshire Brands Co.	2,115,925	78,839
	Leggett & Platt Inc.	2,400,543	78,354
	Gentex Corp.	2,391,445	75,402
*	Hain Celestial Group Inc.	818,910	74,906
*	Visteon Corp.	836,436	73,974
	Brunswick Corp.	1,599,862	72,458
	Carter's Inc.	880,845	68,398
	Flowers Foods Inc.	3,064,577	65,735
	Tupperware Brands Corp.	783,389	65,617
*	Tenneco Inc.	1,052,966	61,146
	Dana Holding Corp.	2,558,521	59,537
*	Darling International Inc.	2,839,604	56,849
*	Tempur Sealy International Inc.	1,048,075	53,106
*	Zynga Inc. Class A	11,999,647	51,598
	Scotts Miracle-Gro Co. Class A	804,397	49,293
	Thor Industries Inc.	783,161	47,820
	Wolverine World Wide Inc.	1,655,355	47,260
	Pool Corp.	739,079	45,320
*	Deckers Outdoor Corp.	568,421	45,320
*	TreeHouse Foods Inc.	599,664	43,170
	Nu Skin Enterprises Inc. Class A	462,687	38,334
*	Steven Madden Ltd.	1,039,678	37,408
*	Boston Beer Co. Inc. Class A	150,938	36,939
*	Helen of Troy Ltd.	526,903	36,478
*	Take-Two Interactive Software Inc.	1,609,302	35,292
	Lancaster Colony Corp.	353,772	35,172

*	Post Holdings Inc.	619,152	34,128
	Ryland Group Inc.	805,203	32,152
*	Dorman Products Inc.	536,262	31,672
*	Iconix Brand Group Inc.	797,067	31,301
	Herman Miller Inc.	969,677	31,156
	Spectrum Brands Holdings Inc.	364,457	29,047
	Sanderson Farms Inc.	358,965	28,175
	B&G Foods Inc.	927,228	27,919
	Andersons Inc.	463,090	27,433
	Pinnacle Foods Inc.	911,724	27,224
	KB Home	1,567,429	26,631
*	TiVo Inc.	1,980,472	26,202
	Cooper Tire & Rubber Co.	1,072,094	26,052
	HNI Corp.	699,694	25,581
	Snyder's-Lance Inc.	903,668	25,474
*	Meritage Homes Corp.	607,849	25,457
^	Vector Group Ltd.	1,179,366	25,404
*	Skechers U.S.A. Inc. Class A	690,789	25,241
	J&J Snack Foods Corp.	258,448	24,803
	La-Z-Boy Inc.	904,583	24,514
	Dean Foods Co.	1,558,913	24,101
*	Crocs Inc.	1,530,400	23,874
	Steelcase Inc. Class A	1,415,141	23,506
	Interface Inc. Class A	1,092,809	22,457
	Universal Corp.	401,314	22,429
*	Standard Pacific Corp.	2,640,366	21,941
*	American Axle & Manufacturing Holdings Inc.	1,175,981	21,779
*	G-III Apparel Group Ltd.	299,746	21,456
	Schweitzer-Mauduit International Inc.	503,154	21,429
	Drew Industries Inc.	385,955	20,919
	Oxford Industries Inc.	255,291	19,964
	Columbia Sportswear Co.	239,254	19,774
	WD-40 Co.	250,314	19,417
	Jones Group Inc.	1,294,815	19,383
	MDC Holdings Inc.	674,665	19,080
	Fresh Del Monte Produce Inc.	680,343	18,757
*	Pilgrim's Pride Corp.	895,395	18,732
*	Tumi Holdings Inc.	821,107	18,582
^,* iRobot Corp.		451,421	18,531
^,* Eastman Kodak Co.		541,005	18,070
*	Boulder Brands Inc.	991,740	17,474
	Briggs & Stratton Corp.	771,868	17,174
	Titan International Inc.	879,586	16,703
^,* Cooper-Standard Holding Inc.		231,631	16,365
*	Select Comfort Corp.	899,126	16,256
*	Quiksilver Inc.	2,061,670	15,483
	Cal-Maine Foods Inc.	243,946	15,315
	Knoll Inc.	794,128	14,445
	Movado Group Inc.	308,150	14,036
*	Seaboard Corp.	5,114	13,406
*	Taylor Morrison Home Corp. Class A	567,919	13,346
*	Diamond Foods Inc.	371,898	12,990
*	Elizabeth Arden Inc.	436,222	12,873
*	ACCO Brands Corp.	1,965,476	12,107
*	Modine Manufacturing Co.	822,291	12,047
*	Annie's Inc.	293,866	11,810
	Ethan Allen Interiors Inc.	449,885	11,450

	Inter Parfums Inc.	292,816	10,603
*	Blount International Inc.	853,109	10,152
	Tootsie Roll Industries Inc.	332,734	9,962
*	Federal-Mogul Corp.	518,635	9,704
*	Chiquita Brands International Inc.	768,949	9,573
^,* Vera Bradley Inc.		350,926	9,472
^,* Hovnanian Enterprises Inc. Class A		1,942,834	9,190
*	USANA Health Sciences Inc.	119,971	9,039
	Superior Industries International Inc.	421,722	8,641
*	RealD Inc.	720,249	8,045
*	LeapFrog Enterprises Inc.	1,006,463	7,548
	National Presto Industries Inc.	88,952	6,942
*	DTS Inc.	309,374	6,113
*	Vince Holding Corp.	189,083	4,984
*	Revlon Inc. Class A	180,085	4,601
*	Central Garden and Pet Co. Class A	549,882	4,548
*	National Beverage Corp.	200,108	3,904
*	Fuel Systems Solutions Inc.	112,496	1,210
*	Central Garden and Pet Co.	146,003	1,187
*	Jarden Corp.	777	47
			3,703,169
Consumer Services (13.1%)
	Foot Locker Inc.	2,536,094	119,146
	Alaska Air Group Inc.	1,187,179	110,776
	Gannett Co. Inc.	3,929,559	108,456
*	Rite Aid Corp.	16,704,335	104,736
	Omnicare Inc.	1,724,570	102,905
	Dick's Sporting Goods Inc.	1,743,674	95,222
	Dunkin' Brands Group Inc.	1,839,326	92,297
*	Avis Budget Group Inc.	1,848,355	90,015
*	Pandora Media Inc.	2,900,253	87,936
	GameStop Corp. Class A	2,001,635	82,267
*	Panera Bread Co. Class A	455,386	80,362
*	Sally Beauty Holdings Inc.	2,812,933	77,074
*	Yelp Inc. Class A	980,513	75,431
*	Spirit Airlines Inc.	1,256,021	74,608
	Domino's Pizza Inc.	963,313	74,146
	KAR Auction Services Inc.	2,405,309	73,001
*	AMC Networks Inc. Class A	998,563	72,985
	GNC Holdings Inc. Class A	1,627,469	71,641
*	Copart Inc.	1,957,934	71,249
*	Lamar Advertising Co. Class A	1,386,621	70,704
	Service Corp. International	3,487,112	69,324
	Brinker International Inc.	1,160,412	60,864
*	Apollo Education Group Inc.	1,745,414	59,763
	Cablevision Systems Corp. Class A	3,505,486	59,138
*	Madison Square Garden Co. Class A	1,040,071	59,055
*	United Natural Foods Inc.	814,598	57,771
	Graham Holdings Co. Class B	75,220	52,936
*	Live Nation Entertainment Inc.	2,420,873	52,654
	Cinemark Holdings Inc.	1,794,784	52,067
	Sotheby's	1,195,185	52,050
*	Cabela's Inc.	793,852	52,005
	DSW Inc. Class A	1,434,322	51,435
	Abercrombie & Fitch Co.	1,320,405	50,836
*	Starz	1,554,552	50,181
	Six Flags Entertainment Corp.	1,229,999	49,384

*	Buffalo Wild Wings Inc.	325,125	48,411
*	Acxiom Corp.	1,320,056	45,403
	Casey's General Stores Inc.	665,137	44,957
*	Bally Technologies Inc.	675,989	44,798
*	VCA Antech Inc.	1,372,744	44,244
	Vail Resorts Inc.	624,417	43,522
	Wendy's Co.	4,746,238	43,286
*	Jack in the Box Inc.	724,177	42,683
*	Lumber Liquidators Holdings Inc.	451,241	42,326
*	HomeAway Inc.	1,117,960	42,114
*	Restoration Hardware Holdings Inc.	571,592	42,063
	John Wiley & Sons Inc. Class A	726,688	41,886
	Chico's FAS Inc.	2,607,220	41,794
	Dillard's Inc. Class A	448,456	41,437
^,* JC Penney Co. Inc.		4,738,339	40,844
	Cracker Barrel Old Country Store Inc.	411,751	40,039
	New York Times Co. Class A	2,323,005	39,770
	CST Brands Inc.	1,241,297	38,778
*	Ascena Retail Group Inc.	2,231,037	38,552
	Men's Wearhouse Inc.	779,325	38,171
	Cheesecake Factory Inc.	801,075	38,155
*	JetBlue Airways Corp.	4,343,029	37,741
^,* Dolby Laboratories Inc. Class A		838,239	37,302
*	Grand Canyon Education Inc.	795,923	37,170
	DeVry Education Group Inc.	875,965	37,132
*	Big Lots Inc.	958,598	36,302
^,* SolarCity Corp.		574,723	35,989
	Aaron's Inc.	1,181,865	35,740
	American Eagle Outfitters Inc.	2,832,249	34,667
	Rollins Inc.	1,136,154	34,357
*	Office Depot Inc.	8,280,149	34,197
	Sinclair Broadcast Group Inc. Class A	1,244,448	33,712
	Hillenbrand Inc.	1,035,256	33,470
*	Caesars Acquisition Co. Class A	2,346,621	33,345
*	Beacon Roofing Supply Inc.	851,289	32,911
	HSN Inc.	550,921	32,906
*	Groupon Inc. Class A	4,118,390	32,288
	Dun & Bradstreet Corp.	324,930	32,282
	Lions Gate Entertainment Corp.	1,192,804	31,884
*	Five Below Inc.	748,898	31,813
	SeaWorld Entertainment Inc.	1,047,949	31,679
	PriceSmart Inc.	313,528	31,644
*	Life Time Fitness Inc.	655,118	31,511
*	ANN Inc.	753,990	31,275
*	Murphy USA Inc.	767,500	31,153
*	Conversant Inc.	1,105,953	31,133
*	Jos A Bank Clothiers Inc.	483,722	31,103
	Guess? Inc.	1,100,301	30,368
	Pier 1 Imports Inc.	1,598,293	30,176
	Penske Automotive Group Inc.	701,934	30,015
	International Game Technology	2,131,853	29,974
*	DreamWorks Animation SKG Inc. Class A	1,127,188	29,927
*	Asbury Automotive Group Inc.	533,085	29,485
	Monro Muffler Brake Inc.	516,382	29,372
	Meredith Corp.	628,771	29,194
*	Genesco Inc.	391,330	29,181
	Allegiant Travel Co. Class A	257,117	28,779

*	Bloomin' Brands Inc.	1,187,515	28,619
	Texas Roadhouse Inc. Class A	1,088,412	28,386
	Papa John's International Inc.	542,965	28,294
*	OpenTable Inc.	364,831	28,066
*	WebMD Health Corp.	668,594	27,680
	Morningstar Inc.	347,704	27,476
*	Shutterfly Inc.	627,894	26,798
^	Chemed Corp.	291,090	26,038
	Regal Entertainment Group Class A	1,373,923	25,665
	Lithia Motors Inc. Class A	383,532	25,490
*	Marriott Vacations Worldwide Corp.	450,762	25,202
*	Vitamin Shoppe Inc.	528,400	25,110
	Group 1 Automotive Inc.	377,149	24,764
*	SUPERVALU Inc.	3,590,393	24,558
	AMERCO	101,662	23,598
*	Hibbett Sports Inc.	446,209	23,595
	Choice Hotels International Inc.	506,697	23,308
	Rent-A-Center Inc.	866,568	23,051
*	Pinnacle Entertainment Inc.	971,961	23,035
	Finish Line Inc. Class A	847,788	22,967
^	Buckle Inc.	501,201	22,955
*	Fresh Market Inc.	667,325	22,422
*	Orient-Express Hotels Ltd. Class A	1,523,791	21,958
*	Express Inc.	1,378,382	21,889
	DineEquity Inc.	279,864	21,849
	Churchill Downs Inc.	232,680	21,244
*	Sonic Corp.	927,386	21,135
	Bob Evans Farms Inc.	405,400	20,282
*	Krispy Kreme Doughnuts Inc.	1,140,297	20,217
*	Bright Horizons Family Solutions Inc.	497,202	19,446
	Brown Shoe Co. Inc.	708,944	18,815
*	comScore Inc.	567,449	18,607
*	Susser Holdings Corp.	296,544	18,525
	Matthews International Corp. Class A	448,698	18,311
*	Caesars Entertainment Corp.	962,160	18,291
	Children's Place Retail Stores Inc.	365,747	18,218
^,* Media General Inc.		985,631	18,106
*	Boyd Gaming Corp.	1,304,441	17,219
*	Ascent Capital Group Inc. Class A	224,870	16,989
^,* Conn's Inc.		435,488	16,919
	Interval Leisure Group Inc.	645,338	16,869
*	Popeyes Louisiana Kitchen Inc.	411,638	16,729
*	Bankrate Inc.	966,620	16,375
*	Rush Enterprises Inc. Class A	494,669	16,067
	International Speedway Corp. Class A	458,496	15,584
	Scholastic Corp.	442,985	15,274
	National CineMedia Inc.	1,007,886	15,118
*	Penn National Gaming Inc.	1,215,225	14,972
*	Barnes & Noble Inc.	672,705	14,060
*	BJ's Restaurants Inc.	416,578	13,626
	Sonic Automotive Inc. Class A	594,427	13,363
*	Constant Contact Inc.	540,889	13,230
*	Francesca's Holdings Corp.	726,183	13,173
	Cato Corp. Class A	475,652	12,862
*	K12 Inc.	563,901	12,772
	Stage Stores Inc.	512,503	12,531
*	Biglari Holdings Inc.	25,277	12,322

*	Scientific Games Corp. Class A	883,523	12,131
^,* Liquidity Services Inc.		446,473	11,631
*	ITT Educational Services Inc.	403,995	11,587
	Capella Education Co.	181,607	11,468
^,* Mattress Firm Holding Corp.		234,395	11,211
*	Pep Boys-Manny Moe & Jack	873,154	11,106
^,* Noodles & Co. Class A		281,133	11,096
*	RetailMeNot Inc.	343,568	10,994
	Fred's Inc. Class A	604,191	10,881
	SkyWest Inc.	843,609	10,764
	Regis Corp.	783,970	10,740
*	Steiner Leisure Ltd.	228,236	10,556
^,* Clean Energy Fuels Corp.		1,164,773	10,413
*	FTD Cos. Inc.	321,254	10,219
^	Weight Watchers International Inc.	487,699	10,017
*	Diamond Resorts International Inc.	585,327	9,921
*	American Public Education Inc.	274,305	9,623
*	Zumiez Inc.	392,559	9,516
	Nexstar Broadcasting Group Inc. Class A	251,273	9,428
	Weis Markets Inc.	185,326	9,127
^,* Angie's List Inc.		707,875	8,622
*	AMC Entertainment Holdings Inc.	353,055	8,562
*	Strayer Education Inc.	177,350	8,234
	Harte-Hanks Inc.	914,366	8,083
*	Blue Nile Inc.	219,584	7,641
*	Burlington Stores Inc.	253,263	7,476
	World Wrestling Entertainment Inc. Class A	256,861	7,418
*	Houghton Mifflin Harcourt Co.	362,142	7,362
^,* Container Store Group Inc.		206,056	6,996
^,* Tile Shop Holdings Inc.		440,536	6,806
*	Cumulus Media Inc. Class A	975,774	6,743
	Clear Channel Outdoor Holdings Inc. Class A	723,552	6,592
*	New Media Investment Group Inc.	436,375	6,554
	ClubCorp Holdings Inc.	329,107	6,220
*	Aeropostale Inc.	1,214,988	6,099
*	Ruby Tuesday Inc.	950,740	5,334
*	Sears Hometown and Outlet Stores Inc.	196,895	4,657
*	Rush Enterprises Inc. Class B	147,211	4,154
	Speedway Motorsports Inc.	213,523	3,999
*	Bridgepoint Education Inc.	266,874	3,974
*	Demand Media Inc.	774,632	3,757
^,* RadioShack Corp.		1,639,578	3,476
*	QuinStreet Inc.	489,412	3,250
*	RealNetworks Inc.	400,587	3,036
*	Travelzoo Inc.	128,860	2,951
^,* SFX Entertainment Inc.		382,981	2,700
^,* Fairway Group Holdings Corp.		323,000	2,468
^,* Potbelly Corp.		125,292	2,239
^,* hhgregg Inc.		228,226	2,193
*	ReachLocal Inc.	173,574	1,710
*	Education Management Corp.	325,742	1,586
*	Coupons.com Inc.	14,200	350
*	American Airlines Group Inc.	975	36
*	Avid Technology Inc.	130	1
			6,142,562
Financials (23.3%)
*	E*TRADE Financial Corp.	4,982,221	114,691

Arthur J Gallagher & Co.	2,313,230	110,063
WP Carey Inc.	1,710,920	102,775
Waddell & Reed Financial Inc. Class A	1,393,340	102,578
* SVB Financial Group	792,711	102,085
Duke Realty Corp.	5,652,174	95,409
* Signature Bank	758,106	95,211
Liberty Property Trust	2,541,508	93,934
Extra Space Storage Inc.	1,901,409	92,237
NorthStar Realty Finance Corp.	5,643,755	91,090
East West Bancorp Inc.	2,475,132	90,342
Mid-America Apartment Communities Inc.	1,295,779	88,463
CBOE Holdings Inc.	1,494,790	84,605
BRE Properties Inc.	1,336,103	83,881
Kilroy Realty Corp.	1,419,451	83,151
* Howard Hughes Corp.	580,295	82,814
DDR Corp.	4,965,690	81,835
Regency Centers Corp.	1,595,796	81,481
Starwood Property Trust Inc.	3,379,119	79,713
HCC Insurance Holdings Inc.	1,724,903	78,466
Eaton Vance Corp.	2,008,721	76,653
Apartment Investment & Management Co. Class A	2,525,095	76,308
American Financial Group Inc.	1,315,695	75,929
* Liberty Ventures Class A	580,992	75,721
Hospitality Properties Trust	2,585,868	74,266
Taubman Centers Inc.	1,036,551	73,377
Cullen/Frost Bankers Inc.	945,074	73,272
Senior Housing Properties Trust	3,252,259	73,078
National Retail Properties Inc.	2,108,455	72,362
Omega Healthcare Investors Inc.	2,147,003	71,968
Prosperity Bancshares Inc.	1,087,272	71,923
Assured Guaranty Ltd.	2,835,770	71,802
Protective Life Corp.	1,358,483	71,443
CNO Financial Group Inc.	3,808,229	68,929
BioMed Realty Trust Inc.	3,328,181	68,194
American Campus Communities Inc.	1,810,989	67,640
Spirit Realty Capital Inc.	6,090,395	66,873
RenaissanceRe Holdings Ltd.	684,112	66,769
Old Republic International Corp.	4,051,505	66,445
Brown & Brown Inc.	2,136,492	65,719
Commerce Bancshares Inc.	1,409,717	65,439
Two Harbors Investment Corp.	6,326,285	64,844
Douglas Emmett Inc.	2,351,002	63,806
City National Corp.	803,339	63,239
Corrections Corp. of America	2,004,041	62,767
Highwoods Properties Inc.	1,554,187	59,696
FirstMerit Corp.	2,852,543	59,418
Home Properties Inc.	986,433	59,304
Columbia Property Trust Inc.	2,157,900	58,803
BankUnited Inc.	1,667,353	57,974
Validus Holdings Ltd.	1,532,919	57,806
First Niagara Financial Group Inc.	6,116,446	57,800
Weingarten Realty Investors	1,896,923	56,908
* Forest City Enterprises Inc. Class A	2,950,799	56,360
Allied World Assurance Co. Holdings AG	545,806	56,322
LaSalle Hotel Properties	1,797,184	56,270
* Alleghany Corp.	137,181	55,885
Gaming and Leisure Properties Inc.	1,530,173	55,790

Equity Lifestyle Properties Inc.	1,368,144	55,615
Retail Properties of America Inc.	4,083,996	55,297
Tanger Factory Outlet Centers Inc.	1,567,068	54,847
Chimera Investment Corp.	17,759,686	54,345
Synovus Financial Corp.	15,965,780	54,124
RLJ Lodging Trust	2,018,233	53,968
CommonWealth REIT	2,046,375	53,820
Hancock Holding Co.	1,456,109	53,366
* Stifel Financial Corp.	1,070,655	53,276
* Popular Inc.	1,698,081	52,624
American Homes 4 Rent Class A	3,035,132	50,717
StanCorp Financial Group Inc.	755,530	50,469
First Horizon National Corp.	4,085,123	50,410
Associated Banc-Corp	2,783,880	50,277
* Portfolio Recovery Associates Inc.	862,431	49,900
* MGIC Investment Corp.	5,842,319	49,777
^ Federated Investors Inc. Class B	1,628,972	49,749
CBL & Associates Properties Inc.	2,795,640	49,623
MFA Financial Inc.	6,336,630	49,109
EPR Properties	914,742	48,838
Webster Financial Corp.	1,561,927	48,513
* Texas Capital Bancshares Inc.	738,945	47,987
CapitalSource Inc.	3,232,430	47,161
Healthcare Trust of America Inc. Class A	4,101,164	46,712
Bank of Hawaii Corp.	769,804	46,658
Hanover Insurance Group Inc.	758,436	46,598
ProAssurance Corp.	1,045,486	46,556
First American Financial Corp.	1,742,821	46,272
Post Properties Inc.	938,960	46,103
Piedmont Office Realty Trust Inc. Class A	2,666,550	45,731
UMB Financial Corp.	703,652	45,526
Radian Group Inc.	2,992,391	44,976
Financial Engines Inc.	881,591	44,767
Primerica Inc.	950,007	44,755
Aspen Insurance Holdings Ltd.	1,125,821	44,695
DCT Industrial Trust Inc.	5,604,356	44,162
Sunstone Hotel Investors Inc.	3,160,388	43,392
TCF Financial Corp.	2,573,864	42,881
White Mountains Insurance Group Ltd.	69,435	41,654
Fulton Financial Corp.	3,307,636	41,610
Washington Federal Inc.	1,768,234	41,200
Corporate Office Properties Trust	1,511,099	40,256
Assurant Inc.	619,101	40,217
* Zillow Inc. Class A	456,429	40,211
Geo Group Inc.	1,246,107	40,174
Healthcare Realty Trust Inc.	1,659,071	40,067
DiamondRock Hospitality Co.	3,378,325	39,695
CubeSmart	2,303,465	39,527
American National Insurance Co.	348,398	39,386
Sovran Self Storage Inc.	535,002	39,296
Endurance Specialty Holdings Ltd.	728,695	39,226
Brandywine Realty Trust	2,708,903	39,171
Bank of the Ozarks Inc.	573,840	39,056
Wintrust Financial Corp.	798,618	38,861
FNB Corp.	2,863,459	38,370
Medical Properties Trust Inc.	2,942,439	37,634
Cousins Properties Inc.	3,258,290	37,373

Pebblebrook Hotel Trust	1,104,460	37,298
BancorpSouth Inc.	1,486,803	37,111
Susquehanna Bancshares Inc.	3,239,885	36,902
MarketAxess Holdings Inc.	620,508	36,746
Umpqua Holdings Corp.	1,939,228	36,147
PrivateBancorp Inc.	1,184,283	36,132
Glacier Bancorp Inc.	1,222,002	35,524
Colony Financial Inc.	1,596,249	35,038
Invesco Mortgage Capital Inc.	2,127,092	35,033
First Industrial Realty Trust Inc.	1,806,158	34,895
* MBIA Inc.	2,492,145	34,865
^ Lexington Realty Trust	3,169,485	34,579
Iberiabank Corp.	491,297	34,464
* Strategic Hotels & Resorts Inc.	3,375,488	34,396
Valley National Bancorp	3,287,686	34,225
Alexander & Baldwin Inc.	799,199	34,014
* Altisource Portfolio Solutions SA	273,772	33,307
Home BancShares Inc.	956,835	32,934
United Bankshares Inc.	1,069,686	32,754
First Financial Bankshares Inc.	525,781	32,488
Symetra Financial Corp.	1,627,241	32,252
Chambers Street Properties	4,087,355	31,759
EastGroup Properties Inc.	502,884	31,636
^ Ryman Hospitality Properties Inc.	742,340	31,564
* Western Alliance Bancorp	1,279,990	31,488
Hatteras Financial Corp.	1,669,809	31,476
Cathay General Bancorp	1,238,002	31,185
Erie Indemnity Co. Class A	441,165	30,776
* Altisource Asset Management Corp.	28,625	30,762
Sun Communities Inc.	662,876	29,889
Evercore Partners Inc. Class A	539,749	29,821
RLI Corp.	668,629	29,580
Artisan Partners Asset Management Inc. Class A	458,449	29,455
MB Financial Inc.	950,003	29,412
National Health Investors Inc.	485,529	29,355
EverBank Financial Corp.	1,484,402	29,287
Platinum Underwriters Holdings Ltd.	485,900	29,203
Redwood Trust Inc.	1,426,521	28,930
Janus Capital Group Inc.	2,641,558	28,714
Mack-Cali Realty Corp.	1,378,074	28,650
Newcastle Investment Corp.	6,074,193	28,549
Capitol Federal Financial Inc.	2,258,135	28,340
New Residential Investment Corp.	4,375,790	28,311
PacWest Bancorp	656,572	28,239
Kemper Corp.	719,598	28,187
Trustmark Corp.	1,106,941	28,061
American Equity Investment Life Holding Co.	1,179,056	27,849
* Hilltop Holdings Inc.	1,168,944	27,809
Washington REIT	1,151,102	27,488
DuPont Fabros Technology Inc.	1,134,815	27,315
* Virtus Investment Partners Inc.	157,447	27,265
PS Business Parks Inc.	324,873	27,166
Potlatch Corp.	700,661	27,109
Kennedy-Wilson Holdings Inc.	1,188,533	26,754
Home Loan Servicing Solutions Ltd.	1,227,387	26,512
PennyMac Mortgage Investment Trust	1,107,963	26,480
CVB Financial Corp.	1,644,432	26,146

	Community Bank System Inc.	665,336	25,961
	Old National Bancorp	1,727,143	25,752
	Acadia Realty Trust	966,238	25,489
	ARMOUR Residential REIT Inc.	6,180,799	25,465
	Equity One Inc.	1,135,686	25,371
	Columbia Banking System Inc.	886,340	25,278
	Glimcher Realty Trust	2,507,442	25,150
	First Financial Holdings Inc.	395,832	24,787
	BOK Financial Corp.	357,322	24,673
*	Ambac Financial Group Inc.	777,830	24,136
	Greenhill & Co. Inc.	464,131	24,126
*	WisdomTree Investments Inc.	1,834,787	24,072
*	First Cash Financial Services Inc.	475,312	23,984
	Government Properties Income Trust	945,832	23,835
	Westamerica Bancorporation	433,613	23,450
	Investors Bancorp Inc.	844,557	23,344
	International Bancshares Corp.	929,297	23,307
	CYS Investments Inc.	2,793,874	23,077
	Hudson Pacific Properties Inc.	984,727	22,718
	LTC Properties Inc.	601,520	22,635
	BBCN Bancorp Inc.	1,304,347	22,357
	Chesapeake Lodging Trust	864,798	22,251
	Parkway Properties Inc.	1,198,427	21,871
	Pinnacle Financial Partners Inc.	580,178	21,751
	Northwest Bancshares Inc.	1,468,373	21,438
	Selective Insurance Group Inc.	919,076	21,433
	Mercury General Corp.	475,105	21,418
	First Citizens BancShares Inc. Class A	88,927	21,409
	National Penn Bancshares Inc.	2,044,054	21,360
	First Midwest Bancorp Inc.	1,235,878	21,109
	Argo Group International Holdings Ltd.	458,130	21,028
	Capstead Mortgage Corp.	1,655,167	20,954
	Montpelier Re Holdings Ltd.	699,354	20,813
	Horace Mann Educators Corp.	700,950	20,328
	Pennsylvania REIT	1,123,282	20,275
	Astoria Financial Corp.	1,458,331	20,154
	American Assets Trust Inc.	592,312	19,985
	Sterling Financial Corp.	593,032	19,766
	Empire State Realty Trust Inc.	1,306,544	19,742
	BGC Partners Inc. Class A	3,014,442	19,714
*	Enstar Group Ltd.	144,217	19,658
	Franklin Street Properties Corp.	1,557,702	19,627
	Education Realty Trust Inc.	1,987,809	19,620
*	iStar Financial Inc.	1,320,167	19,486
	HFF Inc. Class A	579,457	19,476
^	AmTrust Financial Services Inc.	517,397	19,459
	Interactive Brokers Group Inc.	897,588	19,451
*	Starwood Waypoint Residential Trust	674,988	19,433
	Hersha Hospitality Trust Class A	3,329,122	19,409
*	Encore Capital Group Inc.	418,428	19,122
	Ramco-Gershenson Properties Trust	1,155,077	18,828
	STAG Industrial Inc.	779,569	18,788
	Sabra Health Care REIT Inc.	672,958	18,769
^,* Walter Investment Management Corp.		613,885	18,312
	ViewPoint Financial Group Inc.	621,338	17,926
	Cash America International Inc.	461,783	17,880
	Retail Opportunity Investments Corp.	1,193,687	17,834

	Boston Private Financial Holdings Inc.	1,313,184	17,767
	NBT Bancorp Inc.	720,106	17,614
	FelCor Lodging Trust Inc.	1,931,733	17,463
	Provident Financial Services Inc.	932,075	17,122
	First Financial Bancorp	944,255	16,978
^,* St. Joe Co.		877,360	16,889
	Chemical Financial Corp.	515,204	16,718
	American Capital Mortgage Investment Corp.	887,595	16,660
	Investors Real Estate Trust	1,848,033	16,595
*	Greenlight Capital Re Ltd. Class A	505,736	16,588
*	TFS Financial Corp.	1,323,859	16,456
	Nelnet Inc. Class A	391,847	16,027
	Associated Estates Realty Corp.	945,250	16,013
*	KCG Holdings Inc. Class A	1,303,597	15,552
	Inland Real Estate Corp.	1,465,433	15,460
	NRG Yield Inc. Class A	389,073	15,380
	Independent Bank Corp.	390,477	15,373
	Park National Corp.	199,562	15,344
	WesBanco Inc.	477,328	15,193
	Ashford Hospitality Trust Inc.	1,322,822	14,908
	Altisource Residential Corp.	466,387	14,719
	First Commonwealth Financial Corp.	1,628,167	14,719
	Select Income REIT	473,681	14,338
*	Credit Acceptance Corp.	99,121	14,090
*	Harbinger Group Inc.	1,129,822	13,818
	National Bank Holdings Corp. Class A	681,851	13,685
	OFG Bancorp	789,469	13,571
	Banner Corp.	320,534	13,209
	Safety Insurance Group Inc.	239,289	12,886
	Alexander's Inc.	35,299	12,743
	Infinity Property & Casualty Corp.	188,275	12,733
^,* Nationstar Mortgage Holdings Inc.		390,360	12,671
	First Potomac Realty Trust	965,111	12,469
^	Cohen & Steers Inc.	305,908	12,190
*	Capital Bank Financial Corp.	485,404	12,189
*	Piper Jaffray Cos.	265,614	12,165
*	Investment Technology Group Inc.	595,818	12,036
*	Navigators Group Inc.	195,661	12,012
	Resource Capital Corp.	2,108,493	11,744
	Anworth Mortgage Asset Corp.	2,359,941	11,705
	City Holding Co.	257,498	11,551
	S&T Bancorp Inc.	486,453	11,529
	Brookline Bancorp Inc.	1,219,735	11,490
	Rouse Properties Inc.	648,736	11,184
	Central Pacific Financial Corp.	545,823	11,026
	Maiden Holdings Ltd.	878,750	10,967
	Employers Holdings Inc.	541,148	10,947
*	World Acceptance Corp.	141,763	10,644
	Berkshire Hills Bancorp Inc.	410,952	10,635
	Oritani Financial Corp.	671,449	10,616
*	PICO Holdings Inc.	392,692	10,206
*	Forestar Group Inc.	570,569	10,156
*	Springleaf Holdings Inc.	396,910	9,982
	Silver Bay Realty Trust Corp.	633,652	9,834
*	First BanCorp	1,789,634	9,736
	FXCM Inc. Class A	656,187	9,692
*	Tejon Ranch Co.	284,497	9,625

*	Green Dot Corp. Class A	489,105	9,552
^,* Trulia Inc.		286,386	9,508
*	Ladder Capital Corp. Class A	502,608	9,489
	National Western Life Insurance Co. Class A	38,476	9,407
	Tompkins Financial Corp.	191,190	9,361
	United Fire Group Inc.	306,081	9,290
	State Bank Financial Corp.	524,895	9,285
	Saul Centers Inc.	194,258	9,200
*	Ezcorp Inc. Class A	844,047	9,107
*	MoneyGram International Inc.	513,887	9,070
	Dime Community Bancshares Inc.	507,630	8,620
	AG Mortgage Investment Trust Inc.	490,544	8,589
	Universal Health Realty Income Trust	199,094	8,410
	Getty Realty Corp.	430,783	8,137
*	Flagstar Bancorp Inc.	338,344	7,518
	FBL Financial Group Inc. Class A	170,431	7,383
*	Beneficial Mutual Bancorp Inc.	536,623	7,078
	Urstadt Biddle Properties Inc. Class A	325,360	6,722
	Aviv REIT Inc.	259,544	6,346
*	PennyMac Financial Services Inc. Class A	374,320	6,229
	GAMCO Investors Inc.	80,147	6,223
	BancFirst Corp.	105,448	5,972
	OneBeacon Insurance Group Ltd. Class A	385,269	5,956
	Ashford Hospitality Prime Inc.	373,582	5,649
*	DFC Global Corp.	630,261	5,565
	State Auto Financial Corp.	245,424	5,230
*	NewStar Financial Inc.	376,872	5,223
^,* Blackhawk Network Holdings Inc.		210,724	5,140
*	TESARO Inc.	169,958	5,010
*	Walker & Dunlop Inc.	301,920	4,936
	Meadowbrook Insurance Group Inc.	815,050	4,752
	Fidelity & Guaranty Life	200,647	4,735
	GFI Group Inc.	1,269,558	4,507
	Northfield Bancorp Inc.	348,646	4,484
*	Kearny Financial Corp.	227,804	3,367
	Urstadt Biddle Properties Inc.	60,433	1,071
	American Realty Capital Properties Inc.	13,853	194
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	37,571	137
*	Genworth Financial Inc. Class A	2,607	46
	Fidelity National Financial Inc. Class A	1,460	46
	Tower Group International Ltd.	317	1
			10,961,133
Health Care (9.6%)
	Cooper Cos. Inc.	827,192	113,623
*	Alkermes plc	2,491,945	109,870
*	MEDNAX Inc.	1,750,241	108,480
*	Salix Pharmaceuticals Ltd.	1,039,913	107,745
*	Covance Inc.	978,906	101,708
*	Cubist Pharmaceuticals Inc.	1,292,734	94,563
*	Isis Pharmaceuticals Inc.	2,026,833	87,579
*	Medivation Inc.	1,319,327	84,925
*	Seattle Genetics Inc.	1,700,456	77,473
	Teleflex Inc.	712,447	76,403
*	United Therapeutics Corp.	785,147	73,827
*	Community Health Systems Inc.	1,862,559	72,956
*	Tenet Healthcare Corp.	1,676,322	71,763
*	Sirona Dental Systems Inc.	955,488	71,346

*	Jazz Pharmaceuticals plc	476,904	66,137
^	Questcor Pharmaceuticals Inc.	994,784	64,591
*	Mallinckrodt plc	1,008,565	63,953
*	Align Technology Inc.	1,197,074	61,996
*	Cepheid Inc.	1,199,788	61,885
*	Centene Corp.	946,010	58,889
*	Brookdale Senior Living Inc. Class A	1,719,441	57,618
*	InterMune Inc.	1,680,236	56,238
	Techne Corp.	637,833	54,452
*	Team Health Holdings Inc.	1,210,525	54,171
*	PAREXEL International Corp.	978,278	52,915
*	DexCom Inc.	1,258,403	52,048
*	Alnylam Pharmaceuticals Inc.	773,267	51,917
	HealthSouth Corp.	1,444,892	51,915
	West Pharmaceutical Services Inc.	1,154,953	50,876
*	Charles River Laboratories International Inc.	823,705	49,702
	STERIS Corp.	1,018,534	48,635
*	WellCare Health Plans Inc.	756,582	48,058
*	NPS Pharmaceuticals Inc.	1,599,048	47,860
*	Health Net Inc.	1,382,834	47,030
*	Alere Inc.	1,354,616	46,531
*	Puma Biotechnology Inc.	442,468	46,079
*	Insulet Corp.	951,666	45,128
*	Bio-Rad Laboratories Inc. Class A	346,790	44,431
^,* Myriad Genetics Inc.		1,261,294	43,124
*	LifePoint Hospitals Inc.	771,944	42,110
^,* Theravance Inc.		1,354,767	41,916
*	Bruker Corp.	1,738,133	39,612
*	Pacira Pharmaceuticals Inc.	553,548	38,743
	Hill-Rom Holdings Inc.	993,048	38,272
	Owens & Minor Inc.	1,090,554	38,202
*	Thoratec Corp.	981,333	35,142
	Healthcare Services Group Inc.	1,151,204	33,454
^,* OPKO Health Inc.		3,568,331	33,257
*	ACADIA Pharmaceuticals Inc.	1,351,503	32,882
*	Air Methods Corp.	608,369	32,505
*	Medicines Co.	1,117,859	31,770
*	NuVasive Inc.	793,807	30,490
*	Impax Laboratories Inc.	1,145,171	30,255
*	Haemonetics Corp.	896,819	29,227
*	HMS Holdings Corp.	1,511,997	28,804
*	Cyberonics Inc.	440,590	28,749
*	Globus Medical Inc.	1,074,457	28,570
*	Magellan Health Services Inc.	474,985	28,190
*	Acadia Healthcare Co. Inc.	611,665	27,598
*	Akorn Inc.	1,251,749	27,538
*	Celldex Therapeutics Inc.	1,542,594	27,258
*	Acorda Therapeutics Inc.	714,061	27,070
*	Neogen Corp.	600,960	27,013
*	Wright Medical Group Inc.	856,354	26,607
*	Nektar Therapeutics	2,188,877	26,529
*	Clovis Oncology Inc.	380,842	26,381
*	HeartWare International Inc.	278,416	26,110
*	Synageva BioPharma Corp.	313,154	25,982
*	Amsurg Corp. Class A	533,417	25,113
*	Ironwood Pharmaceuticals Inc. Class A	2,020,113	24,888
*	Prestige Brands Holdings Inc.	895,295	24,397

*	Masimo Corp.	882,063	24,089
^,* Arena Pharmaceuticals Inc.		3,789,508	23,874
*	Auxilium Pharmaceuticals Inc.	859,807	23,370
*	ARIAD Pharmaceuticals Inc.	2,898,234	23,360
^	PDL BioPharma Inc.	2,771,351	23,030
*	Emeritus Corp.	713,603	22,436
*	ImmunoGen Inc.	1,480,758	22,108
*	Halozyme Therapeutics Inc.	1,714,607	21,776
*	Aegerion Pharmaceuticals Inc.	457,558	21,103
	Kindred Healthcare Inc.	888,522	20,809
	CONMED Corp.	470,267	20,433
	Select Medical Holdings Corp.	1,579,054	19,659
*	Molina Healthcare Inc.	516,523	19,401
*	Integra LifeSciences Holdings Corp.	420,212	19,326
	Cantel Medical Corp.	571,019	19,255
*	Hanger Inc.	570,934	19,229
*	ArthroCare Corp.	395,018	19,036
*	Volcano Corp.	897,438	17,689
	Analogic Corp.	214,941	17,649
^,* Exact Sciences Corp.		1,230,625	17,438
*	ABIOMED Inc.	619,354	16,128
^,* MannKind Corp.		3,911,527	15,724
*	Intrexon Corp.	587,108	15,435
	Ensign Group Inc.	344,394	15,029
	Meridian Bioscience Inc.	682,248	14,866
*	IPC The Hospitalist Co. Inc.	294,945	14,476
*	Abaxis Inc.	365,248	14,201
^,* Sarepta Therapeutics Inc.		587,641	14,121
*	ICU Medical Inc.	234,756	14,057
*	Quidel Corp.	500,804	13,672
*	Endologix Inc.	1,048,638	13,496
*	Keryx Biopharmaceuticals Inc.	770,967	13,137
*	Emergent Biosolutions Inc.	506,389	12,796
^,* Idenix Pharmaceuticals Inc.		2,085,075	12,573
*	Tornier NV	587,037	12,457
*	NxStage Medical Inc.	952,291	12,132
*	Accuray Inc.	1,253,582	12,034
*	Portola Pharmaceuticals Inc.	460,947	11,939
^,* Bio-Reference Labs Inc.		430,801	11,925
*	Luminex Corp.	652,968	11,825
*	Ligand Pharmaceuticals Inc.	159,797	10,748
^,* Exelixis Inc.		3,027,220	10,716
*	Agios Pharmaceuticals Inc.	268,672	10,519
*	Merit Medical Systems Inc.	699,113	9,997
*	Corvel Corp.	198,893	9,897
*	Healthways Inc.	576,428	9,880
	Invacare Corp.	507,859	9,685
*	Orthofix International NV	319,479	9,632
*	Momenta Pharmaceuticals Inc.	816,253	9,509
*	HealthStream Inc.	355,514	9,492
*	Infinity Pharmaceuticals Inc.	792,726	9,426
*	Vivus Inc.	1,517,566	9,014
*	Sagent Pharmaceuticals Inc.	356,858	8,340
	National Healthcare Corp.	146,105	8,148
*	Amedisys Inc.	530,312	7,896
^,* Dendreon Corp.		2,604,391	7,787
*	BioScrip Inc.	1,114,026	7,776

*	Synergy Pharmaceuticals Inc.	1,444,603	7,671
^,* Merrimack Pharmaceuticals Inc.		1,506,483	7,593
*	Spectrum Pharmaceuticals Inc.	937,193	7,348
*	Lannett Co. Inc.	196,467	7,018
*	Lexicon Pharmaceuticals Inc.	3,976,573	6,879
*	Genomic Health Inc.	237,830	6,264
*	Ophthotech Corp.	171,846	6,142
*	Surgical Care Affiliates Inc.	196,702	6,049
*	Ultragenyx Pharmaceutical Inc.	103,120	5,042
*	Achillion Pharmaceuticals Inc.	1,498,192	4,929
^,* Sequenom Inc.		2,006,118	4,915
*	Gentiva Health Services Inc.	534,404	4,874
	Universal American Corp.	662,009	4,680
*	LHC Group Inc.	212,004	4,677
*	Epizyme Inc.	197,165	4,489
*	Insys Therapeutics Inc.	85,983	3,562
*	Relypsa Inc.	98,391	2,933
*	Rigel Pharmaceuticals Inc.	752,626	2,920
*	Acceleron Pharma Inc.	79,151	2,731
*	Cubist Pharmaceuticals Inc. Rights	373,885	243
*	Incyte Corp. Ltd.	1,300	70
			4,509,658
Industrials (19.9%)
	Packaging Corp. of America	1,697,372	119,444
	IDEX Corp.	1,397,386	101,855
	Lincoln Electric Holdings Inc.	1,400,144	100,824
	Acuity Brands Inc.	744,273	98,668
	Trinity Industries Inc.	1,339,268	96,521
*	Flextronics International Ltd.	10,411,387	96,201
	Valspar Corp.	1,316,093	94,917
*	Kirby Corp.	885,178	89,624
	Waste Connections Inc.	2,029,416	89,010
	Total System Services Inc.	2,922,111	88,861
*	CoStar Group Inc.	473,741	88,466
	Global Payments Inc.	1,243,021	88,391
	PerkinElmer Inc.	1,950,464	87,888
	Carlisle Cos. Inc.	1,103,600	87,560
*	Genesee & Wyoming Inc. Class A	898,457	87,438
	Allegion plc	1,659,228	86,562
	Huntington Ingalls Industries Inc.	842,138	86,117
	Oshkosh Corp.	1,454,096	85,603
	Jack Henry & Associates Inc.	1,477,437	82,382
	Terex Corp.	1,817,627	80,521
	Graco Inc.	1,051,890	78,618
	Alliant Techsystems Inc.	550,122	78,200
	Broadridge Financial Solutions Inc.	2,064,356	76,670
*	United Rentals Inc.	806,190	76,540
	FEI Co.	729,881	75,192
	AptarGroup Inc.	1,132,565	74,863
*	Hexcel Corp.	1,709,663	74,439
	Ryder System Inc.	922,984	73,765
	Manitowoc Co. Inc.	2,319,052	72,934
	Sonoco Products Co.	1,767,707	72,511
	MSC Industrial Direct Co. Inc. Class A	829,605	71,777
*	Vantiv Inc. Class A	2,327,535	70,338
	Generac Holdings Inc.	1,188,724	70,099
*	USG Corp.	2,137,913	69,953

	Lennox International Inc.	761,245	69,205
	Bemis Co. Inc.	1,757,755	68,974
*	Old Dominion Freight Line Inc.	1,191,325	67,596
	ITT Corp.	1,579,679	67,547
	Nordson Corp.	945,417	66,642
	Valmont Industries Inc.	440,528	65,568
	Eagle Materials Inc.	734,223	65,096
*	WEX Inc.	672,217	63,894
*	WESCO International Inc.	767,141	63,841
	Babcock & Wilcox Co.	1,908,328	63,357
	Air Lease Corp. Class A	1,671,802	62,342
	Exelis Inc.	3,275,410	62,266
	AO Smith Corp.	1,348,581	62,062
*	Spirit AeroSystems Holdings Inc. Class A	2,198,093	61,964
	Toro Co.	974,820	61,599
	RR Donnelley & Sons Co.	3,418,433	61,190
	Wabtec Corp.	788,608	61,117
*	Zebra Technologies Corp.	870,564	60,426
	Fortune Brands Home & Security Inc.	1,432,915	60,297
	Kennametal Inc.	1,358,525	60,183
	URS Corp.	1,246,741	58,672
	Triumph Group Inc.	906,774	58,559
	Crane Co.	805,658	57,323
*	Teledyne Technologies Inc.	585,057	56,944
	EnerSys Inc.	815,190	56,485
*	Foster Wheeler AG	1,712,053	55,505
	GATX Corp.	795,028	53,967
	Regal-Beloit Corp.	740,359	53,832
*	Esterline Technologies Corp.	494,851	52,721
	MAXIMUS Inc.	1,172,748	52,609
*	AECOM Technology Corp.	1,626,481	52,324
	Belden Inc.	751,414	52,298
	World Fuel Services Corp.	1,180,301	52,051
	EMCOR Group Inc.	1,098,858	51,416
	CLARCOR Inc.	871,286	49,968
*	Colfax Corp.	687,345	49,028
*	Clean Harbors Inc.	892,070	48,877
*	Genpact Ltd.	2,803,379	48,835
	Anixter International Inc.	478,289	48,556
*	Cognex Corp.	1,425,978	48,284
*	Owens-Illinois Inc.	1,423,803	48,167
	Curtiss-Wright Corp.	746,996	47,464
*	Moog Inc. Class A	721,006	47,233
	Landstar System Inc.	786,418	46,572
*	MasTec Inc.	1,069,084	46,441
*	Knowles Corp.	1,469,274	46,385
	Deluxe Corp.	871,488	45,727
*	Graphic Packaging Holding Co.	4,490,074	45,619
	Watsco Inc.	441,425	44,103
	Woodward Inc.	1,045,361	43,414
	Corporate Executive Board Co.	581,297	43,150
*	CoreLogic Inc.	1,419,749	42,649
^,* IPG Photonics Corp.		583,728	41,491
*	Louisiana-Pacific Corp.	2,441,467	41,188
	Actuant Corp. Class A	1,194,904	40,806
	Con-way Inc.	983,841	40,416
*	Armstrong World Industries Inc.	756,114	40,263

*	Advisory Board Co.	624,656	40,134
	Silgan Holdings Inc.	767,247	37,994
*	DigitalGlobe Inc.	1,303,635	37,818
	Littelfuse Inc.	388,188	36,350
*	Swift Transportation Co.	1,452,288	35,944
*	Berry Plastics Group Inc.	1,507,511	34,899
	Vishay Intertechnology Inc.	2,338,798	34,801
*	Euronet Worldwide Inc.	832,430	34,621
	Covanta Holding Corp.	1,915,722	34,579
*	NeuStar Inc. Class A	1,057,473	34,378
	Convergys Corp.	1,567,641	34,347
*	Texas Industries Inc.	371,066	33,255
*	Tetra Tech Inc.	1,122,581	33,217
	Mobile Mini Inc.	760,068	32,957
*	MWI Veterinary Supply Inc.	211,048	32,843
	Harsco Corp.	1,394,403	32,671
	Barnes Group Inc.	844,030	32,470
*	On Assignment Inc.	840,114	32,420
*	Outerwall Inc.	439,114	31,836
	Applied Industrial Technologies Inc.	652,773	31,490
*	MSA Safety Inc.	546,692	31,161
^,* Navistar International Corp.		913,207	30,930
*	WageWorks Inc.	541,511	30,384
*	Cardtronics Inc.	768,869	29,871
	Franklin Electric Co. Inc.	700,588	29,789
*	Orbital Sciences Corp.	1,046,490	29,197
	Jabil Circuit Inc.	1,603,961	28,871
	HEICO Corp.	479,069	28,821
	United Stationers Inc.	684,770	28,124
*	Coherent Inc.	429,335	28,057
	Mueller Industries Inc.	930,444	27,904
	Watts Water Technologies Inc. Class A	471,804	27,690
*	Veeco Instruments Inc.	654,260	27,433
	UniFirst Corp.	249,118	27,388
	EVERTEC Inc.	1,086,820	26,844
*	EnPro Industries Inc.	366,696	26,648
*	HD Supply Holdings Inc.	995,990	26,045
*	PHH Corp.	990,437	25,593
*	Korn/Ferry International	859,138	25,577
*	Huron Consulting Group Inc.	402,481	25,509
*	RBC Bearings Inc.	400,287	25,498
^,* Vistaprint NV		516,904	25,442
	TAL International Group Inc.	587,603	25,191
	Simpson Manufacturing Co. Inc.	711,004	25,120
	National Instruments Corp.	871,296	24,998
	Heartland Payment Systems Inc.	602,570	24,977
	ABM Industries Inc.	869,002	24,975
	Mueller Water Products Inc. Class A	2,613,646	24,830
*	TriMas Corp.	739,127	24,539
	Forward Air Corp.	530,994	24,484
	Booz Allen Hamilton Holding Corp. Class A	1,109,439	24,408
*	Masonite International Corp.	429,973	24,302
	Knight Transportation Inc.	1,045,361	24,179
	Granite Construction Inc.	605,379	24,173
*	Hub Group Inc. Class A	604,370	24,169
*	Proto Labs Inc.	353,738	23,937
	Brink's Co.	836,925	23,894

* Sanmina Corp.	1,359,237	23,719
* Plexus Corp.	586,481	23,500
* FTI Consulting Inc.	702,377	23,417
CIRCOR International Inc.	304,423	22,323
* H&E Equipment Services Inc.	547,682	22,154
* Universal Display Corp.	682,234	21,770
* GrafTech International Ltd.	1,992,043	21,753
Brady Corp. Class A	798,194	21,671
* Itron Inc.	609,161	21,650
* Imperva Inc.	383,333	21,352
HEICO Corp. Class A	484,638	21,038
* Benchmark Electronics Inc.	928,102	21,022
Tennant Co.	319,696	20,978
* TrueBlue Inc.	710,440	20,787
General Cable Corp.	808,515	20,706
Heartland Express Inc.	909,527	20,637
Raven Industries Inc.	629,277	20,609
* LifeLock Inc.	1,190,241	20,365
Aircastle Ltd.	1,046,985	20,291
* Rexnord Corp.	698,414	20,240
* Trex Co. Inc.	274,885	20,111
* Wesco Aircraft Holdings Inc.	911,509	20,062
G&K Services Inc. Class A	327,773	20,050
^ Sturm Ruger & Co. Inc.	334,488	20,002
* Greenbrier Cos. Inc.	434,951	19,834
* Meritor Inc.	1,605,134	19,663
* OSI Systems Inc.	327,356	19,596
* Greatbatch Inc.	426,105	19,567
Otter Tail Corp.	626,839	19,300
Werner Enterprises Inc.	755,227	19,266
* Rogers Corp.	308,640	19,265
* Tutor Perini Corp.	669,478	19,194
* ExamWorks Group Inc.	546,748	19,142
Kaman Corp.	464,550	18,898
AZZ Inc.	419,336	18,736
^ Lindsay Corp.	212,205	18,712
Primoris Services Corp.	624,020	18,708
Greif Inc. Class A	349,714	18,357
Matson Inc.	742,096	18,322
Universal Forest Products Inc.	327,599	18,129
MTS Systems Corp.	264,138	18,091
* Measurement Specialties Inc.	262,252	17,794
Cubic Corp.	347,182	17,731
Albany International Corp.	492,625	17,508
AAR Corp.	650,267	16,874
Sun Hydraulics Corp.	387,188	16,769
* Aegion Corp. Class A	656,336	16,612
* ExlService Holdings Inc.	533,984	16,505
* Wabash National Corp.	1,184,844	16,303
UTi Worldwide Inc.	1,538,993	16,298
Exponent Inc.	214,473	16,098
Altra Industrial Motion Corp.	444,249	15,860
* Navigant Consulting Inc.	848,065	15,825
* FARO Technologies Inc.	297,078	15,745
Apogee Enterprises Inc.	473,579	15,737
Arkansas Best Corp.	424,734	15,694
Encore Wire Corp.	322,186	15,629

*	Boise Cascade Co.	544,354	15,590
	ESCO Technologies Inc.	434,026	15,273
*	Atlas Air Worldwide Holdings Inc.	432,829	15,266
*	DXP Enterprises Inc.	159,769	15,167
*	II-VI Inc.	974,101	15,030
^	Textainer Group Holdings Ltd.	390,322	14,938
	John Bean Technologies Corp.	478,482	14,785
	McGrath RentCorp	421,271	14,728
*	Team Inc.	333,777	14,306
	Hyster-Yale Materials Handling Inc.	142,762	13,919
^,* Smith & Wesson Holding Corp.		949,723	13,885
	Astec Industries Inc.	316,149	13,882
*	Sykes Enterprises Inc.	684,412	13,599
	Quanex Building Products Corp.	644,005	13,318
*	Newport Corp.	642,760	13,292
*	RPX Corp.	816,297	13,289
	AAON Inc.	476,382	13,277
	Badger Meter Inc.	236,212	13,015
	Acacia Research Corp.	831,497	12,705
*	Aerovironment Inc.	314,803	12,671
	Schnitzer Steel Industries Inc.	431,926	12,461
*	XPO Logistics Inc.	421,293	12,390
	Insperity Inc.	396,738	12,291
*	Roadrunner Transportation Systems Inc.	486,927	12,290
	ManTech International Corp. Class A	412,223	12,123
	Materion Corp.	356,410	12,093
*	Thermon Group Holdings Inc.	521,044	12,078
*	Nortek Inc.	146,006	12,003
	Standex International Corp.	220,490	11,814
*	Monster Worldwide Inc.	1,578,188	11,805
*	Rofin-Sinar Technologies Inc.	487,004	11,669
	American Railcar Industries Inc.	166,074	11,630
	Kelly Services Inc. Class A	469,718	11,146
	Quad/Graphics Inc.	438,321	10,279
	Park Electrochemical Corp.	341,999	10,216
	Gorman-Rupp Co.	317,651	10,098
	Kforce Inc.	468,638	9,991
*	Taminco Corp.	458,083	9,624
	AVX Corp.	726,797	9,579
	Comfort Systems USA Inc.	615,504	9,380
*	Checkpoint Systems Inc.	680,368	9,131
	American Science & Engineering Inc.	135,712	9,116
	Griffon Corp.	758,056	9,051
	Resources Connection Inc.	640,543	9,025
*	TTM Technologies Inc.	924,172	7,809
*	CAI International Inc.	305,942	7,548
	Landauer Inc.	164,000	7,434
*	TeleTech Holdings Inc.	300,811	7,373
*	Air Transport Services Group Inc.	889,085	6,979
*	Bazaarvoice Inc.	925,831	6,759
	Black Box Corp.	269,394	6,557
*	Mistras Group Inc.	268,430	6,112
*	Layne Christensen Co.	324,863	5,909
^,* Nuverra Environmental Solutions Inc.		268,225	5,442
*	InnerWorkings Inc.	705,360	5,403
	Greif Inc. Class B	91,711	5,325
*	Dice Holdings Inc.	652,211	4,866

*	Ply Gem Holdings Inc.	346,489	4,376
	Electro Scientific Industries Inc.	437,323	4,308
*	Continental Building Products Inc.	226,965	4,276
*	M/A-COM Technology Solutions Holdings Inc.	201,731	4,146
*	Higher One Holdings Inc.	526,646	3,808
*	Aeroflex Holding Corp.	295,845	2,458
*	Multi-Fineline Electronix Inc.	145,203	1,859
*	Viasystems Group Inc.	70,789	886
*	TriNet Group Inc.	17,430	371
	Towers Watson & Co. Class A	523	60
			9,376,487
Oil & Gas (5.6%)
*	Gulfport Energy Corp.	1,472,811	104,835
*	Oil States International Inc.	921,950	90,904
*	First Solar Inc.	1,289,910	90,023
	Superior Energy Services Inc.	2,741,290	84,322
	Patterson-UTI Energy Inc.	2,368,092	75,021
*	Dril-Quip Inc.	667,879	74,869
*	Newfield Exploration Co.	2,356,019	73,885
^,* Ultra Petroleum Corp.		2,511,918	67,545
	Targa Resources Corp.	658,469	65,360
*	WPX Energy Inc.	3,486,690	62,865
*	Oasis Petroleum Inc.	1,486,931	62,050
*	Kodiak Oil & Gas Corp.	4,601,702	55,865
*	Unit Corp.	850,982	55,637
*	Atwood Oceanics Inc.	1,054,293	53,126
^,* SandRidge Energy Inc.		8,128,653	49,910
*	Rosetta Resources Inc.	1,060,218	49,385
	SemGroup Corp. Class A	733,735	48,192
	CARBO Ceramics Inc.	339,455	46,841
*	MRC Global Inc.	1,673,428	45,116
	Exterran Holdings Inc.	1,025,826	45,013
	Bristow Group Inc.	595,600	44,980
*	Diamondback Energy Inc.	655,371	44,113
*	Chart Industries Inc.	525,450	41,800
	Tidewater Inc.	858,019	41,717
*	PDC Energy Inc.	617,991	38,476
*	Carrizo Oil & Gas Inc.	707,340	37,814
*	Helix Energy Solutions Group Inc.	1,644,652	37,794
^,* GT Advanced Technologies Inc.		2,207,718	37,642
*	Laredo Petroleum Inc.	1,355,707	35,059
	Western Refining Inc.	895,707	34,574
*	Stone Energy Corp.	817,538	34,312
*	McDermott International Inc.	4,098,580	32,051
	PBF Energy Inc. Class A	1,202,624	31,028
*	SEACOR Holdings Inc.	334,788	28,932
*	Forum Energy Technologies Inc.	883,134	27,360
	Energy XXI Bermuda Ltd.	1,154,586	27,214
*	EPL Oil & Gas Inc.	643,761	24,849
*	Flotek Industries Inc.	852,185	23,733
^,* SunPower Corp. Class A		735,404	23,724
*	Matador Resources Co.	964,200	23,613
*	Hornbeck Offshore Services Inc.	561,515	23,477
*	Rice Energy Inc.	881,595	23,265
	RPC Inc.	1,137,059	23,219
*	Bonanza Creek Energy Inc.	521,993	23,176
*	Magnum Hunter Resources Corp.	2,674,005	22,729

*	Athlon Energy Inc.	638,831	22,647
*	C&J Energy Services Inc.	765,965	22,336
*	Key Energy Services Inc.	2,246,566	20,758
*	Bill Barrett Corp.	807,075	20,661
*	Sanchez Energy Corp.	681,100	20,181
*	Penn Virginia Corp.	1,129,808	19,760
	Delek US Holdings Inc.	676,703	19,651
*	Basic Energy Services Inc.	697,919	19,130
	Gulfmark Offshore Inc.	417,161	18,747
^,* Halcon Resources Corp.		3,951,400	17,110
	Comstock Resources Inc.	744,081	17,002
*	TETRA Technologies Inc.	1,295,427	16,581
*	Newpark Resources Inc.	1,417,984	16,236
*	Rex Energy Corp.	842,773	15,768
*	Northern Oil and Gas Inc.	1,015,627	14,848
^	EXCO Resources Inc.	2,593,024	14,521
*	Geospace Technologies Corp.	215,727	14,275
*	Pioneer Energy Services Corp.	1,080,917	13,998
*	Parker Drilling Co.	1,973,461	13,992
*	Approach Resources Inc.	612,837	12,814
*	Contango Oil & Gas Co.	267,839	12,787
^	CVR Energy Inc.	300,512	12,697
*	EP Energy Corp. Class A	632,309	12,374
*	Hercules Offshore Inc.	2,624,873	12,048
*	Clayton Williams Energy Inc.	105,194	11,888
*	RSP Permian Inc.	374,649	10,824
^,* Solazyme Inc.		897,637	10,422
	W&T Offshore Inc.	587,951	10,177
*	Tesco Corp.	548,807	10,153
^,* Goodrich Petroleum Corp.		612,164	9,684
*	ION Geophysical Corp.	2,263,899	9,531
*	Willbros Group Inc.	686,091	8,658
*	Resolute Energy Corp.	1,194,235	8,599
	Pattern Energy Group Inc.	307,250	8,336
*	Swift Energy Co.	710,326	7,643
	Alon USA Energy Inc.	413,136	6,172
^,* Quicksilver Resources Inc.		2,132,314	5,608
*	PetroQuest Energy Inc.	961,670	5,482
^,* Vantage Drilling Co.		3,158,930	5,402
*	Jones Energy Inc.	195,003	2,952
^,* Midstates Petroleum Co. Inc.		529,440	2,838
*	Forest Oil Corp.	1,026,249	1,960
*	EnLink Midstream LLC	612	21
*	BPZ Resources Inc.	1,063	3
			2,624,690
Other (0.0%)
*	Leap Wireless International Inc CVR	938,827	2,366

Technology (11.6%)
*	NCR Corp.	2,881,168	105,307
*	athenahealth Inc.	646,119	103,534
	IAC/InterActiveCorp	1,320,953	94,303
	Pitney Bowes Inc.	3,500,441	90,977
*	SunEdison Inc.	4,386,266	82,637
*	Brocade Communications Systems Inc.	7,521,662	79,805
*	Ingram Micro Inc.	2,671,257	78,962
*	Cadence Design Systems Inc.	4,996,467	77,645

*	Concur Technologies Inc.	783,050	77,577
	Solera Holdings Inc.	1,192,069	75,506
*	PTC Inc.	2,061,587	73,042
*	ON Semiconductor Corp.	7,611,845	71,551
*	Aspen Technology Inc.	1,598,792	67,725
*	Teradyne Inc.	3,352,499	66,681
*	Palo Alto Networks Inc.	960,103	65,863
*	VeriFone Systems Inc.	1,920,177	64,940
*	Ultimate Software Group Inc.	464,607	63,651
*	Atmel Corp.	6,985,373	58,398
*	AOL Inc.	1,304,538	57,100
*	JDS Uniphase Corp.	3,978,435	55,698
*	ARRIS Group Inc.	1,968,851	55,482
*	Guidewire Software Inc.	1,115,657	54,723
*	Allscripts Healthcare Solutions Inc.	2,939,837	53,005
*	Riverbed Technology Inc.	2,658,557	52,400
	Leidos Holdings Inc.	1,479,882	52,343
*	CommVault Systems Inc.	779,831	50,650
*	Fortinet Inc.	2,251,745	49,606
*	ViaSat Inc.	716,913	49,496
	Lexmark International Inc. Class A	1,064,111	49,258
*	SS&C Technologies Holdings Inc.	1,215,324	48,637
*	Medidata Solutions Inc.	889,470	48,334
	DST Systems Inc.	506,583	48,019
*	SolarWinds Inc.	1,101,984	46,978
*	Manhattan Associates Inc.	1,321,248	46,283
*	Tableau Software Inc. Class A	597,228	45,437
*	Tyler Technologies Inc.	540,590	45,237
*	Finisar Corp.	1,672,478	44,337
	Mentor Graphics Corp.	1,980,790	43,617
*	Verint Systems Inc.	923,911	43,359
^,* Advanced Micro Devices Inc.		10,666,978	42,775
*	Microsemi Corp.	1,637,415	40,985
	Diebold Inc.	1,000,007	39,890
*	ACI Worldwide Inc.	664,592	39,337
*	Ciena Corp.	1,724,107	39,206
*	Qlik Technologies Inc.	1,463,235	38,907
	j2 Global Inc.	776,781	38,878
*	Rovi Corp.	1,702,440	38,782
*	Tech Data Corp.	624,935	38,096
*	TriQuint Semiconductor Inc.	2,830,295	37,898
*	Cavium Inc.	863,510	37,761
	Compuware Corp.	3,582,440	37,616
*	Dealertrack Technologies Inc.	763,232	37,543
*	Freescale Semiconductor Ltd.	1,528,244	37,304
*	Synaptics Inc.	614,800	36,900
*	RF Micro Devices Inc.	4,639,153	36,557
*	Informatica Corp.	943,843	35,658
*	EchoStar Corp. Class A	740,686	35,227
*	Electronics For Imaging Inc.	811,660	35,153
*	Sapient Corp.	2,059,477	35,135
*	Silicon Laboratories Inc.	672,210	35,123
*	Cornerstone OnDemand Inc.	730,101	34,950
*	MICROS Systems Inc.	650,315	34,421
	Hittite Microwave Corp.	542,340	34,189
*	International Rectifier Corp.	1,231,520	33,744
	Fair Isaac Corp.	603,413	33,381

*	Demandware Inc.	519,933	33,307
	Plantronics Inc.	743,155	33,033
*	Aruba Networks Inc.	1,753,035	32,869
	Power Integrations Inc.	496,837	32,682
	CDW Corp.	1,188,831	32,622
*	Polycom Inc.	2,365,862	32,460
*	Integrated Device Technology Inc.	2,591,353	31,692
*	SYNNEX Corp.	506,852	30,720
*	Semtech Corp.	1,186,384	30,063
*	CACI International Inc. Class A	405,599	29,933
*	Fairchild Semiconductor International Inc. Class A	2,156,004	29,731
*	Entegris Inc.	2,397,781	29,037
^,* InvenSense Inc.		1,214,118	28,738
*	Web.com Group Inc.	842,730	28,678
	Intersil Corp. Class A	2,208,048	28,528
	MKS Instruments Inc.	922,746	27,581
*	TIBCO Software Inc.	1,328,450	26,994
	Science Applications International Corp.	720,024	26,922
	Cogent Communications Group Inc.	736,548	26,170
*	MedAssets Inc.	1,014,710	25,074
	Blackbaud Inc.	797,122	24,950
	Cypress Semiconductor Corp.	2,400,090	24,649
^,* Ubiquiti Networks Inc.		531,029	24,146
*	CommScope Holding Co. Inc.	964,266	23,798
*	Bottomline Technologies de Inc.	675,117	23,730
*	Unisys Corp.	763,745	23,264
	InterDigital Inc.	699,234	23,152
*	Monolithic Power Systems Inc.	595,624	23,092
*	Netscout Systems Inc.	607,159	22,817
*	Syntel Inc.	252,653	22,714
	ADTRAN Inc.	930,031	22,702
*	PMC-Sierra Inc.	2,856,346	21,737
*	Cirrus Logic Inc.	1,077,061	21,401
*	NETGEAR Inc.	630,199	21,257
	Advent Software Inc.	709,808	20,840
	Monotype Imaging Holdings Inc.	674,410	20,327
*	Interactive Intelligence Group Inc.	279,659	20,275
*	FleetMatics Group plc	605,202	20,244
*	ScanSource Inc.	492,713	20,088
*	Rambus Inc.	1,863,319	20,031
*	EPAM Systems Inc.	604,249	19,880
	NIC Inc.	1,011,605	19,534
	Tessera Technologies Inc.	826,165	19,522
*	QLogic Corp.	1,502,856	19,161
*	ATMI Inc.	543,547	18,486
*	Progress Software Corp.	846,898	18,462
*	Infinera Corp.	2,010,281	18,253
*	Synchronoss Technologies Inc.	529,679	18,163
*	MicroStrategy Inc. Class A	156,867	18,101
*	Insight Enterprises Inc.	717,512	18,017
^,* Gogo Inc.		872,124	17,913
*	LogMeIn Inc.	397,743	17,855
*	Cabot Microelectronics Corp.	401,303	17,657
*	iGATE Corp.	558,336	17,610
*	Shutterstock Inc.	242,501	17,608
*	Dycom Industries Inc.	554,859	17,539
*	Spansion Inc. Class A	986,374	17,183

*	OmniVision Technologies Inc.	968,380	17,140
*	Infoblox Inc.	838,052	16,811
*	Kulicke & Soffa Industries Inc.	1,320,420	16,651
*	Advanced Energy Industries Inc.	673,519	16,501
*	Fusion-io Inc.	1,566,497	16,480
*	RealPage Inc.	877,693	15,939
*	Lattice Semiconductor Corp.	2,023,158	15,862
*	Diodes Inc.	605,406	15,813
*	Amkor Technology Inc.	2,259,569	15,501
	CSG Systems International Inc.	561,678	14,626
*	Loral Space & Communications Inc.	203,574	14,399
*	Ixia	1,118,823	13,985
*	Sonus Networks Inc.	4,108,076	13,844
*	Blucora Inc.	692,723	13,640
*	Ultratech Inc.	459,897	13,424
*	Comverse Inc.	384,308	13,289
	Quality Systems Inc.	780,501	13,175
*	BroadSoft Inc.	490,678	13,116
*	Ellie Mae Inc.	453,570	13,081
*	Ruckus Wireless Inc.	1,053,306	12,808
*	ICG Group Inc.	621,590	12,693
*	Applied Micro Circuits Corp.	1,282,054	12,692
^,* Veeva Systems Inc. Class A		467,594	12,485
*	Cray Inc.	331,950	12,388
*	Harmonic Inc.	1,703,218	12,161
	West Corp.	507,130	12,136
	Brooks Automation Inc.	1,094,301	11,961
	Computer Programs & Systems Inc.	183,293	11,841
*	Marketo Inc.	347,530	11,354
*	Tangoe Inc.	594,954	11,060
*	Gigamon Inc.	349,274	10,614
	Pegasystems Inc.	296,614	10,476
*	Cvent Inc.	282,462	10,211
*	LivePerson Inc.	842,098	10,164
^,* VirnetX Holding Corp.		708,396	10,045
*	Envestnet Inc.	247,480	9,944
*	Super Micro Computer Inc.	566,774	9,845
*	Emulex Corp.	1,327,748	9,812
^	Ebix Inc.	563,188	9,614
*	ChannelAdvisor Corp.	252,343	9,523
*	Digital River Inc.	543,261	9,469
*	Silicon Image Inc.	1,341,489	9,256
^,* Endurance International Group Holdings Inc.		669,468	8,710
*	Proofpoint Inc.	233,583	8,661
	Micrel Inc.	774,928	8,586
*	Intralinks Holdings Inc.	819,424	8,383
^,* Millennial Media Inc.		1,197,451	8,286
	Comtech Telecommunications Corp.	250,417	7,978
^,* Textura Corp.		298,555	7,527
	Forrester Research Inc.	203,750	7,304
*	Silicon Graphics International Corp.	587,550	7,215
*	Mercury Systems Inc.	543,262	7,177
	Epiq Systems Inc.	490,608	6,687
*	Ceva Inc.	378,084	6,639
*	Entropic Communications Inc.	1,582,174	6,471
^,* Rocket Fuel Inc.		150,729	6,463
*	Inphi Corp.	397,463	6,395

*	FormFactor Inc.	952,588	6,087
*	Vocera Communications Inc.	363,898	5,943
*	Calix Inc.	647,828	5,461
*	RingCentral Inc. Class A	298,986	5,412
^,* Benefitfocus Inc.		105,136	4,938
*	Jive Software Inc.	604,328	4,841
*	Pendrell Corp.	2,556,963	4,679
*	Quantum Corp.	3,634,738	4,434
*	Systemax Inc.	220,951	3,294
*	Nimble Storage Inc.	19,989	757
*	3D Systems Corp.	418	25
*	NetSuite Inc.	230	22
*	Splunk Inc.	284	20
*	FireEye Inc.	302	19
*	Piksel Inc.	241	—
			5,450,754
Telecommunications (0.6%)
*	tw telecom inc Class A	2,430,565	75,979
*	Level 3 Communications Inc.	1,525,107	59,693
	Telephone & Data Systems Inc.	1,580,293	41,420
*	Vonage Holdings Corp.	3,107,360	13,268
	Consolidated Communications Holdings Inc.	657,854	13,164
*	Cincinnati Bell Inc.	3,607,610	12,482
	Atlantic Tele-Network Inc.	163,477	10,776
	United States Cellular Corp.	221,344	9,077
^,* Iridium Communications Inc.		989,240	7,429
*	Intelsat SA	365,972	6,851
	EarthLink Holdings Corp.	1,758,049	6,347
*	NII Holdings Inc.	1,409,041	1,677
			258,163
Utilities (3.5%)
	ITC Holdings Corp.	2,723,276	101,714
	AGL Resources Inc.	2,055,050	100,615
	UGI Corp.	1,983,369	90,462
	Atmos Energy Corp.	1,710,360	80,609
	Westar Energy Inc. Class A	2,225,932	78,264
	Aqua America Inc.	3,055,846	76,610
	Questar Corp.	3,026,520	71,971
	Great Plains Energy Inc.	2,659,582	71,915
	Vectren Corp.	1,424,422	56,108
	Cleco Corp.	1,045,247	52,869
	IDACORP Inc.	867,983	48,147
	Piedmont Natural Gas Co. Inc.	1,347,019	47,671
	Hawaiian Electric Industries Inc.	1,752,764	44,555
	Black Hills Corp.	769,182	44,343
	Portland General Electric Co.	1,349,585	43,646
	Southwest Gas Corp.	803,655	42,955
	UNS Energy Corp.	683,600	41,037
	ALLETE Inc.	772,210	40,479
	PNM Resources Inc.	1,376,684	37,212
*	Dynegy Inc. Class A	1,472,089	36,714
	New Jersey Resources Corp.	728,297	36,269
	UIL Holdings Corp.	975,843	35,921
	WGL Holdings Inc.	896,355	35,908
	TECO Energy Inc.	1,884,454	32,318
*	ONE Gas Inc.	897,754	32,256

NorthWestern Corp.			670,070	31,782
South Jersey Industries Inc.			565,862	31,739
Avista Corp.			986,976	30,251
Laclede Group Inc.			537,922	25,363
El Paso Electric Co.			696,247	24,877
MGE Energy Inc.			599,212	23,507
American States Water Co.			669,747	21,626
Northwest Natural Gas Co.			468,403	20,615
California Water Service Group			783,882	18,766
Empire District Electric Co.			744,870	18,115
Ormat Technologies Inc.			314,292	9,432
^ Atlantic Power Corp.			2,068,682	5,999
				1,642,640
Total Common Stocks (Cost $33,872,969)				46,749,521
	Coupon
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.3%)
[2,3] Vanguard Market Liquidity Fund	0.122%		619,447,670	619,478

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 Fannie Mae Discount Notes	0.095%	4/9/14	700	700
[4,5] Fannie Mae Discount Notes	0.085%	7/14/14	1,000	1,000
[5,6] Federal Home Loan Bank Discount Notes	0.120%–0.130%	5/23/14	1,200	1,200
[5,6] Federal Home Loan Bank Discount Notes	0.120%	5/28/14	3,200	3,199
[5,6] Federal Home Loan Bank Discount Notes	0.125%	5/30/14	2,400	2,400
[5,6] Federal Home Loan Bank Discount Notes	0.077%	6/13/14	7,000	6,999
[5,6] Federal Home Loan Bank Discount Notes	0.090%	7/16/14	3,800	3,798
[5,6] Federal Home Loan Bank Discount Notes	0.080%	7/18/14	1,000	1,000
6 Federal Home Loan Bank Discount Notes	0.090%	8/6/14	19,000	18,991
				39,287
Total Temporary Cash Investments (Cost $658,767)				658,765
Total Investments (100.9%) (Cost $34,531,736)				47,408,286
Other Assets and Liabilities-Net (-0.9%)[3]				(402,390)
Net Assets (100%)				47,005,896

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $354,513,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $372,063,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $14,096,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Small-Cap Index Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	46,747,155	—	2,366
Temporary Cash Investments	619,478	39,287	—
Futures Contracts—Assets[1]	4,642	—	—
Total	47,371,275	39,287	2,366
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Small-Cap Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-Mini Russell 2000 Index	June 2014	1,752	205,072	(3,563)
E-Mini S&P MidCap 400 Index	June 2014	394	54,171	210
				(3,353)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2014, the cost of investment securities for tax purposes was $34,541,023,000. Net unrealized appreciation of investment securities for tax purposes was $12,867,263,000, consisting of unrealized gains of $13,963,683,000 on securities that had risen in value since their purchase and $1,096,420,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Growth Index Fund

Schedule of Investments
As of March 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (2.6%)
	NewMarket Corp.	133,491	52,166
	Royal Gold Inc.	785,728	49,202
	Carpenter Technology Corp.	646,841	42,717
*	KapStone Paper and Packaging Corp.	919,296	26,513
	US Silica Holdings Inc.	685,914	26,181
*	Stillwater Mining Co.	1,532,156	22,691
	Balchem Corp.	388,174	20,232
*	Polypore International Inc.	576,097	19,708
	Globe Specialty Metals Inc.	810,038	16,865
*	Chemtura Corp.	618,457	15,641
*	Calgon Carbon Corp.	688,078	15,021
*	Coeur Mining Inc.	1,318,583	12,250
*	Horsehead Holding Corp.	658,438	11,075
*	RTI International Metals Inc.	394,299	10,954
*,^ Molycorp Inc.		2,156,834	10,116
	Deltic Timber Corp.	149,519	9,753
	Haynes International Inc.	161,651	8,729
*	Platform Specialty Products Corp.	431,566	8,221
*	Ferro Corp.	566,837	7,743
	American Vanguard Corp.	319,319	6,913
	Hecla Mining Co.	2,243,966	6,889
*	Rentech Inc.	2,817,976	5,354
*,^ Allied Nevada Gold Corp.		1,225,140	5,280
	Gold Resource Corp.	599,347	2,865
	FutureFuel Corp.	139,915	2,840
			415,919
Consumer Goods (8.6%)
	Harman International Industries Inc.	870,103	92,579
*	Toll Brothers Inc.	2,049,990	73,595
*	Middleby Corp.	245,418	64,842
*	WhiteWave Foods Co. Class A	2,226,707	63,550
*	Kate Spade & Co.	1,583,491	58,732
	Gentex Corp./MI	1,775,615	55,985
*	Hain Celestial Group Inc.	608,028	55,616
	Brunswick Corp./DE	1,187,872	53,799
	Carter's Inc.	654,017	50,784
	Flowers Foods Inc.	2,275,341	48,806
*	Darling International Inc.	2,108,384	42,210
*	Tempur Sealy International Inc.	778,199	39,431
*	Zynga Inc. Class A	8,909,577	38,311
	Wolverine World Wide Inc.	1,226,658	35,021
*	Deckers Outdoor Corp.	421,222	33,584
	Pool Corp.	547,573	33,577
	Nu Skin Enterprises Inc. Class A	342,812	28,402
*	Steven Madden Ltd.	770,437	27,720
*	Boston Beer Co. Inc. Class A	111,847	27,372
	Lancaster Colony Corp.	262,068	26,055
	Ryland Group Inc.	596,677	23,825

*	Dorman Products Inc.	397,355	23,468
	B&G Foods Inc.	687,095	20,688
*	TiVo Inc.	1,467,487	19,415
*	Meritage Homes Corp.	452,738	18,961
	Snyder's-Lance Inc.	671,750	18,937
	Vector Group Ltd.	876,040	18,870
	J&J Snack Foods Corp.	191,425	18,371
	Interface Inc. Class A	814,382	16,735
*	Standard Pacific Corp.	1,956,555	16,259
*	G-III Apparel Group Ltd.	222,180	15,904
	Drew Industries Inc.	289,477	15,690
	Oxford Industries Inc.	189,250	14,799
	WD-40 Co.	187,597	14,552
	MDC Holdings Inc.	499,881	14,137
*,^ iRobot Corp.		338,453	13,893
*	Tumi Holdings Inc.	608,391	13,768
*	Boulder Brands Inc.	746,994	13,162
*	Post Holdings Inc.	229,564	12,654
*	Select Comfort Corp.	666,194	12,045
*	Annie's Inc.	221,713	8,911
*	Crocs Inc.	568,443	8,868
*	Blount International Inc.	647,231	7,702
*	Vera Bradley Inc.	265,464	7,165
*	USANA Health Sciences Inc.	90,445	6,814
*	RealD Inc.	553,732	6,185
*	LeapFrog Enterprises Inc.	758,269	5,687
*	Taylor Morrison Home Corp. Class A	210,221	4,940
*	Diamond Foods Inc.	139,395	4,869
*	DTS Inc./CA	229,453	4,534
	Ethan Allen Interiors Inc.	166,435	4,236
*	National Beverage Corp.	151,281	2,951
*	Vince Holding Corp.	70,648	1,862
*	Fuel Systems Solutions Inc.	83,531	899
			1,361,727
Consumer Services (14.1%)
	Dick's Sporting Goods Inc.	1,294,606	70,698
	Dunkin' Brands Group Inc.	1,365,604	68,526
*	Pandora Media Inc.	2,153,410	65,291
*	Panera Bread Co. Class A	338,048	59,655
*	Sally Beauty Holdings Inc.	2,088,524	57,226
*	Yelp Inc. Class A	728,029	56,007
*	Spirit Airlines Inc.	932,589	55,396
	Domino's Pizza Inc.	715,174	55,047
*	AMC Networks Inc. Class A	741,383	54,188
	GNC Holdings Inc. Class A	1,208,382	53,193
*	Copart Inc.	1,453,670	52,899
*	Lamar Advertising Co. Class A	1,029,524	52,495
*	Madison Square Garden Co. Class A	772,259	43,849
*	United Natural Foods Inc.	604,772	42,890
*	Live Nation Entertainment Inc.	1,797,430	39,094
	Sotheby's	887,393	38,646
*	Cabela's Inc.	589,386	38,611
	DSW Inc. Class A	1,064,988	38,190
	Six Flags Entertainment Corp.	911,593	36,600
*	Buffalo Wild Wings Inc.	240,867	35,865
*	Bally Technologies Inc.	500,871	33,193
	Vail Resorts Inc.	462,634	32,246

*	Lumber Liquidators Holdings Inc.	334,330	31,360
*	HomeAway Inc.	828,407	31,206
*	Restoration Hardware Holdings Inc.	423,615	31,174
	Chico's FAS Inc.	1,932,036	30,971
*	Ascena Retail Group Inc.	1,653,217	28,568
	Cheesecake Factory Inc.	593,568	28,272
*	Grand Canyon Education Inc.	589,589	27,534
*,^ SolarCity Corp.		428,307	26,821
	Rollins Inc.	841,960	25,461
*	Caesars Acquisition Co. Class A	1,740,352	24,730
	HSN Inc.	408,184	24,381
*	Groupon Inc. Class A	3,052,444	23,931
	Lions Gate Entertainment Corp.	883,793	23,624
*	Five Below Inc.	554,895	23,572
	PriceSmart Inc.	232,237	23,440
*	Life Time Fitness Inc.	485,374	23,346
*	ANN Inc.	558,623	23,172
*	Jos A Bank Clothiers Inc.	358,440	23,048
	Pier 1 Imports Inc.	1,184,294	22,359
*	DreamWorks Animation SKG Inc. Class A	837,120	22,226
	Monro Muffler Brake Inc.	382,600	21,762
*	Genesco Inc.	289,888	21,617
	Allegiant Travel Co. Class A	190,440	21,316
*	Bloomin' Brands Inc.	879,924	21,206
	Texas Roadhouse Inc. Class A	806,451	21,032
	Papa John's International Inc.	402,336	20,966
*	OpenTable Inc.	270,280	20,793
*	WebMD Health Corp.	495,504	20,514
	Morningstar Inc.	257,588	20,355
*	Shutterfly Inc.	465,215	19,855
*	Marriott Vacations Worldwide Corp.	333,883	18,667
*	Vitamin Shoppe Inc.	391,636	18,611
*	Hibbett Sports Inc.	330,607	17,482
	Finish Line Inc. Class A	628,226	17,019
*	Fresh Market Inc.	494,467	16,614
*	Orient-Express Hotels Ltd. Class A	1,129,115	16,271
	Churchill Downs Inc.	172,340	15,735
*	Krispy Kreme Doughnuts Inc.	844,959	14,981
*	Bright Horizons Family Solutions Inc.	369,744	14,461
*	comScore Inc.	420,461	13,787
*	Ascent Capital Group Inc. Class A	169,007	12,768
*	Popeyes Louisiana Kitchen Inc.	309,749	12,588
*,^ Conn's Inc.		323,409	12,564
	Interval Leisure Group Inc.	479,205	12,526
*	Bankrate Inc.	722,662	12,242
*	BJ's Restaurants Inc.	314,575	10,290
*	Constant Contact Inc.	400,883	9,806
*	Francesca's Holdings Corp.	539,384	9,784
*	K12 Inc.	423,910	9,602
*	Scientific Games Corp. Class A	654,827	8,991
*	Liquidity Services Inc.	336,934	8,777
*	Pinnacle Entertainment Inc.	360,422	8,542
*,^ Mattress Firm Holding Corp.		173,639	8,305
*,^ Noodles & Co. Class A		208,428	8,227
*	RetailMeNot Inc.	254,667	8,149
*,^ Clean Energy Fuels Corp.		879,103	7,859
*	Diamond Resorts International Inc.	435,210	7,377

*	Zumiez Inc.	297,743	7,217
*	American Public Education Inc.	203,250	7,130
	Nexstar Broadcasting Group Inc. Class A	189,199	7,099
*,^ Media General Inc.		365,398	6,712
*,^ Angie's List Inc.		536,309	6,532
*	Boyd Gaming Corp.	482,864	6,374
*	AMC Entertainment Holdings Inc.	262,630	6,369
*	Blue Nile Inc.	167,077	5,814
*	Burlington Stores Inc.	187,158	5,525
	World Wrestling Entertainment Inc. Class A	190,870	5,512
*	Container Store Group Inc.	153,268	5,203
*	Tile Shop Holdings Inc.	334,144	5,163
*	Cumulus Media Inc. Class A	741,407	5,123
	ClubCorp Holdings Inc.	125,267	2,368
*	Travelzoo Inc.	100,318	2,297
*,^ SFX Entertainment Inc.		288,816	2,036
*,^ Fairway Group Holdings Corp.		241,289	1,843
*,^ Potbelly Corp.		95,304	1,703
*	Demand Media Inc.	293,669	1,424
*	ReachLocal Inc.	126,981	1,251
			2,233,137
Financials (17.5%)
	WP Carey Inc.	1,270,349	76,310
	Waddell & Reed Financial Inc. Class A	1,034,884	76,188
*	SVB Financial Group	588,811	75,827
	Duke Realty Corp.	4,196,518	70,837
*	Signature Bank/New York NY	562,902	70,695
	Extra Space Storage Inc.	1,411,722	68,483
	CBOE Holdings Inc.	1,109,809	62,815
	BRE Properties Inc.	991,991	62,277
	Kilroy Realty Corp.	1,053,895	61,737
*	Howard Hughes Corp.	430,857	61,488
	DDR Corp.	3,686,798	60,758
	Regency Centers Corp.	1,184,810	60,496
	Taubman Centers Inc.	769,519	54,474
	BioMed Realty Trust Inc.	2,471,096	50,633
	American Campus Communities Inc.	1,344,599	50,221
	Douglas Emmett Inc.	1,745,572	47,375
	Home Properties Inc.	732,432	44,034
*	E*TRADE Financial Corp.	1,849,594	42,578
	Weingarten Realty Investors	1,408,427	42,253
	LaSalle Hotel Properties	1,334,400	41,780
	Equity Lifestyle Properties Inc.	1,015,801	41,292
	Tanger Factory Outlet Centers Inc.	1,163,502	40,723
	RLJ Lodging Trust	1,498,479	40,069
*	Stifel Financial Corp.	794,737	39,546
*	Portfolio Recovery Associates Inc.	639,069	36,977
*	Texas Capital Bancshares Inc.	547,730	35,570
	Healthcare Trust of America Inc. Class A	3,039,814	34,623
	Post Properties Inc.	695,772	34,162
	Financial Engines Inc.	653,184	33,169
	Sunstone Hotel Investors Inc.	2,341,953	32,155
*,^ Zillow Inc. Class A		338,192	29,795
	Healthcare Realty Trust Inc.	1,229,447	29,691
	CubeSmart	1,707,041	29,293
	Sovran Self Storage Inc.	396,350	29,112
	Medical Properties Trust Inc.	2,180,499	27,889

	Pebblebrook Hotel Trust	818,346	27,636
	MarketAxess Holdings Inc.	459,744	27,226
	Colony Financial Inc.	1,185,126	26,014
	Lexington Realty Trust	2,348,699	25,624
*	Strategic Hotels & Resorts Inc.	2,501,501	25,490
	Alexander & Baldwin Inc.	592,328	25,209
	Spirit Realty Capital Inc.	2,256,647	24,778
*	Altisource Portfolio Solutions SA	202,822	24,675
	Home BancShares Inc./AR	709,004	24,404
	Chambers Street Properties	3,028,962	23,535
^	Ryman Hospitality Properties Inc.	549,968	23,385
*	Western Alliance Bancorp	948,399	23,331
	Sun Communities Inc.	491,140	22,145
	Evercore Partners Inc. Class A	400,031	22,102
	Artisan Partners Asset Management Inc. Class A	339,675	21,824
	Gaming and Leisure Properties Inc.	567,430	20,688
*	Hilltop Holdings Inc.	868,215	20,655
	DuPont Fabros Technology Inc.	849,173	20,440
	Washington REIT	852,963	20,369
*	Virtus Investment Partners Inc.	116,565	20,186
	PS Business Parks Inc.	240,817	20,137
	Chimera Investment Corp.	6,580,466	20,136
	Kennedy-Wilson Holdings Inc.	883,188	19,881
	Equity One Inc.	841,476	18,799
	Glimcher Realty Trust	1,858,007	18,636
	Greenhill & Co. Inc.	346,017	17,986
*	WisdomTree Investments Inc.	1,361,355	17,861
*	First Cash Financial Services Inc.	352,147	17,769
	Investors Bancorp Inc.	629,379	17,396
	Hudson Pacific Properties Inc.	731,094	16,866
	Radian Group Inc.	1,109,608	16,677
	Chesapeake Lodging Trust	645,943	16,620
	DCT Industrial Trust Inc.	2,079,843	16,389
	Education Realty Trust Inc.	1,493,929	14,745
	HFF Inc. Class A	435,189	14,627
	Hersha Hospitality Trust Class A	2,467,051	14,383
*	Encore Capital Group Inc.	311,005	14,213
	Ramco-Gershenson Properties Trust	868,089	14,150
	STAG Industrial Inc.	578,977	13,953
	Sabra Health Care REIT Inc.	496,858	13,857
*	Walter Investment Management Corp.	460,922	13,749
	ViewPoint Financial Group Inc.	465,997	13,444
	Retail Opportunity Investments Corp.	897,771	13,413
	FelCor Lodging Trust Inc.	1,457,921	13,180
*	TFS Financial Corp.	992,952	12,342
	Investors Real Estate Trust	1,369,930	12,302
*	Altisource Asset Management Corp.	10,767	11,571
	NRG Yield Inc. Class A	292,540	11,564
	Altisource Residential Corp.	345,863	10,915
*	Credit Acceptance Corp.	74,566	10,600
	National Bank Holdings Corp. Class A	505,275	10,141
	Alexander's Inc.	26,692	9,636
*,^ Nationstar Mortgage Holdings Inc.		289,288	9,390
^	Cohen & Steers Inc.	232,108	9,249
*	Capital Bank Financial Corp.	359,769	9,034
*	PICO Holdings Inc.	297,332	7,728
*	Springleaf Holdings Inc.	300,902	7,568

	Silver Bay Realty Trust Corp.	483,309	7,501
*	Tejon Ranch Co.	210,762	7,130
*	Trulia Inc.	212,742	7,063
*	Ladder Capital Corp. Class A	373,890	7,059
*	MoneyGram International Inc.	383,071	6,761
	Universal Health Realty Income Trust	149,392	6,310
*	St. Joe Co.	324,927	6,255
	Aviv REIT Inc.	196,589	4,807
	GAMCO Investors Inc.	60,373	4,688
*	PennyMac Financial Services Inc. Class A	267,992	4,459
	Employers Holdings Inc.	203,014	4,107
*	NewStar Financial Inc.	286,528	3,971
*,^ Blackhawk Network Holdings Inc.		157,856	3,850
*	Forestar Group Inc.	215,505	3,836
	Northfield Bancorp Inc.	264,872	3,406
	Urstadt Biddle Properties Inc. Class A	152,461	3,150
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	28,628	104
			2,770,405
Health Care (14.3%)
	Cooper Cos. Inc.	614,382	84,391
*	Alkermes plc	1,850,864	81,605
*	MEDNAX Inc.	1,299,941	80,570
*	Salix Pharmaceuticals Ltd.	772,418	80,030
*	Cubist Pharmaceuticals Inc.	959,822	70,211
*	Isis Pharmaceuticals Inc.	1,504,816	65,023
*	Medivation Inc.	979,537	63,053
*	Seattle Genetics Inc.	1,262,512	57,520
*	United Therapeutics Corp.	582,984	54,818
*	Sirona Dental Systems Inc.	709,447	52,974
*	Jazz Pharmaceuticals plc	354,054	49,100
	Questcor Pharmaceuticals Inc.	738,594	47,957
*	Align Technology Inc.	888,798	46,031
*	Cepheid Inc.	890,027	45,908
*	Centene Corp.	702,408	43,725
*	Brookdale Senior Living Inc. Class A	1,276,621	42,780
	Techne Corp.	473,570	40,429
*	PAREXEL International Corp.	725,040	39,217
*	DexCom Inc.	932,635	38,574
	West Pharmaceutical Services Inc.	855,744	37,696
*	NPS Pharmaceuticals Inc.	1,184,923	35,465
*	Puma Biotechnology Inc.	328,022	34,160
*	Insulet Corp.	705,213	33,441
*,^ Myriad Genetics Inc.		934,561	31,953
*	Theravance Inc.	1,003,853	31,059
*	Bruker Corp.	1,287,929	29,352
*	Pacira Pharmaceuticals Inc./DE	410,250	28,713
*	Thoratec Corp.	727,165	26,040
*,^ OPKO Health Inc.		2,671,018	24,894
	Healthcare Services Group Inc.	852,947	24,787
*	ACADIA Pharmaceuticals Inc.	1,001,471	24,366
*	Air Methods Corp.	450,729	24,082
*	Medicines Co.	836,980	23,787
*	NuVasive Inc.	588,828	22,617
*	Impax Laboratories Inc.	848,573	22,419
*	Haemonetics Corp.	664,500	21,656
*	HMS Holdings Corp.	1,120,439	21,344
*	Cyberonics Inc.	326,422	21,299

*	Globus Medical Inc.	796,150	21,170
*	Acadia Healthcare Co. Inc.	453,157	20,446
*	Akorn Inc.	927,563	20,406
*	Acorda Therapeutics Inc.	529,069	20,057
*	Neogen Corp.	445,279	20,015
*	Nektar Therapeutics	1,631,223	19,770
*	HeartWare International Inc.	208,005	19,507
*	Ironwood Pharmaceuticals Inc. Class A	1,496,909	18,442
*	Masimo Corp.	653,597	17,850
*,^ Arena Pharmaceuticals Inc.		2,808,131	17,691
*	Auxilium Pharmaceuticals Inc.	637,072	17,316
*	ARIAD Pharmaceuticals Inc.	2,147,567	17,309
*	Emeritus Corp.	532,290	16,735
*	ImmunoGen Inc.	1,097,218	16,381
*	Halozyme Therapeutics Inc.	1,276,481	16,211
*	Aegerion Pharmaceuticals Inc.	339,190	15,643
	Cantel Medical Corp.	423,060	14,266
*	ArthroCare Corp.	292,638	14,102
	Analogic Corp.	160,952	13,216
*	Volcano Corp.	665,491	13,117
*	Exact Sciences Corp.	918,479	13,015
*	ABIOMED Inc.	459,010	11,953
*,^ MannKind Corp.		2,899,006	11,654
*	Intrexon Corp.	435,402	11,447
	Meridian Bioscience Inc.	513,351	11,186
	Ensign Group Inc.	255,536	11,152
*	IPC The Hospitalist Co. Inc.	221,950	10,893
*	Abaxis Inc.	274,456	10,671
*,^ Sarepta Therapeutics Inc.		435,338	10,461
*	ICU Medical Inc.	173,837	10,409
*	Quidel Corp.	378,416	10,331
*	Endologix Inc.	790,759	10,177
*	Keryx Biopharmaceuticals Inc.	571,773	9,743
*	Emergent Biosolutions Inc.	381,474	9,640
*,^ Idenix Pharmaceuticals Inc.		1,575,169	9,498
*	Tornier NV	444,080	9,423
*,^ Bio-Reference Labs Inc.		326,506	9,038
*	NxStage Medical Inc.	705,615	8,990
*	Luminex Corp.	494,109	8,948
*	Accuray Inc.	928,906	8,917
*,^ Exelixis Inc.		2,291,455	8,112
*	Ligand Pharmaceuticals Inc.	118,896	7,997
*	Merit Medical Systems Inc.	532,522	7,615
*	Corvel Corp.	150,934	7,510
*	Healthways Inc.	427,330	7,324
*	Momenta Pharmaceuticals Inc.	617,122	7,189
*	HealthStream Inc.	268,044	7,157
*,^ Vivus Inc.		1,133,723	6,734
*	Sagent Pharmaceuticals Inc.	269,568	6,300
*,^ Dendreon Corp.		1,955,086	5,846
*,^ Merrimack Pharmaceuticals Inc.		1,121,670	5,653
*	Spectrum Pharmaceuticals Inc.	697,741	5,470
*	Lannett Co. Inc.	145,983	5,215
*	Genomic Health Inc.	180,933	4,766
*,^ Sequenom Inc.		1,510,222	3,700
*	Epizyme Inc.	146,453	3,335
*	BioScrip Inc.	422,729	2,951

*	Insys Therapeutics Inc.	64,221	2,661
*	Surgical Care Affiliates Inc.	74,951	2,305
*	Relypsa Inc.	73,500	2,191
*	Acceleron Pharma Inc.	59,114	2,039
*	Cubist Pharmaceuticals Inc. Rights	287,515	187
*	Wright Medical Group Inc. CVR	165,303	136
			2,272,635
Industrials (18.2%)
	Lincoln Electric Holdings Inc.	1,039,917	74,884
	Acuity Brands Inc.	552,757	73,279
*	Kirby Corp.	657,190	66,540
	Waste Connections Inc.	1,506,738	66,086
*	CoStar Group Inc.	351,790	65,693
*	Genesee & Wyoming Inc. Class A	667,091	64,921
	Jack Henry & Associates Inc.	1,096,961	61,167
	Graco Inc.	780,948	58,368
	FEI Co.	541,890	55,825
*	Hexcel Corp.	1,269,313	55,266
	MSC Industrial Direct Co. Inc. Class A	615,956	53,292
*	Vantiv Inc. Class A	1,728,143	52,224
*	Old Dominion Freight Line Inc.	884,593	50,192
	Nordson Corp.	701,910	49,478
	Valmont Industries Inc.	327,112	48,687
	Eagle Materials Inc.	545,088	48,327
*	WEX Inc.	499,104	47,440
	Air Lease Corp. Class A	1,241,340	46,290
	AO Smith Corp.	1,001,279	46,079
	Toro Co.	723,752	45,734
	Wabtec Corp./DE	585,036	45,340
*	Zebra Technologies Corp.	646,353	44,863
	Fortune Brands Home & Security Inc.	1,063,356	44,746
	Packaging Corp. of America	629,388	44,290
	MAXIMUS Inc.	869,113	38,988
	CLARCOR Inc.	645,600	37,025
*	Colfax Corp.	509,977	36,377
*	Clean Harbors Inc.	661,045	36,219
*	Genpact Ltd.	2,077,355	36,188
*	Cognex Corp.	1,056,633	35,778
	Landstar System Inc.	582,640	34,504
*	MasTec Inc.	792,154	34,411
	Watsco Inc.	327,045	32,675
	Woodward Inc.	774,625	32,170
	Corporate Executive Board Co.	430,714	31,972
*,^ IPG Photonics Corp.		432,449	30,738
*	Advisory Board Co.	462,865	29,739
*	DigitalGlobe Inc.	965,961	28,023
	Manitowoc Co. Inc.	859,932	27,045
*	USG Corp.	792,753	25,939
*	NeuStar Inc. Class A	783,539	25,473
*	MWI Veterinary Supply Inc.	156,332	24,328
*	On Assignment Inc.	622,471	24,021
*	Outerwall Inc.	325,235	23,580
*	Navistar International Corp.	679,383	23,011
*	WageWorks Inc.	401,228	22,513
*	Cardtronics Inc.	569,729	22,134
	Franklin Electric Co. Inc.	519,118	22,073
	Triumph Group Inc.	335,601	21,673

*	Coherent Inc.	318,089	20,787
	Mueller Industries Inc.	689,368	20,674
*	Veeco Instruments Inc.	489,128	20,509
	EVERTEC Inc.	805,371	19,893
	HEICO Corp.	327,171	19,683
*	HD Supply Holdings Inc.	737,975	19,298
*	Huron Consulting Group Inc.	298,193	18,899
*	RBC Bearings Inc.	296,567	18,891
*,^ Vistaprint NV		383,004	18,851
	Simpson Manufacturing Co. Inc.	526,768	18,611
	National Instruments Corp.	646,221	18,540
	Heartland Payment Systems Inc.	446,503	18,508
*	TriMas Corp.	547,632	18,181
	Forward Air Corp.	393,425	18,141
*	Hub Group Inc. Class A	447,787	17,907
*	Proto Labs Inc.	262,035	17,732
*	Knowles Corp.	544,806	17,200
	HEICO Corp. Class A	388,379	16,860
*	Universal Display Corp.	505,546	16,132
*	Imperva Inc.	284,110	15,825
	Tennant Co.	236,766	15,537
	Raven Industries Inc.	466,216	15,269
*	Louisiana-Pacific Corp.	904,585	15,260
*	LifeLock Inc.	882,190	15,094
*	Trex Co. Inc.	203,664	14,900
	Sturm Ruger & Co. Inc.	247,778	14,817
*	OSI Systems Inc.	242,480	14,515
*	Rogers Corp.	232,430	14,508
*	ExamWorks Group Inc.	404,653	14,167
	AZZ Inc.	314,202	14,039
^	Lindsay Corp.	158,885	14,010
	Primoris Services Corp.	462,334	13,861
*	Measurement Specialties Inc.	197,572	13,405
	Sun Hydraulics Corp.	291,619	12,630
*	ExlService Holdings Inc.	395,594	12,228
*	Wabash National Corp.	884,865	12,176
	Exponent Inc.	161,897	12,152
*	FARO Technologies Inc.	224,390	11,893
*	DXP Enterprises Inc.	119,534	11,347
*	II-VI Inc.	733,446	11,317
*	Team Inc.	247,215	10,596
*,^ Smith & Wesson Holding Corp.		703,612	10,287
	Quanex Building Products Corp.	485,894	10,048
	AAON Inc.	359,724	10,025
*	EnPro Industries Inc.	135,959	9,880
	Badger Meter Inc.	179,094	9,868
*	RPX Corp.	604,973	9,849
*	Aerovironment Inc.	237,666	9,566
*	Roadrunner Transportation Systems Inc.	368,626	9,304
	Mueller Water Products Inc. Class A	968,382	9,200
*	XPO Logistics Inc.	312,405	9,188
*	Thermon Group Holdings Inc.	393,618	9,124
	American Railcar Industries Inc.	125,841	8,813
*	GrafTech International Ltd.	738,685	8,066
	Gorman-Rupp Co.	240,070	7,632
	Griffon Corp.	575,708	6,874
	Apogee Enterprises Inc.	179,042	5,950

	Landauer Inc.	124,313	5,635
*	Bazaarvoice Inc.	693,780	5,065
	Acacia Research Corp.	309,291	4,726
*	Mistras Group Inc.	204,183	4,649
*,^ Nuverra Environmental Solutions Inc.		203,854	4,136
*	InnerWorkings Inc.	535,587	4,103
*	M/A-COM Technology Solutions Holdings Inc.	152,328	3,130
*	Higher One Holdings Inc.	398,308	2,880
*	Ply Gem Holdings Inc.	131,834	1,665
	Electro Scientific Industries Inc.	162,660	1,602
*	TriNet Group Inc.	12,963	276
			2,881,992
Oil & Gas (6.5%)
*	Gulfport Energy Corp.	1,093,955	77,868
*	Dril-Quip Inc.	495,932	55,594
*	Oasis Petroleum Inc.	1,104,034	46,071
*	Kodiak Oil & Gas Corp.	3,416,685	41,479
*	Atwood Oceanics Inc.	782,787	39,445
*,^ SandRidge Energy Inc.		6,023,817	36,986
*	Rosetta Resources Inc.	785,643	36,595
	SemGroup Corp. Class A	543,665	35,708
	CARBO Ceramics Inc.	251,416	34,693
*	Diamondback Energy Inc.	485,677	32,691
*	Chart Industries Inc.	389,297	30,969
	Tidewater Inc.	635,716	30,908
*	PDC Energy Inc.	457,925	28,510
*	Carrizo Oil & Gas Inc.	524,141	28,021
*	Laredo Petroleum Inc.	1,004,741	25,983
	Targa Resources Corp.	244,154	24,235
*	Forum Energy Technologies Inc.	654,329	20,271
	Energy XXI Bermuda Ltd.	855,533	20,165
*	EPL Oil & Gas Inc.	476,942	18,410
*	Flotek Industries Inc.	631,539	17,588
*,^ SunPower Corp. Class A		544,851	17,577
*	Matador Resources Co.	714,415	17,496
*	Hornbeck Offshore Services Inc.	416,046	17,395
*	Rice Energy Inc.	653,839	17,255
	RPC Inc.	842,466	17,203
*	Bonanza Creek Energy Inc.	386,803	17,174
*	Magnum Hunter Resources Corp.	1,981,437	16,842
*	Athlon Energy Inc.	473,447	16,784
*	C&J Energy Services Inc.	572,595	16,697
*	Bill Barrett Corp.	604,612	15,478
*	Sanchez Energy Corp.	509,892	15,108
*	Penn Virginia Corp.	837,516	14,648
	Gulfmark Offshore Inc.	309,079	13,890
*,^ Halcon Resources Corp.		2,957,540	12,806
	Comstock Resources Inc.	555,857	12,701
*	Rex Energy Corp.	632,962	11,843
*	Northern Oil and Gas Inc.	761,831	11,138
*	Geospace Technologies Corp.	161,296	10,673
*	Approach Resources Inc.	460,656	9,632
*	RSP Permian Inc.	278,788	8,054
*,^ Solazyme Inc.		666,326	7,736
*,^ Goodrich Petroleum Corp.		458,091	7,247
*	ION Geophysical Corp.	1,677,769	7,063
*	Resolute Energy Corp.	905,779	6,522

	Pattern Energy Group Inc.	232,600	6,310
*	EP Energy Corp. Class A	234,436	4,588
*,^ Quicksilver Resources Inc.		1,616,484	4,251
*	PetroQuest Energy Inc.	716,413	4,084
*	Jones Energy Inc.	147,262	2,230
*,^ Midstates Petroleum Co. Inc.		402,118	2,155
*	Vantage Drilling Co.	1,190,130	2,035
			1,026,805
Technology (16.7%)
*	athenahealth Inc.	479,895	76,898
	IAC/InterActiveCorp	980,761	70,017
*	SunEdison Inc.	3,257,209	61,366
*	Cadence Design Systems Inc.	3,709,671	57,648
*	Concur Technologies Inc.	581,362	57,596
	Solera Holdings Inc.	885,131	56,064
*	PTC Inc.	1,530,693	54,232
*	Aspen Technology Inc.	1,187,023	50,282
*	Palo Alto Networks Inc.	712,864	48,902
*	Ultimate Software Group Inc.	344,940	47,257
*	Atmel Corp.	5,186,497	43,359
*	JDS Uniphase Corp.	2,953,816	41,353
*	Guidewire Software Inc.	828,333	40,630
*	Allscripts Healthcare Solutions Inc.	2,182,784	39,356
*	Riverbed Technology Inc.	1,973,881	38,905
*	CommVault Systems Inc.	578,994	37,606
*	Fortinet Inc.	1,668,435	36,756
*	ViaSat Inc.	532,304	36,750
*	SS&C Technologies Holdings Inc.	900,547	36,040
*	Medidata Solutions Inc.	659,077	35,814
*	SolarWinds Inc.	816,588	34,811
*	Manhattan Associates Inc.	979,002	34,294
*	Tableau Software Inc. Class A	442,913	33,697
*	Tyler Technologies Inc.	401,778	33,621
*	Finisar Corp.	1,239,354	32,855
	Mentor Graphics Corp.	1,467,853	32,322
*	ACI Worldwide Inc.	492,388	29,144
*	Ciena Corp.	1,277,540	29,051
*	Qlik Technologies Inc.	1,084,305	28,832
*	TriQuint Semiconductor Inc.	2,103,341	28,164
*	Cavium Inc.	639,806	27,979
*	Dealertrack Technologies Inc.	565,465	27,815
*	Freescale Semiconductor Ltd.	1,132,315	27,640
*	Informatica Corp.	699,370	26,422
*	Electronics For Imaging Inc.	601,423	26,048
*	Sapient Corp.	1,526,166	26,036
*	Silicon Laboratories Inc.	498,072	26,024
*	Cornerstone OnDemand Inc.	541,122	25,904
*	MICROS Systems Inc.	481,825	25,503
	Hittite Microwave Corp.	401,944	25,339
*	International Rectifier Corp.	912,606	25,005
	Fair Isaac Corp.	449,237	24,852
*	Demandware Inc.	385,312	24,683
	Plantronics Inc.	550,669	24,477
*	Aruba Networks Inc.	1,299,023	24,357
	Power Integrations Inc.	368,047	24,210
*	Integrated Device Technology Inc.	1,920,483	23,488
*	Semtech Corp.	879,111	22,277

*	Entegris Inc.	1,776,822	21,517
*,^ InvenSense Inc.		899,897	21,301
*	Web.com Group Inc.	624,543	21,253
	MKS Instruments Inc.	683,749	20,437
*	TIBCO Software Inc.	985,223	20,020
	Cogent Communications Group Inc.	545,736	19,390
	Blackbaud Inc.	598,519	18,734
*	MedAssets Inc.	751,856	18,578
*	Ubiquiti Networks Inc.	393,476	17,891
*	Bottomline Technologies de Inc.	500,324	17,586
	InterDigital Inc./PA	518,080	17,154
*	Monolithic Power Systems Inc.	441,291	17,109
*	Netscout Systems Inc.	449,889	16,907
*	Syntel Inc.	187,128	16,823
*	Advanced Micro Devices Inc.	3,955,545	15,862
	Advent Software Inc.	532,626	15,638
	Monotype Imaging Holdings Inc.	499,705	15,061
*	Interactive Intelligence Group Inc.	207,206	15,022
*	Rambus Inc.	1,395,613	15,003
*	FleetMatics Group plc	448,376	14,998
*	EPAM Systems Inc.	447,869	14,735
	NIC Inc.	749,637	14,475
	Tessera Technologies Inc.	612,141	14,465
*	ATMI Inc.	403,720	13,731
*	Synchronoss Technologies Inc.	398,556	13,666
*	Infinera Corp.	1,485,998	13,493
*	MicroStrategy Inc. Class A	116,139	13,401
*,^ Gogo Inc.		646,697	13,283
*	iGATE Corp.	420,425	13,260
*	LogMeIn Inc.	294,628	13,226
*	EchoStar Corp. Class A	274,660	13,063
*	Shutterstock Inc.	179,747	13,051
*	Infoblox Inc.	624,890	12,535
*	Fusion-io Inc.	1,172,314	12,333
*	Advanced Energy Industries Inc.	497,998	12,201
*	RealPage Inc.	661,613	12,015
*	Lattice Semiconductor Corp.	1,525,209	11,958
*	Diodes Inc.	451,313	11,788
*	Ixia	830,903	10,386
*	Sonus Networks Inc.	3,050,401	10,280
*	Ultratech Inc.	346,710	10,120
*	Blucora Inc.	513,392	10,109
	Quality Systems Inc.	591,440	9,984
*	Comverse Inc.	288,568	9,979
*	Ellie Mae Inc.	342,490	9,877
*	BroadSoft Inc.	363,689	9,721
*	Applied Micro Circuits Corp.	968,159	9,585
*	ICG Group Inc.	465,836	9,512
*	Ruckus Wireless Inc.	780,710	9,493
*,^ Veeva Systems Inc. Class A		348,092	9,294
*	Cray Inc.	246,155	9,187
	Brooks Automation Inc.	829,393	9,065
	Computer Programs & Systems Inc.	138,955	8,977
*	Marketo Inc.	257,533	8,414
*	Tangoe Inc.	451,302	8,390
*	Cirrus Logic Inc.	398,707	7,922
	Pegasystems Inc.	224,045	7,913

*	Gigamon Inc.			258,872	7,867
*	LivePerson Inc.			638,823	7,711
*,^ VirnetX Holding Corp.				537,090	7,616
*	Cvent Inc.			209,429	7,571
*	Envestnet Inc.			184,225	7,402
*	Super Micro Computer Inc.			419,640	7,289
*	ChannelAdvisor Corp.			187,000	7,057
*	Silicon Image Inc.			1,011,353	6,978
*	Proofpoint Inc.			173,704	6,441
*	OmniVision Technologies Inc.			358,420	6,344
*,^ Millennial Media Inc.				887,389	6,141
*,^ Textura Corp.				226,004	5,698
	Forrester Research Inc.			154,945	5,555
*	Silicon Graphics International Corp.			447,369	5,494
*	Ceva Inc.			287,517	5,049
*	Entropic Communications Inc.			1,181,335	4,832
*,^ Rocket Fuel Inc.				112,152	4,809
*	Inphi Corp.			295,672	4,757
*	Vocera Communications Inc.			277,281	4,528
*	RingCentral Inc. Class A			225,952	4,090
^	Ebix Inc.			212,233	3,623
*	Jive Software Inc.			451,178	3,614
*	Quantum Corp.			2,754,348	3,360
*	Calix Inc.			240,972	2,031
*	Nimble Storage Inc.			15,462	586
					2,649,295
Telecommunications (0.7%)
*	tw telecom inc Class A			1,804,602	56,412
*	Level 3 Communications Inc.			1,131,836	44,300
*	Cincinnati Bell Inc.			2,727,910	9,439
*	Intelsat SA			135,754	2,541
					112,692
Utilities (0.6%)
	ITC Holdings Corp.			2,022,273	75,532
*	Dynegy Inc. Class A			551,876	13,764
	Ormat Technologies Inc.			118,678	3,562
	Atlantic Power Corp.			785,973	2,279
					95,137
Total Common Stocks (Cost $11,874,539)					15,819,744
		Coupon
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.4%)
[2,3] Vanguard Market Liquidity Fund		0.122%		224,487,690	224,488

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes		0.120%	5/28/14	1,500	1,499
[4,5] Federal Home Loan Bank Discount Notes		0.125%	5/30/14	1,200	1,200
					2,699
Total Temporary Cash Investments (Cost $227,187)					227,187

Total Investments (101.2%) (Cost $12,101,726)	16,046,931
Other Assets and Liabilities-Net (-1.2%)[3]	(186,442)
Net Assets (100%)	15,860,489

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $160,020,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $169,227,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,800,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,819,744	—	—
Temporary Cash Investments	224,488	2,699	—
Futures Contracts—Assets[1]	752	—	—
Total	16,044,984	2,699	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing

Small-Cap Growth Index Fund

transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2014	320	37,456	(522)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2014, the cost of investment securities for tax purposes was $12,101,726,000. Net unrealized appreciation of investment securities for tax purposes was $3,945,205,000, consisting of unrealized gains of $4,323,001,000 on securities that had risen in value since their purchase and $377,796,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Value Index Fund

Schedule of Investments
As of March 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (5.9%)
	RPM International Inc.	1,165,242	48,754
	Rockwood Holdings Inc.	648,061	48,216
	Allegheny Technologies Inc.	896,794	33,791
	United States Steel Corp.	1,202,115	33,190
	Steel Dynamics Inc.	1,852,596	32,958
	Domtar Corp.	279,531	31,369
	Cytec Industries Inc.	312,135	30,467
	PolyOne Corp.	828,819	30,385
	Cabot Corp.	506,688	29,925
	Axiall Corp.	611,623	27,474
^	Cliffs Natural Resources Inc.	1,339,214	27,400
	Sensient Technologies Corp.	439,289	24,780
	Compass Minerals International Inc.	293,188	24,194
	HB Fuller Co.	437,604	21,128
	Minerals Technologies Inc.	301,342	19,455
	Commercial Metals Co.	1,025,844	19,368
	Olin Corp.	692,336	19,115
	Worthington Industries Inc.	461,708	17,660
*	SunCoke Energy Inc.	579,434	13,234
	Tronox Ltd. Class A	518,373	12,322
*	Resolute Forest Products Inc.	579,235	11,637
*	Cloud Peak Energy Inc.	532,993	11,267
	Innophos Holdings Inc.	195,667	11,094
*	Clearwater Paper Corp.	173,946	10,901
	Stepan Co.	166,170	10,728
	Kaiser Aluminum Corp.	149,779	10,697
*	Chemtura Corp.	422,240	10,678
	AMCOL International Corp.	227,866	10,432
	PH Glatfelter Co.	377,699	10,281
	OM Group Inc.	280,116	9,305
	Innospec Inc.	202,568	9,162
	Arch Coal Inc.	1,858,816	8,959
	A Schulman Inc.	241,449	8,755
	Quaker Chemical Corp.	109,770	8,653
*	Alpha Natural Resources Inc.	1,936,193	8,229
^,* AK Steel Holding Corp.		1,137,540	8,213
*	Intrepid Potash Inc.	497,777	7,696
*	Kraton Performance Polymers Inc.	285,194	7,455
	Koppers Holdings Inc.	171,169	7,057
*	LSB Industries Inc.	167,219	6,257
*	Century Aluminum Co.	426,721	5,637
*	Platform Specialty Products Corp.	293,961	5,600
	Tredegar Corp.	225,584	5,191
*	Ferro Corp.	379,252	5,181
	Hecla Mining Co.	1,495,933	4,593
^	Walter Energy Inc.	546,447	4,131
	Kronos Worldwide Inc.	203,302	3,391
	FutureFuel Corp.	94,262	1,914

	NL Industries Inc.	63,521	689
			768,968
Consumer Goods (7.3%)
	Hanesbrands Inc.	870,150	66,549
	Snap-on Inc.	508,578	57,713
	Goodyear Tire & Rubber Co.	2,170,206	56,707
	Ingredion Inc.	651,820	44,376
	Hillshire Brands Co.	1,070,578	39,890
	Leggett & Platt Inc.	1,214,630	39,646
*	Visteon Corp.	423,277	37,435
	Tupperware Brands Corp.	396,453	33,207
*	Tenneco Inc.	532,906	30,946
	Dana Holding Corp.	1,295,012	30,135
	Scotts Miracle-Gro Co. Class A	407,362	24,963
	Thor Industries Inc.	396,553	24,214
*	TreeHouse Foods Inc.	303,653	21,860
*	Helen of Troy Ltd.	266,553	18,453
*	Take-Two Interactive Software Inc.	814,290	17,857
*	Iconix Brand Group Inc.	403,343	15,839
	Herman Miller Inc.	490,651	15,765
	Spectrum Brands Holdings Inc.	184,521	14,706
	Sanderson Farms Inc.	181,535	14,249
	Andersons Inc.	234,470	13,890
	Pinnacle Foods Inc.	461,502	13,780
	KB Home	793,450	13,481
	Cooper Tire & Rubber Co.	542,620	13,186
	HNI Corp.	354,231	12,951
*	Skechers U.S.A. Inc. Class A	349,798	12,782
	La-Z-Boy Inc.	457,893	12,409
	Dean Foods Co.	788,757	12,194
	Steelcase Inc. Class A	716,597	11,903
	Universal Corp.	203,182	11,356
*	American Axle & Manufacturing Holdings Inc.	595,555	11,030
	Schweitzer-Mauduit International Inc.	255,293	10,873
	Columbia Sportswear Co.	121,302	10,026
	Jones Group Inc.	655,809	9,817
	Fresh Del Monte Produce Inc.	344,586	9,500
*	Pilgrim's Pride Corp.	453,543	9,488
^,* Eastman Kodak Co.		274,117	9,156
	Briggs & Stratton Corp.	391,085	8,702
*	Post Holdings Inc.	156,804	8,643
	Titan International Inc.	445,592	8,462
^,* Cooper-Standard Holding Inc.		117,409	8,295
*	Quiksilver Inc.	1,045,082	7,849
	Cal-Maine Foods Inc.	123,195	7,734
	Knoll Inc.	402,287	7,318
	Movado Group Inc.	156,198	7,115
*	Seaboard Corp.	2,601	6,818
*	Elizabeth Arden Inc.	220,620	6,510
*	ACCO Brands Corp.	992,905	6,116
*	Modine Manufacturing Co.	415,393	6,085
*	Crocs Inc.	386,642	6,032
	Inter Parfums Inc.	148,195	5,366
	Tootsie Roll Industries Inc.	168,062	5,032
*	Federal-Mogul Corp.	261,960	4,901
*	Chiquita Brands International Inc.	388,382	4,835
*	Hovnanian Enterprises Inc. Class A	984,391	4,656

	Superior Industries International Inc.	212,944	4,363
	National Presto Industries Inc.	45,379	3,541
*	Taylor Morrison Home Corp. Class A	143,450	3,371
*	Diamond Foods Inc.	93,907	3,280
	Ethan Allen Interiors Inc.	113,624	2,892
*	Revlon Inc. Class A	92,324	2,359
*	Central Garden and Pet Co. Class A	280,077	2,316
*	Vince Holding Corp.	48,155	1,269
*	Central Garden and Pet Co.	74,642	607
			946,799
Consumer Services (12.3%)
	Foot Locker Inc.	1,283,811	60,313
	Alaska Air Group Inc.	600,970	56,076
	Gannett Co. Inc.	1,989,225	54,903
*	Rite Aid Corp.	8,455,700	53,017
	Omnicare Inc.	873,104	52,098
*	Avis Budget Group Inc.	935,776	45,572
	GameStop Corp. Class A	1,012,765	41,625
	KAR Auction Services Inc.	1,217,054	36,938
	Service Corp. International	1,764,434	35,077
	Brinker International Inc.	587,223	30,800
*	Apollo Education Group Inc.	883,376	30,247
	Cablevision Systems Corp. Class A	1,774,138	29,930
	Graham Holdings Co. Class B	38,076	26,796
	Cinemark Holdings Inc.	908,489	26,355
	Abercrombie & Fitch Co.	668,415	25,734
*	Starz	786,881	25,400
*	Acxiom Corp.	667,890	22,972
	Casey's General Stores Inc.	336,764	22,762
*	VCA Antech Inc.	695,042	22,401
	Wendy's Co.	2,403,502	21,920
*	Jack in the Box Inc.	366,739	21,616
	John Wiley & Sons Inc. Class A	367,603	21,189
	Dillard's Inc. Class A	227,058	20,980
^,* JC Penney Co. Inc.		2,397,376	20,665
	Cracker Barrel Old Country Store Inc.	208,487	20,273
	New York Times Co. Class A	1,175,418	20,123
	CST Brands Inc.	628,065	19,621
	Men's Wearhouse Inc.	394,178	19,307
*	JetBlue Airways Corp.	2,197,350	19,095
^,* Dolby Laboratories Inc. Class A		424,149	18,875
	DeVry Education Group Inc.	443,142	18,785
*	Big Lots Inc.	485,029	18,368
	Aaron's Inc.	597,983	18,083
	American Eagle Outfitters Inc.	1,433,027	17,540
*	Office Depot Inc.	4,191,902	17,313
	Sinclair Broadcast Group Inc. Class A	629,616	17,056
	Hillenbrand Inc.	523,755	16,933
*	Beacon Roofing Supply Inc.	431,039	16,664
	Dun & Bradstreet Corp.	164,444	16,337
	SeaWorld Entertainment Inc.	530,371	16,033
*	Murphy USA Inc.	388,376	15,764
*	Conversant Inc.	559,794	15,758
	Guess? Inc.	556,889	15,370
	Penske Automotive Group Inc.	355,088	15,184
	International Game Technology	1,078,931	15,170
*	Asbury Automotive Group Inc.	269,716	14,918

	Meredith Corp.	318,287	14,778
	Chemed Corp.	147,424	13,187
	Regal Entertainment Group Class A	695,396	12,990
	Lithia Motors Inc. Class A	194,087	12,899
	Group 1 Automotive Inc.	190,895	12,534
*	SUPERVALU Inc.	1,817,854	12,434
	AMERCO	51,474	11,948
	Choice Hotels International Inc.	256,495	11,799
	Rent-A-Center Inc.	438,703	11,669
	Buckle Inc.	253,746	11,622
*	Express Inc.	697,865	11,082
	DineEquity Inc.	141,672	11,060
*	Sonic Corp.	469,660	10,704
	Bob Evans Farms Inc.	205,259	10,269
	Brown Shoe Co. Inc.	359,056	9,529
*	Susser Holdings Corp.	150,254	9,386
	Matthews International Corp. Class A	227,297	9,276
	Children's Place Retail Stores Inc.	185,316	9,231
*	Caesars Entertainment Corp.	484,541	9,211
*	Rush Enterprises Inc. Class A	253,004	8,218
	International Speedway Corp. Class A	232,236	7,894
	Scholastic Corp.	224,547	7,742
	National CineMedia Inc.	510,861	7,663
*	Penn National Gaming Inc.	613,964	7,564
*	Barnes & Noble Inc.	339,915	7,104
	Sonic Automotive Inc. Class A	300,295	6,751
	Cato Corp. Class A	240,209	6,495
	Stage Stores Inc.	258,879	6,330
*	Biglari Holdings Inc.	12,774	6,227
*	ITT Educational Services Inc.	204,761	5,873
	Capella Education Co.	92,176	5,821
*	Pinnacle Entertainment Inc.	245,496	5,818
*	Pep Boys-Manny Moe & Jack	441,016	5,610
	Fred's Inc. Class A	305,164	5,496
	SkyWest Inc.	427,426	5,454
	Regis Corp.	396,007	5,425
*	Steiner Leisure Ltd.	115,240	5,330
*	FTD Cos. Inc.	162,259	5,161
^	Weight Watchers International Inc.	247,184	5,077
	Weis Markets Inc.	94,154	4,637
^,* Media General Inc.		248,974	4,574
*	Boyd Gaming Corp.	329,484	4,349
*	Strayer Education Inc.	89,534	4,157
	Harte-Hanks Inc.	466,297	4,122
*	Houghton Mifflin Harcourt Co.	183,353	3,728
	Clear Channel Outdoor Holdings Inc. Class A	367,404	3,347
*	New Media Investment Group Inc.	222,328	3,339
*	Aeropostale Inc.	617,862	3,102
*	Ruby Tuesday Inc.	485,302	2,723
*	Sears Hometown and Outlet Stores Inc.	99,951	2,364
	Speedway Motorsports Inc.	108,398	2,030
*	Rush Enterprises Inc. Class B	71,446	2,016
*	Bridgepoint Education Inc.	135,362	2,016
^,* RadioShack Corp.		837,773	1,776
*	QuinStreet Inc.	245,511	1,630
	ClubCorp Holdings Inc.	83,282	1,574
*	RealNetworks Inc.	202,098	1,532

^,* hhgregg Inc.		115,780	1,113
*	Demand Media Inc.	195,879	950
*	Education Management Corp.	163,641	797
			1,586,493
Financials (28.3%)
	Arthur J Gallagher & Co.	1,170,998	55,716
	Liberty Property Trust	1,286,567	47,552
	NorthStar Realty Finance Corp.	2,857,247	46,116
	East West Bancorp Inc.	1,253,045	45,736
	Mid-America Apartment Communities Inc.	655,989	44,784
	Starwood Property Trust Inc.	1,710,750	40,357
	HCC Insurance Holdings Inc.	873,309	39,727
	Eaton Vance Corp.	1,016,356	38,784
	Apartment Investment & Management Co. Class A	1,278,467	38,635
	American Financial Group Inc.	666,173	38,445
*	Liberty Ventures Class A	293,971	38,313
	Hospitality Properties Trust	1,308,342	37,576
	Cullen/Frost Bankers Inc.	478,298	37,082
	Senior Housing Properties Trust	1,646,695	37,001
	National Retail Properties Inc.	1,067,548	36,638
	Omega Healthcare Investors Inc.	1,086,328	36,414
	Prosperity Bancshares Inc.	550,164	36,393
	Assured Guaranty Ltd.	1,434,790	36,329
	Protective Life Corp.	687,347	36,148
	CNO Financial Group Inc.	1,926,858	34,876
	RenaissanceRe Holdings Ltd.	346,152	33,784
	Old Republic International Corp.	2,049,971	33,620
	Brown & Brown Inc.	1,081,109	33,255
	Commerce Bancshares Inc.	713,344	33,113
	Two Harbors Investment Corp.	3,200,826	32,808
	City National Corp.	406,520	32,001
	Corrections Corp. of America	1,013,969	31,758
	Highwoods Properties Inc.	786,551	30,211
	FirstMerit Corp.	1,443,510	30,068
	Columbia Property Trust Inc.	1,092,117	29,760
	BankUnited Inc.	843,944	29,344
	Validus Holdings Ltd.	775,785	29,255
	First Niagara Financial Group Inc.	3,095,450	29,252
*	E*TRADE Financial Corp.	1,260,632	29,020
*	Forest City Enterprises Inc. Class A	1,493,505	28,526
	Allied World Assurance Co. Holdings AG	276,268	28,508
*	Alleghany Corp.	69,440	28,289
	Retail Properties of America Inc.	2,066,997	27,987
	Synovus Financial Corp.	8,080,503	27,393
	CommonWealth REIT	1,035,739	27,240
	Hancock Holding Co.	737,040	27,013
*	Popular Inc.	859,491	26,636
	American Homes 4 Rent Class A	1,536,374	25,673
	StanCorp Financial Group Inc.	382,468	25,549
	First Horizon National Corp.	2,068,006	25,519
	Associated Banc-Corp	1,409,234	25,451
*	MGIC Investment Corp.	2,957,699	25,200
	Federated Investors Inc. Class B	824,704	25,186
	CBL & Associates Properties Inc.	1,415,278	25,121
	MFA Financial Inc.	3,207,851	24,861
	EPR Properties	462,908	24,715
	Webster Financial Corp.	790,756	24,561

CapitalSource Inc.	1,636,519	23,877
Bank of Hawaii Corp.	389,868	23,630
Hanover Insurance Group Inc.	384,088	23,598
ProAssurance Corp.	528,968	23,555
First American Financial Corp.	882,037	23,418
Piedmont Office Realty Trust Inc. Class A	1,350,157	23,155
UMB Financial Corp.	356,214	23,047
Primerica Inc.	481,104	22,665
Aspen Insurance Holdings Ltd.	570,145	22,635
TCF Financial Corp.	1,303,318	21,713
Fulton Financial Corp.	1,675,111	21,073
White Mountains Insurance Group Ltd.	35,121	21,069
Washington Federal Inc.	896,398	20,886
Assurant Inc.	313,526	20,367
Corporate Office Properties Trust	764,338	20,362
Geo Group Inc.	631,031	20,344
DiamondRock Hospitality Co.	1,709,309	20,084
American National Insurance Co.	176,396	19,942
Endurance Specialty Holdings Ltd.	368,566	19,840
Brandywine Realty Trust	1,370,643	19,820
Bank of the Ozarks Inc.	290,533	19,774
Wintrust Financial Corp.	404,155	19,666
FNB Corp.	1,448,814	19,414
Cousins Properties Inc.	1,648,561	18,909
BancorpSouth Inc.	752,301	18,777
Susquehanna Bancshares Inc.	1,639,253	18,671
Umpqua Holdings Corp.	981,215	18,290
PrivateBancorp Inc.	599,083	18,278
Glacier Bancorp Inc.	618,353	17,976
Invesco Mortgage Capital Inc.	1,076,269	17,726
First Industrial Realty Trust Inc.	913,878	17,656
* MBIA Inc.	1,260,897	17,640
Iberiabank Corp.	248,868	17,458
Valley National Bancorp	1,662,808	17,310
Spirit Realty Capital Inc.	1,540,772	16,918
United Bankshares Inc.	541,377	16,577
First Financial Bankshares Inc.	265,895	16,430
Symetra Financial Corp.	823,364	16,319
EastGroup Properties Inc.	254,503	16,011
Hatteras Financial Corp.	844,953	15,927
Cathay General Bancorp	626,424	15,780
Erie Indemnity Co. Class A	223,221	15,572
RLI Corp.	338,367	14,969
MB Financial Inc.	480,827	14,886
National Health Investors Inc.	245,839	14,863
EverBank Financial Corp.	751,154	14,820
Platinum Underwriters Holdings Ltd.	246,007	14,785
Redwood Trust Inc.	721,895	14,640
Janus Capital Group Inc.	1,336,989	14,533
Mack-Cali Realty Corp.	697,569	14,502
Newcastle Investment Corp.	3,074,260	14,449
Capitol Federal Financial Inc.	1,142,710	14,341
New Residential Investment Corp.	2,214,485	14,328
PacWest Bancorp	332,351	14,294
Kemper Corp.	364,142	14,263
Trustmark Corp.	559,809	14,191
Gaming and Leisure Properties Inc.	387,199	14,117

American Equity Investment Life Holding Co.	596,780	14,096
Chimera Investment Corp.	4,494,239	13,752
Potlatch Corp.	354,587	13,719
Home Loan Servicing Solutions Ltd.	621,225	13,418
PennyMac Mortgage Investment Trust	560,812	13,403
CVB Financial Corp.	832,583	13,238
Community Bank System Inc.	336,658	13,136
Old National Bancorp	874,240	13,035
Acadia Realty Trust	489,212	12,905
ARMOUR Residential REIT Inc.	3,128,645	12,890
Columbia Banking System Inc.	448,652	12,796
First Financial Holdings Inc.	200,352	12,546
BOK Financial Corp.	180,836	12,487
* Ambac Financial Group Inc.	393,779	12,219
Government Properties Income Trust	478,860	12,067
Westamerica Bancorporation	219,469	11,869
International Bancshares Corp.	470,427	11,798
CYS Investments Inc.	1,414,506	11,684
LTC Properties Inc.	304,502	11,458
Radian Group Inc.	757,541	11,386
BBCN Bancorp Inc.	660,371	11,319
DCT Industrial Trust Inc.	1,419,030	11,182
Parkway Properties Inc.	606,793	11,074
Pinnacle Financial Partners Inc.	293,861	11,017
Selective Insurance Group Inc.	466,947	10,889
First Citizens BancShares Inc. Class A	45,079	10,853
Northwest Bancshares Inc.	743,031	10,848
Mercury General Corp.	240,538	10,843
National Penn Bancshares Inc.	1,035,130	10,817
First Midwest Bancorp Inc.	625,513	10,684
Argo Group International Holdings Ltd.	232,033	10,650
Capstead Mortgage Corp.	838,181	10,611
Montpelier Re Holdings Ltd.	354,176	10,540
Horace Mann Educators Corp.	354,664	10,285
Pennsylvania REIT	568,192	10,256
Astoria Financial Corp.	737,679	10,195
American Assets Trust Inc.	300,473	10,138
Sterling Financial Corp.	300,392	10,012
Empire State Realty Trust Inc.	661,675	9,998
BGC Partners Inc. Class A	1,526,904	9,986
Franklin Street Properties Corp.	789,401	9,946
* Enstar Group Ltd.	72,879	9,934
* iStar Financial Inc.	668,692	9,870
Interactive Brokers Group Inc.	454,685	9,853
* Starwood Waypoint Residential Trust	341,855	9,842
^ AmTrust Financial Services Inc.	261,535	9,836
Cash America International Inc.	233,943	9,058
Boston Private Financial Holdings Inc.	665,278	9,001
NBT Bancorp Inc.	365,027	8,929
Provident Financial Services Inc.	472,186	8,674
First Financial Bancorp	478,498	8,603
Chemical Financial Corp.	260,882	8,466
American Capital Mortgage Investment Corp.	449,769	8,442
* Greenlight Capital Re Ltd. Class A	255,665	8,386
Nelnet Inc. Class A	198,042	8,100
Associated Estates Realty Corp.	477,594	8,090
* KCG Holdings Inc. Class A	660,788	7,883

Inland Real Estate Corp.	742,456	7,833
Independent Bank Corp.	198,083	7,799
Park National Corp.	101,163	7,778
* Altisource Asset Management Corp.	7,238	7,778
WesBanco Inc.	242,885	7,731
Ashford Hospitality Trust Inc.	670,553	7,557
First Commonwealth Financial Corp.	825,379	7,461
Select Income REIT	240,156	7,270
* Harbinger Group Inc.	570,796	6,981
OFG Bancorp	398,822	6,856
Banner Corp.	162,545	6,699
Safety Insurance Group Inc.	121,342	6,534
Infinity Property & Casualty Corp.	95,683	6,471
First Potomac Realty Trust	487,533	6,299
* Piper Jaffray Cos.	134,185	6,146
* Investment Technology Group Inc.	300,867	6,078
* Navigators Group Inc.	98,907	6,072
Resource Capital Corp.	1,064,972	5,932
Anworth Mortgage Asset Corp.	1,192,159	5,913
S&T Bancorp Inc.	247,435	5,864
City Holding Co.	130,417	5,851
Brookline Bancorp Inc.	616,398	5,807
Rouse Properties Inc.	327,755	5,651
Central Pacific Financial Corp.	275,737	5,570
Maiden Holdings Ltd.	443,851	5,539
* World Acceptance Corp.	71,566	5,373
Berkshire Hills Bancorp Inc.	207,589	5,372
Oritani Financial Corp.	339,184	5,363
* First BanCorp	906,265	4,930
FXCM Inc. Class A	331,492	4,896
* Green Dot Corp. Class A	247,515	4,834
National Western Life Insurance Co. Class A	19,551	4,780
Tompkins Financial Corp.	96,831	4,741
United Fire Group Inc.	155,629	4,723
State Bank Financial Corp.	266,627	4,717
Saul Centers Inc.	98,871	4,683
* Ezcorp Inc. Class A	426,352	4,600
Dime Community Bancshares Inc.	256,374	4,353
AG Mortgage Investment Trust Inc.	247,891	4,341
* St. Joe Co.	221,540	4,265
Getty Realty Corp.	218,689	4,131
* Flagstar Bancorp Inc.	172,300	3,829
FBL Financial Group Inc. Class A	86,645	3,753
* Beneficial Mutual Bancorp Inc.	273,938	3,613
BancFirst Corp.	53,913	3,053
OneBeacon Insurance Group Ltd. Class A	197,194	3,049
Ashford Hospitality Prime Inc.	189,603	2,867
* DFC Global Corp.	319,894	2,825
Employers Holdings Inc.	136,772	2,767
State Auto Financial Corp.	125,175	2,668
* Forestar Group Inc.	144,872	2,579
* TESARO Inc.	86,544	2,551
* Walker & Dunlop Inc.	153,320	2,507
Meadowbrook Insurance Group Inc.	416,317	2,427
Fidelity & Guaranty Life	102,100	2,410
GFI Group Inc.	647,955	2,300
* Kearny Financial Corp.	115,263	1,704

Urstadt Biddle Properties Inc. Class A	55,496	1,147
Urstadt Biddle Properties Inc.	42,332	750
		3,660,822
Health Care (5.7%)
* Covance Inc.	495,319	51,464
Teleflex Inc.	360,432	38,653
* Community Health Systems Inc.	942,416	36,914
* Tenet Healthcare Corp.	848,248	36,314
* Mallinckrodt plc	510,405	32,365
* InterMune Inc.	850,359	28,462
* Team Health Holdings Inc.	612,732	27,420
HealthSouth Corp.	731,562	26,285
* Alnylam Pharmaceuticals Inc.	391,415	26,280
* Charles River Laboratories International Inc.	417,096	25,168
STERIS Corp.	515,702	24,625
* WellCare Health Plans Inc.	382,973	24,326
* Health Net Inc.	699,671	23,796
* Alere Inc.	685,891	23,560
* Bio-Rad Laboratories Inc. Class A	175,501	22,485
* LifePoint Hospitals Inc.	390,950	21,326
Hill-Rom Holdings Inc.	502,283	19,358
Owens & Minor Inc.	551,812	19,330
* Magellan Health Services Inc.	240,460	14,271
* Celldex Therapeutics Inc.	780,863	13,798
* Wright Medical Group Inc.	433,603	13,472
* Clovis Oncology Inc.	192,769	13,353
* Synageva BioPharma Corp.	158,520	13,152
* Amsurg Corp. Class A	270,095	12,716
* Prestige Brands Holdings Inc.	453,261	12,351
^ PDL BioPharma Inc.	1,403,277	11,661
Kindred Healthcare Inc.	449,987	10,539
CONMED Corp.	238,081	10,345
Select Medical Holdings Corp.	800,033	9,960
* Molina Healthcare Inc.	261,207	9,811
* Integra LifeSciences Holdings Corp.	212,863	9,790
* Hanger Inc.	289,131	9,738
* Portola Pharmaceuticals Inc.	232,854	6,031
* Agios Pharmaceuticals Inc.	136,093	5,328
Invacare Corp.	256,460	4,891
* Orthofix International NV	161,956	4,883
* Infinity Pharmaceuticals Inc.	401,544	4,774
National Healthcare Corp.	73,692	4,110
* Amedisys Inc.	270,110	4,022
* Synergy Pharmaceuticals Inc.	733,391	3,894
* Lexicon Pharmaceuticals Inc.	2,024,333	3,502
* Ophthotech Corp.	87,641	3,132
* Ultragenyx Pharmaceutical Inc.	52,527	2,568
* Achillion Pharmaceuticals Inc.	763,865	2,513
* Gentiva Health Services Inc.	270,510	2,467
Universal American Corp.	338,732	2,395
* LHC Group Inc.	108,342	2,390
* BioScrip Inc.	284,540	1,986
* Surgical Care Affiliates Inc.	49,825	1,532
* Rigel Pharmaceuticals Inc.	380,839	1,478
* Wright Medical Group Inc. CVR	71,097	58
		735,042

Industrials (21.5%)
IDEX Corp.	707,468	51,567
Trinity Industries Inc.	677,649	48,838
* Flextronics International Ltd.	5,270,477	48,699
Valspar Corp.	666,317	48,055
Total System Services Inc.	1,479,334	44,987
Global Payments Inc.	628,972	44,726
PerkinElmer Inc.	987,412	44,493
Carlisle Cos. Inc.	558,410	44,304
Allegion plc	840,003	43,823
Huntington Ingalls Industries Inc.	426,090	43,572
Oshkosh Corp.	736,237	43,342
Terex Corp.	919,663	40,741
Alliant Techsystems Inc.	278,352	39,568
Broadridge Financial Solutions Inc.	1,045,179	38,818
* United Rentals Inc.	407,584	38,696
AptarGroup Inc.	573,064	37,880
Ryder System Inc.	467,127	37,333
Sonoco Products Co.	894,384	36,688
Generac Holdings Inc.	601,536	35,473
Lennox International Inc.	385,168	35,016
Bemis Co. Inc.	889,409	34,900
ITT Corp.	799,304	34,178
* WESCO International Inc.	388,120	32,299
Babcock & Wilcox Co.	965,623	32,059
Exelis Inc.	1,657,275	31,505
* Spirit AeroSystems Holdings Inc. Class A	1,112,311	31,356
RR Donnelley & Sons Co.	1,729,901	30,965
Kennametal Inc.	687,483	30,455
Packaging Corp. of America	429,532	30,226
URS Corp.	631,046	29,697
Crane Co.	407,734	29,010
* Teledyne Technologies Inc.	296,073	28,817
EnerSys Inc.	412,569	28,587
* Foster Wheeler AG	866,548	28,093
GATX Corp.	402,397	27,315
Regal-Beloit Corp.	374,704	27,245
* Esterline Technologies Corp.	250,381	26,676
* AECOM Technology Corp.	823,386	26,488
Belden Inc.	380,334	26,471
World Fuel Services Corp.	597,364	26,344
EMCOR Group Inc.	556,280	26,028
Anixter International Inc.	242,186	24,587
* Owens-Illinois Inc.	720,891	24,388
Curtiss-Wright Corp.	377,957	24,015
* Moog Inc. Class A	365,125	23,919
Deluxe Corp.	441,181	23,149
* Graphic Packaging Holding Co.	2,273,544	23,099
* CoreLogic Inc.	719,013	21,599
Actuant Corp. Class A	604,616	20,648
Con-way Inc.	497,700	20,445
* Armstrong World Industries Inc.	382,436	20,365
Silgan Holdings Inc.	388,162	19,222
Manitowoc Co. Inc.	586,666	18,451
Littelfuse Inc.	196,613	18,411
* Swift Transportation Co.	734,830	18,187
* USG Corp.	540,886	17,698

* Berry Plastics Group Inc.	762,741	17,657
Vishay Intertechnology Inc.	1,183,292	17,607
* Euronet Worldwide Inc.	421,297	17,522
Covanta Holding Corp.	969,285	17,496
Convergys Corp.	793,114	17,377
* Texas Industries Inc.	187,688	16,821
* Tetra Tech Inc.	568,053	16,809
Mobile Mini Inc.	384,549	16,674
Harsco Corp.	705,569	16,531
Barnes Group Inc.	427,172	16,433
Applied Industrial Technologies Inc.	330,327	15,935
* MSA Safety Inc.	276,590	15,766
Triumph Group Inc.	229,528	14,823
* Orbital Sciences Corp.	529,590	14,776
Jabil Circuit Inc.	811,793	14,612
United Stationers Inc.	346,570	14,234
Watts Water Technologies Inc. Class A	238,840	14,017
UniFirst Corp.	126,069	13,860
* PHH Corp.	501,425	12,957
* Korn/Ferry International	434,380	12,931
TAL International Group Inc.	297,760	12,765
ABM Industries Inc.	439,960	12,644
Booz Allen Hamilton Holding Corp. Class A	561,745	12,358
* Masonite International Corp.	217,812	12,311
Granite Construction Inc.	306,485	12,238
Knight Transportation Inc.	528,514	12,225
Brink's Co.	423,501	12,091
* Sanmina Corp.	688,068	12,007
* Plexus Corp.	296,720	11,890
* FTI Consulting Inc.	355,701	11,859
* Knowles Corp.	371,876	11,740
Greif Inc. Class A	223,546	11,734
CIRCOR International Inc.	154,111	11,301
* H&E Equipment Services Inc.	277,467	11,224
Brady Corp. Class A	404,160	10,973
* Itron Inc.	308,456	10,963
* Benchmark Electronics Inc.	469,932	10,644
* TrueBlue Inc.	359,720	10,525
General Cable Corp.	409,412	10,485
Heartland Express Inc.	460,709	10,453
* Louisiana-Pacific Corp.	618,229	10,429
Aircastle Ltd.	530,260	10,276
* Rexnord Corp.	353,615	10,248
* Wesco Aircraft Holdings Inc.	461,737	10,163
G&K Services Inc. Class A	165,787	10,141
* Greenbrier Cos. Inc.	220,243	10,043
* Meritor Inc.	813,109	9,961
* Greatbatch Inc.	215,832	9,911
Otter Tail Corp.	318,134	9,795
Werner Enterprises Inc.	381,969	9,744
* Tutor Perini Corp.	339,120	9,723
Kaman Corp.	235,341	9,574
Matson Inc.	375,980	9,283
Universal Forest Products Inc.	165,928	9,182
MTS Systems Corp.	133,808	9,164
Cubic Corp.	176,026	8,990
Albany International Corp.	249,605	8,871

	AAR Corp.	329,437	8,549
*	Aegion Corp. Class A	331,611	8,393
	UTi Worldwide Inc.	779,719	8,257
*	Navigant Consulting Inc.	429,825	8,021
	Altra Industrial Motion Corp.	224,613	8,019
	Arkansas Best Corp.	215,181	7,951
	Encore Wire Corp.	163,092	7,912
*	Boise Cascade Co.	275,850	7,900
	ESCO Technologies Inc.	220,532	7,760
*	Atlas Air Worldwide Holdings Inc.	219,311	7,735
	Textainer Group Holdings Ltd.	197,577	7,561
	John Bean Technologies Corp.	242,161	7,483
	McGrath RentCorp	213,757	7,473
	Hyster-Yale Materials Handling Inc.	72,321	7,051
	Astec Industries Inc.	159,688	7,012
*	Sykes Enterprises Inc.	346,904	6,893
*	EnPro Industries Inc.	92,936	6,754
*	Newport Corp.	324,642	6,714
	Schnitzer Steel Industries Inc.	218,439	6,302
	Mueller Water Products Inc. Class A	660,187	6,272
	Insperity Inc.	200,410	6,209
	ManTech International Corp. Class A	208,190	6,123
	Materion Corp.	180,001	6,107
*	Nortek Inc.	73,934	6,078
	Standex International Corp.	111,404	5,969
*	Monster Worldwide Inc.	797,219	5,963
*	Rofin-Sinar Technologies Inc.	245,913	5,892
	Kelly Services Inc. Class A	238,287	5,655
*	GrafTech International Ltd.	503,098	5,494
	Quad/Graphics Inc.	221,339	5,190
	Park Electrochemical Corp.	173,369	5,179
	Kforce Inc.	237,295	5,059
*	Taminco Corp.	232,521	4,885
	AVX Corp.	367,097	4,838
	Comfort Systems USA Inc.	311,921	4,754
	American Science & Engineering Inc.	68,699	4,614
*	Checkpoint Systems Inc.	343,617	4,611
	Resources Connection Inc.	323,819	4,563
	Apogee Enterprises Inc.	119,774	3,980
*	TTM Technologies Inc.	470,693	3,977
*	CAI International Inc.	156,008	3,849
*	TeleTech Holdings Inc.	152,680	3,742
*	Air Transport Services Group Inc.	453,956	3,564
	Black Box Corp.	136,751	3,328
	Acacia Research Corp.	210,114	3,211
*	Layne Christensen Co.	165,243	3,006
*	Dice Holdings Inc.	331,156	2,470
*	Continental Building Products Inc.	115,500	2,176
*	Aeroflex Holding Corp.	147,846	1,229
*	Ply Gem Holdings Inc.	87,668	1,107
	Electro Scientific Industries Inc.	111,013	1,093
*	Multi-Fineline Electronix Inc.	73,294	938
*	Viasystems Group Inc.	35,935	450
			2,781,597
Oil & Gas (4.9%)
*	Oil States International Inc.	466,512	45,998
*	First Solar Inc.	653,059	45,577

	Superior Energy Services Inc.	1,387,934	42,693
	Patterson-UTI Energy Inc.	1,198,200	37,959
*	Newfield Exploration Co.	1,192,089	37,384
^,* Ultra Petroleum Corp.		1,270,965	34,176
*	WPX Energy Inc.	1,764,077	31,806
*	Unit Corp.	430,615	28,154
*	MRC Global Inc.	847,342	22,844
	Exterran Holdings Inc.	519,393	22,791
	Bristow Group Inc.	301,603	22,777
*	Helix Energy Solutions Group Inc.	832,203	19,124
*	GT Advanced Technologies Inc.	1,117,044	19,046
	Western Refining Inc.	453,187	17,493
*	Stone Energy Corp.	413,622	17,360
	Targa Resources Corp.	166,566	16,533
*	McDermott International Inc.	2,073,989	16,219
	PBF Energy Inc. Class A	608,487	15,699
*	SEACOR Holdings Inc.	169,405	14,640
*	Key Energy Services Inc.	1,136,879	10,505
	Delek US Holdings Inc.	342,666	9,951
*	Basic Energy Services Inc.	353,048	9,677
*	TETRA Technologies Inc.	656,319	8,401
*	Newpark Resources Inc.	718,556	8,227
^	EXCO Resources Inc.	1,310,019	7,336
*	Parker Drilling Co.	1,000,175	7,091
*	Pioneer Energy Services Corp.	546,041	7,071
*	Contango Oil & Gas Co.	135,313	6,460
	CVR Energy Inc.	151,778	6,413
*	Hercules Offshore Inc.	1,330,206	6,106
*	Clayton Williams Energy Inc.	53,265	6,019
	W&T Offshore Inc.	298,071	5,160
*	Tesco Corp.	277,183	5,128
*	Willbros Group Inc.	349,451	4,410
*	Swift Energy Co.	360,630	3,880
	Alon USA Energy Inc.	209,856	3,135
*	EP Energy Corp. Class A	159,700	3,125
*	Vantage Drilling Co.	795,496	1,360
*	Forest Oil Corp.	519,811	993
			628,721
Other (0.0%)
*	Leap Wireless International Inc CVR	474,686	1,196

Technology (7.4%)
*	NCR Corp.	1,458,496	53,308
	Pitney Bowes Inc.	1,772,073	46,056
*	Brocade Communications Systems Inc.	3,808,163	40,405
*	Ingram Micro Inc.	1,351,583	39,953
*	ON Semiconductor Corp.	3,851,278	36,202
*	Teradyne Inc.	1,696,370	33,741
*	VeriFone Systems Inc.	971,702	32,863
*	AOL Inc.	660,320	28,902
*	ARRIS Group Inc.	996,501	28,081
	Leidos Holdings Inc.	748,789	26,485
	Lexmark International Inc. Class A	538,729	24,938
	DST Systems Inc.	256,427	24,307
*	Verint Systems Inc.	467,880	21,958
*	Microsemi Corp.	828,463	20,736
	Diebold Inc.	506,016	20,185

	j2 Global Inc.	393,086	19,674
*	Rovi Corp.	861,081	19,615
*	Tech Data Corp.	316,256	19,279
	Compuware Corp.	1,812,535	19,032
*	Synaptics Inc.	311,124	18,674
*	RF Micro Devices Inc.	2,347,192	18,496
	CDW Corp.	601,550	16,506
*	Polycom Inc.	1,197,109	16,424
*	SYNNEX Corp.	256,552	15,550
*	CACI International Inc. Class A	205,185	15,143
*	Fairchild Semiconductor International Inc. Class A	1,091,018	15,045
	Intersil Corp. Class A	1,117,452	14,437
	Science Applications International Corp.	364,460	13,627
	Cypress Semiconductor Corp.	1,215,067	12,479
*	CommScope Holding Co. Inc.	487,811	12,039
*	Unisys Corp.	386,790	11,782
	ADTRAN Inc.	470,904	11,495
*	PMC-Sierra Inc.	1,446,394	11,007
^,* Advanced Micro Devices Inc.		2,700,643	10,830
*	NETGEAR Inc.	319,126	10,764
*	ScanSource Inc.	249,602	10,176
*	QLogic Corp.	761,283	9,706
*	Progress Software Corp.	429,023	9,353
*	Insight Enterprises Inc.	363,523	9,128
*	Cabot Microelectronics Corp.	203,322	8,946
*	EchoStar Corp. Class A	187,691	8,927
*	Dycom Industries Inc.	280,941	8,881
*	Spansion Inc. Class A	499,901	8,708
*	Kulicke & Soffa Industries Inc.	667,481	8,417
*	Amkor Technology Inc.	1,145,386	7,857
	CSG Systems International Inc.	284,745	7,415
*	Loral Space & Communications Inc.	103,187	7,298
*	Harmonic Inc.	860,388	6,143
	West Corp.	256,695	6,143
*	Cirrus Logic Inc.	272,065	5,406
*	Emulex Corp.	672,216	4,968
*	Digital River Inc.	274,416	4,783
^,* Endurance International Group Holdings Inc.		338,244	4,401
	Micrel Inc.	392,982	4,354
*	OmniVision Technologies Inc.	244,605	4,329
*	Intralinks Holdings Inc.	416,179	4,257
	Comtech Telecommunications Corp.	127,055	4,048
*	Mercury Systems Inc.	277,495	3,666
	Epiq Systems Inc.	249,126	3,396
*	FormFactor Inc.	483,639	3,090
*	Benefitfocus Inc.	53,490	2,512
^	Ebix Inc.	143,643	2,452
*	Pendrell Corp.	1,294,790	2,369
*	Systemax Inc.	111,790	1,667
*	Calix Inc.	164,450	1,386
			954,200
Telecommunications (0.4%)
	Telephone & Data Systems Inc.	800,318	20,976
*	Vonage Holdings Corp.	1,569,952	6,704
	Consolidated Communications Holdings Inc.	332,311	6,650
	Atlantic Tele-Network Inc.	82,522	5,440
	United States Cellular Corp.	111,778	4,584

*	Iridium Communications Inc.			504,284	3,787
	EarthLink Holdings Corp.			891,732	3,219
*	Intelsat SA			92,624	1,734
*	NII Holdings Inc.			713,787	849
					53,943
Utilities (5.9%)
	AGL Resources Inc.			1,040,322	50,934
	UGI Corp.			1,004,152	45,799
	Atmos Energy Corp.			865,392	40,786
	Westar Energy Inc. Class A			1,127,038	39,627
	Aqua America Inc.			1,546,153	38,762
	Questar Corp.			1,531,337	36,415
	Great Plains Energy Inc.			1,346,630	36,413
	Vectren Corp.			721,004	28,400
	Cleco Corp.			529,163	26,765
	IDACORP Inc.			439,480	24,378
	Piedmont Natural Gas Co. Inc.			682,134	24,141
	Hawaiian Electric Industries Inc.			886,850	22,544
	Black Hills Corp.			389,561	22,458
	Portland General Electric Co.			683,363	22,100
	Southwest Gas Corp.			406,919	21,750
	UNS Energy Corp.			345,811	20,759
	ALLETE Inc.			390,673	20,479
	PNM Resources Inc.			696,401	18,824
	New Jersey Resources Corp.			368,475	18,350
	WGL Holdings Inc.			453,589	18,171
	UIL Holdings Corp.			493,635	18,171
	TECO Energy Inc.			953,531	16,353
*	ONE Gas Inc.			454,381	16,326
	NorthWestern Corp.			339,194	16,088
	South Jersey Industries Inc.			286,398	16,064
	Avista Corp.			499,511	15,310
	Laclede Group Inc.			272,281	12,838
	El Paso Electric Co.			352,458	12,593
	MGE Energy Inc.			303,327	11,899
	American States Water Co.			339,028	10,947
	Northwest Natural Gas Co.			237,050	10,433
	California Water Service Group			397,040	9,505
*	Dynegy Inc. Class A			372,881	9,300
	Empire District Electric Co.			377,294	9,176
	Ormat Technologies Inc.			80,038	2,402
	Atlantic Power Corp.			522,499	1,515
					766,775
Total Common Stocks (Cost $9,830,840)					12,884,556
		Coupon
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund		0.122%		98,213,116	98,213

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank Discount Notes	0.070%	6/4/14	100	100
4	Federal Home Loan Bank Discount Notes	0.077%	6/13/14	400	400
4	Federal Home Loan Bank Discount Notes	0.074%	6/18/14	600	600

[4,5] Federal Home Loan Bank Discount Notes	0.075%	6/24/14	3,200	3,199
				4,299
Total Temporary Cash Investments (Cost $102,513)				102,512
Total Investments (100.4%) (Cost $9,933,353)				12,987,068
Other Assets and Liabilities-Net (-0.4%)[3]				(46,590)
Net Assets (100%)				12,940,478

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,251,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After iving effect to futures investments, the fund's effective common stock and temporary cash investment positions epresent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by anguard. Rate shown is the 7-day yield.
3 Includes $38,927,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,500,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,883,360	—	1,196
Temporary Cash Investments	98,213	4,299	—
Futures Contracts—Assets[1]	997	—	—
Total	12,982,570	4,299	1,196
1 Represents variation margin on the last day of the reporting period.

Small-Cap Value Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2014	364	42,606	(724)
E-mini S&P MidCap 400 Index	June 2014	71	9,762	38
				(686)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2014, the cost of investment securities for tax purposes was $9,938,791,000. Net unrealized appreciation of investment securities for tax purposes was $3,048,277,000, consisting of unrealized gains of $3,288,707,000 on securities that had risen in value since their purchase and $240,430,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2014

VANGUARD INDEX FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 19, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.